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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                   11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Reports to Stockholders.

                                              AIM ADVANTAGE HEALTH SCIENCES FUND
                           Semiannual Report to Shareholders - February 28, 2007

                               [COVER GLOBE IMAGE]

SECTOR EQUITY

Sectors

Table of Contents

Supplemental Information ........      2
Letters to Shareholders .........      3
Performance Summary .............      5
Management Discussion ...........      5
Long-term Fund Performance ......      7
Fund Expenses ...................      8
Approval of Advisory Agreement ..      9
Schedule of Investments .........    F-1
Financial Statements ............    F-4
Notes to Financial Statements ...    F-8
Financial Highlights ............   F-14
Trustees and Officers ...........   F-18

[AIM INVESTMENT SOLUTIONS]

    [GRAPHIC]              [GRAPHIC]
[DOMESTIC EQUITY]       [FIXED INCOME]

    [GRAPHIC]              [GRAPHIC]                 [GRAPHIC]
  [TARGET RISK]        [TARGET MATURITY]     [DIVERSIFIED PORTFOLIOS]

    [GRAPHIC]              [GRAPHIC]
 [SECTOR EQUITY]    [INTERNATIONAL/ GLOBAL
                            EQUITY]

  [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM ADVANTAGE HEALTH SCIENCES FUND

AIM ADVANTAGE HEALTH SCIENCES FUND'S INVESTMENT OBJECTIVE IS CAPITAL GROWTH.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     the Fund. Short sales carry the risk of      OTHER INFORMATION
investment for retirement plans maintained   buying a security back at a higher price
pursuant to Section 401 of the Internal      at which the Fund's exposure is unlimited.   o The returns shown in the management's
Revenue Code, including 401(k) plans,                                                     discussion of Fund performance are based
money purchase pension plans and profit      o Portfolio turnover is greater than most    on net asset values calculated for
sharing plans. Plans that had existing       funds, which may affect the Fund's           shareholder transactions. Generally
accounts invested in Class B shares prior    performance due to higher brokerage          accepted accounting principles require
to September 30, 2003, will continue to be   commissions and may also result in taxable   adjustments to be made to the net assets
allowed to make additional purchases.        gain distributions to the Fund's             of the Fund at period end for financial
                                             shareholders.                                reporting purposes, and as such, the net
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  asset values for shareholder transactions
                                             o The Fund is non-diversified and is a       and the returns based on those net asset
o Foreign securities have additional         single-sector mutual fund, which increases   values may differ from the net asset
risks, including exchange rate changes,      the risk of wider share price fluctuation.   values and returns reported in the
political and economic upheaval, the                                                      Financial Highlights.
relative lack of information about these     About indexes used in this report
companies, relatively low market liquidity                                                o Industry classifications used in this
and the potential lack of strict financial   o The Morgan Stanley Health Care Product     report are generally according to the
and accounting controls and standards.       Index is an equal-dollar weighted index of   Global Industry Classification Standard,
                                             companies involved in the business of        which was developed by and is the
o Start-up companies or earlier stage        pharmaceuticals, including biotechnology     exclusive property and a service mark of
companies, such as venture capital           and medical technology.                      Morgan Stanley Capital International Inc.
companies, generally have limited                                                         and Standard & Poor's.
operating histories, no present market for   o The unmanaged Standard & Poor's
their technologies or products and no        Composite Index of 500 Stocks (the S&P 500   o The Chartered Financial Analyst
history of earnings or financial success.    --REGISTERED TRADEMARK-- Index) is an index  --REGISTERED TRADEMARK-- (CFA--REGISTERED
These companies may rely entirely or in      of common stocks frequently used as a        TRADEMARK-- ) designation is a globally
large part on private investment to          general measure of U.S. stock market         recognized standard for measuring the
finance their operations.                    performance.                                 competence and integrity of investment
                                                                                          professionals.
o Stocks are subject to market risk,         o The unmanaged Lipper Health/
meaning stock prices vary and may fall,      Biotechnology Funds Index represents an      The Fund provides a complete list of its
thus reducing the value of the fund's        average of the largest health and            holdings four times in each fiscal year,
investments. Certain stocks selected for     biotechnology funds tracked by Lipper        at the quarter-ends. For the second and
the Fund's portfolio may decline in value    Inc., an independent mutual fund             fourth quarters, the lists appear in the
more than the overall stock market.          performance monitor.                         Fund's semiannual and annual reports to
                                                                                          shareholders. For the first and third
o The Fund may use enhanced investment       o The Fund is not managed to track the       quarters, the Fund files the lists with
techniques such as leverage, derivatives     performance of any particular index,         the Securities and Exchange Commission
and short sales. Leveraging entails          including the indexes defined here, and      (SEC) on Form N-Q. The most recent list of
special risks such as magnifying changes     consequently, the performance of the Fund    portfolio holdings is available at
in the value of the portfolio's              may deviate significantly from the           AIMinvestments.com. From our home page,
securities. Derivatives are subject to       performance of the indexes.                  click on Products & Performance, then
counter party risk-the risk that the other                                                Mutual Funds, then Fund Overview. Select
party will not complete the transaction      o A direct investment cannot be made in an   your Fund from the drop-down menu and
with                                         index. Unless otherwise indicated, index     click on Complete Quarterly Holdings.
                                             results include reinvested dividends, and    Shareholders can also look up the Fund's
                                             they do not reflect sales charges.           Forms N-Q on the SEC Web site at sec.gov.
                                             Performance of an index of funds reflects    Copies of the Fund's Forms N-Q may be
                                             fund expenses; performance of a market       reviewed and copied at the SEC Public
                                             index does not.                              Reference Room in Washington, D.C. You can
                                                                                          obtain information on the operation of the
                                                                                          Public Reference Room, including
                                                                                          information about duplicating fee charges,
                                                                                          by calling 202-942-8090 or 800-732-0330,
                                                                                          or by electronic request at the following
                                                                                          e-mail address: publicinfo@sec.gov. The
                                                                                          SEC file numbers for the Fund are
                                                                                          811-09913 and 333-36074.

                                                                                          A description of the policies and
                                                                                          procedures that the Fund uses to determine
                                                                                          how to vote

                                                                                          Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    IAGHX
================================================================================          Class B Shares                    IGHBX
                                                                                          Class C Shares                    IGHCX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM ADVANTAGE HEALTH SCIENCES FUND

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
  [TAYLOR
   PHOTO]                                       Major U.S. stock market indexes rose during the reporting period, due to continued
                                             economic expansion and a cessation of interest rate increases by the U.S. Federal
                                             Reserve Board, among other factors.(1,2) Major fixed-income indexes also produced positive returns during the reporting period.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden change based on
Philip Taylor                                geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its unpredictability at, and immediately after, the close of the reporting period. At AIM
                                             Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             Our commitment to you

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM ADVANTAGE HEALTH SCIENCES FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
  [CROCKETT
    PHOTO]                                      The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, the equity and fixed-income AIM Funds improved for the one-year
Bruce L. Crockett                            period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM TOTAL RETURN BOND FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           for example, short stocks of companies
PERFORMANCE                                                                               that our research suggests are facing
=======================================================================================   product obsolescence. The Fund's
PERFORMANCE SUMMARY                                                                       investments also include securities of
                                             ==========================================   privately held venture capital companies
The six-month period ended February 28,      FUND VS. INDEXES                             considered illiquid.
2007, was difficult for health care
stocks. For the period, AIM Advantage        Cumulative total returns,                       We seek to manage risk by generally:
Health Sciences Fund trailed its broad       8/31/06-2/28/07, excluding applicable
market, style-specific and peer group        sales charges. If sales charges were         o Limiting investments in a single stock.
indexes.(1,2) The Fund underperformed its    included, returns would be lower.
broad market index, the S&P 500 Index,                                                    o Diversifying across industries.
because the health care sector was the       Class A Shares                        4.67%
weakest performing market sector. The Fund                                                o Monitoring political trends that could
underper formed the Morgan Stanley Health    Class B Shares                        4.35   negatively affect a specific industry.
Care Product Index, its style-specific
index, due primarily to stock selection in   Class C Shares                        4.31   We may sell a holding when:
pharmaceuticals and an underweight
position in health care equipment and        S&P 500 Index1 (Broad Market Index)   8.93   o We identify a more attractive investment
supplies relative to the index.                                                           opportunity.
                                             Morgan Stanley Health Care Product
     Your Fund's long-term performance is    Index2 (Style-Specific Index)         5.34   o A company fails to capitalize on a
shown on page 7.                                                                          market opportunity.
                                             Lipper Health/Biotechnology Funds
                                             Index1 (Peer Group Index)             5.06   o A change in management occurs.

                                             SOURCES:                                     MARKET CONDITIONS AND YOUR FUND

                                             (1) LIPPER INC.;                             During the reporting period, we began to
                                                                                          see a moderation of economic growth. Gross
                                             (2) A I M MANAGEMENT GROUP INC., BLOOMBERG   domestic product, a measure of economic
                                             L.P.                                         growth, was revised sharply down to an
                                                                                          annualized rate of 2.5% from the advanced
                                             ==========================================   estimate of 3.5% for the fourth quarter of
                                                                                          2006.(1) Additionally, inflation, as
=======================================================================================   measured by the consumer price index, was
                                                                                          at an annualized rate of 2.4% for February
How we invest                                healthy and, in our opinion, likely to       2007.(2) Despite a moderating economic
                                             sustain their profitability. We assess the   environment, the unemployment rate was a
We seek health care stocks of all market     long-term commercial potential of each       relatively low 4.5% as of February
capitalizations from around the world that   company's current and prospective            2007.(2) Overall, we believed the economic
we believe are attractively priced and       products, especially products that fill      outlook remained positive although growth
have the potential to benefit from           otherwise unfilled market segments.          has slowed to a more subdued level than
long-term earnings and cash flow growth.                                                  what we have seen in the past several
                                                In addition, we may short                 years.
   We typically invest in four segments of   stocks--borrowing a stock when we believe
the health care sector: pharmaceuticals,     it is likely to decline in value, with the                                  (continued)
biotechnology, medical technology and        intention of later replacing it at a lower
health services. We look for companies       price--allowing us to profit from the
that are financially                         potential decline. We may,

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 10EQUITY LONG HOLDINGS*                     NET ASSETS AND HOLDINGS

By industry, based on total investments      1. Roche Holding A.G. (Switzerland)    5.0%  Total Net Assets           $136.08 million
Long and short positions
                                             2. Gilead Sciences, Inc.               4.2   Total Number of Long
Biotechnology                         26.1%                                                  Holdings*                           113
                                             3. Genzyme Corp.                       4.1
Pharmaceuticals                       24.9                                                Total Number of Short
                                             4. Norvartis A.G.-ADR (Switzerland)    4.0      Holdings                              2
Health Care Equipment                 16.2
                                             5. Johnson & Johnson                   3.5
Life Sciences Tools & Services        10.0
                                             6. Amgen Inc.                          3.2
Managed Health Care                    6.2
                                             7. Allergan, Inc.                      2.6
Health Care Services                   4.6
                                             8. UnitedHealth Group Inc.             2.3
Health Care Facilities                 2.9
                                             9. DaVita, Inc.                        2.1
Health Care Technology                 2.8
                                             10. Themo Fisher Scientific, Inc.      1.9
Industrial Conglomerates               1.4
                                             The Fund's holdings are subject to change, and there is no assurance that the Fund will
Health Care Supplies                   0.4   continue to hold any particular security.

Health Care Distributors               0.3   * Excluding money market fund holdings.

Insurance Brokers                      0.2

Money Market Funds                     4.0

==========================================   ==========================================   ==========================================

AIM ADVANTAGE HEALTH SCIENCES FUND

   Against this backdrop, the materials         On the other hand, our holdings in                   Derek M. Taner
and consumer discretionary sectors were      pharmacy benefit providers and retailers
the best-performing sectors of the S&P 500   MEDCO HEALTH SOLUTIONS and CVS were                     Chartered Financial Analyst,
Index.(3) The health care sector, however,   detractors from Fund performance. Overall,    [TANER    portfolio manager, is manager
was the weakest-performing sector of the     the stocks were down on concerns over         PHOTO]    of AIM Advantage Health
broad market, as large-cap pharmaceutical    health care reimbursements and increased                Sciences Fund.
stocks struggled. The Fund benefited from    competition in the generic drug arena by     Mr. Taner began his investment career in
holdings in health care equipment and        Wal-Mart (not a Fund holding). We sold       1993 with another employer, where he
supplies and biotechnology. Conversely,      both stocks during the period.               worked as a fixed income analyst,
our holdings in health care providers and                                                 assistant portfolio manger and manager of
services and retail drug stores were net        Overall, we remained optimistic about     a health care fund. Mr. Taner assumed his
detractors from Fund performance.            the potential of the health care sector,     current position with AIM in 2005. He
                                             given demographic trends and people's        earned a B.S. in accounting and an M.B.A.
   Relative to the Morgan Stanley Health     efforts to prolong and improve the quality   from the Haas School of Business at the
Care Product Index, our overweight           of their lives.                              University of California at Berkeley.
position in biotechnology stocks
contributed to Fund performance. However,       As always, we thank you for your          Assisted by the Global Health Care Team
our stock selection in pharmaceuticals and   continued investment in AIM Advantage
an underweight position in health care       Health Sciences Fund.
equipment and supplies were primarily
responsible for our underperformance of      Sources:
the index. The Morgan Stanley Health Care
Product Index is a highly concentrated,      (1) Bureau of Economic Analysis;
equally weighted index composed primarily
of large-cap pharmaceutical and health       (2) Bureau of Labor Statistics;
care equipment and services stocks, with a
lower weighting in small-cap biotechnology   (3) Lipper Inc.
stocks. Thus, when a few stocks in the
index significantly outperform their         The views and opinions expressed in
industry peers, the Fund may trail the       management's discussion of Fund
index. The Fund, on the other hand, is       performance are those of A I M Advisors,
diversified across many health care          Inc. These views and opinions are subject
industries and limits single stock           to change at any time based on factors
investments in an effort to control risk.    such as market and economic conditions.
                                             These views and opinions may not be relied
   Within health care equipment and          upon as investment advice or
services, CYTYC and THORATEC were top        recommendations, or as an offer for a
contributors to Fund performance. Cytyc,     particular security. The information is
an international provider of surgical and    not a complete analysis of every aspect of
diagnostic products targeting women's        any market, country, industry, security or
health issues, is working to employ its      the Fund. Statements of fact are from
existing assets to invest in three           sources considered reliable, but A I M
companies also focused on women's health.    Advisors, Inc. makes no representation or
The stock also benefited from lower          warranty as to their completeness or
valuations relative to industry peers.       accuracy. Although historical performance
Thoratec, a world leader in cardiovascular   is no guarantee of future results, these
therapies, held the only Food and Drug       insights may help you understand our
Administration (FDA) approved device to      investment management philosophy.
treat advanced stage heart failure, called                                                ==========================================
HeartMate. At the close of 2006, the            See important Fund and index              On April 12, 2007, after the close of the
company filed for FDA pre-market approval    disclosures on the inside front cover.       reporting period, shareholders approved
of the HeartMate II device, which is                                                      the merger of AIM Advantage Health Science
significantly smaller than its                                                            Fund into AIM Global Health Care Fund.
predecessor.                                                                              ==========================================

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM ADVANTAGE HEALTH SCIENCES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                                                                          RATIO SET FORTH IN THE MOST RECENT FUND
As of 2/28/07, including applicable sales    As of 12/31/06, the most recent calendar     PROSPECTUS AS OF THE DATE OF THIS REPORT
charges                                      quarter-end, including applicable sales      FOR CLASS A, CLASS B AND CLASS C SHARES
                                             charges                                      WAS 3.55%, 4.30% AND 4.30%, RESPECTIVELY.
CLASS A SHARES                                                                            THE EXPENSE RATIOS PRESENTED ABOVE MAY
Inception (1/23/92)                   8.07%  CLASS A SHARES                               VARY FROM THE EXPENSE RATIOS PRESENTED IN
10 Years                              6.09   Inception (1/23/92)                   8.05%  OTHER SECTIONS OF THIS REPORT THAT ARE
 5 Years                              4.71   10 Years                              6.64   BASED ON EXPENSES INCURRED DURING THE
 1 Year                              -4.37    5 Years                              2.71   PERIOD COVERED BY THIS REPORT.
                                              1 Year                               4.43
CLASS B SHARES                                                                               CLASS A SHARE PERFORMANCE REFLECTS THE
Inception (5/15/01)                   3.65%  CLASS B SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 5 Years                              4.52   Inception (5/15/01)                   3.49%  AND CLASS C SHARE PERFORMANCE REFLECTS THE
 1 Year                              -4.13    5 Years                              2.46   APPLICABLE CONTINGENT DEFERRED SALES
                                              1 Year                               4.70   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS C SHARES                                                                            CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (5/15/01)                   3.20%  CLASS C SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 5 Years                              4.50   Inception (5/15/01)                   3.04%  THE BEGINNING OF THE SEVENTH YEAR. THE
 1 Year                              -0.44    5 Years                              2.47   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                              1 Year                               8.70   YEAR AFTER PURCHASE.
==========================================   ==========================================
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
THE PERFORMANCE DATA QUOTED REPRESENT PAST   DO NOT REFLECT DEDUCTION OF TAXES A          CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE AND CANNOT GUARANTEE             SHAREHOLDER WOULD PAY ON FUND                DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           DISTRIBUTIONS OR SALE OF FUND SHARES.        CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
VISIT AIMINVESTMENTS.COM FOR THE MOST        FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR        HAD THE ADVISOR NOT WAIVED FEES AND/OR
RECENT MONTH-END PERFORMANCE. PERFORMANCE    LOSS WHEN YOU SELL SHARES.                   REIMBURSED EXPENSES, PERFORMANCE WOULD
FIGURES REFLECT REINVESTED DISTRIBUTIONS,                                                 HAVE BEEN LOWER.
CHANGES IN NET ASSET VALUE AND THE EFFECT       THE NET ANNUAL FUND OPERATING EXPENSE
OF THE MAXIMUM SALES CHARGE UNLESS           RATIO SET FORTH IN THE MOST RECENT FUND
OTHERWISE STATED. PERFORMANCE FIGURES        PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B AND CLASS C SHARES
                                             WAS 3.14%, 3.89% AND 3.89%,
                                             RESPECTIVELY.(1)

(1) Through at least June 30, 2008, the investment advisor has contractually agreed to waive a portion of the monthly management fees based on Fund assets and relative Fund performance. See the current prospectus for more information.

====================================================================================================================================

Continued from inside front cover

proxies relating to portfolio securities     click on Proxy Voting Activity. Next,
is available without charge, upon request,   select the Fund from the drop-down menu.
from our Client Services department at       The information is also available on the
800-959-4246 or on the AIM Web site,         SEC Web site, sec.gov.
AIMinvestments.com. On the home page,
scroll down and click on AIM Funds Proxy
Policy. The information is also available
on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June
30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then

AIM ADVANTAGE HEALTH SCIENCES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

Example                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments; contingent deferred       then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period September 1, 2006, through     of return of 5% per year before expenses,    hypothetical information is useful in
February 28, 2007.                           which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
Actual expenses                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended February 28, 2007, appear in    addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)           PERIOD(2)           RATIO
   A               $1,000.00             $1,046.70               $13.40        $1,011.70            $13.17             2.64%
   B                1,000.00              1,043.50                17.18         1,007.98             16.88             3.39
   C                1,000.00              1,043.10                17.17         1,007.98             16.88             3.39

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM ADVANTAGE HEALTH SCIENCES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       o The quality of services to be provided     Board also reviewed more recent Fund
Series Trust (the "Board") oversees the      by AIM. The Board reviewed the credentials   performance, which did not change their
management of AIM Advantage Health           and experience of the officers and           conclusions.
Sciences Fund (the "Fund") and, as           employees of AIM who will provide invest-
required by law, determines annually         ment advisory services to the Fund. In       o Meetings with the Fund's portfolio
whether to approve the continuance of the    reviewing the qualifications of AIM to       managers and investment personnel. With
Fund's advisory agreement with AIM           provide investment advisory services, the    respect to the Fund, the Board is meeting
Advisors, Inc. ("AIM"). Based upon the       Board considered such issues as AIM's        periodically with such Fund's portfolio
recommendation of the Investments            portfolio and product review process,        managers and/or other investment personnel
Committee of the Board, at a meeting held    various back office support functions        and believes that such individuals are
on June 27, 2006, the Board, including all   provided by AIM and AIM's equity and fixed   competent and able to continue to carry
of the independent trustees, approved the    income trading operations. Based on the      out their responsibilities under the
continuance of the advisory agreement (the   review of these and other factors, the       Advisory Agreement.
"Advisory Agreement") between the Fund and   Board concluded that the quality of
AIM for another year, effective July         services to be provided by AIM was           o Overall performance of AIM. The Board
1,2006.                                      appropriate and that AIM currently is        considered the overall performance of AIM
                                             providing satisfactory services in           in providing investment advisory and
   The Board considered the factors          accordance with the terms of the Advisory    portfolio administrative services to the
discussed below in evaluating the fairness   Agreement.                                   Fund and concluded that such performance
and reasonableness of the Advisory                                                        was satisfactory.
Agreement at the meeting on June 27, 2006    o The performance of the Fund relative to
and as part of the Board's ongoing           comparable funds. The Board reviewed the     o Fees relative to those of clients of AIM
oversight of the Fund. In their              performance of the Fund during the past      with comparable investment strategies.
deliberations, the Board and the inde-       one, three and five calendar years against   The Board reviewed the effective advisory
pendent trustees did not identify any        the performance of funds advised by other    fee rate (before waivers) for the Fund
particular factor that was controlling,      advisors with investment strategies          under the Advisory Agreement. The Board
and each trustee attributed different        comparable to those of the Fund. The Board   noted that this rate was (i) above the
weights to the various factors.              noted that the Fund's performance in such    effective advisory fee rate (before
                                             periods was below the median performance     waivers) for a mutual fund advised by AIM
   One responsibility of the independent     of such comparable funds. The Board also     with investment strategies comparable to
Senior Officer of the Fund is to manage      noted that AIM began serving as investment   those of the Fund; (ii) above the
the process by which the Fund's proposed     advisor to the Fund in November 2003.        effective sub-advisory fee rates for four
management fees are negotiated to ensure     The Board noted that AIM has recently made   offshore funds advised and sub-advised by
that they are negotiated in a manner which   changes to the Fund's portfolio management   AIM affiliates with investment strategies
is at arms' length and reasonable. To that   team, which need more time to be evaluated   comparable to those of the Fund,
end, the Senior Officer must either          before a conclusion can be made that the     although the total advisory fees for three
supervise a competitive bidding process      changes have addressed the Fund's            such offshore funds were above those for
or prepare an independent written evalu-     under performance. Based on this review      the Fund; and (iii) above the effective
ation. The Senior Officer has recommended    and after taking account of all of the       sub-advisory fee rates for two variable
an independent written evaluation in lieu    other factors that the Board considered      insurance funds sub-advised by an AIM
of a competitive bidding process and,        in determining whether to continue the       affiliate and offered to insurance company
upon the direction of the Board, has         Advisory Agreement for the Fund, the Board   separate accounts with investment
prepared such an independent written         concluded that no changes should be made     strategies comparable to those of the
evaluation. Such written evaluation also     to the Fund and that it was not necessary    Fund, although the total advisory fees for
considered certain of the factors            to change the Fund's portfolio management    such variable insurance funds were
discussed below. In addition, as discussed   team at this time. Although the inde-        comparable to those for the Fund. The
below, the Senior Officer made a recom-      pendent written evaluation of the Fund's     Board noted that AIM has agreed to waive
mendation to the Board in connection with    Senior Officer (discussed below) only        advisory fees of the Fund, as discussed
such written evaluation.                     considered Fund performance through the      below. Based on this review, the Board
                                             most recent calendar year, the Board also    concluded that the advisory fee rate for
   The discussion below serves as a          reviewed more recent Fund performance,       the Fund under the Advisory Agreement was
summary of the Senior Officer's              which did not change their conclusions.      fair and reasonable.
independent written evaluation and
recommendation to the Board in connection    o The performance of the Fund relative to    o Fees relative to those of comparable
there with, as well as a discussion of       indices. The Board reviewed the              funds with other advisors. The Board
the material factors and the conclusions     performance of the Fund during the past      reviewed the advisory fee rate for the
with respect thereto that formed the basis   one, three and five calendar years against   Fund under the Advisory Agreement. The
for the Board's approval of the Advisory     the performance of the Lipper                Board noted that the Fund's advisory fee
Agreement. After consideration of all of     Health/Biotech Fund Index. The Board noted   is structured as a fulcrum fee, with a
the factors below and based on its           that the Fund's performance was comparable   base component and a performance
informed business judgment, the Board        to the performance of such Index for the     adjustment component. The Board compared
determined that the Advisory Agreement is    one year and below such Index for the        effective contractual advisory fee rates
in the best interests of the Fund and its    three and five year periods. The Board       at a common asset level at the end of the
shareholders and that the compensation to    also noted that AIM began serving as         past calendar year and noted that the
AIM under the Advisory Agreement is fair     investment advisor to the Fund in November   Fund's rate was above the median rate of
and reasonable and would have been           2003. The Board noted that AIM has           the funds advised by other advisors with
obtained through arm's length                recently made changes to the Fund's          investment strategies comparable to those
negotiations.                                portfolio management team, which need more   of the Fund that the Board reviewed. The
                                             time to be evaluated before a conclusion     Board noted that AIM has agreed to waive
   Unless otherwise stated, information      can be made that the changes have            advisory fees of the Fund, as discussed
presented below is as of June 27, 2006 and   addressed the Fund's under performance.      below. Based on this review, the Board
does not reflect any changes that may have   Based on this review and after taking        concluded that the advisory fee rate for
occurred since June 27, 2006, including      account of all of the other factors that     the Fund under the Advisory Agreement was
but not limited to changes to the Fund's     the Board considered in determining          fair and reasonable.
performance, advisory fees, expense          whether to continue the Advisory Agreement
limitations and/or fee waivers.              for the Fund, the Board con cluded that      o Expense limitations and fee waivers. The
                                             no changes should be made to the Fund and    Board noted that AIM has contractually
o The nature and extent of the advisory      that it was not necessary to change the      agreed to waive advisory fees to the
services to be provided by AIM. The Board    Fund's portfolio management team at this     extent necessary such that the advisory
reviewed the services to be provided by      time. Although the independent written       fee AIM receives does not exceed an annual
AIM under the Advisory Agreement. Based on   evaluation of the Fund's Senior Officer      base management fee of 1.25%, subject to a
such review, the Board concluded that the    (discussed below) only considered Fund       maximum annual performance adjustment
range of services to be provided by AIM      performance through the most recent          upward or downward of 0.75%, through June
under the Advisory Agreement was             calendar year, the                           30,2007. As a result of this waiver, the
appropriate and that AIM currently is                                                     Board noted that the net advisory fees
providing services in accordance with the                                                 are limited to a maximum of 2.00% and a
terms of the Advisory Agreement.                                                          minimum of 0.50%. The Board considered the
                                                                                          con-

                                                                                                                         (Continued)

AIM ADVANTAGE HEALTH SCIENCES FUND

tractual nature of this fee waiver and       tinue the Advisory Agreement for the Fund,   taken by AIM have improved, and are likely
noted that it remains in effect until June   the Board considered the Senior Officer's    to continue to improve, the quality and
30,2007. The Board considered the effect     written evaluation.                          efficiency of the services AIM and its
this fee waiver would have on the Fund's                                                  affiliates provide to the Fund in each of
estimated expenses and concluded that the    o Profitability of AIM and its affiliates.   these areas, and support the Board's
levels of fee waivers/expense                The Board reviewed information concerning    approval of the continuance of the
limitations for the Fund were fair and       the profitability of AIM's (and its          Advisory Agreement for the Fund.
reasonable.                                  affiliates') investment advisory and other
                                             activities and its financial condition.
o Breakpoints and economies of scale. The    The Board considered the overall
Board reviewed the structure of the Fund's   profitability of AIM, as well as the
advisory fee under the Advisory Agreement,   profitability of AIM in connection with
noting that it does not include any          managing the Fund. The Board noted that
breakpoints. The Board considered whether    AIM's operations remain profitable,
it would be appropriate to add advisory      although increased expenses in recent
fee breakpoints for the Fund or whether,     years have reduced AIM's profitability.
due to the nature of the Fund and the        Based on the review of the profitability
advisory fee structures of comparable        of AIM's and its affiliates' investment
funds, it was reasonable to structure the    advisory and other activities and its
advisory fee without breakpoints. Based on   financial condition, the Board concluded
this review, the Board concluded that it     that the compensation to be paid by the
was not necessary to add advisory fee        Fund to AIM under its Advisory Agreement
breakpoints to the Fund's advisory fee       was not excessive.
schedule. The Board reviewed the level
of the Fund's advisory fees, and noted       o Benefits of soft dollars to AIM. The
that such fees, as a percent age of the      Board considered the benefits realized
Fund's net assets, would remain constant     by AIM as a result of broker age
under the Advisory Agreement because the     transactions executed through "soft
Advisory Agreement does not include any      dollar" arrangements. Under these
breakpoints. The Board concluded that the    arrangements, brokerage commissions paid
Fund's fee levels under the Advisory         by the Fund and/or other funds advised by
Agreement therefore would not reflect        AIM are used to pay for research and exe-
economies of scale.                          cution services. This research may be used
                                             by AIM in making investment decisions for
o Investments in affiliated money market     the Fund. The Board concluded that such
funds. The Board also took into account      arrangements were appropriate.
the fact that uninvested cash and cash
collateral from securities lending           o AIM's financial soundness in light of
arrangements, if any (collectively, "cash    the Fund's needs. The Board considered
balances") of the Fund may be invested in    whether AIM is financially sound and has
money market funds advised by AIM pursuant   the resources necessary to perform its
to the terms of an SEC exemptive order.      obligations under the Advisory Agreement,
The Board found that the Fund may realize    and concluded that AIM has the financial
certain benefits upon investing cash         resources necessary to fulfill its
balances in AIM advised money market         obligations under the Advisory Agreement.
funds, including a higher net return,
increased liquidity, increased diver-        o Historical relationship between the Fund
sification or decreased transaction costs.   and AIM. In determining whether to
The Board also found that the Fund will      continue the Advisory Agreement for the
not receive reduced services if it           Fund, the Board also considered the prior
invests its cash balances in such money      relationship between AIM and the Fund, as
market funds. The Board noted that AIM       well as the Board's knowledge of AIM's
receives no advisory fees on the portion     operations, and concluded that it was
of the Fund's assets, if any, invested in    beneficial to maintain the current
other funds advised by AIM, including the    relationship, in part, because of such
affiliated money market funds. The Board     knowledge. The Board also reviewed the
further determined that the proposed         general nature of the noninvestment
securities lending program and related       advisory services currently performed by
procedures with respect to the lending       AIM and its affiliates, such as
Fund is in the best interests of the         administrative, transfer agency and
lending Fund and its respective              distribution services, and the fees
shareholders. The Board therefore            received by AIM and its affiliates for
concluded that the investment of cash        performing such services. In addition to
collateral received in connection with the   reviewing such services, the trustees also
securities lending program in the money      considered the organizational structure
market funds according to the procedures     employed by AIM and its affiliates to
is in the best interests of the lending      provide those services. Based on the
Fund and its respective shareholders.        review of these and other factors, the
                                             Board concluded that AIM and its
o Independent written evaluation and         affiliates were qualified to continue to
recommendations of the Fund's Senior         provide non-investment advisory services
Officer. The Board noted that, upon their    to the Fund, including administrative,
direction, the Senior Officer of the Fund,   transfer agency and distribution services,
who is independent of AIM and AIM's          and that AIM and its affiliates currently
affiliates, had prepared an independent      are providing satisfactory
written evaluation in order to assist the    non-investment advisory services.
Board in determining the reasonableness of
the proposed management fees of the AIM      o Other factors and current trends. The
Funds, including the Fund. The Board noted   Board considered the steps that AIM and
that the Senior Officer's written            its affiliates have taken over the last
evaluation had been relied upon by the       several years, and continue to take, in
Board in this regard in lieu of a            order to improve the quality and
competitive bidding process. In              efficiency of the services they provide
determining wheter to con-                   to the Funds in the areas of investment
                                             performance, product line diversification,
                                             distribution, fund operations shareholder
                                             services and compliance. The Board
                                             concluded that these steps

AIM Advantage Health Sciences Fund

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-85.78%

BIOTECHNOLOGY-29.38%

Affymax Inc.(a)                                    6,470   $    230,434
-----------------------------------------------------------------------
Altus Pharmaceuticals Inc.(a)                     80,053      1,307,265
-----------------------------------------------------------------------
Amgen Inc.(a)                                     67,452      4,334,465
-----------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)                    25,145        318,084
-----------------------------------------------------------------------
Biogen Idec Inc.(a)                               29,991      1,355,293
-----------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)                   63,041      1,073,588
-----------------------------------------------------------------------
Celgene Corp.(a)(b)                               38,666      2,060,898
-----------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)(b)                40,507        811,355
-----------------------------------------------------------------------
Evolutionary Genomics / GenoPlex, Inc.
  (Acquired 09/15/97-06/25/98; Cost
  $408,490)(a)(c)(d)(e)(f)                     3,663,120              0
-----------------------------------------------------------------------
Genentech, Inc.(a)                                16,345      1,379,028
-----------------------------------------------------------------------
Genzyme Corp.(a)                                  91,246      5,639,003
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          80,511      5,761,367
-----------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                    59,666        656,326
-----------------------------------------------------------------------
ImClone Systems Inc.(a)                           35,359      1,018,693
-----------------------------------------------------------------------
Incyte Corp.(a)                                   62,606        401,304
-----------------------------------------------------------------------
InterMune, Inc.(a)                                35,300      1,070,296
-----------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                 25,537        291,122
-----------------------------------------------------------------------
Mannkind Corp.(a)                                 42,039        668,840
-----------------------------------------------------------------------
Medarex, Inc.(a)                                  73,757      1,008,996
-----------------------------------------------------------------------
MedImmune, Inc.(a)                                61,129      1,950,626
-----------------------------------------------------------------------
Myriad Genetics, Inc.(a)                          15,442        516,689
-----------------------------------------------------------------------
Neurogen Corp.(a)                                    785          4,922
-----------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(a)                     35,635        935,419
-----------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                       9,316        322,334
-----------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)(b)                97,108        417,564
-----------------------------------------------------------------------
PDL BioPharma Inc.(a)(b)                          48,928        934,035
-----------------------------------------------------------------------
SONUS Pharmaceuticals, Inc.(a)                   145,299        780,256
-----------------------------------------------------------------------
Theravance, Inc.(a)                               12,311        397,030
-----------------------------------------------------------------------
TorreyPines Therapeutics Inc.(a)(b)               11,015         86,027
-----------------------------------------------------------------------
United Therapeutics Corp.(a)                      29,238      1,643,176
-----------------------------------------------------------------------
Vanda Pharmaceuticals Inc.(a)                     17,910        430,915
-----------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                    26,936        826,666
-----------------------------------------------------------------------
ZymoGenetics, Inc.(a)                             90,461      1,356,915
=======================================================================
                                                             39,988,931
=======================================================================

HEALTH CARE DISTRIBUTORS-1.21%

Animal Health International, Inc.(a)              48,610        627,069
-----------------------------------------------------------------------
PSS World Medical, Inc.(a)                        49,315      1,022,793
=======================================================================
                                                              1,649,862
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HEALTH CARE EQUIPMENT-14.35%

Accuray Inc.(a)                                    6,072   $    154,715
-----------------------------------------------------------------------
Baxter International Inc.                         35,118      1,756,251
-----------------------------------------------------------------------
Cytyc Corp.(a)                                    67,517      2,045,765
-----------------------------------------------------------------------
Dade Behring Holdings Inc.                        36,055      1,476,813
-----------------------------------------------------------------------
Dexcom Inc.(a)                                    78,341        633,779
-----------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)                     106,602        716,366
-----------------------------------------------------------------------
Foxhollow Technologies Inc.(a)                    32,998        737,835
-----------------------------------------------------------------------
Hospira, Inc.(a)                                  35,308      1,351,237
-----------------------------------------------------------------------
Mentor Corp.                                      21,005      1,008,450
-----------------------------------------------------------------------
NxStage Medical, Inc.(a)(g)                       72,042        882,515
-----------------------------------------------------------------------
Respironics, Inc.(a)                              59,572      2,440,665
-----------------------------------------------------------------------
Sensys Medical, Inc. (Acquired
  04/23/04-08/09/06; Cost
  $1,302)(a)(c)(d)(e)(f)                           8,750            875
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         35,951      1,425,457
-----------------------------------------------------------------------
Symmetry Medical Inc.(a)                          54,675        815,204
-----------------------------------------------------------------------
Thoratec Corp.(a)                                111,279      2,186,632
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   41,233      1,894,656
=======================================================================
                                                             19,527,215
=======================================================================

HEALTH CARE FACILITIES-2.50%

Assisted Living Concepts Inc.-Class A(a)          68,892        788,814
-----------------------------------------------------------------------
Brookdale Senior Living Inc.                      30,199      1,425,695
-----------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                       36,108      1,188,675
=======================================================================
                                                              3,403,184
=======================================================================

HEALTH CARE SERVICES-5.18%

DaVita, Inc.(a)                                   52,167      2,845,710
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          26,728      2,015,558
-----------------------------------------------------------------------
HMS Holdings Corp.(a)                             58,221      1,152,776
-----------------------------------------------------------------------
Quest Diagnostics Inc.                            20,378      1,039,686
=======================================================================
                                                              7,053,730
=======================================================================

HEALTH CARE SUPPLIES-0.52%

Cooper Cos., Inc. (The)(b)                        15,343        704,090
=======================================================================

HEALTH CARE TECHNOLOGY-3.18%

Eclipsys Corp.(a)                                 71,959      1,505,382
-----------------------------------------------------------------------
TriZetto Group, Inc. (The)(a)                     98,802      2,058,046
-----------------------------------------------------------------------
Vital Images, Inc.(a)                             22,163        761,742
=======================================================================
                                                              4,325,170
=======================================================================

INDUSTRIAL CONGLOMERATES-1.55%

Tyco International Ltd.                           68,250      2,104,147
=======================================================================

INSURANCE BROKERS-0.20%

eHealth, Inc.(a)                                  10,833        271,042
=======================================================================

AIM Advantage Health Sciences Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES-9.88%

Advanced Magnetics, Inc.(a)                       22,931   $  1,352,241
-----------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                         32,131      1,473,206
-----------------------------------------------------------------------
eResearch Technology, Inc.(a)                     85,000        601,800
-----------------------------------------------------------------------
Exelixis, Inc.(a)                                 45,700        460,199
-----------------------------------------------------------------------
Invitrogen Corp.(a)                               31,784      2,010,338
-----------------------------------------------------------------------
Millipore Corp.(a)(b)                             21,133      1,511,432
-----------------------------------------------------------------------
PAREXEL International Corp.(a)                    15,969        543,106
-----------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          73,065      2,322,736
-----------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(a)                 57,258      2,592,070
-----------------------------------------------------------------------
Varian Inc.(a)                                    10,683        581,476
=======================================================================
                                                             13,448,604
=======================================================================

MANAGED HEALTH CARE-7.06%

Aetna Inc.                                        27,701      1,226,323
-----------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $947,876)(a)(d)(e)                              70,213        561,704
-----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     25,213      1,372,092
-----------------------------------------------------------------------
Health Net Inc.(a)                                38,877      2,078,753
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           60,349      3,150,218
-----------------------------------------------------------------------
WellPoint Inc.(a)                                 15,336      1,217,525
=======================================================================
                                                              9,606,615
=======================================================================

PHARMACEUTICALS-10.77%

Adolor Corp.(a)(b)                                93,907        627,299
-----------------------------------------------------------------------
Allergan, Inc.(b)                                 31,262      3,492,278
-----------------------------------------------------------------------
Cadence Pharmaceuticals, Inc.(a)                  33,954        484,184
-----------------------------------------------------------------------
Cypress Bioscience, Inc.(a)                       38,733        300,568
-----------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)             23,573        735,713
-----------------------------------------------------------------------
Johnson & Johnson                                 76,415      4,817,966
-----------------------------------------------------------------------
Lilly (Eli) and Co.                               25,174      1,325,159
-----------------------------------------------------------------------
Matrixx Initiatives, Inc.(a)                      27,552        492,354
-----------------------------------------------------------------------
POZEN Inc.(a)                                     20,869        328,269
-----------------------------------------------------------------------
Sepracor Inc.(a)                                  11,464        602,548
-----------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)                   71,938      1,070,438
-----------------------------------------------------------------------
Xenoport Inc.(a)(b)                               14,505        373,939
=======================================================================
                                                             14,650,715
=======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $103,360,589)                  116,733,305
=======================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-19.46%

CANADA-2.28%

Cardiome Pharma Corp. (Pharmaceuticals)(a)       106,168      1,169,972
-----------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)        103,900      1,936,825
=======================================================================
                                                              3,106,797
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


FRANCE-2.65%

Ipsen S.A. (Pharmaceuticals) (Acquired
  12/06/05; Cost $1,206,191)(e)(h)                46,080   $  2,101,468
-----------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)              35,386      1,500,720
=======================================================================
                                                              3,602,188
=======================================================================

GERMANY-2.17%

Merck KGaA (Pharmaceuticals)(h)                   15,396      1,915,445
-----------------------------------------------------------------------
Rhoen-Klinikum A.G. (Health Care
  Facilities)(h)                                  19,542      1,045,948
=======================================================================
                                                              2,961,393
=======================================================================

JAPAN-0.90%

Shionogi & Co., Ltd. (Pharmaceuticals)(g)         63,270      1,223,667
=======================================================================

SWITZERLAND-9.07%

Novartis A.G.-ADR (Pharmaceuticals)(a)            98,969      5,485,852
-----------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(h)           38,486      6,852,658
=======================================================================
                                                             12,338,510
=======================================================================

UNITED KINGDOM-2.39%

AstraZeneca PLC-ADR (Pharmaceuticals)             19,596      1,099,923
-----------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                   33,310      2,147,496
=======================================================================
                                                              3,247,419
=======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $19,602,706)                    26,479,974
=======================================================================

PREFERRED STOCKS-5.55%

BIOTECHNOLOGY-0.17%

Athersys Inc., Series F, Conv. Pfd. (Acquired
  04/17/00; Cost $5,000,000)(a)(c)(d)(e)(f)      416,667        235,293
-----------------------------------------------------------------------
Ingenex, Inc., Series B, Pfd. (Acquired
  09/27/94; Cost $600,000)(a)(c)(d)(e)(f)        103,055              0
=======================================================================
                                                                235,293
=======================================================================

HEALTH CARE DISTRIBUTORS-0.50%

Locus Pharmaceuticals, Inc.,
  Series C, Pfd. (Acquired 11/21/00; Cost
  $4,500,000)(a)(c)(d)(e)(f)                   2,000,000        522,000
-----------------------------------------------------------------------
  Series D, Pfd. (Acquired 09/06/01; Cost
  $2,352,940)(a)(c)(d)(e)(f)                     588,235        153,529
=======================================================================
                                                                675,529
=======================================================================

HEALTH CARE EQUIPMENT-4.81%

Masimo Corp.,
  Series C, Pfd. (Acquired 10/07/98; Cost
  $1,000,000)(a)(c)(d)(e)(f)                     125,000      2,431,250
-----------------------------------------------------------------------
  Series F, Conv. Pfd. (Acquired 04/14/99;
  Cost $174,999)(a)(c)(d)(e)(f)                   15,909        309,430
-----------------------------------------------------------------------
Intact Medical Corp. Series C, Pfd. (Acquired
  03/26/01; Cost $2,000,001)(a)(c)(d)(e)(f)    2,439,026      1,664,635
-----------------------------------------------------------------------
Sensys Medical, Inc., Series A-2, Pfd.
  (Acquired 02/25/98-09/30/05; Cost
  $7,627,992)(a)(c)(d)(e)(f)                   2,173,209      1,890,692
-----------------------------------------------------------------------

AIM Advantage Health Sciences Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Sensys Medical, Inc., Series B, Conv. Pfd.
  (Acquired 03/16/05-01/12/07; Cost
  $245,305)(a)(c)(d)(e)(f)                       282,004   $    245,344
=======================================================================
                                                              6,541,351
=======================================================================

PHARMACEUTICALS-0.07%

BioImagene, Inc., Series B-2, Pfd. (Acquired
  05/24/01; Cost $1,350,000)(a)(c)(d)(e)(f)       93,867         94,336
=======================================================================
    Total Preferred Stocks (Cost $24,851,238)                 7,546,509
=======================================================================

MONEY MARKET FUNDS-3.52%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                  2,395,170      2,395,170
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)(j)    2,395,170      2,395,170
=======================================================================
    Total Money Market Funds (Cost
      $4,790,340)                                             4,790,340
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-114.31% (Cost
  $152,604,873)                                             155,550,128
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.98%

Premier Portfolio-Institutional Class(j)(k)    1,335,125   $  1,335,125
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $1,335,125)                                       1,335,125
=======================================================================
TOTAL INVESTMENTS-115.29% (Cost $153,939,998)               156,885,253
=======================================================================
OTHER ASSETS LESS LIABILITIES-(15.29)%                      (20,800,694)
=======================================================================
NET ASSETS-100.00%                                         $136,084,559
=======================================================================

SECURITIES SOLD SHORT
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS-2.19%

HEALTH CARE DISTRIBUTORS-1.35%

AmerisourceBergen Corp.                           34,929   $  1,839,710
=======================================================================
HEALTH CARE EQUIPMENT-0.84%

Quidel Corp.                                     105,450      1,135,697
=======================================================================
TOTAL SECURITIES SOLD SHORT
  (Proceeds $2,695,768)                                    $  2,975,407
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral was segregated by the Fund was $4,181,080, which represents 140.52% of the value of securities sold short.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at February 28, 2007 was $7,547,421, which represented 5.55% of the Fund's Net Assets. See Note 1A.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $8,109,088, which represented 5.96% of the Fund's Net Assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $10,210,556, which represented 7.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Security is considered venture capital. See Note 1N.
(g) All or a portion of this security was out on loan at February 28, 2007.
(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at February 28, 2007 was $11,915,519, which represented 8.76% of the Fund's Net Assets. See Note 1A.
(i) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1J.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $147,814,533)*     $150,759,788
-----------------------------------------------------------
Investments in affiliated in money market
  funds (cost $6,125,465)                         6,125,465
===========================================================
    Total investments (cost $153,939,998)       156,885,253
===========================================================
Foreign currencies, at value (cost
  $1,162,722)                                     1,171,425
-----------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold
    short                                         4,525,375
-----------------------------------------------------------
  Investments sold                                3,503,494
-----------------------------------------------------------
  Fund shares sold                                    9,422
-----------------------------------------------------------
  Dividends and Interest                            427,157
-----------------------------------------------------------
  Short stock rebates                                12,088
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               56,413
-----------------------------------------------------------
Other assets                                        174,528
===========================================================
    Total assets                                166,765,155
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,403,447
-----------------------------------------------------------
  Fund shares reacquired                            135,057
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 65,106
-----------------------------------------------------------
  Collateral upon return of securities loaned     1,335,125
-----------------------------------------------------------
  Loan outstanding                               24,000,000
-----------------------------------------------------------
  Short stock account dividends                       1,747
-----------------------------------------------------------
Securities sold short, at value (proceeds
  $2,695,768)                                     2,975,407
-----------------------------------------------------------
Accrued interest expense                            452,060
-----------------------------------------------------------
Accrued distribution fees                            30,228
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,906
-----------------------------------------------------------
Accrued transfer agent fees                          59,834
-----------------------------------------------------------
Accrued operating expenses                          219,679
===========================================================
    Total liabilities                            30,680,596
===========================================================
Net assets applicable to shares outstanding    $136,084,559
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $128,833,975
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,152,114)
-----------------------------------------------------------
Undistributed net realized gain                   5,647,089
-----------------------------------------------------------
Unrealized appreciation                           2,755,609
===========================================================
                                               $136,084,559
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $130,685,067
___________________________________________________________
===========================================================
Class B                                        $  3,035,321
___________________________________________________________
===========================================================
Class C                                        $  2,364,171
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           7,596,924
___________________________________________________________
===========================================================
Class B                                             186,236
___________________________________________________________
===========================================================
Class C                                             150,385
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.20
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $17.20 divided by
    94.50%)                                    $      18.20
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.30
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.72
___________________________________________________________
===========================================================

* At February 28, 2007, securities with an aggregate value of $1,273,299 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   563,343
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $12,461)                           106,571
-------------------------------------------------------------------------
Short stock rebates                                               109,011
=========================================================================
    Total investment income                                       778,925
=========================================================================

EXPENSES:

Advisory fees                                                     732,601
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     12,188
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         172,881
-------------------------------------------------------------------------
  Class B                                                          16,019
-------------------------------------------------------------------------
  Class C                                                          11,007
-------------------------------------------------------------------------
Dividends on short sales                                            3,493
-------------------------------------------------------------------------
Interest and line of credit fees                                  677,890
-------------------------------------------------------------------------
Transfer agent fees                                               160,699
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,141
-------------------------------------------------------------------------
Reports to shareholders                                           114,355
-------------------------------------------------------------------------
Other                                                             103,419
=========================================================================
    Total expenses                                              2,039,488
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (129,026)
=========================================================================
    Net expenses                                                1,910,462
=========================================================================
Net investment income (loss)                                   (1,131,537)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $2,137)                               7,383,154
-------------------------------------------------------------------------
  Foreign currencies                                               (2,606)
=========================================================================
                                                                7,380,548
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                           745,799
-------------------------------------------------------------------------
  Foreign currencies                                                7,309
-------------------------------------------------------------------------
  Securities sold short                                          (226,594)
=========================================================================
                                                                  526,514
=========================================================================
Net realized and unrealized gain                                7,907,062
=========================================================================
Net increase in net assets resulting from operations          $ 6,775,525
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $(1,131,537)    $ (2,091,160)
------------------------------------------------------------------------------------------
  Net realized gain                                             7,380,548       17,378,937
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            526,514       (2,732,657)
==========================================================================================
    Net increase in net assets resulting from operations        6,775,525       12,555,120
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                     (11,322,019)              --
------------------------------------------------------------------------------------------
  Class B                                                        (282,514)              --
------------------------------------------------------------------------------------------
  Class C                                                        (197,371)              --
------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions       (11,801,904)              --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (8,942,535)     (20,265,001)
------------------------------------------------------------------------------------------
  Class B                                                          23,199        1,383,938
------------------------------------------------------------------------------------------
  Class C                                                         559,201        1,344,401
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (8,360,135)     (17,536,662)
==========================================================================================
    Net increase (decrease) in net assets                     (13,386,514)      (4,981,542)
==========================================================================================

NET ASSETS:

  Beginning of period                                         149,471,073      154,452,615
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,152,114) and $(20,577),
    respectively)                                             $136,084,559    $149,471,073
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

STATEMENT OF CASH FLOWS

For the six month ended February 28, 2007
(Unaudited)


CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  6,775,525
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investments                                       (37,703,827)
----------------------------------------------------------------------------
  Proceeds from disposition of investments                        58,200,340
----------------------------------------------------------------------------
  Increase in foreign currencies                                  (1,170,691)
----------------------------------------------------------------------------
  Increase in deposits with brokers for securities sold
    short                                                           (107,747)
----------------------------------------------------------------------------
  Decrease in cash collateral from securities loaned               9,378,041
----------------------------------------------------------------------------
  Increase in dividends and interest receivables                    (317,017)
----------------------------------------------------------------------------
  Decrease in other assets                                           152,319
----------------------------------------------------------------------------
  Increase in securities sold short                                  226,594
----------------------------------------------------------------------------
  Decrease in payable of collateral upon return of
    securities loaned                                             (9,378,041)
----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                    506,190
----------------------------------------------------------------------------
  Unrealized appreciation on investment securities                  (745,799)
----------------------------------------------------------------------------
  Net realized gain on investment securities                      (7,383,154)
============================================================================
    Net cash provided by operating activities                     18,432,733
============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                 4,628,367
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (21,505,598)
----------------------------------------------------------------------------
  Distributions paid to shareholders                              (3,344,736)
============================================================================
    Net cash provided by (used in) financing activities          (20,221,967)
============================================================================
Net increase (decrease) in cash and cash equivalents              (1,789,234)
============================================================================
Cash and cash equivalents at beginning of period                   6,579,574
============================================================================
Cash and cash equivalents at end of period                      $  4,790,340
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of distributions paid to shareholders          $  8,457,168
____________________________________________________________________________
============================================================================
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and line of credit
  fees was $346,423.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Advantage Health Sciences Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Advantage Health Sciences Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Advantage Health Sciences Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund's security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

       The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and

AIM Advantage Health Sciences Fund

     losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a management fee consisting of two components. The first component is a base management fee of 1.50%, annualized, of the Fund's average daily net assets during the current month. The second component is a monthly performance adjustment that either increases or decreases the base management fee, depending on how the Fund has performed relative to the Morgan Stanley Health Care Product Index over a rolling 12 month performance period. The maximum performance adjustment upward or downward will be 1.00%, annualized, of the average daily net assets of the Fund's Class A shares during the performance period.

    AIM has contractually agreed through at least June 30, 2008 to waive management fees monthly to the extent necessary such that the management fee AIM receives does not exceed a base management fee of 1.25%, annualized, of the Fund's of average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.75%, annualized, of the average daily net assets of the Fund's Class A shares during a rolling 12 month performance period (depending on the Fund's performance compared to the performance of the Morgan Stanley Health Care Product Index during such performance period). This waiver agreement provides that in determining the performance adjustment, the base management fee is adjusted in increments of 0.15%, on a pro rata basis, upward or downward. In addition, under this agreement the maximum management fee payable monthly by the Fund (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 2.00% of the Fund's average daily net assets during the fiscal year.

    Further, under the terms of the advisory agreement, the Fund is not permitted to pay management fees on those assets of the Fund that are invested in other funds advised by AIM.

    During the period ending February 28, 2007, after re-evaluating the methodology for computing performance based advisory fees, AIM made a one-time payment to the Fund in the amount of $93,501, which includes interest of $10,272,

    For the six months ended February 28, 2007, AIM waived advisory fees of $120,912.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,502.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM Advantage Health Sciences Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2007, ADI advised the Fund that it retained $5,935 in front-end sales commissions from the sale of Class A shares and $0, $2,432 and $496 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended February 28, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $3,289,787       $17,040,705       $(17,935,322)         $   --         $2,395,170       $47,141       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            3,289,787        17,040,705        (17,935,322)             --          2,395,170        46,969           --
==================================================================================================================================
  Subtotal        $6,579,574       $34,081,410       $(35,870,644)         $   --         $4,790,340       $94,110       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           $10,713,166      $49,916,765       $(59,294,806)         $   --         $1,335,125      $ 12,461       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $17,292,740      $83,998,175       $(95,165,450)         $   --         $6,125,465      $106,571       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2007, the Fund engaged in securities sales of $18,097, which resulted in net realized gains of $2,137.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended February 28, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,612.

AIM Advantage Health Sciences Fund

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2007, the Fund paid legal fees of $2,277 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line.

    Prior to October 30, 2006, the Fund was a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund could borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by the prospectus for borrowings. The Fund and the other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.06% on the unused balance of the commitment line.

    During the six months ended February 28, 2007, the Fund had average borrowings for the 181 days the borrowings were outstanding of $24,000,000, with a weighted average interest rate of 5.68% and interest expense of $676,027.

    Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At February 28, 2007, securities with an aggregate value of $1,273,299 were on loan to brokers. The loans were secured by cash collateral of $1,335,125 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended February 28, 2007, the Fund received dividends on cash collateral investments of $12,461 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2006.

AIM Advantage Health Sciences Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2007 was $39,107,274 and $61,704,044, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                          $ 24,957,191
------------------------------------------------------------------------------
  Securities sold short                                               251,958
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                           (23,703,823)
------------------------------------------------------------------------------
  Securities sold short                                              (531,597)
==============================================================================
Net unrealized appreciation of investment securities             $    973,729
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $155,631,885.
Proceeds from securities sold short is the same for tax and
  financial statement purposes.

NOTE 11--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    Effective as of the close of business on December 29, 2006, the Fund will be publicly offered on a limited basis. During such limited offering only certain investors will be able to purchase shares of the Fund.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)            AUGUST 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        189,097    $  3,370,625       952,797    $ 16,775,110
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         24,342         413,694       143,650       2,407,563
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         46,306         752,950       143,614       2,353,865
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        471,004       8,025,912            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         15,557         251,565            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         11,519         179,691            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          4,792          85,115         6,075         104,553
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (5,034)        (85,115)       (6,345)       (104,553)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,150,937)    (20,424,187)   (2,172,475)    (37,144,664)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (33,388)       (556,945)      (56,503)       (919,072)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (23,017)       (373,440)      (63,445)     (1,009,464)
======================================================================================================================
                                                                (449,759)   $ (8,360,135)   (1,052,632)   $(17,536,662)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $32, $1 and $1 for Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2007, and $0, $0 and $0 for Class A, Class B, and Class C shares, respectively, for the year ended August 31, 2006.

AIM Advantage Health Sciences Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of Trust unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund proposes to transfer, upon receipt of shareholder approval, all of its assets to AIM Global Health Care Fund ("Buying Fund"), a series of AIM Investments Funds. Upon closing of the Agreement, shareholders of the Fund will receive a corresponding class of shares of the Buying Fund in exchange for their shares of the Fund, and the Fund will cease operations.

    The Agreement was approved by the Fund's shareholders on April 12, 2007 and the reorganization is expected to be consummated shortly thereafter.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2007             2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  17.87         $  16.38    $  13.84    $  12.89    $  11.84    $  14.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.14)(a)        (0.23)(a)    (0.20)(a)    (0.13)    (0.00)(b)  (0.00)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         0.96             1.72        2.74(c)     1.08        1.05       (2.77)
=================================================================================================================================
    Total from investment operations                        0.82             1.49        2.54        0.95        1.05       (2.77)
=================================================================================================================================
Less distributions from net realized gains                 (1.49)              --          --          --          --          --
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00               --          --          --          --        0.04
=================================================================================================================================
Net asset value, end of period                          $  17.20         $  17.87    $  16.38    $  13.84    $  12.89    $  11.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                             4.67%            9.10%      18.35%(c)     7.37%      8.87%     (18.74)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $130,685         $144,410    $152,274    $172,318    $230,955    $275,037
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and/or dividends on short sales
  expense):
  With fee waivers and/or expense reimbursements            2.64%(e)         3.23%       2.34%       1.66%       1.67%       2.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         2.81%(e)         3.70%       2.61%       1.93%       1.74%       2.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and/or dividends on short sales
  expense):
  With fee waivers and/or expense reimbursements            1.69%(e)         2.42%       1.80%       1.22%       1.65%       2.33%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.86%(e)         2.89%       2.07%       1.49%       1.72%       2.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense and dividends on short
  sales expense to average net assets(f)                    0.95%(e)         0.81%       0.54%       0.44%       0.02%       0.02%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.56)%(e)       (1.36)%     (1.36)%     (0.75)%     (0.68)%     (1.52)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                    24%             119%        128%        116%        125%        127%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09) and $(0.26) for the years ended August 31, 2003 and 2002, respectively.
(c) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.64 and 17.63%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $139,451,016.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Advantage Health Sciences Fund

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED                        YEAR ENDED AUGUST 31,
                                                              FEBRUARY 28,         ----------------------------------------------
                                                                  2007              2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $17.06            $15.76    $13.41    $12.61    $11.77    $14.68
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.19)(a)        (0.35)(a)  (0.28)(a)  (0.23)  (0.22)(b) (0.11)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.92              1.65      2.63(c)   1.03      1.06     (2.80)
=================================================================================================================================
    Total from investment operations                               0.73              1.30      2.35      0.80      0.84     (2.91)
=================================================================================================================================
Less distributions from net realized gains                        (1.49)               --        --        --        --        --
=================================================================================================================================
Redemption fees added to shares of beneficial interest             0.00                --        --        --        --        --
=================================================================================================================================
Net asset value, end of period                                   $16.30            $17.06    $15.76    $13.41    $12.61    $11.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                                    4.35%             8.25%    17.52%(c)   6.34%    7.14%   (19.82)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $3,035            $3,152    $1,638    $  830    $  761    $  882
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                   3.39%(e)          3.98%     3.01%     2.57%     3.27%     3.44%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                3.56%(e)          4.45%     3.28%     3.05%     3.33%     3.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                   2.44%(e)          3.17%     2.47%     2.13%     3.25%     3.43%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.61%(e)          3.64%     2.74%     2.61%     3.31%     3.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(f)                                 0.95%(e)          0.81%     0.54%     0.44%     0.02%     0.01%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       (2.31)%(e)        (2.11)%   (2.03)%   (1.66)%   (2.27)%   (2.54)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                           24%              119%      128%      116%      125%      127%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.31) and $(0.37) for the years ended August 31, 2003 and 2002, respectively.
(c) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.54 and 16.85%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $3,230,402.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Advantage Health Sciences Fund

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED                        YEAR ENDED AUGUST 31,
                                                              FEBRUARY 28,         ----------------------------------------------
                                                                  2007              2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $16.51            $15.25    $12.97    $12.27    $11.57    $14.45
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.19)(a)       (0.34)(a)  (0.28)(a)  (0.28)  (0.46)(b)  (0.13)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.89              1.60      2.56(c)   0.98      1.16     (2.75)
=================================================================================================================================
    Total from investment operations                               0.70              1.26      2.28      0.70      0.70     (2.88)
=================================================================================================================================
Less distributions from net realized gains                        (1.49)               --        --        --        --        --
=================================================================================================================================
Redemption fees added to shares of beneficial interest             0.00                --        --        --        --        --
=================================================================================================================================
Net asset value, end of period                                   $15.72            $16.51    $15.25    $12.97    $12.27    $11.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                                    4.31%             8.26%    17.58%(c)   5.71%    6.14%   (20.00)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $2,364            $1,908    $  540    $  325    $  316    $  501
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                   3.39%(e)          3.98%     3.01%     3.16%     4.02%     3.54%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                3.56%(e)          4.45%     3.28%     4.13%     4.07%     3.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and/or dividends on short sales expense):
  With fee waivers and/or expense reimbursements                   2.44%(e)          3.17%     2.47%     2.72%     4.00%     3.52%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.61%(e)          3.64%     2.74%     3.69%     4.05%     3.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(f)                                 0.95%(e)          0.81%     0.54%     0.44%     0.02%     0.02%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       (2.31)%(e)        (2.11)%   (2.03)%   (2.25)%   (3.09)%   (2.63)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                           24%              119%      128%      116%      125%      127%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.55) and $(0.38) for the years ended August 31, 2003 and 2002, respectively.
(c) Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.47 and 16.89%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $2,219,602.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM Advantage Health Sciences Fund

PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Advantage Health Sciences Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Patrick J.P. Farmer                           Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

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                                  GO PAPERLESS
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
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Register for eDelivery to:                   the products and services represented by
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Funds   Traded      Products               Savings  Managed     Products  Management      --Registered Trademark--
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

                                                          AIM FLOATING RATE FUND
                           Semiannual Report to Shareholders - February 28, 2007

                              [COVER GLOBE IMAGE]


FIXED INCOME

Taxable Noninvestment
Grade

Table of Contents

Supplemental Information ........      2
Letters to Shareholders .........      3
Performance Summary .............      5
Management Discussion ...........      5
Long-term Fund Performance ......      7
Fund Expenses ...................      8
Approval of Advisory Agreement ..      9
Schedule of Investments .........    F-1
Financial Statements ............   F-16
Notes to Financial Statements ...   F-20
Financial Highlights ............   F-26
Trustees and Officers ...........   F-31

[AIM INVESTMENT SOLUTIONS]

       [GRAPHIC]                [GRAPHIC]
   [DOMESTIC EQUITY]          [FIXED INCOME]

       [GRAPHIC]                [GRAPHIC]               [GRAPHIC]
     [TARGET RISK]          [TARGET MATURITY]    [DIVERSIFIED PORTFOLIOS]

       [GRAPHIC]                [GRAPHIC]
    [SECTOR EQUITY]       [INTERNATIONAL/GLOBAL
                                 EQUITY]


 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM FLOATING RATE FUND

AIM FLOATING RATE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, AND SECONDARILY, PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o As of the close of business on April       typically invests require that collateral    banking and financial services industry
13, 2006, AIM Floating Rate Fund             be maintained to support payment of the      can be sensitive to changes in the
reorganized from a Closed-End Fund to an     obligations. However, the value of the       government regulation and interest rates
Open-End Fund. Information presented for     collateral may decline after the Fund        and in economic downturns in the United
Class A shares prior to the                  invests. There is also a risk that the       States and abroad.
reorganization includes financial data       value of the collateral may not be
for Class B shares of the Closed-End         sufficient to cover the amount owed to       o Foreign securities have additional
Fund. Information presented for Class C      the Fund. In addition, collateral            risks, including exchange rate changes,
shares prior to the reorganization           securing a loan may be found invalid, may    political and economic upheaval, the
includes financial data for Class C          be used to pay other outstanding             relative lack of information about these
shares of the Closed-End Fund.               obligations of the borrower under            companies, relatively low market
                                             applicable law or may be difficult to        liquidity and the potential lack of
o On July 27, 2006, all Class B1 shares      sell. In the event that a borrower           strict financial and accounting controls
converted into Class A shares                defaults, the Fund's access to collateral    and standards.
                                             may be limited by bankruptcy or other
o Class R shares are available only to       insolvency laws. There is also the risk      o Debt securities are particularly
certain retirement plans. Please see the     that collateral may be difficult to          vulnerable to credit risk and interest
prospectus for more information.             liquidate or that a majority of the          rate fluctuations.
                                             collateral may be illiquid. As a result,
PRINCIPAL RISKS OF INVESTING IN THE FUND     the Fund may not receive the payment to      ABOUT INDEXES USED IN THIS REPORT
                                             which it is entitled.
o The Fund is non-diversified, which                                                      o The unmanaged LEHMAN BROTHERS U.S.
increases the risk that the value of the     o The Fund may hold loans and securities     AGGREGATE BOND INDEX (the Lehman
Fund's shares may vary more widely. Also,    that are illiquid and involve greater        Aggregate), which represents the U.S.
the Fund may be subject to greater           risk than securities with more liquid        investment-grade fixed-rate bond market
investment and credit risk than if it        markets.                                     (including government and corporate
invested more broadly.                                                                    securities, mortgage pass-through
                                             o The prices of loans and securities held    securities and asset-backed securities),
o The Fund may invest all or                 by the Fund may decline in response to       is compiled by Lehman Brothers, a global
substantially all of its assets in senior    certain events, including those directly     investment bank.
secured floating rate loans, senior          involving the companies whose loans and
secured debt securities or other             securities are owned by the Fund, general    o The unmanaged LIPPER OPEN-END LOAN
securities rated below investment grade.     economic and market conditions, regional     PARTICIPATION FUNDS CATEGORY AVERAGE is
These securities are generally considered    or global economic instability and           the average of the returns for all
to have speculative characteristics and      currency and interest rate fluctuations.     open-end funds in the loan participation
are subject to greater risk of loss of                                                    category, as classified by Lipper. These
principal and interest than higher rated     o The Fund may use enhanced investment       funds invest primarily in participation
securities. Foreign loans and debt           techniques such as leveraging and            interests in collateralized senior
securities have additional risks,            derivatives. Leveraging entails special      corporate loans that have floating or
including exchange rate changes,             risks such as magnifying changes in the      variable rates.
political and economic developments, the     value of the portfolio's securities.
relative lack of information about these     Derivatives are subject to counter party     o The unmanaged LIPPER CLOSED-END LOAN
companies and the potential lack of          risk-the risk that the other party will      PARTICIPATION FUNDS INDEX represents an
strict financial and accounting controls     not complete the transaction with the        average of the largest CE loan
and standards.                               Fund.                                        participation funds tracked by Lipper
                                                                                          Inc., an independent mutual fund
o Floating rate investments are not money    o There is no guarantee that the             performance monitor.
market funds and the Fund will not           investment techniques and risk analyses
maintain a stable net asset value (NAV).     used by the Fund's portfolio managers        o The unmanaged CSFB LEVERAGED LOAN INDEX
                                             will produce the desired results.            is an index of below-investment-grade
o The ability of an issuer of a floating                                                  loans designed to mirror the investable
rate loan or debt security to repay          o To the extent that the Fund is             universe of the U.S. dollar-denominated
principal prior to maturity can limit the    concentrated in securities of issuers in     leveraged loan market. The index is
potential for gains for the Fund. Such       the banking and financial services           compiled by Credit Suisse First Boston
prepayments may require the Fund to          industries, the Fund's performance will      Corporation, a well-known global
replace the loan or debt security with a     depend to a greater extent on the overall    investment bank.
lower yielding security. This may            condition of those industries. Financial
adversely affect the Fund's yield.           services companies are highly dependent      o The S&P/LTSA LEVERAGED LOAN INDEX is an
                                             on the supply of short-term financing.       index that reflects the market-weighted
                                             The value of securities of issuers in the    performance of U.S. dollar-denominated
o The terms of senior secured floating                                                    institutional leveraged loan portfolios.
rate loans and debt securities in which
the Fund                                                                                  o The Fund is not managed to track the
                                                                                          per-

                                                                                          Continued on page 7

================================================================================          =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                  AFRAX
================================================================================          Class C Shares                  AFRCX
                                                                                          Class R Shares                  AFRRX
                                                                                          =========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

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AIM FLOATING RATE FUND

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
                                             Dear Shareholders of The AIM Family of Funds --Registered Trademark--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

   [TAYLOR                                      Major U.S. stock market indexes rose during the reporting period, due to
    PHOTO]                                   continued economic expansion and a cessation of interest rate increases by the
                                             U.S. Federal Reserve Board, among other factors.(1,2) Major fixed-income indexes also produced positive returns during the reporting period.(1)
Philip Taylor
                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden change based on geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its unpredictability at, and immediately after, the close of the reporting period. At AIM Investments --Registered Trademark--, we believe investors can do two things to deal with short-term market fluctuations:
                                             maintain a longterm investment horizon and maintain a diversified portfolio. AIM
                                             Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM
                                             Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --Registered Trademark-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence
                                             Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.


                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered
                                             service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                                             Capital Management, Inc. are the investment advisors. A I M Distributors, Inc.
                                             is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board
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AIM FLOATING RATE FUND

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
                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

  [CROCKETT                                     The progress made to date is encouraging. Following the general trends of
    PHOTO]                                   global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year
Bruce L. Crockett                            period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)*

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources:* A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit
                                             AIMinvestments.com for the most recent month-end performance for all AIM funds.
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                                       4
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AIM FLOATING RATE FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           o Management--experience, depth and
PERFORMANCE                                                                               track record.
======================================================================================
PERFORMANCE SUMMARY                                                                       o Industry position and dynamics--company
                                             =========================================    niche, size, vulnerabilities and
For the six-month period ended February      FUND VS. INDEXES                             suppliers, as well as industry challenges
28, 2007, Class A shares of AIM Floating                                                  and potential.
Rate Fund, excluding applicable sales        Cumulative total returns,
charges, outperformed the Fund's broad       8/31/06-2/28/07, excluding applicable        o Assets--its quality (valuation and
market index and its current                 sales charges. If sales charges were         convertibility to cash) and divisibility.
style-specific index.(1,2) The Fund invests  included, returns would be lower.
in lower-rated fixed-income instruments,                                                  o Cash flow--sales and earnings
primarily senior secured corporate loans,    Class A Shares                       4.14%   breakdown, current and planned cash
which generally outperformed                                                              requirements and earnings predictability.
investment-grade corporate bonds, as         Class C Shares                       3.77
represented by the Lehman Brothers U.S.                                                   o Financial flexibility--access to
Aggregate Bond Index. Class A shares         Class R Shares                       3.90    additional capital.
outperformed the Fund's current
style-specific index due to the Fund's       Lehman Brothers U.S. Aggregate Bond             We manage risk by holding daily credit
exposure to top-performing industry          Index(1) (Broad Market Index)       3.66     and trading discussions, combined with
sectors. Your Fund's longterm performance                                                 frequent comprehensive credit reviews of
appears on page 7.                           S&P/LTSA Leveraged Loan Index(2)             all portfolio holdings to determine
                                             (Style-Specific Index)              4.07     whether each company has the ability to
                                                                                          meet its objectives.
                                             CSFB Leveraged Loan Index(3)
                                             (Former Style-Specific Index)       4.19        Our sell discipline is designed to
                                                                                          avoid loss of principal. Some conditions
                                             Lipper Open-End Loan Participation           that may cause us to reduce or sell a
                                             Funds Category Average(1) (Peer              position include:
                                             Group Index)                        3.89
                                                                                          o Unfavorable industry trends, poor
                                             Lipper Closed-End Loan                       performance or lack of access to capital
                                             Participation Funds Index(1)                 that may cause the company to fail to
                                             (Former Peer Group Index)           5.05     meet its planned objectives.

                                             Sources:                                     o More attractive investment
                                                                                          opportunities are available.
                                             (1) Lipper Inc.,
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             (2) StyleADVISOR,
                                                                                          Real gross domestic product (GDP)
                                             (3) A I M Management Group Inc.,             increased to an annualized rate of 2.5%
                                             Bloomberg L.P.                               in the fourth quarter of 2006, slightly
                                                                                          higher than 2.0% growth rate in the third
                                             =========================================    quarter.(1) While consumer spending
                                                                                          remained healthy, reduced investments in
======================================================================================    housing, businesses and inventories

HOW WE INVEST                                cation resulting from technical factors.                                   (continued)
                                             We also maintain our focus on investing
We believe a conservatively designed         in higher credit quality issues that
portfolio of senior secured loans, chosen    exhibit lower volatility. We choose
from a broad source of issuers and           holdings based on our risk/return and
carefully selected based on credit           relative value analysis, conducting an
quality considerations, may provide a        in-depth credit analysis on all available
steady stream of income with some capital    loans in both the primary (new issue) and
appreciation.                                secondary (trading) markets. We examine
                                             each company's:
   In our process of constructing the
portfolio, we seek to take advantage of
the market dislo-


=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 ISSUERS*

By sector                                    1. Broadcasting & Cable TV            7.0%   1. Georgia-Pacific Corp.              2.0%

Consumer Discretionary              27.1%    4. Wireless Telecommunication                2. Calpine Corp.                      2.0
                                                Services                           4.9
Industrials                         15.2                                                  3. Cebridge Connections, Inc.         1.7
                                             2. Electric Utilities                 4.4
Materials                           12.5                                                  4. Lyondell Petrochemical             1.7
                                             5. Casinos & Gaming                   4.3
Telecommunication Services           8.6                                                  5. MetroPCS Communications, Inc.      1.6
                                             3. Specialty Chemicals                4.3
Health Care                          8.0                                                  6. HCA, Inc.                          1.5
                                             Total Net Assets          $266.70 million
Consumer Staples                     7.7                                                  7. Idearc, Inc.                       1.5
                                             Total Number of Holdings*             405
Utilities                            6.3                                                  8. Freescale Semiconductor, Inc.      1.4

Financials                           5.6                                                  9. Centennial Communications Corp.    1.3

Energy                               4.5                                                  10. Reynolds & Reynolds               1.2

Information Technology               3.5

Money Market Funds Plus Other
   Assets Less Liabilities           1.0

The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

* Excluding money market fund holdings.

=========================================    =========================================    =========================================
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AIM FLOATING RATE FUND

were a major drag on growth in the fourth    loans with higher leverage and lower         The views and opinions expressed in
quarter. However, despite mixed results      credit quality. During the reporting         management's discussion of Fund
in economic data released in January         period, the lower rated loan issues          performance are those of A I M Advisors,
2007, the overall economy had grown for      offering a slightly higher yield             Inc. These views and opinions are subject
the 64th consecutive month by the end of     outperformed higher rated loans. As a        to change at any time based on factors
the reporting period.(2) On January 31, as   result, our conservative credit selection    such as market and economic conditions.
widely anticipated by financial markets,     strategy slightly detracted from             These views and opinions may not be
the U.S. Federal Reserve Board (the Fed)     performance.                                 relied upon as investment advice or
decided to keep the target federal funds                                                  recommendations, or as an offer for a
rate at 5.25%. This was the fifth               With regard to industry positioning,      particular security. The information is
consecutive meeting that the Fed left        we favored investments with steady cash      not a complete analysis of every aspect
interest rates unchanged after 17            flows, high visibility and defensible        of any market, country, industry,
consecutive rate increases.(3)               market positions. Two industries that        security or the Fund. Statements of fact
                                             demonstrated these attributes were the       are from sources considered reliable, but
   In 2006, a global abundance of cash       broadcasting and cable industry and the      A I M Advisors, Inc. makes no
drove both supply and demand for bank        casino industry.                             representation or warranty as to their
loans. On the supply side, U.S. new-issue                                                 completeness or accuracy. Although
leveraged loan volume increased to $480         We viewed the broadcasting and cable      historical performance is no guarantee of
billion for the year, compared to $295       industry to be attractive for a couple       future results, these insights may help
billion in 2005.(4) In addition, European    reasons. First, this industry group          you understand our investment management
leveraged loan volume increased by 6% in     represents a significant portion of the      philosophy.
2006 to a record $163 billion from $146      high yield loan market. Second, the
billion for the previous year.(4) Global     earnings power of companies in this                See important Fund and index
liquidity also fueled demand in the          industry tends to be more visible,            disclosures on the inside front cover.
leveraged loan market as collateralized      according to our credit research. Despite
loan obligations issuance increased to       its broadly diversified portfolio, the                 Tom Ewald
$93 billion in 2006 from $53 billion in      Fund maintained a relatively larger                    Portfolio manager, is lead
2005.(4)                                     weight in this industry, which enhanced       [EWALD   manager of AIM Floating Rate
                                             performance.                                  PHOTO]   Fund. Mr. Ewald joined INVESCO
   Based on the number of issuers, the                                                              in 2000 as a credit analyst and
default rate declined to an all time low        The casinos industry was another          was promoted to portfolio manager of
of 0.79% at the end of 2006 from 1.98% at    industry that we viewed favorably.           certain other funds in 2001. Prior to
the close of the previous year.(4) The       Casinos are highly regulated enterprises,    joining INVESCO, Mr. Ewald was a
relatively low incidence of defaults         resulting in a relatively lesser degree      portfolio manager at another firm. Mr.
reflected a favorable credit environment     of uncertainty in regards to earnings        Ewald earned an A.B. from Harvard College
characterized by economic growth, strong     projections and reports. Moreover,           and an M.B. A. from the Darden School of
corporate earnings, more issuer-friendly     casinos have large cash flows, one of the    Business at the University of Virginia.
credit agreement terms and market            key factors in determining whether a
liquidity.                                   company has the ability to repay its         Greg Stoeckle
                                             loans. Casinos have spread across the        Portfolio manager, is manager of AIM
   Strong demand for bank loans also         country, as local, drive-up gaming sites     Floating Rate Fund. Mr. Stoeckle joined
enabled the market to take on more           have grown at a faster pace than the         INVESCO in 1999 and has held several
financial leverage, especially within the    traditional Las Vegas and Atlantic City      senior management positions within the
leveraged buyout and mergers and             sites. We preferred loans issued to          bank loan group. He began his investment
acquisitions (M&A) portions of the           support the corporations running the         career in 1987 as a credit analyst for
market.(4)                                   casinos rather than loans backing up a       another firm. Mr. Stoeckle earned a B.S.
                                             single property. Our investment strategy     from Ursinus College and an M.B.A. from
   The primary driver of returns on          in this sector had a positive impact on      Saint Joseph's University.
leveraged loans is the London Interbank      performance.
Offered Rate (LIBOR), as leveraged loans
are priced based on a spread above LIBOR.       Thank you for sharing for your
During the reporting period, the             continued investment in AIM Floating Rate
three-month LIBOR remained relatively        Fund.
stable, starting the period at 5.40% and
ending it at 5.36%.(5)                       Sources:

   Throughout the period, the Fund           (1)Bureau of Economic Analysis;
continued to maintain its focus on
investing in higher credit quality loans     (2)Institute for Supply Management;
that may be more defensive should the
credit cycle eventually reverse course.      (3)U.S. Federal Reserve Board;
By the end of the period, the Fund had
about a 50% weighting in BB-rated issues.    (4)Standard & Poor's;
Less than 2% of the Fund's assets were in
loans rated CCC or lower, as we were         (5)Fannie Mae
concerned about companies becoming more                                                   FOR A PRESENTATION OF YOUR FUND'S
aggressive by issuing                                                                     LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM FLOATING RATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 GAIN OR LOSS WHEN YOU SELL SHARES.

As of 2/28/07, including applicable          As of 12/31/06, the most recent calendar        THE TOTAL ANNUAL FUND OPERATING
sales charges                                quarter-end, including applicable sales      EXPENSE RATIO SET FORTH IN THE MOST
                                             charges                                      RECENT FUND PROSPECTUS AS OF THE DATE OF
                                                                                          THIS REPORT FOR CLASS A, CLASS C AND
CLASS A SHARES                               CLASS A SHARES                               CLASS R SHARES WAS 1.82%, 2.32% AND
Inception (5/1/97)                   4.72%   Inception (5/1/97)                   4.64%   2.07%.(1) THE EXPENSE RATIOS PRESENTED
 5 Years                             5.18     5 Years                             5.10    ABOVE MAY VARY FROM THE EXPENSE RATIOS
 1 Year                              4.57     1 Year                              4.36    PRESENTED IN OTHER SECTIONS OF THIS
                                                                                          REPORT THAT ARE BASED ON EXPENSES
CLASS C SHARES                               CLASS C SHARES                               INCURRED DURING THE PERIOD COVERED BY
Inception (3/31/00)                  4.23%   Inception (3/31/00)                  4.12%   THIS REPORT.
 5 Years                             5.40     5 Years                             5.30
 1 Year                              5.72     1 Year                              5.45       CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                          MAXIMUM 2.50% SALES CHARGE AND CLASS C
CLASS R SHARES                               CLASS R SHARES                               SHARE PERFORMANCE REFLECTS THE APPLICABLE
Inception                            4.96%   Inception                            4.88%   CONTINGENT DEFERRED SALES CHARGE (CDSC)
 5 Years                             5.64     5 Years                             5.57    FOR THE PERIOD INVOLVED. THE CDSC ON
 1 Year                              6.87     1 Year                              6.71    CLASS C SHARES IS 1% FOR THE FIRST YEAR
                                                                                          AFTER PURCHASE. CLASS R SHARES DO NOT
=========================================    =========================================    HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          ARE SHOWN AT NET ASSET VALUE AND DO NOT
AS OF THE CLOSE OF BUSINESS ON APRIL 13,     MANAGEMENT FEES AND 0.25% ANNUAL 12b-1       REFLECT A 0.75% CDSC WHICH MAY BE IMPOSED
2006, THE FUND REORGANIZED FROM A            FEES APPLICABLE TO THE CLOSED-END FUND'S     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLOSED-END FUND TO AN OPEN-END FUND.         CLASS B SHARES. THE CLOSED-END FUND'S        ASSETS WITHIN THE FIRST YEAR.
                                             CLASS B SHARE INCEPTION DATE IS MAY 1,
   CLASS A AND C SHARE RETURNS PRIOR TO      1997.                                           THE PERFORMANCE OF THE FUND'S SHARE
APRIL 13, 2006, ARE THE HISTORICAL                                                        CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE OF THE CLOSED-END FUND'S            THE PERFORMANCE DATA QUOTED REPRESENT     DIFFERENT SALES CHARGE STRUCTURES AND
CLASS B AND C SHARES, RESPECTIVELY.          PAST PERFORMANCE AND CANNOT GUARANTEE        CLASS EXPENSES.
                                             COMPARABLE FUTURE RESULTS; CURRENT
   THE INCEPTION DATE FOR CLASS R SHARES     PERFORMANCE MAY BE LOWER OR HIGHER.             A REDEMPTION FEE OF 2% WILL BE IMPOSED
IS APRIL 13, 2006; RETURNS SINCE THAT        PLEASE VISIT AIMINVESTMENTS.COM FOR THE      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
DATE ARE HISTORICAL RETURNS. ALL OTHER       MOST RECENT MONTH-END PERFORMANCE.           OF THE FUND WITHIN 30 DAYS OF PURCHASE.
RETURNS ARE BLENDED RETURNS OF HISTORICAL    PERFORMANCE FIGURES REFLECT FUND             EXCEPTIONS TO THE REDEMPTION FEE ARE
CLASS R SHARES AND RESTATED PERFORMANCE      EXPENSES, THE REINVESTMENT OF                LISTED IN THE FUND'S PROSPECTUS.
OF THE CLOSED-END FUND'S CLASS B SHARES      DISTRIBUTIONS, AND CHANGES IN NET ASSET
(FOR THE PERIODS PRIOR TO THE INCEPTION      VALUE. INVESTMENT RETURN AND PRINCIPAL          HAD FEES NOT BEEN WAIVED AND/OR
DATE OF THE OPEN-END FUND'S CLASS R          WILL FLUCTUATE SO THAT YOU MAY HAVE A        EXPENSES REIMBURSED IN THE PAST,
SHARES) AT NAV AND REFLECT THE HIGHER                                                     RETURNS WOULD HAVE BEEN LOWER.
ANNUAL

Sources: (1) The investment advisor has volatarily agreed to waive fees and/or reimburse or limit certain Fund expenses. This agreement can be discontinued or modified at any time without any notice to innvestors. See the current prospectus for more information.


Continued from inside front cover
                                             may differ from the net asset values and     Copies of the Fund's Forms N-Q may be
formance of any particular index,            returns reported in the Financial            reviewed and copied at the SEC Public
including the indexes defined here, and      Highlights.                                  Reference Room in Washington, D.C. You
consequently, the performance of the Fund                                                 can obtain information on the operation
may deviate signifi-cantly from the          o Industry classifications used in this      of the Public Reference Room, including
performance of the indexes.                  report are generally according to the        information about duplicating fee
                                             Global Industry Classification Standard,     charges, by calling 202-942-8090 or
o A direct investment cannot be made in      which was developed by and is the            800-732-0330, or by electronic request
an index. Unless otherwise indicated,        exclusive property and a service mark of     at the following e-mail address:
index results include reinvested             Morgan Stanley Capital International Inc.    publicinfo@sec.gov. The SEC file numbers
dividends, and they do not reflect sales     and Standard & Poor's.                       for the Fund are 811-09913 and 333-36074.
charges. Performance of an index of funds
reflects fund expenses; performance of a     The Fund provides a complete list of its     A description of the policies and
market index does not.                       holdings four times in each fiscal year,     procedures that the Fund uses to
                                             at the quarter-ends. For the second and      determine how to vote proxies relating to
OTHER INFORMATION                            fourth quarters, the lists appear in the     portfolio securities is available
                                             Fund's semiannual and annual reports to      without charge, upon request, from our
o The returns shown in the management's      shareholders. For the first and third        Client Services department at
discussion of Fund performance are based     quarters, the Fund files the lists with      800-959-4246 or on the AIM Web site,
on net asset values calculated for           the Securities and Exchange Commission       AIMinvestments.com. On the home page,
shareholder transactions. Generally          (SEC) on Form N-Q. The most recent list      scroll down and click on AIM Funds Proxy
accepted accounting principles require       of portfolio holdings is available at        Policy. The information is also available
adjustments to be made to the net assets     AIMinvestments.com. From our home page,      on the SEC Web site, sec.gov.
of the Fund at period end for financial      click on Products & Performance, then
reporting purposes, and as such, the net     Mutual Funds, then Fund Overview. Select     Information regarding how the Fund voted
asset values for shareholder transactions    your Fund from the drop-down menu and        proxies related to its portfolio
and the returns based on those net asset     click on Complete Quarterly Holdings.        securities during the 12 months ended
values                                       Shareholders can also look up the Fund's     June 30, 2006, is available at our Web
                                             Forms N-Q on the SEC Web site at sec.gov.    site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

AIM FLOATING RATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or expenses
two types of costs: (1) transaction          account value by $1,000 (for example, an     you paid for the period. You may use this
costs, which may include sales charges       $8,600 account value divided by $1,000 =     information to compare the ongoing costs
(loads) on purchase payments or              8.6), then multiply the result by the        of investing in the Fund and other funds.
contingent deferred sales charges on         number in the table under the heading        To do so, compare this 5% hypothetical
redemptions, and redemption fees, if any;    entitled "Actual Expenses Paid During        example with the 5% hypothetical examples
and (2) ongoing costs, including             Period" to estimate the expenses you paid    that appear in the shareholder reports of
management fees; distribution and/or         on your account during this period.          the other funds.
service (12b-1) fees; and other Fund
expenses. This example is intended to        HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
help you understand your ongoing costs       PURPOSES                                     the table are meant to highlight your
(in dollars) of investing in the Fund and                                                 ongoing costs only and do not reflect any
to compare these costs with ongoing costs    The table below also provides information    transaction costs, such as sales charges
of investing in other mutual funds. The      about hypothetical account values and        (loads) on purchase payments, contingent
example is based on an investment of         hypothetical expenses based on the           deferred sales charges on redemptions,
$1,000 invested at the beginning of the      Fund's actual expense ratio and an           and redemption fees, if any. Therefore,
period and held for the entire period        assumed rate of return of 5% per year        the hypothetical information is useful
September 1, 2006, through February 28,      before expenses, which is not the Fund's     in comparing ongoing costs only, and
2007.                                        actual return. The Fund's actual             will not help you determine the relative
                                             cumulative total returns at net asset        total costs of owning different funds.
ACTUAL EXPENSES                              value after expenses for the six months      In addition, if these transaction
                                             ended February 28, 2007, appear in the       costs were included, your costs would
The table below provides information         table "Fund vs. Indexes" on page 5.          have been higher.
about actual account values and actual
expenses. You may use the information in
this table,

====================================================================================================================================
                                               ACTUAL                              HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING           EXPENSES            ENDING             EXPENSES        ANNUALIZED
SHARE          ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE         PAID DURING       EXPENSE
CLASS            (9/1/06)           (2/28/07)(1)        PERIOD(2)         (2/28/07)            PERIOD(2)         RATIO
  A             $1,000.00            $1,041.40            $6.58           $1,018.35             $6.51            1.30%
  C              1,000.00             1,037.70             9.09            1,015.87              9.00            1.80
  R              1,000.00             1,039.00             7.84            1,017.11              7.75            1.55

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM FLOATING RATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       the review of these and other factors,       Advisory Agreement was fair and
Series Trust (the "Board") oversees the      the Board concluded that the quality of      reasonable.
management of AIM Floating Rate Fund (the    services to be provided by AIM was
"Fund") and, as required by law,             appropriate and that AIM currently is        o Fees relative to those of comparable
determines annually whether to approve       providing satisfactory services in           funds with other advisors. The Board
the continuance of the Fund's advisory       accordance with the terms of the Advisory    reviewed the advisory fee rate for the
agreement with A I M Advisors, Inc.          Agreement.                                   Fund under the Advisory Agreement. The
("AIM"). Based upon the recommendation                                                    Board compared effective contractual
of the Investments Committee of the          o The performance of the Fund relative to    advisory fee rates at a common asset
Board, at a meeting held on June 27,         comparable funds. The Board reviewed the     level at the end of the past calendar
2006, the Board, including all of the        performance of AIM Floating Rate Fund, a     year and noted that the Fund's rate was
independent trustees, approved the           closed-end interval fund which was           below the median rate of the funds
continuance of the advisory agreement        converted into the Fund (the "Predecessor    advised by other advisors with invest-
(the "Advisory Agreement") between the       Fund"), during the past one, three and       ment strategies comparable to those of
Fund and AIM for another year, effective     five calendar years against the              the Fund that the Board reviewed. The
July 1, 2006.                                performance of funds advised by other        Board noted that AIM has agreed to limit
                                             advisors with investment strategies          the Fund's total annual operating
   The Board considered the factors          comparable to those of the Predecessor       expenses, as discussed below. Based on
discussed below in evaluating the            Fund. The Board noted that the               this review, the Board concluded that the
fairness and reasonableness of the           Predecessor Fund's performance was           advisory fee rate for the Fund under the
Advisory Agreement at the meeting on June    comparable to the median performance of      Advisory Agreement was fair and
27, 2006 and as part of the Board's          such comparable funds for the one year       reasonable.
ongoing oversight of the Fund. In their      period and below such median performance
deliberations, the Board and the inde-       for the three and five year periods.         o Expense limitations and fee waivers.
pendent trustees did not identify any        Based on this review and after taking        The Board noted that AIM has voluntarily
particular factor that was controlling,      account of all of the other factors that     agreed to waive fees and/or limit
and each trustee attributed different        the Board considered in determining          expenses of the Fund in an amount neces-
weights to the various factors.              whether to continue the Advisory             sary to limit total annual operating
                                             Agreement for the Fund, the Board            expenses to a specified percentage of
   One responsibility of the independent     concluded that no changes should be made     average daily net assets for each class
Senior Officer of the Fund is to manage      to the Fund and that it was not necessary    of the Fund. The Board considered the
the process by which the Fund's proposed     to change the Fund's portfolio management    voluntary nature of this fee
management fees are negotiated to ensure     team at this time. Although the              waiver/expense limitation and noted that
that they are negotiated in a manner         independent written evaluation of the        it can be terminated at any time by AIM
which is at arms' length and reasonable.     Fund's Senior Officer (discussed below)      without further notice to investors. The
To that end, the Senior Officer must         only considered Fund performance through     Board considered the effect this fee
either supervise a competitive bidding       the most recent calendar year, the Board     waiver/expense limitation would have on
process or prepare an independent written    also reviewed more recent Fund perf-         the Fund's estimated expenses and
evaluation. The Senior Officer has           ormance, which did not change their          concluded that the levels of fee
recommended an independent written           conclusions.                                 waivers/expense limitations for the Fund
evaluation in lieu of a competitive                                                       were fair and reasonable.
bidding process and, upon the direction      o The performance of the Fund relative to
of the Board, has prepared such an           indices. The Board reviewed the              o Breakpoints and economies of scale. The
independent written evaluation. Such         performance of the Predecessor Fund          Board reviewed the structure of the
written evaluation also considered           during the past one, three and five          Fund's advisory fee under the Advisory
certain of the factors discussed below.      calendar years against the performance of    Agreement, noting that it contains three
In addition, as discussed below, the         the Lipper Closed-End Loan Participation     breakpoints. The Board reviewed the level
Senior Officer made a recommendation to      Index. The Board noted that the              of the Fund's advisory fees, and noted
the Board in connection with such written    Predecessor Fund's performance was           that such fees, as a percentage of the
evaluation.                                  comparable to the performance of such        Fund's net assets, would decrease as net
                                             Index for the one year period and below      assets increase because the Advisory
   The discussion below serves as a          such Index for the three and five year       Agreement includes breakpoints. The Board
summary of the Senior Officer's              periods. Based on this review and after      noted that, due to the Fund's asset
independent written evaluation and           taking account of all of the other           levels at the end of the past calendar
recommendation to the Board in connection    factors that the Board considered in         year and the way in which the advisory
therewith, as well as a discussion of the    determining whether to continue the          fee breakpoints have been structured, the
material factors and the conclusions with    Advisory Agreement for the Fund, the         Fund has yet to benefit from the break-
respect thereto that formed the basis for    Board concluded that no changes should be    points. The Board concluded that the
the Board's approval of the Advisory         made to the Fund and that it was not         Fund's fee levels under the Advisory
Agreement. After consideration of all of     necessary to change the Fund's portfolio     Agreement therefore would reflect
the factors below and based on its           management team at this time. Although       economies of scale at higher asset levels
informed business judgment, the Board        the independent written evaluation of the    and that it was not necessary to change
determined that the Advisory Agreement       Fund's Senior Officer (discussed below)      the advisory fee breakpoints in the
is in the best interests of the Fund         only considered Fund performance             Fund's advisory fee schedule.
and its shareholders and that the            through the most recent calendar year,
compensation to AIM under the Advisory       the Board also reviewed more recent Fund     o Investments in affiliated money market
Agreement is fair and reasonable and         performance, which did not change their      funds. The Board also took into account
would have been obtained through arm's       conclusions.                                 the fact that uninvested cash and cash
length negotiations.                                                                      collateral from securities lending
                                             o Meetings with the Fund's portfolio         arrangements, if any (collectively, "cash
   Unless otherwise stated, information      managers and investment personnel. With      balances") of the Fund may be invested in
presented below is as of June 27, 2006       respect to the Fund, the Board is meeting    money market funds advised by AIM
and does not reflect any changes that may    periodically with such Fund's portfolio      pursuant to the terms of an SEC exemptive
have occurred since June 27, 2006,           managers and/or other investment             order. The Board found that the Fund may
including but not limited to changes to      personnel and believes that such             realize certain benefits upon investing
the Fund's performance, advisory fees,       individuals are competent and able to        cash balances in AIM advised money market
expense limitations and/or fee waivers.      continue to carry out their                  funds, including a higher net return,
                                             responsibilities under the Advisory          increased liquidity, increased
o The nature and extent of the advisory      Agreement.                                   diversification or decreased transaction
services to be provided by AIM. The Board                                                 costs. The Board also found that the Fund
reviewed the services to be provided by      o Overall performance of AIM. The Board      will not receive reduced services if it
AIM under the Advisory Agreement. Based      considered the overall performance of AIM    invests its cash balances in such money
on such review, the Board concluded that     in providing investment advisory and         market funds. The Board noted that, to
the range of services to be provided by      portfolio administrative services to the     the extent the Fund invests uninvested
AIM under the Advisory Agreement was         Fund and concluded that such performance     cash in affiliated money market funds,
appropriate and that AIM currently is        was satisfactory.                            AIM has voluntarily agreed to waive a
providing services in accordance with the                                                 portion of the advisory fees it
terms of the Advisory Agreement.             o Fees relative to those of clients of       receives from the Fund attributable to
                                             AIM with comparable investment               such investment. The Board further
o The quality of services to be provided     strategies. The Board reviewed the effec-    determined that the proposed securities
by AIM. The Board reviewed the               tive advisory fee rate (before waivers)      lending program and related procedures
credentials and experience of the            for the Fund under the Advisory              with respect to the lending Fund is in
officers and employees of AIM who will       Agreement. The Board noted that this rate    the best interests of the lending Fund
provide investment advisory services to      was above the total advisory fee rates       and its respective shareholders. The
the Fund. In reviewing the qualifications    for two separately managed accounts/wrap     Board therefore concluded that the
of AIM to provide investment advisory        accounts managed by an AIM affiliate with    investment of cash collateral received
services, the Board considered such          investment strategies comparable to          in connection with the securities lending
issues as AIM's portfolio and product        those of the Fund. The Board noted that      program in the money market funds
review process, various back office          AIM has agreed to limit the Fund's total     according to the procedures is in the
support functions provided by AIM and        operating expenses, as discussed below.      best interests of the lending Fund and
AIM's equity and fixed income trading        Based on this review, the Board concluded    its respective shareholders.
operations. Based on                         that the advisory fee rate for the Fund
                                             under the                                    o Independent written evaluation and
                                                                                          recommendations of the Fund's Senior
                                                                                          Officer. The Board noted

                                                                                                                        (continued)

AIM FLOATING RATE FUND

that, upon their direction, the Senior       APPROVAL OF SUB-ADVISORY AGREEMENT           o The performance of the Fund relative
Officer of the Fund, who is independent                                                   to indices. The Board reviewed the
of AIM and AIM's affiliates, had prepared    The Board oversees the management of the     performance of the Predecessor Fund
an independent written evaluation in         Fund and, as required by law, determines     during the past one, three and five
order to assist the Board in determining     annually whether to approve the              calendar years against the performance
the reasonableness of the proposed           continuance of the Fund's sub-advisory       of the Lipper Closed-End Loan
management fees of the AIM Funds,            agreement. Based upon the recommendation     Participation Index. The Board noted
including the Fund. The Board noted that     of the Investments Committee of the          that the Predecessor Fund's performance
the Senior Officer's written evaluation      Board, at a meeting held on June 27,         was comparable to the performance of
had been relied upon by the Board in this    2006, the Board, including all of the        such Index for the one year period and
regard in lieu of a competitive bidding      independent trustees, approved the           below such Index for the three and five
process. In determining whether to           continuance of the sub-advisory              year periods. Based on this review and
continue the Advisory Agreement for the      agreement (the "Sub-Advisory Agreement")     after taking account of all of the other
Fund, the Board considered the Senior        between INVESCO Senior Secured               factors that the Board considered in
Officer's written evaluation.                Management, Inc. (the "Sub-Advisor") and     determining whether to continue the
                                             AIM with respect to the Fund for another     Advisory Agreement for the Fund, the
o Profitability of AIM and its               year, effective July 1, 2006.                Board concluded that no changes should
affiliates. The Board reviewed                                                            be made to the Fund and that it was not
information concerning the profitability         The Board considered the factors         necessary to change the Fund's portfolio
of AIM's (and its affiliates') investment    discussed below in evaluating the            management team at this time. Although
advisory and other activities and its        fairness and reasonableness of the           the independent written evaluation of
financial condition. The Board considered    Sub-Advisory Agreement at the meeting on     the Fund's Senior Officer (discussed
the overall profitability of AIM, as         June 27, 2006 and as part of the Board's     below) only considered Fund
well as the profitability of AIM in          ongoing oversight of the Fund. In their      performance through the most recent
connection with managing the Fund. The       deliberations, the Board and the             calendar year, the Board also reviewed
Board noted that AIM's operations remain     independent trustees did not identify any    more recent Fund performance, which did
profitable, although increased expenses      particular factor that was controlling,      not change their conclusions.
in recent years have reduced AIM's           and each trustee attributed different
profitability. Based on the review of the    weights to the various factors. The
profitability of AIM's and its               discussion below serves as a discussion      o Meetings with the Fund's portfolio
affiliates' investment advisory and other    of the material factors and the              managers and investment personnel. With
activities and its financial condition,      conclusions with respect thereto that        respect to the Fund, the Board is
the Board concluded that the compensation    formed the basis for the Board's             meeting periodically with such Fund's
to be paid by the Fund to AIM under its      approval of the Sub-Advisory Agreement.      portfolio managers and/or other
Advisory Agreement was not excessive.        After consideration of all of the            investment personnel and believes that
                                             factors below and based on its informed      such individuals are competent and able
o Benefits of soft dollars to AIM. The       business judgment, the Board determined      to continue to carry out their
Board considered the benefits realized by    that the Sub-Advisory Agreement is in        responsibilities under the Sub-Advisory
AIM as a result of brokerage transactions    the best interests of the Fund and its       Agreement.
executed through "soft dollar"               shareholders and that the compensation
arrangements. Under these arrangements,      to the Sub-Advisor under the
brokerage commissions paid by the Fund       Sub-Advisory Agreement is fair and           o Overall performance of the
and/or other funds advised by AIM are        reasonable.                                  Sub-Advisor. The Board considered the
used to pay for research and execution                                                    overall performance of the Sub-Advisor
services. This research may be used by           Unless otherwise stated, information     in providing investment advisory
AIM in making investment decisions for       presented below is as of June 27, 2006       services to the Fund and concluded that
the Fund. The Board concluded that such      and does not reflect any changes that        such performance was satisfactory.
arrangements were appropriate.               may have occurred since June 27, 2006,
                                             including but not limited to changes to
o AIM's financial soundness in light of      the Fund's performance.                      o Fees relative to those of clients of
the Fund's needs. The Board considered                                                    the Sub-Advisor with comparable
whether AIM is financially sound and has     o The nature and extent of the advisory      investment strategies. The Board
the resources necessary to perform its       services to be provided by the               reviewed the sub-advisory fee rate for
obligations under the Advisory Agreement,    Sub-Advisor. The Board reviewed the          the Fund under the Sub-Advisory
and concluded that AIM has the               services to be provided by the               Agreement and the sub-advisory fees paid
financial resources necessary to fulfill     Sub-Advisor under the Sub-Advisory           thereunder. The Board noted that this
its obligations under the Advisory           Agreement. Based on such review, the         rate was below the total advisory fee
Agreement.                                   Board concluded that the range of            rate for two separately managed
                                             services to be provided by the               accounts/wrap accounts managed by the
o Historical relationship between the        Sub-Advisor under the Sub-Advisory           Sub-Advisor with investment strategies
Fund and AIM. In determining whether to      Agreement was appropriate and that the       comparable to those of the Fund. The
approve the Advisory Agreement for the       Sub-Advisor currently is providing           Board noted that AIM has agreed to limit
Fund, the Board also considered the prior    services in accordance with the terms of     the Fund's total annual operating
relationship between AIM, the Predecessor    the Sub-Advisory Agreement.                  expenses. The Board also considered the
Fund and the Fund, as well as the Board's                                                 services to be provided by the
knowledge of AIM's operations, and           o The quality of services to be provided     Sub-Advisor pursuant to the Sub-Advisory
concluded that it was beneficial to          by the Sub-Advisor. The Board reviewed       Agreement and the services to
maintain the current relationship, in        the credentials and experience of the        be provided by AIM pursuant to the
part, because of such knowledge. The         officers and employees of the                Advisory Agreement, as well as the
Board also reviewed the general nature of    Sub-Advisor who will provide investment      allocation of fees between AIM and the
the non-investment advisory services         advisory services to the Fund. Based on      Sub-Advisor pursuant to the Sub-Advisory
currently performed by AIM and its           the review of these and other factors,       Agreement. The Board noted that the
affiliates, such as administrative,          the Board concluded that the quality of      sub-advisory fees have no direct effect
transfer agency and distribution             services to be provided by the               on the Fund or its shareholders, as they
services, and the fees received by AIM       Sub-Advisor was appropriate and that the     are paid by AIM to the Sub-Advisor, and
and its affiliates for performing such       Sub-Advisor currently is providing           that AIM and the Sub-Advisor are
services. In addition to reviewing such      satisfactory services in accordance with     affiliates. Based on this review, the
services, the trustees also considered       the terms of the Sub-Advisory Agreement.     Board concluded that the sub-advisory
the organizational structure employed by                                                  fee rate under the Sub-Advisory
AIM and its affiliates to provide those      o The performance of the Fund relative       Agreement was fair and reasonable.
services. Based on the review of these       to comparable funds. The Board reviewed
and other factors, the Board concluded       the performance of the Predecessor Fund      o Profitability of AIM and its
that AIM and its affiliates were             during the past one, three and five          affiliates. The Board reviewed
qualified to continue to provide             calendar years against the performance       information concerning the profitability
non-investment advisory services to the      of funds advised by other advisors with      of AIM's (and its affiliates')
Fund, including administrative, transfer     investment strategies comparable to          investment advisory and other activities
agency and distribution services, and        those of the Predecessor Fund. The Board     and its financial condition. The Board
that AIM and its affiliates currently are    noted that the Predecessor Fund's            considered the overall profitability
providing satisfactory non-investment        performance was comparable to the median     of AIM, as well as the profitability
advisory services to the Fund.               performance of such comparable funds for     of AIM in connection with managing the
                                             the one year period and below such           Predecessor Fund. The Board noted that
o Other factors and current trends. The      median performance for the three and         AIM's operations remain profitable,
Board considered the steps that AIM and      five year periods. Based on this review      although increased expenses in recent
its affiliates have taken over the last      and after taking account of all of the       years have reduced AIM's profitability.
several years, and continue to take, in      other factors that the Board considered      Based on the review of the profitability
order to improve the quality and             in determining whether to continue the       of AIM's and its affiliates' investment
efficiency of the services they provide      Advisory Agreement for the Fund, the         advisory and other activities and its
to the Funds in the areas of investment      Board concluded that no changes should       financial condition, the Board
performance, product line                    be made to the Fund and that it was not      concluded that the compensation to be
diversification, distribution, fund          necessary to change the Fund's portfolio     paid by the Fund to AIM under its
operations, shareholder services and         management team at this time. Although       Advisory Agreement was not excessive.
compliance. The Board concluded that         the independent written evaluation of
these steps taken by AIM have improved,      the Fund's Senior Officer (discussed         o The Sub-Advisor's financial soundness
and are likely to continue to improve,       below) only considered Fund performance      in light of the Fund's needs. The Board
the quality and efficiency of the            through the most recent calendar year,       considered whether the Sub-Advisor is
services AIM and its affiliates provide      the Board also reviewed more recent Fund     financially sound and has the resources
to the Fund in each of these areas, and      performance, which did not change their      necessary to perform its obligations
support the Board's approval of the          conclusions.                                 under the Sub-Advisory Agreement, and
continuance of the Advisory Agreement for                                                 concluded that the Sub-Advisor has the
the Fund.                                                                                 financial resources necessary to fulfill
                                                                                          its obligations under the Sub-Advisory
                                                                                          Agreement.

Supplement to Semiannual Report dated 2/28/07

AIM FLOATING RATE FUND                                                                        INSTITUTIONAL CLASS SHARES HAVE NO
                                             =========================================    SALES CHARGE; THEREFORE, PERFORMANCE IS
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 AT NAV. PERFORMANCE OF INSTITUTIONAL
                                                                                          CLASS SHARES WILL DIFFER FROM PERFORM-
The following information has been           For periods ended 2/28/07                    ANCE OF OTHER SHARE CLASSES PRIMARILY
prepared to provide Institutional Class                                                   DUE TO DIFFERING SALES CHARGES AND CLASS
shareholders with a performance overview     Inception                          5.02%     EXPENSES.
specific to their holdings. Institutional    5 Years                            5.77
Class shares are offered 6 Months*           1 Year                             7.51          A REDEMPTION FEE OF 2% WILL BE
exclusively to institutional investors,                                         4.32      IMPOSED ON CERTAIN REDEMPTIONS OR
including defined contribution plans                                                      EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                 OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             For periods ended 12/31/06, most recent      PROSPECTUS.
                                             calendar quarter-end
                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                             Inception                          4.94%     AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             5 Years                            5.67      PERFORMANCE WOULD HAVE BEEN LOWER.
                                             1 Year                             7.25
                                             6 Months*                          3.91
                                                                                              PLEASE NOTE THAT PAST PERFORMANCE IS
                                             *Cumulative total return that has not        NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             been annualized                              RECENT RETURNS MAY BE MORE OR LESS THAN
                                             =========================================    THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             AS OF THE CLOSE OF BUSINESS ON APRIL 13,     INVESTMENT RETURN AND PRINCIPAL VALUE
                                             2006, THE FUND REORGANIZED FROM A            WILL FLUCTUATE SO YOUR SHARES, WHEN
                                             CLOSED-END FUND TO AN OPEN-END FUND. THE     REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             INCEPTION DATE FOR THE OPEN-END FUND'S       THEIR ORIGINAL COST. SEE FULL REPORT
                                             INSTITUTIONAL CLASS SHARES IS APRIL 13,      FOR INFORMATION ON COMPARATIVE
                                             2006; RETURNS SINCE THAT DATE ARE            BENCHMARKS. PLEASE CONSULT YOUR FUND
                                             HISTORICAL RETURNS. ALL OTHER RETURNS        PROSPECTUS FOR MORE INFORMATION. FOR THE
                                             ARE BLENDED RETURNS OF HISTORICAL            MOST CURRENT MONTH-END PERFORMANCE,
                                             INSTITUTIONAL CLASS SHARES AND RESTATED      PLEASE CALL 800-451-4246 OR VISIT
                                             PERFORMANCE OF THE CLOSED-END FUND'S         AIMINVESTMENTS.COM.
                                             CLASS B SHARES (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF OPEN-END FUND'S
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE. THE CLOSED-END FUND'S CLASS B
                                             SHARE INCEPTION DATE IS MAY 1, 1997.

======================================
NASDAQ SYMBOL                    AFRIX
======================================

Over for information on your Fund's expenses.

==============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==============================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

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                                                 [AIM INVESTMENTS LOGO]
                                                --Registered Trademark--



Information about your fund's expenses


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          actual ending account balance or
ongoing costs, including management          result by the number in the table under      expenses you paid for the period. You
fees and other Fund expenses. This           the heading entitled "Actual Expenses        may use this information to compare the
example is intended to help you              Paid During Period" to estimate the          ongoing costs of investing in the Fund
understand your ongoing costs (in            expenses you paid on your account during     and other funds. To do so, compare this
dollars) of investing in the Fund and to     this period.                                 5% hypothetical example with the 5%
compare these costs with ongoing costs                                                    hypothetical examples that appear in the
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
example is based on an investment of         PURPOSES
$1,000 invested at the beginning of the                                                       Please note that the expenses shown
period and held for the entire period        The table below also provides                in the table are meant to highlight your
September 1, 2006, through February 28,      information about hypothetical account       ongoing costs only. Therefore, the
2007.                                        values and hypothetical expenses based       hypothetical information is useful in
                                             on the Fund's actual expense ratio and       comparing ongoing costs only, and will
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     not help you determine the relative
                                             before expenses, which is not the Fund's     total costs of owning different funds.
The table below provides information         actual return. The Fund's actual cumu-
about actual account values and actual       lative total return after expenses for
expenses. You may use the information in     the six months ended February 28, 2007,
this table, together with the amount you     appears in the table on the front of
invested, to estimate the expenses that      this supplement.
you paid over the period. Simply


====================================================================================================================================

                                                   ACTUAL                          HYPOTHETICAL
                                                                        (5% annual return before expenses)

                      BEGINNING           ENDING           EXPENSES           ENDING          EXPENSES       ANNUALIZED
   SHARE            ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE     PAID DURING      EXPENSE
   CLASS              (9/1/06)          (2/28/07)(1)       PERIOD(2)         (2/28/07)        PERIOD(2)        RATIO

Institutional        $1,000.00           $1,043.20          $4.76           $1,020.13           $4.71          0.94%

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
    February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               FLR-INS-2                 A I M Distributors, Inc.

AIM Floating Rate Fund

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE
  INTERESTS-94.85%(B)(C)

AEROSPACE & DEFENSE-1.17%


Alion Science & Technology Corp.
  Term Loan
  8.11%, 08/02/09(d)                            Ba2       $1,517,606   $  1,525,194
-----------------------------------------------------------------------------------
B/E Aerospace, Inc.
  Term Loan
  7.11-7.14%, 08/24/12(d)                       Ba3           66,667         66,972
-----------------------------------------------------------------------------------
K&F Industries, Inc.
  Term Loan
  7.32%, 11/18/12(d)                            Ba3          610,475        613,337
-----------------------------------------------------------------------------------
Spirit Aerosystems, Inc.
  Term Loan
  7.11%, 12/31/11(d)                            Ba3          332,800        334,308
-----------------------------------------------------------------------------------
Wesco Aircraft Hardware Corp.
  Term Loan
  7.60%, 09/30/13(d)                             B1          588,235        592,279
===================================================================================
                                                                          3,132,090
===================================================================================



AIRPORT SERVICES-0.49%


Hertz Corp. (The)
  Syn LOC
  5.37%, 12/21/12(d)                            Ba1          101,010        101,839
-----------------------------------------------------------------------------------
  Term Loan B
  7.07-7.10%, 12/21/12(d)                       Ba1        1,194,225      1,204,021
===================================================================================
                                                                          1,305,860
===================================================================================



ALTERNATIVE CARRIERS-1.25%


Iridium LLC/Capital Corp.
  First Lien Term Loan A
  9.61%, 06/30/10(d)                             B3          173,085        172,869
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  07/27/12(d)(e)(f)                              B2           42,800         43,442
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.61%, 07/27/12(d)                            B2          107,000        108,605
-----------------------------------------------------------------------------------
Level 3 Communications, Inc.
  Term Loan
  8.37%, 12/01/11(d)                             B2        3,000,000      3,004,224
===================================================================================
                                                                          3,329,140
===================================================================================



APPAREL RETAIL-0.39%


Neiman Marcus Group, Inc. (The)
  Term Loan
  7.60%, 04/06/13(d)                            Ba3        1,028,018      1,039,263
===================================================================================



APPAREL, ACCESSORIES & LUXURY GOODS-0.48%


Jostens, Inc.
  Term Loan C 7.37%, 12/21/11(d)                Ba2        1,286,406      1,291,230
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



AUTO PARTS & EQUIPMENT-1.70%


Delphi Corp.
  Second Lien Term Loan
  8.13%, 12/13/07(d)                            BA3       $1,059,361   $  1,065,320
-----------------------------------------------------------------------------------
Federal-Mogul Corp.
  DIP Term Loan
  7.32%, 7/01/07(d)                             Ba1          110,000        109,890
-----------------------------------------------------------------------------------
Foamex International Inc.
  First Lien Term Loan B
  7.57%, 2/12/13(d)                              B1          128,000        128,960
-----------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)
  Third Lien Term Loan
  4/30/2010(d)(e)(f)                            Ba1          750,000        759,375
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  8.14%, 04/30/10(d)                            Ba3          400,000        404,250
-----------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Second Lien Term Loan
  11.10-11.12%, 12/31/11(d)                     Ba3        1,284,407      1,296,181
-----------------------------------------------------------------------------------
  Term Loan B
  7.82-7.87%, 06/21/11(d)                       Ba3          642,541        646,825
-----------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The)
  Term Loan B
  7.36%, 01/27/11(d)                            Ba3          121,622        122,838
===================================================================================
                                                                          4,533,639
===================================================================================


BROADCASTING & CABLE TV-7.01%


Alliance Atlantis Communications Inc.
  Term Loan C
  6.86%, 12/20/11(d)                            Ba1          491,250        490,636
-----------------------------------------------------------------------------------
Atlantic Broadband LLC
  Term Loan B2
  8.10-8.11%, 09/01/11(d)                        B1        1,213,472      1,227,629
-----------------------------------------------------------------------------------
Bragg Communications Inc.
  Term Loan
  7.11%, 08/31/11(d)                            Ba3        1,015,625      1,018,164
-----------------------------------------------------------------------------------
Cebridge Connections, Inc.
  First Lien Term Loan
  7.61%, 11/05/13(d)                             B1          980,000        989,340
-----------------------------------------------------------------------------------
  Second Lien Term Loan A
  9.86%, 05/05/14(d)                            Caa1       1,578,000      1,616,464
-----------------------------------------------------------------------------------
  Bridge Term Loan
  10.32%, 11/05/07(d)                            B1        2,000,000      1,997,500
-----------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan
  7.99%, 04/28/13(d)                             B2          948,916        955,025
-----------------------------------------------------------------------------------
Emmis Communications Corp.
  Term Loan B
  7.32%, 11/02/13(d)                             B1          382,200        384,907
-----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Insight Communications Co., Inc.
  Term Loan B
  7.61%, 04/06/14(d)                            Ba3       $2,334,531   $  2,356,126
-----------------------------------------------------------------------------------
Mediacom Communications Corp.
  Term Loan D-1
  7.11-7.12%, 01/31/15(d)                       Ba3        1,990,000      1,991,244
-----------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Delay Draw Term Loan
  7.32%, 11/15/12(d)                             B1           68,125         67,954
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  9.82%, 11/15/13(d)                            Caa1         221,093        222,198
-----------------------------------------------------------------------------------
  Term Loan A
  7.32%, 11/15/12(d)                             B1          153,281        152,897
-----------------------------------------------------------------------------------
NTL Investment Holding Ltd.
  Term Loan B4
  7.36%, 12/19/12(d)                            Ba3          337,440        338,977
-----------------------------------------------------------------------------------
PanAmSat Holding Corp.
  Term Loan B-2
  7.86%, 01/03/14(d)                             B1        1,584,384      1,599,129
-----------------------------------------------------------------------------------
Paxson Communications Corp.
  Term Loan
  8.61%, 01/15/12(d)                             B1        1,801,171      1,841,698
-----------------------------------------------------------------------------------
WaveDivision Holdings, LLC
  Term Loan B
  7.85-7.87%, 6/30/2014(d)                       B1          402,313        404,827
-----------------------------------------------------------------------------------
WideOpenWest Finance, LLC
  First Lien Term Loan
  7.61-7.62%, 05/01/13(d)                        B1          972,153        979,242
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  10.40%, 05/01/14(d)                            B3           58,200         59,510
===================================================================================
                                                                         18,693,467
===================================================================================


BUILDING PRODUCTS-1.67%


Atrium Companies, Inc.
  Term Loan B
  8.10-8.12%, 05/31/12(d)                        B1          397,773        393,629
-----------------------------------------------------------------------------------
Custom Building Products Inc.
  Second Lien Term Loan
  10.36%, 04/29/12(d)                            B3        1,540,000      1,531,017
-----------------------------------------------------------------------------------
  Term Loan
  7.61%, 10/29/11(d)                             B1          103,445        103,445
-----------------------------------------------------------------------------------
Premdor Inc. Canada
  Term Loan
  7.36%, 04/05/13(d)                            Ba3          471,860        470,313
-----------------------------------------------------------------------------------
  U.S. Term Loan
  7.36%, 04/05/13(d)                            Ba3          472,664        471,113
-----------------------------------------------------------------------------------
United Subcontractors, Inc.
  Term Loan B
  8.12%, 12/27/12(d)                             B2        1,485,000      1,472,006
===================================================================================
                                                                          4,441,523
===================================================================================



CASINOS & GAMING-3.67%


Alliance Gaming Corp.
  Term Loan
  08/22/08(d)(e)(f)                              --        1,250,000      1,212,500
-----------------------------------------------------------------------------------
  Term Loan
  8.61%, 09/04/09(d)                             --        1,727,908      1,735,827
-----------------------------------------------------------------------------------

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------

CASINOS & GAMING-(CONTINUED)

BLB Investors, LLC
  First Lien Term Loan
  7.82-7.95%, 07/18/11(d)                       Ba3       $  893,970   $    904,027
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  9.70%, 07/18/12(d)                             B3          510,000        516,375
-----------------------------------------------------------------------------------
Columbia Sussex Corp. (Wimar Tahoe Corp.)
  Term Loan
  7.86%, 07/03/08(d)                             B2          374,000        376,338
-----------------------------------------------------------------------------------
  Term Loan
  7.86%, 01/03/12(d)                            Ba3          749,466        757,378
-----------------------------------------------------------------------------------
Green Valley Ranch
  First Lien Term Loan B
  7.36%, 02/16/14(d)                             B1          249,260        251,960
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  08/08/14(d)(e)(f)                             Caa1         199,000        202,184
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  8.61%, 08/16/14(d)                            Caa1         170,000        172,720
-----------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Delay Draw Term Loan B
  0.00, 12/2/11(d)(g)                           Ba3        2,212,700      2,225,607
-----------------------------------------------------------------------------------
  Term Loan B
  7.24-7.25%, 12/02/11(d)                       Ba3          425,400        428,413
-----------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
  Delay Draw Term Loan
  7.11%, 02/04/11(d)                            Ba1          492,500        495,578
-----------------------------------------------------------------------------------
Yonkers Racing Corp.
  Loan Facility
  8.88%, 08/12/11(d)                             B3          500,001        505,001
===================================================================================
                                                                          9,783,908
===================================================================================


COAL & CONSUMABLE FUELS-0.03%


United Central Industrial Supply Co.
  Term Loan B
  8.32%, 03/31/12(d)                             B3           70,401         70,871
===================================================================================


COMMERCIAL PRINTING-0.61%


Xsys (BASF Inks)
  Term Loan B5
  7.87%, 12/31/12(d)                             --          795,787        801,187
-----------------------------------------------------------------------------------
  Term Loan C1
  8.37%, 12/31/13(d)                             --          813,772        822,782
===================================================================================
                                                                          1,623,969
===================================================================================


COMMODITY CHEMICALS-2.39%


Georgia Gulf Corp.
  Term Loan
  7.32%, 10/03/13(d)                            Ba2        1,179,603      1,189,924
-----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
COMMODITY CHEMICALS-(CONTINUED)

INVISTA
  Term Loan B1
  6.88%, 04/29/11(d)                            Ba1       $  477,771   $    479,562
-----------------------------------------------------------------------------------
  Term Loan B2
  6.88%, 04/29/11(d)                            Ba1          253,254        254,204
-----------------------------------------------------------------------------------
Lyondel Petrochemical
  Credit Linked Notes
  8.07%, 12/20/09(d)(f)(h)                      Ba2        2,200,000      2,350,868
-----------------------------------------------------------------------------------
  Term Loan
  7.11%, 08/16/13(d)                            Ba2        2,077,373      2,090,935
===================================================================================
                                                                          6,365,493
===================================================================================



COMMUNICATIONS EQUIPMENT-0.43%


Choice One Communications Inc.
  Second Lien Term Loan
  11.63%, 06/28/13(d)                            B2           55,000         55,550
-----------------------------------------------------------------------------------
  First Lien Term Loan
  9.38%, 06/30/12(d)                            Ba3          204,000        206,125
-----------------------------------------------------------------------------------
NTELOS, Inc.
  Term Loan B1
  7.57%, 08/24/11(d)                             B2          869,130        873,910
===================================================================================
                                                                          1,135,585
===================================================================================



CONSTRUCTION MATERIALS-0.09%


Hillman Group (The)
  Term Loan B
  8.38%, 03/31/11(d)                            Ba3          243,153        244,977
===================================================================================



DATA PROCESSING & OUTSOURCED SERVICES-0.09%


Affiliated Computer Services, Inc.
  Delay Draw Term Loan
  7.35-7.37%, 03/13/13(d)                       Ba2          250,596        253,154
===================================================================================



DISTILLERS & VINTNERS-0.09%


Constellation Brands, Inc.
  Term Loan B
  6.88%, 06/05/13(d)                            Ba2          230,461        231,757
===================================================================================



DIVERSIFIED CHEMICALS-0.34%


Celenase
  Term Loan
  7.11%, 04/06/11(d)                            Ba3          676,950        681,181
-----------------------------------------------------------------------------------

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-(CONTINUED)

Texas Petrochemicals L.P.
  Prefunded LC
  5.36%, 06/27/13(d)                            Ba3       $   56,250   $     56,848
-----------------------------------------------------------------------------------
  Term Loan B
  7.94%, 06/27/13(d)                            Ba3          167,907        169,691
===================================================================================
                                                                            907,720
===================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.21%


Aspect Software, Inc.
  First Lien Term Loan
  8.38%, 07/11/11(d)                             B2          443,888        448,696
-----------------------------------------------------------------------------------
Bankruptcy Management Solutions, Inc.
  First Lien Term Loan
  8.10%, 07/28/12(d)                            Ba3           63,840         64,199
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.57%, 07/28/13(d)                           Caa1          36,575         37,032
-----------------------------------------------------------------------------------
Billing Services Group, LLC
  Second Lien Term Loan
  11.38%, 05/06/13(d)                            B3           58,000         58,000
-----------------------------------------------------------------------------------
Brock Holdings III, Inc.
  Term Loan B
  08/21/13(d)(e)                                 B1          464,000        468,495
-----------------------------------------------------------------------------------
Coinmach Corp.
  Term Loan B-1
  7.88%, 12/19/12(d)                             B2        1,164,773      1,174,236
-----------------------------------------------------------------------------------
Eastman Kodak Co.
  Delay Draw Term Loan
  7.57%, 10/18/12(d)                            Ba3          669,667        670,713
-----------------------------------------------------------------------------------
  Term Loan B
  7.57%, 10/18/12(d)                            Ba3          763,326        764,519
-----------------------------------------------------------------------------------
GEO Group, Inc. (The)
  Term Loan B
  02/12/14(d)(e)                                Ba3          105,200        105,726
-----------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan
  7.07%, 04/02/11(d)                            Ba2          591,731        592,963
-----------------------------------------------------------------------------------
  Term Loan C
  7.13%, 04/02/11(d)                            Ba2        1,074,684      1,076,923
-----------------------------------------------------------------------------------
Merrill Corp.
  Term Loan
  7.57-7.61%, 05/15/11(d)                       Ba3          944,414        947,955
-----------------------------------------------------------------------------------
Nuance Communications, Inc.
  Revolver Loan
  0.00%, 04/01/12(d)(g)                          B1          121,000        114,799
-----------------------------------------------------------------------------------
  Term Loan B
  6.82%, 04/01/13(d)                             B1          361,270        361,722
-----------------------------------------------------------------------------------
Open Solutions, Inc.
  Term Loan B
  7.49%, 01/23/14(d)                            Ba3          186,200        187,946
-----------------------------------------------------------------------------------
Pearson Government Solutions
  Term Loan B
  02/15/13(d)(e)(f)                              B1          232,000        234,900
-----------------------------------------------------------------------------------
UGS Corp.
  Term Loan
  7.07-7.11%, 03/31/12(d)                       Ba2          633,726        633,726
-----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-(CONTINUED)

US Investigations Services, Inc.
  Term Loan B
  7.87%, 10/14/12(d)                             B1       $  571,763   $    575,695
-----------------------------------------------------------------------------------
  Tranche C Term Loan
  7.87%, 10/14/12(d)                             B2           39,563         39,835
===================================================================================
                                                                          8,558,080
===================================================================================



DIVERSIFIED METALS & MINING-0.56%


Boart Longyear Co.
  Canada Term Loan
  8.61%, 10/06/12(d)                             B1           26,738         26,913
-----------------------------------------------------------------------------------
  Delay Draw Term Loan
  8.61%, 10/06/12(d)                             B1           30,538         30,757
-----------------------------------------------------------------------------------
  U.S. Term Loan
  8.61%, 10/06/12(d)                             B1          302,093        304,264
-----------------------------------------------------------------------------------
Magnum Coal Co.
  Loan C
  8.57%, 03/21/13(d)                             B3          226,755        227,038
-----------------------------------------------------------------------------------
  Term Loan
  8.62%, 03/21/13(d)                             B3          900,217        901,343
===================================================================================
                                                                          1,490,315
===================================================================================



DIVERSIFIED REIT'S-0.55%


Apollo-Newkirk Holding LLC
  Term Loan
  8.75%, 12/21/07(d)                            Ba3        1,140,076      1,139,363
-----------------------------------------------------------------------------------
Capital Automotive REIT
  Term Loan B
  7.07%, 12/15/10(d)                            Ba1          288,381        290,977
-----------------------------------------------------------------------------------
Newkirk Master Ltd. Partnership
  Term Loan B
  7.07%, 08/11/08(d)                            Ba2           26,392         26,376
===================================================================================
                                                                          1,456,716
===================================================================================



DRUG RETAIL-0.09%


General Nutrition Centers, Inc.
  Tranche C Term Loan
  8.07%, 12/05/09(d)                             B1           97,000         97,364
-----------------------------------------------------------------------------------
MAPCO Express, Inc.
  Term Loan
  8.10%, 04/28/11(d)                             B2          133,955        134,959
===================================================================================
                                                                            232,323
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



ELECTRIC UTILITIES-4.93%


AES Corp.
  Syn LOC
  7.27-7.42%, 03/29/10(d)                       Ba1       $3,121,212   $  3,125,114
-----------------------------------------------------------------------------------
Calpine Corp.
  First Priority Term Loan
  7.62%, 12/20/07(d)                            Ba3           27,719         27,806
-----------------------------------------------------------------------------------
  Second Priority Term Loan
  9.36%, 12/24/07(d)                            Ba3          148,863        150,104
-----------------------------------------------------------------------------------
  Revolver Loan
  0.00%, 12/24/07(d)(g)                         Ba3        5,065,846      5,053,181
-----------------------------------------------------------------------------------
Cogentrix Energy, Inc.
  Term Loan
  6.87%, 04/14/12(d)                            Ba2           16,463         16,495
-----------------------------------------------------------------------------------
Dynegy Holdings Inc.
  Loan C
  6.82%, 01/31/12(d)                            Ba1          261,600        260,292
-----------------------------------------------------------------------------------
LSP General Finance Co., LLC
  Delay Draw First Lien Term Loan
  7.11%, 05/06/13(d)                            Ba3           13,989         14,024
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  8.86%, 05/05/14(d)                             B2           19,400         19,691
-----------------------------------------------------------------------------------
  Term Loan B
  7.11%, 05/06/13(d)                            Ba3          325,146        325,959
-----------------------------------------------------------------------------------
NE Energy, Inc.
  Second Lien Term Loan
  9.88%, 05/01/14(d)                             B1          315,000        319,331
-----------------------------------------------------------------------------------
  Syn LOC
  7.87%, 11/01/13(d)                             B1           92,351         93,459
-----------------------------------------------------------------------------------
  Term Loan B
  7.87%, 11/01/13(d)                             B1          736,732        745,572
-----------------------------------------------------------------------------------
NRG Energy Inc.
  Syn LOC
  7.36%, 02/01/13(d)                            Ba1          159,643        161,085
-----------------------------------------------------------------------------------
  Term Loan
  7.36%, 02/01/13(d)                            Ba1        1,656,528      1,671,761
-----------------------------------------------------------------------------------
NSG Holdings II
  Term Loan
  8.35%, 12/13/11(d)                             B1          232,277        234,164
-----------------------------------------------------------------------------------
TPF Generation Holdings, LLC
  Syn LOC
  7.37%, 12/15/13(d)                            Ba3          128,291        129,231
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  9.62%, 12/15/14(d)                            Ba3          267,000        272,562
-----------------------------------------------------------------------------------
  Term Loan
  7.37%, 12/15/13(d)                            Ba3          520,510        524,320
===================================================================================
                                                                         13,144,151
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


ELECTRICAL COMPONENTS & EQUIPMENT-0.58%


Cellnet Technology, Inc.
  Second Lien Term Loan
  03/15/13(d)(e)                                 B2       $  666,667   $    673,333
-----------------------------------------------------------------------------------
  Term Loan B
  03/15/14(d)(e)                                 B2          198,665        200,279
-----------------------------------------------------------------------------------
VeriFone, Inc.
  Term Loan B
  7.10-7.11%, 10/31/13(d)                        B1          666,000        667,665
===================================================================================
                                                                          1,541,277
===================================================================================



ELECTRONIC EQUIPMENT-0.80%


Advanced Micro Devices, Inc.
  Term Loan
  7.57%, 12/31/13(d)                            Ba3        2,122,267      2,141,318
===================================================================================



ELECTRONIC MANUFACTURING SERVICES-0.27%


Baldor Electric Co.
  Term Loan
  7.19%, 03/31/14(d)                            Ba3          100,339        101,192
-----------------------------------------------------------------------------------
Revere Industries LLC
  Term Loan
  9.61%, 12/14/10(d)                             B1          235,004        233,242
-----------------------------------------------------------------------------------
Sorenson Communications, Inc.
  First Lien Term Loan
  8.32-8.36%, 08/16/13(d)                       Ba3          395,537        398,174
===================================================================================
                                                                            732,608
===================================================================================



ENVIRONMENTAL & FACILITIES SERVICES-0.91%


Allied Waste Industries, Inc.
  Loan C
  5.33%, 01/15/12(d)                            Ba3          363,003        365,424
-----------------------------------------------------------------------------------
  Term Loan
  7.11-7.17%, 01/15/12(d)                       Ba3          818,183        823,228
-----------------------------------------------------------------------------------
Covanta Holding Corp.
  Syn LOC
  5.38%, 02/09/14(d)                            Ba2          415,658        417,390
-----------------------------------------------------------------------------------
  Term Loan B
  6.88%, 02/09/14(d)                            Ba2          805,017        808,372
===================================================================================
                                                                          2,414,414
===================================================================================



FOOD DISTRIBUTORS-1.14%


ARAMARK Corp.
  syn LOC
  01/26/14(d)(e)(f)                              B1          275,385        278,104
-----------------------------------------------------------------------------------
  syn LOC
  7.45%, 01/26/14(d)                            Ba3           64,813         65,453
-----------------------------------------------------------------------------------
  Term Loan B
  7.47%, 01/26/14(d)(f)                         Ba3        1,044,177      1,054,488
-----------------------------------------------------------------------------------
Bolthouse Farms Inc.
  Term Loan
  7.63%, 12/17/12(d)                             B2          158,400        159,044
-----------------------------------------------------------------------------------

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------

FOOD DISTRIBUTORS-(CONTINUED)

Bumble Bee Seafoods, LLC
  Term Loan B
  7.11%, 05/02/12(d)                            Ba3       $   76,500   $     76,404
-----------------------------------------------------------------------------------
Carrols Corp.
  Six Year Term Loan
  7.82%, 12/31/10(d)                            Ba3          134,545        135,008
-----------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan
  7.36%, 11/25/10(d)                            Ba3        1,260,707      1,264,490
===================================================================================
                                                                          3,032,991
===================================================================================


FOOD RETAIL-0.54%


Arby's, LLC
  Term Loan B
  7.60-7.61%, 07/25/12(d)                       Ba3          300,270        302,897
-----------------------------------------------------------------------------------
Burger King Corp.
  Term Loan B1
  6.88%, 06/30/12(d)                            Ba2          307,968        308,824
-----------------------------------------------------------------------------------
Quizno's Corp. (The)
  First Term Loan B
  7.63%, 05/05/13(d)                             B2          107,725        108,159
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.11%, 11/05/13(d)                            B2           57,000         58,152
-----------------------------------------------------------------------------------
Roundy's Supermarkets, Inc.
  Term Loan
  8.07-8.11%, 11/03/11(d)                       Ba3          174,933        176,070
-----------------------------------------------------------------------------------
Seminole Hard Rock
  Term Loan
  01/31/14(d)(e)                                 B1          333,333        333,750
-----------------------------------------------------------------------------------
Sturm Foods, Inc.
  First Lien Term Loan
  7.88%, 01/31/14(d)                             B2           86,143         86,466
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.38%, 01/13/14(d)                            B2           66,000         66,536
===================================================================================
                                                                          1,440,854
===================================================================================


FOREST PRODUCTS-2.48%


Georgia-Pacific Corp.
  Term Loan B
  7.35-7.36%, 12/21/12(d)                       Ba2        4,726,603      4,767,961
-----------------------------------------------------------------------------------
  Add Term Loan B
  7.11%, 12/29/12(d)                            Ba2          680,599        685,325
-----------------------------------------------------------------------------------
Graphic Packaging International Corp. Term
  Loan C
  7.85-7.86%, 08/08/10(d)                        B1        1,159,786      1,173,197
===================================================================================
                                                                          6,626,483
===================================================================================


GAS UTILITIES-0.63%


Energy Transfer Equity, LP
  Term Loan B
  7.10%, 02/08/12(d)                            Ba2        1,654,750      1,669,229
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


HEALTH CARE DISTRIBUTORS-0.86%


CompBenefits Corp.
  Term Loan B
  8.32-8.36%, 04/12/12(d)                        B1       $   71,175   $     71,709
-----------------------------------------------------------------------------------
Kendle International Inc.
  Term Loan
  8.07%, 08/16/12(d)                             B1           95,361         95,838
-----------------------------------------------------------------------------------
MultiPlan, Inc.
  Add Term Loan C
  7.82%, 04/12/13(d)                             B1          344,618        347,202
-----------------------------------------------------------------------------------
  Term Loan B
  7.82%, 04/12/13(d)                             B1          529,123        533,091
-----------------------------------------------------------------------------------
Team Health, Inc.
  7 Year Term Loan
  7.82-7.86%, 11/23/12(d)                        B1           91,080         91,687
-----------------------------------------------------------------------------------
VWR International Inc.
  Term Loan B4
  7.61%, 04/07/11(d)                            Ba3          554,899        558,714
-----------------------------------------------------------------------------------
Warner Chilcott PLC
  Dovobet Delayed Loan
  7.36%, 01/18/12(d)                             B1          125,543        125,983
-----------------------------------------------------------------------------------
  Term Loan B
  7.36%, 01/18/12(d)                             B1          364,244        366,391
-----------------------------------------------------------------------------------
  Term Loan C
  7.36%, 01/18/12(d)                             B1          100,003        100,593
===================================================================================
                                                                          2,291,208
===================================================================================



HEALTH CARE EQUIPMENT-0.68%


CONMED Corp.
  Term Loan
  7.32-9.25%, 04/13/13(d)                       Ba2          280,355        280,004
-----------------------------------------------------------------------------------
Encore Medical Corp.
  Term Loan B
  7.85-7.90%, 11/03/13(d)                       Ba3          762,489        764,396
-----------------------------------------------------------------------------------
Orthofix International N.V.
  Term Loan B
  7.12%, 09/22/13(d)                            Ba3          664,971        668,296
-----------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1
  8.88%, 05/13/10(d)                             B1          101,423        100,915
===================================================================================
                                                                          1,813,611
===================================================================================



HEALTH CARE FACILITIES-2.83%


HCA, Inc.
  Term Loan A
  7.61%, 11/19/12(d)                            Ba3        2,000,000      2,016,608
-----------------------------------------------------------------------------------
  Term Loan B
  7.61%, 11/18/13(d)(f)                         Ba3        2,000,000      2,022,834
-----------------------------------------------------------------------------------
Health Management Association
  Term Loan B
  02/16/14(d)(e)                                Ba2        1,600,000      1,611,501
-----------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B
  7.57-7.61%, 06/22/11(d)                       Ba2       $  318,339        321,283
-----------------------------------------------------------------------------------
LifePoint Hospitals, Inc.
  Term Loan B
  6.99%, 04/15/12(d)                            Ba3        1,570,179      1,568,413
===================================================================================
                                                                          7,540,639
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



HEALTH CARE SERVICES-2.14%


AGA Medical Corp.
  Term Loan B
  7.36%, 04/29/13(d)                             B1       $  119,216   $    119,439
-----------------------------------------------------------------------------------
CRC Health Corp.
  Add Term Loan B
  7.86%, 02/06/13(d)                            Ba3          406,382        410,191
-----------------------------------------------------------------------------------
Genoa Healthcare LLC
  Second Lien Term Loan
  13.11%, 02/10/13(d)                           Caa1         132,000        132,990
-----------------------------------------------------------------------------------
  Term Loan B
  8.36-10.50%, 08/10/12(d)                      Ba3           90,909         90,909
-----------------------------------------------------------------------------------
Gentiva Health Services, Inc.
  Term Loan
  7.57-7.62%, 03/31/13(d)                       Ba3           98,202         98,386
-----------------------------------------------------------------------------------
HealthSouth Corp.
  Term Loan B
  8.61%, 03/10/13(d)                             B2        2,674,063      2,697,461
-----------------------------------------------------------------------------------
Radiation Therapy Services, Inc.
  Term Loan B
  7.11-8.75%, 12/16/12(d)                        B1           63,072         62,953
-----------------------------------------------------------------------------------
Sheridan Healthcare, Inc.
  Term Loan C
  8.36%, 11/09/11(d)                             B1        1,021,374      1,027,757
-----------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan
  7.57%, 06/15/12(d)                            Ba3          369,375        370,414
-----------------------------------------------------------------------------------
US Oncology, Inc.
  Term Loan B
  7.61-7.63%, 08/20/11(d)                       Ba2          693,822        697,725
===================================================================================
                                                                          5,708,225
===================================================================================


HEALTH CARE SUPPLIES-1.02%


Accellent Corp.
  Term Loan B
  7.32-7.36%, 11/22/12(d)                        B1        2,081,683      2,077,346
-----------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
  Term Loan B
  6.74%, 03/31/13(d)                            Ba2          656,043        656,043
===================================================================================
                                                                          2,733,389
===================================================================================


HEAVY ELECTRICAL EQUIPMENT-0.27%


Sanmina-SCI Corp.
  Term Loan B
  7.88%, 01/31/08(d)                            Ba3          730,000        732,920
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


HOMEBUILDING-0.17%


Headwaters, Inc.
  First Lien Term Loan B1
  7.32%, 04/30/11(d)                            Ba3       $  464,844   $    465,715
===================================================================================



HOTELS, RESORTS & CRUISE LINES-0.12%


Ginn Co. (The)
  First Lien Term Loan B
  8.36%, 06/08/11(d)(f)                          B1          149,325        146,805
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  12.36%, 06/08/12(d)                           Caa1         127,556        113,524
-----------------------------------------------------------------------------------
  Revolving Credit Loan
  5.26%, 06/08/11(d)(f)                          B1           68,784         67,624
===================================================================================
                                                                            327,953
===================================================================================



HOUSEHOLD APPLIANCES-0.28%


Goodman Global Holdings, Inc.
  Term Loan C
  7.13%, 12/23/11(d)                            Ba2          739,286        740,518
===================================================================================



HOUSEHOLD PRODUCTS-2.68%


Central Garden & Pet Co.
  Term Loan
  6.82%, 09/30/12(d)                            Ba2          119,729        119,678
-----------------------------------------------------------------------------------
Jarden Corp.
  Term Loan B-1
  7.11%, 01/24/12(d)                            Ba2          789,866        792,705
-----------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B
  7.61-9.50%, 04/06/11(d)                       Ba3          995,278      1,001,914
-----------------------------------------------------------------------------------
Rent-A-Center
  Term Loan B
  7.10-7.13%, 11/15/12(d)                       Ba2        1,099,238      1,101,162
-----------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.
  Term Loan B
  7.82-7.86%, 11/16/13(d)                        B2          798,000        805,925
-----------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Term Loan
  8.57-8.61%, 02/06/12(d)                        B1        3,120,573      3,150,106
-----------------------------------------------------------------------------------
Waterpik Technologies, Inc.
  First Lien Term Loan
  7.57%, 06/28/13(d)                             B1           74,441         74,394
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.82%, 12/31/13(d)                            B1           95,000         94,525
===================================================================================
                                                                          7,140,409
===================================================================================



HOUSEWARES & SPECIALTIES-0.14%


Yankee Candle Co., Inc. (The)
  Term Loan
  02/01/14(d)(e)                                 B1          375,360        378,926
===================================================================================



HUMAN RESOURCE & EMPLOYMENT SERVICES-0.05%


AMN Healthcare Services, Inc.
  Term Loan B
  7.11%, 11/02/11(d)                            Ba2          133,968        134,136
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



INDEPENDENT POWER PRODUCERS & ENERGY-0.32%


HCP Acquisition
  Second Lien Term Loan
  02/28/14(d)(e)                                 B1       $  206,400   $    210,528
-----------------------------------------------------------------------------------
  Term Loan B
  02/28/14(d)(e)(f)                              B1          624,400        630,644
===================================================================================
                                                                            841,172
===================================================================================


INDUSTRIAL CONGLOMERATES-2.33%


Aearo Corp.
  First Lien Term Loan
  7.86%, 03/22/13(d)                             B1          126,511        127,459
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.86%, 09/24/13(d)                           Caa1          77,333         78,542
-----------------------------------------------------------------------------------
AMSTED Industries Inc.
  Delay Draw Term Loan B
  0.00%, 04/05/13(d)(g)                         Ba3          562,500        552,656
-----------------------------------------------------------------------------------
  Term Loan B
  7.36-7.37%, 04/05/13(d)                       Ba3        1,310,778      1,318,151
-----------------------------------------------------------------------------------
Blount International Inc.
  Term Loan B
  7.07-7.11%, 08/09/10(d)                       Ba1          462,107        462,541
-----------------------------------------------------------------------------------
Covalence Specialty Materials Corp.
  Second Lien Term Loan
  8.63%, 08/16/13(d)                             B2        1,793,333      1,793,333
-----------------------------------------------------------------------------------
Dresser Inc.
  Term Loan B
  8.13%, 10/31/13(d)                            Ba1          470,889        475,402
-----------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan
  7.40-9.25%, 06/30/12(d)                       Ba1          599,493        600,617
-----------------------------------------------------------------------------------
Polypore International, Inc.
  Term Loan
  8.32%, 11/12/11(d)                            Ba3          221,956        222,511
-----------------------------------------------------------------------------------
Tube City IMS
  Syn LOC
  7.57%, 01/25/14(d)                            Ba3           12,941         13,038
-----------------------------------------------------------------------------------
  Term Loan
  9.50%, 01/25/14(d)                            Ba3          106,759        107,560
-----------------------------------------------------------------------------------
Unifrax Holding Corp.
  Term Loan
  7.63%, 05/02/13(d)                            Ba3          468,072        469,242
===================================================================================
                                                                          6,221,052
===================================================================================


INDUSTRIAL MACHINERY-0.75%


CLFX Corp.
  Term Loan B
  7.63%, 12/19/11(d)                            Ba1          512,895        516,742
-----------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan
  7.07-7.15%, 03/17/11(d)                       Ba2          463,301        465,617
-----------------------------------------------------------------------------------
Gleason Corp.
  First Lien Term Loan
  7.88%, 06/15/13(d)                             B2           99,568        100,191
-----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-(CONTINUED)

Pro Mach, Inc.
  Term Loan
  7.62%, 12/14/11(d)                             B1       $  595,500   $    598,478
-----------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan B
  7.88%, 07/19/13(d)                            Ba2          323,049        325,607
===================================================================================
                                                                          2,006,635
===================================================================================



INSURANCE BROKERS-2.25%


ARG Holdings, Inc.
  Add Term Loan C
  8.38%, 11/30/11(d)                             --           24,818         24,896
-----------------------------------------------------------------------------------
  First Lien Term Loan
  8.44%, 11/30/11(d)                             B2           77,220         77,461
-----------------------------------------------------------------------------------
Concord Re Limited
  Term Loan
  9.61%, 02/29/12(d)                            Ba2        1,000,000      1,007,500
-----------------------------------------------------------------------------------
Panther Re Bermuda Ltd.
  Term Loan B
  9.87%, 12/01/10(d)                            Baa3       2,000,000      2,012,500
-----------------------------------------------------------------------------------
Starbound Holdings
  Term Loan
  9.36%, 03/01/08(d)                             --        2,500,000      2,509,375
-----------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  7.85-7.86%, 11/16/11(d)                        B1          376,058        379,819
===================================================================================
                                                                          6,011,551
===================================================================================



INTEGRATED TELECOMMUNICATION SERVICES-2.04%


Cavalier Telephone Inc.
  Term Loan B
  10.12%, 12/31/12(d)                            B2        1,072,610      1,088,699
-----------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  8.37%, 07/15/12(d)                             B2          806,076        810,106
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.15%, 07/15/13(d)                            B2          571,429        577,143
-----------------------------------------------------------------------------------
Intelsat, Ltd.
  Term Loan
  7.86%, 02/01/14(d)(f)                          B1          471,600        475,844
-----------------------------------------------------------------------------------
Madison River Communications, LLC
  Term Loan B1
  7.61%, 07/29/12(d)                             B1          336,762        337,288
-----------------------------------------------------------------------------------
PAETEC Communications, Inc.
  Term Loan B
  02/08/14(d)(e)                                 B1          568,480        575,302
-----------------------------------------------------------------------------------
Time Warner Telecommunication Holdings Inc.
  Term Loan B
  7.32%, 01/07/13(d)                             B1        1,554,421      1,566,079
===================================================================================
                                                                          5,430,461
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



INTERNET SOFTWARE & SERVICES-0.34%


Language Line LLC
  Term Loan B1
  8.60%, 06/10/11(d)                            Ba3       $  663,667   $    669,267
-----------------------------------------------------------------------------------
National Processing, Inc.
  Term Loan B
  8.35-8.36%, 10/26/13(d)                        B2          245,429        246,656
===================================================================================
                                                                            915,923
===================================================================================


INVESTMENT BANKING & BROKERAGE-0.03%


JG Wentworth LLC
  Term Loan
  8.86%, 04/12/11(d)                             B2           82,000         82,820
===================================================================================


IT CONSULTING & OTHER SERVICES-0.68%


SunGuard Data Systems Inc.
  U.S. Term Loan
  7.36%, 02/11/13(d)                            Ba3        1,805,833      1,822,904
===================================================================================


LEISURE FACILITIES-2.39%


24 Hour Fitness Worldwide Inc.
  Term Loan B
  7.86-7.87%, 06/08/12(d)                       Ba3        1,290,250      1,297,776
-----------------------------------------------------------------------------------
AMC Entertainment Inc.
  Term Loan B
  7.45%, 01/26/13(d)                            Ba1        2,101,129      2,117,764
-----------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
  Revolver Loan
  0.00%, 02/27/09(d)(g)                         Ba2          500,000        485,000
-----------------------------------------------------------------------------------
  Term Loan B
  8.32%, 08/27/09(d)                            Ba2          236,027        236,912
-----------------------------------------------------------------------------------
Cinemark USA, Inc.
  Term Loan
  7.32-7.40%, 10/05/13(d)                       Ba2        1,388,663      1,399,850
-----------------------------------------------------------------------------------
Great Canadian Gaming Corp.
  Term Loan
  02/13/14(d)(e)                                Ba2           61,600         61,947
-----------------------------------------------------------------------------------
Greektown Casino LLC
  Term Loan B
  7.89%, 12/03/12(d)                            Ba3          149,625        150,747
-----------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan
  7.11%, 11/10/10(d)                            Ba2          388,049        389,746
-----------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B
  7.36%, 06/09/11(d)                            Ba1          231,364        233,099
===================================================================================
                                                                          6,372,841
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


LEISURE PRODUCTS-1.00%


Deluxe Entertainment Services
  First Lien Term Loan B
  8.36%, 01/28/11(d)                             B1       $  117,100   $    117,783
-----------------------------------------------------------------------------------
  First Lien Term Loan C
  8.36%, 01/28/11(d)                             B1           22,823         23,565
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.61%, 07/30/11(d)                           Caa1         666,667        688,334
-----------------------------------------------------------------------------------
Easton-Bell Sports, Inc.
  Term Loan
  7.07-7.10%, 03/16/12(d)                       Ba3           90,992         91,295
-----------------------------------------------------------------------------------
HIT Entertainment Ltd.
  Term Loan
  7.60%, 03/20/12(d)                            Ba3          472,169        474,530
-----------------------------------------------------------------------------------
Jacuzzi
  Term Loan B
  02/26/14(d)(e)(f)                              B1          583,143        586,423
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  02/26/14(d)(e)                                 B1          154,500        155,852
-----------------------------------------------------------------------------------
Panavision Inc.
  First Lien Term Loan
  8.36-8.37%, 03/20/11(d)                       Ba3           37,301         37,534
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  12.36%, 03/30/12(d)                           Caa1           9,500          9,619
-----------------------------------------------------------------------------------
True Temper Sports, Inc.
  Delay Draw Term Loan
  8.61-8.67%, 03/15/11(d)                       Ba2          372,328        372,328
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  10.86%, 06/30/11(d)                           Ba2          104,000        104,000
===================================================================================
                                                                          2,661,263
===================================================================================



MARINE-0.18%

US Shipping LLC
  Delay Draw Term Loan
  0.00%, 08/06/11(d)(g)                          B1           89,600         90,776
-----------------------------------------------------------------------------------
  Term Loan
  8.86%, 08/06/12(d)                             B1          371,600        376,478
===================================================================================
                                                                            467,254
===================================================================================


MARINE PORTS & SERVICES-0.14%


Atlantic Marine
  Term Loan B
  7.88%, 08/02/13(d)                             B1           63,680         63,680
-----------------------------------------------------------------------------------
FleetCor Technologies Operating Co., LLC
  Term Loan B
  9.07-9.10%, 06/30/11(d)                        B2          311,852        313,411
===================================================================================
                                                                            377,091
===================================================================================



METAL & GLASS CONTAINERS-0.86%


Berry Plastics Corp.
  Term Loan B
  7.10-7.11%, 09/20/13(d)                       Ba1          557,776        561,029
-----------------------------------------------------------------------------------
Graham Packaging Co., L.P.
  Term Loan B
  7.63%, 10/07/11(d)                             B1        1,468,772      1,484,115
-----------------------------------------------------------------------------------
Intergraph Corp.
  First Lien Term Loan
  7.87%, 6/1/14(d)                              Ba3          259,200        260,982
===================================================================================
                                                                          2,306,126
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



MOVIES & ENTERTAINMENT-1.12%


LodgeNet Entertainment Corp.
  Term Loan
  7.57%, 08/29/08(d)                            Ba1       $  171,593   $    171,701
-----------------------------------------------------------------------------------
National CineMedia, LLC
  Term Loan
  02/03/15(d)(e)                                Ba1          478,000        481,585
-----------------------------------------------------------------------------------
NEP Supershooters
  Term Loan B
  7.60%, 02/06/14(d)                             B1          417,600        421,646
-----------------------------------------------------------------------------------
Warner Music Group
  Term Loan
  7.36-7.41%, 02/28/11(d)                       Ba2        1,915,731      1,923,979
===================================================================================
                                                                          2,998,911
===================================================================================


OFFICE SERVICES & SUPPLIES-0.37%


Buhrmann US Inc.
  Add Term Loan D1
  7.11%, 12/23/10(d)                            Ba3           99,528         99,715
-----------------------------------------------------------------------------------
  Term Loan D1
  7.11%, 12/23/10(d)                            Ba3          898,169        899,853
===================================================================================
                                                                            999,568
===================================================================================


OIL & GAS DRILLING-1.03%


Newpark Resources, Inc.
  Term Loan
  8.37%, 08/18/11(d)                             B2        1,074,231      1,084,973
-----------------------------------------------------------------------------------
Niska/CR Gas & Storage
  Canada Term Loan
  7.10-7.17%, 05/13/13(d)                       Ba3          298,798        298,890
-----------------------------------------------------------------------------------
  Delay Draw Term Loan
  7.10%, 05/13/13(d)                            Ba3           37,128         37,174
-----------------------------------------------------------------------------------
  Term Loan
  7.07-7.10%, 05/13/11(d)                       Ba3           52,914         52,980
-----------------------------------------------------------------------------------
  U.S. Term Loan
  7.10-7.17%, 05/13/13(d)                       Ba3           55,412         55,430
-----------------------------------------------------------------------------------
Venoco, Inc.
  Second Lien Term Loan
  9.88%, 03/30/09(d)                            Caa1       1,204,000      1,216,793
===================================================================================
                                                                          2,746,240
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


OIL & GAS EQUIPMENT & SERVICES-2.76%


EPCO Holdings Inc.
  Term Loan C
  7.36%, 08/18/10(d)                            Ba2       $  737,077   $    745,237
-----------------------------------------------------------------------------------
Forest Alaska Operating LLC
  First Lien Term Loan
  8.82%, 12/08/10(d)                             --        1,761,491      1,774,702
-----------------------------------------------------------------------------------
Key Energy Services, Inc.
  Line of Credit
  5.36%, 07/29/10(d)                             --          250,000        251,563
-----------------------------------------------------------------------------------
  Term Loan C
  7.86%, 06/30/12(d)                             --        2,325,306      2,339,839
-----------------------------------------------------------------------------------
McJunkin Corp.
  Term Loan
  7.60%, 01/31/14(d)                             B2          315,600        318,756
-----------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A
  Term Loan
  7.61%, 12/16/12(d)                            Ba3          223,562        224,903
-----------------------------------------------------------------------------------
Sem Group L.P.
  Canada Term Loan
  7.57%, 03/16/11(d)                            Ba3          428,521        432,271
-----------------------------------------------------------------------------------
  U.S. Term Loan
  7.57-7.60%, 03/16/11(d)                       Ba3          178,811        180,375
-----------------------------------------------------------------------------------
Targa Resources, Inc.
  Syn LOC
  5.24%, 10/31/12(d)                             B1          115,851        116,720
-----------------------------------------------------------------------------------
  Term Loan
  7.36-7.61%, 10/31/12(d)                        B1          456,281        459,703
-----------------------------------------------------------------------------------
  Volnay S.A.
  Term Loan
  7.32%, 01/12/14(d)                            Ba2          511,000        515,471
===================================================================================
                                                                          7,359,540
===================================================================================



OIL & GAS EXPLORATION & PRODUCTION-0.17%


Helix Energy Solutions Group, Inc.
  Term Loan B
  7.32-7.36%, 07/01/13(d)                        B1          442,209        444,420
===================================================================================



OIL & GAS REFINING & MARKETING-0.51%


CITGO Petroleum Corp.
  Term Loan
  6.68%, 11/15/12(d)                            Baa3         574,220        575,142
-----------------------------------------------------------------------------------
Industry Funds Management
  Term Loan B
  02/13/14(d)(e)                                Ba3           92,800         93,844
-----------------------------------------------------------------------------------
Regency Gas Services LLC
  Term Loan B1
  7.86%, 08/15/13(d)                            Ba1          697,180        698,706
===================================================================================
                                                                          1,367,692
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-0.37%


Conseco, Inc.
  Term Loan
  7.32%, 10/10/13(d)                            Ba3          969,036        973,881
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



PACKAGED FOODS & MEATS-0.72%


Birds Eye Foods Inc.
  Revolver Loan
  0.00%, 08/17/07(d)(g)                         Ba3       $1,000,000   $    992,500
-----------------------------------------------------------------------------------
  Term Loan B
  8.07%, 06/30/08(d)                            Ba3          302,093        302,092
-----------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B
  7.36%, 11/21/10(d)                            Ba3          635,232        637,349
===================================================================================
                                                                          1,931,941
===================================================================================


PAPER PACKAGING-0.49%


Altivity Packaging
  Delay Draw First Lien Term Loan
  7.57-7.61%, 06/30/13(d)                       Ba3           41,247         41,745
-----------------------------------------------------------------------------------
  First Lien Term Loan
  7.57-7.61%, 07/31/13(d)                       Ba3          137,853        139,519
-----------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Syn LOC
  5.23%, 11/01/10(d)                            Ba1          122,308        123,420
-----------------------------------------------------------------------------------
  Term Loan B
  7.63%, 11/01/11(d)                            Ba1          481,240        485,615
-----------------------------------------------------------------------------------
  Term Loan C
  7.63%, 11/01/11(d)                            Ba1          298,705        301,420
-----------------------------------------------------------------------------------
  Term Loan C-1
  7.63%, 11/01/11(d)                            Ba1           95,731         96,601
-----------------------------------------------------------------------------------
Verso Papers Holding, LLC
  Term Loan
  7.13%, 08/01/13(d)                            Ba1          130,190        130,678
===================================================================================
                                                                          1,318,998
===================================================================================


PAPER PRODUCTS-0.11%


Xerium S.A.
  U.S. Term Loan
  7.86%, 05/18/12(d)                             B1          298,663        298,289
===================================================================================


PERSONAL PRODUCTS-2.28%


American Safety Razor Co.
  Second Lien Term Loan
  11.63%, 01/31/14(d)                            --          183,000        186,203
-----------------------------------------------------------------------------------
  Term Loan
  7.86-7.88%, 07/31/13(d)                        --          205,965        206,995
-----------------------------------------------------------------------------------
Burt's Bees Inc.
  First Lien Term Loan
  7.86-7.87%, 03/29/11(d)                        B2          105,138        106,057
-----------------------------------------------------------------------------------
Chattem, Inc.
  Term Loan B
  7.07-7.11%, 01/02/13(d)                        --          204,000        205,020
-----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
PERSONAL PRODUCTS-(CONTINUED)

Department 56, Inc.
  Term Loan
  9.32-9.35%, 09/01/11(d)                       Caa2      $  837,850   $    827,377
-----------------------------------------------------------------------------------
Hanesbrands Inc.
  Second Lien Term Loan
  9.11%, 03/05/14(d)                             B1        1,582,000      1,625,505
-----------------------------------------------------------------------------------
  Term Loan B
  7.57-7.61%, 09/05/13(d)                       Ba2          939,036        946,900
-----------------------------------------------------------------------------------
Hunter Fan Co.
  Term Loan
  7.90%, 03/24/12(d)                            Ba3          324,309        317,823
-----------------------------------------------------------------------------------
HVHC, Inc.
  Term Loan B
  7.60%, 08/01/13(d)                            Ba2        1,448,179      1,462,661
-----------------------------------------------------------------------------------
Weight Watchers International, Inc.
  Term Loan B
  6.88%, 01/26/14(d)                            Ba1          200,000        200,917
===================================================================================
                                                                          6,085,458
===================================================================================



PHARMACEUTICALS-0.49%

Quintiles Transnational Corp.
  Second Lien Term Loan
  9.36%, 03/31/14(d)                             B2        1,059,400      1,072,643
-----------------------------------------------------------------------------------
  Term Loan B
  7.36%, 03/31/13(d)                             B1          236,414        236,635
===================================================================================
                                                                          1,309,278
===================================================================================



PUBLISHING-4.33%


American Media, Inc.
  Term Loan B
  8.37%, 01/30/13(d)                             B1        2,029,412      2,039,981
-----------------------------------------------------------------------------------
Black Press U.S. Partnership
  U.S. Term Loan B-1
  7.36%, 08/02/13(d)                            Ba3           61,727         62,267
-----------------------------------------------------------------------------------
  Canada Term Loan B-2
  7.36%, 08/02/13(d)                            Ba3           37,477         37,805
-----------------------------------------------------------------------------------
Caribe Information Investment Inc.
  Term Loan
  7.61-7.62%, 03/31/13(d)                        B1           85,221         85,540
-----------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B
  6.85-6.87%, 05/08/09(d)                       Ba1          513,430        513,314
-----------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B
  6.85-6.87%, 03/09/10(d)                       Ba1        1,086,095      1,086,464
-----------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Second Lien Term Loan
  12.57%, 01/26/14(d)                           Caa1          59,090         59,385
-----------------------------------------------------------------------------------
  Term Loan
  8.07%, 07/26/13(d)                             B1          122,347        123,264
-----------------------------------------------------------------------------------
F+W Publications, Inc.
  Second Lien Term Loan B
  11.61%, 02/05/13(d)                            B2          500,000        504,584
-----------------------------------------------------------------------------------
Idearc, Inc.
  Term Loan B
  7.32%, 11/17/14(d)                            Ba2        3,840,000      3,871,200
-----------------------------------------------------------------------------------

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------

PUBLISHING-(CONTINUED)

Riverdeep Interactive Learning Ltd.
  Term Loan
  8.10%, 12/20/13(d)                            Ba3       $1,911,200   $  1,928,321
-----------------------------------------------------------------------------------
Sun Media Corp.
  Term Loan B
  7.11%, 02/07/09(d)                            Baa3         589,565        590,671
-----------------------------------------------------------------------------------
Yell Group Ltd.
  Term Loan B1
  7.32%, 01/31/13(d)                            Ba3          640,444        645,615
===================================================================================
                                                                         11,548,411
===================================================================================


RAILROADS-0.71%


Helm Holding Corp.
  Term Loan B
  7.82-7.86%, 07/08/11(d)                        B2          515,953        516,598
-----------------------------------------------------------------------------------
Kansas City Southern Railroad Co.
  Industrial Term Loan B
  7.07-7.11%, 04/28/13(d)                       Ba3        1,373,091      1,375,380
===================================================================================
                                                                          1,891,978
===================================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-2.01%


Kyle Acquisition Group, LLC
  Three Year Term Loan
  8.88%, 07/20/09(d)                            Ba3          888,170        899,827
-----------------------------------------------------------------------------------
Lake Las Vegas Resort
  First Lien Term Loan
  12.00%, 02/01/10(d)                            B3        3,029,891      3,047,747
-----------------------------------------------------------------------------------
Landsource Communities Development LLC
  Community Term Loan B
  03/15/14(d)(e)                                Ba2          417,600        422,194
-----------------------------------------------------------------------------------
Rhodes Homes
  First Lien Term Loan
  8.61%, 11/21/10(d)                             B1          758,451        757,502
-----------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC
  Term Loan
  7.70%, 09/30/10(d)                             B1          227,600        227,315
===================================================================================
                                                                          5,354,585
===================================================================================


RESTAURANTS-0.82%


Buffets Holdings, Inc.
  Prefunded Line of Credit
  5.26%, 05/01/13(d)                            Ba3          233,934        234,957
-----------------------------------------------------------------------------------
  Term Loan
  8.32-8.36%, 11/01/13(d)                       Ba3        1,696,203      1,703,624
-----------------------------------------------------------------------------------
Sbarro Inc.
  Term Loan B
  02/08/13(d)(e)(f)                             Ba3          105,333        106,343
-----------------------------------------------------------------------------------
  Term Loan B
  7.82%, 01/31/14(d)                            Ba3          131,667        132,928
===================================================================================
                                                                          2,177,852
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


SEMICONDUCTORS-1.68%


AMI Semiconductors, Inc.
  Term Loan
  6.82%, 04/01/12(d)                            Ba3       $  860,134   $    858,521
-----------------------------------------------------------------------------------
Freescale Semiconductor, Inc.
  Term Loan B
  12/01/13(d)(e)(f)                             Baa3       1,000,000      1,007,500
-----------------------------------------------------------------------------------
  Term Loan B
  7.37%, 12/01/13(d)                            Baa3       2,592,000      2,611,440
===================================================================================
                                                                          4,477,461
===================================================================================



SPECIALIZED CONSUMER SERVICES-0.24%


LPL Holdings Inc.
  Term Loan C
  7.86%, 06/28/13(d)                             B2          621,967        630,130
===================================================================================



SPECIALIZED FINANCE-0.36%


Citco Group Ltd. (The)
  Term Loan B
  8.11%, 06/30/13(d)                             B1           63,733         64,132
-----------------------------------------------------------------------------------
  Term Loan C
  8.61%, 06/30/14(d)                             B1           63,733         64,371
-----------------------------------------------------------------------------------
Clarke American Corp.
  Term Loan B
  8.57-8.63%, 12/15/11(d)                       Ba3          267,176        268,511
-----------------------------------------------------------------------------------
Clayton Holdings, Inc.
  Term Loan
  8.32%, 12/08/11(d)                             B1           79,248         79,645
-----------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. (The)
  Term Loan B
  7.10-7.11%, 04/18/12(d)                       Ba3          243,923        244,913
-----------------------------------------------------------------------------------
  Term Loan C
  7.10-7.11%, 04/18/12(d)                       Ba3          141,396        141,971
-----------------------------------------------------------------------------------
Oppenheimer Holdings, Inc.
  Term Loan B
  8.12%, 07/31/13(d)                             B1           94,667         95,850
===================================================================================
                                                                            959,393
===================================================================================



SPECIALTY CHEMICALS-4.42%


Basell B.V.
  Term Loan B2
  7.60%, 08/01/13(d)                             --          271,667        274,214
-----------------------------------------------------------------------------------
  Term Loan B4
  7.60%, 08/01/13(d)                             --           54,333         54,966
-----------------------------------------------------------------------------------
  Term Loan C2
  8.35%, 08/01/14(d)                             --          271,667        274,214
-----------------------------------------------------------------------------------
  Term Loan C4
  8.35%, 08/01/14(d)                             --           54,333         55,180
-----------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG
  Second Lien Term Loan
  10.14%, 11/15/13(d)                            B2          320,000        325,314
-----------------------------------------------------------------------------------
  Term Loan B
  8.10%, 03/30/12(d)                             B1          307,018        310,184
-----------------------------------------------------------------------------------

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------

SPECIALTY CHEMICALS-(CONTINUED)

  Term Loan B4
  8.10%, 03/30/12(d)                             B1       $  192,982   $    194,973
-----------------------------------------------------------------------------------
  Term Loan C
  8.60%, 03/29/13(d)                             B1          500,000        505,209
-----------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Syn LOC
  5.23%, 05/05/13(d)                            Ba3           92,645         93,340
-----------------------------------------------------------------------------------
  Term Loan C1
  7.88%, 05/05/13(d)                            Ba3        1,879,069      1,893,162
-----------------------------------------------------------------------------------
  Term Loan C2
  7.88%, 05/05/13(d)                            Ba3          408,187        411,249
-----------------------------------------------------------------------------------
  Term Loan C4
  7.88%, 05/05/13(d)                            Ba3          644,877        649,713
-----------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B
  7.07%, 08/16/12(d)                            Ba3          487,773        490,455
-----------------------------------------------------------------------------------
Ineos Group Ltd.
  Term Loan A4
  7.61%, 12/16/12(d)                            Ba3          141,750        142,530
-----------------------------------------------------------------------------------
  Term Loan B2
  7.61%, 12/16/13(d)                            Ba3          222,193        224,878
-----------------------------------------------------------------------------------
  Term Loan C2
  8.11%, 12/16/14(d)                            Ba3          222,193        224,878
-----------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan
  7.38%, 12/23/10(d)                            Ba3          433,380        436,630
-----------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
  Term Loan B
  7.10-7.13%, 12/02/13(d)                       Ba1          407,400        411,219
-----------------------------------------------------------------------------------
Nalco Co.
  Term Loan B
  7.07-7.14%, 11/04/10(d)                       Ba2        1,192,468      1,200,134
-----------------------------------------------------------------------------------
Reynolds & Reynolds
  First Lien Term Loan
  7.85%, 10/26/12(d)                            Ba2        1,840,388      1,892,725
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  10.85%, 10/26/13(d)                           Ba2        1,260,000      1,271,700
-----------------------------------------------------------------------------------
Supresta Holdings LLC
  Term Loan
  8.62%, 07/20/11(d)                            Ba3          432,321        432,321
===================================================================================
                                                                         11,769,188
===================================================================================


SPECIALTY STORES-1.58%


Eye Care Centers of America, Inc.
  Term Loan
  7.86-9.75%, 03/01/12(d)                       Ba2          423,972        423,972
-----------------------------------------------------------------------------------
Mattress Firm
  Term Loan B
  02/15/13(d)(e)                                Ba3          157,333        158,907
-----------------------------------------------------------------------------------
Michaels Stores, Inc.
  Term Loan B
  8.13%, 10/31/13(d)                             B2        2,685,977      2,709,898
-----------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Petco Animal Supplies, Inc.
  Term Loan
  8.10-8.11%, 10/26/13(d)                       Ba3       $  835,000   $    844,220
-----------------------------------------------------------------------------------
Savers, Inc.
  Canada Term Loan
  8.11%, 08/11/12(d)                            Ba3           38,013         38,393
-----------------------------------------------------------------------------------
  U.S. Term Loan
  8.11%, 08/11/12(d)                            Ba3           45,193         45,645
===================================================================================
                                                                          4,221,035
===================================================================================



TEXTILES-0.19%


Gold Toe Brands, Inc.
  First Lien Term Loan
  8.10-8.11%, 10/30/13(d)                        B1          511,500        519,812
===================================================================================



THRIFTS & MORTGAGE FINANCE-0.11%


CharterMac
  Term Loan B
  7.86%, 08/15/12(d)                            Ba3          299,250        300,746
===================================================================================



TOBACCO-0.12%


Commonwealth Brands, Inc.
  Term Loan
  7.63%, 12/22/12(d)                             B1          318,584        319,779
===================================================================================



TRADING COMPANIES/ DISTRIBUTORS-0.10%


Brenntag
  Sr. Facilities Term Loan B2
  7.89%, 01/18/14(d)                             B2          210,041        211,945
-----------------------------------------------------------------------------------
  USD Acquisition
  Term Loan
  7.89%, 01/18/14(d)                             B2           51,322         51,868
===================================================================================
                                                                            263,813
===================================================================================



TRUCKING-0.24%


Greatwide Logistics Services, Inc.
  First Lien Term Loan
  8.61%, 12/19/13(d)                             B1          521,000        523,605
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  06/19/14(d)(e)(f)                              B1           57,500         57,788
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  11.61%, 06/19/14(d)                           Caa1          57,500         57,788
===================================================================================
                                                                            639,181
===================================================================================



WATER UTILITIES-0.42%


Thermal North America, Inc.
  Loan C
  8.07%, 10/25/08(d)                             B1          115,711        116,868
-----------------------------------------------------------------------------------
  Term Loan
  8.12%, 10/25/08(d)                             B1          982,800        992,628
===================================================================================
                                                                          1,109,496
===================================================================================

                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------



WIRELESS TELECOMMUNICATION SERVICES-3.96%


Cellular South Inc.
  Term Loan B
  7.10-8.75%, 05/04/11(d)                       Ba3       $  117,000   $    117,439
-----------------------------------------------------------------------------------
Centennial Communications Corp.
  Term Loan
  02/09/11(d)(e)(f)                             Ba2        2,961,968      2,987,885
-----------------------------------------------------------------------------------
  Term Loan
  7.36%, 02/09/11(d)                            Ba2          332,188        335,094
-----------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B
  7.13%, 02/08/12(d)                             B1        1,000,000      1,003,750
-----------------------------------------------------------------------------------
Global Tel*Link
  Syn LOC
  02/20/14(d)(e)(f)                              B1           69,844         70,630
-----------------------------------------------------------------------------------
  Syn LOC
  0.00%, 02/20/14(d)(g)                          B1           66,957         67,710
-----------------------------------------------------------------------------------
  Syn LOC
  8.82%, 02/14/13(d)                             B1            6,696          6,771
-----------------------------------------------------------------------------------
  Term Loan
  02/20/14(d)(e)(f)                              B1          251,438        254,267
-----------------------------------------------------------------------------------
  Term Loan
  8.82%, 02/14/13(d)                             B1           80,348         81,252
-----------------------------------------------------------------------------------
IWL Communications, Inc./CapRock Holdings,
  Inc.
  Term Loan B
  8.82%, 02/01/12(d)                            Ba3          526,557        513,393
-----------------------------------------------------------------------------------
MetroPCS Communications, Inc.
  Term Loan B
  7.63%, 11/03/13(d)                             B1        4,147,618      4,187,800
-----------------------------------------------------------------------------------
NuVox, Inc.
  Term Loan
  10.32-10.39%, 05/12/12(d)                      B2          248,750        252,481
-----------------------------------------------------------------------------------
US TelePacific Communications
  First Lien Term Loan
  08/04/11(d)(e)                                 B1          515,764        521,568
-----------------------------------------------------------------------------------
  First Lien Term Loan
  9.87-9.93%, 08/04/11(d)                        B1          106,733        107,933
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  08/04/12(d)(e)                                 B1            6,651          6,800
-----------------------------------------------------------------------------------
  Second Lien Term Loan
  13.68%, 08/04/12(d)                            B1           52,000         53,170
===================================================================================
                                                                         10,567,943
===================================================================================
    Total Senior Secured Floating Rate
      Interests (Cost $251,595,128)                                     252,974,166
===================================================================================


FLOATING RATE NOTES-3.33%


INDUSTRIAL MACHINERY-0.76%


Rexnord Corp.
  Sr. Unsec. Term Loan,
  03/02/13(d)(e)                                Ba2        2,000,000      2,015,834
===================================================================================

AIM Floating Rate Fund


                                               MOODY'S    PRINCIPAL
                                               RATING(A)    AMOUNT        VALUE
-----------------------------------------------------------------------------------


INTEGRATED TELECOMMUNICATION SERVICES-0.92%


Qwest Corp.
  Sr. Unsec. Floating Rate Global Notes,
  8.61%, 06/15/13(d)(i)                         Ba1       $2,250,000   $  2,463,750
===================================================================================



METAL & GLASS CONTAINERS-0.49%


Berry Plastics Holding Corp.
  Sr. Sec. Floating Rate Notes,
  9.24%, 09/15/14(d)(i)                         Ba1        1,251,000      1,293,221
===================================================================================



PAPER PACKAGING-0.13%


Verso Paper Holdings, LLC
  Sr. Sec. Floating Rate Notes,
  9.11%, 08/01/14
  (Acquired 07/28/06; Cost $130,190)(d)(i)(j)    B1          325,000        338,000
===================================================================================



SPECIALTY STORES-0.65%


Linens 'n Things, Inc.
  Sr. Sec. Gtd. Floating Rate Global Notes,
  10.99%, 01/15/14(d)(i)                         B3        1,760,000      1,733,600
===================================================================================



WIRELESS TELECOMMUNICATION SERVICES-0.38%


Rogers Wireless Inc. (Canada),
  Sr. Sec. Gtd. Floating Rate Global Notes,
  8.49%, 12/15/10(d)(i)                         Ba2        1,000,000      1,026,250
===================================================================================
    Total Floating Rate Notes (Cost
      $8,495,527)                                                         8,870,655
===================================================================================
                                                MOODY'S
                                               RATING(A)     SHARES        VALUE
------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS-0.81%

ENVIRONMENTAL & FACILITIES SERVICES-0.81%

Safety-Kleen Holdco, Inc. (Acquired 12/24/03;
  Cost $2,062,077)(f)(j)(k)(l)                   B1           102,803   $  2,158,863
====================================================================================

                                                MOODY'S
                                               RATING(A)     SHARES        VALUE
------------------------------------------------------------------------------------

MONEY MARKET FUNDS-9.86%

Liquid Assets Portfolio-Institutional
  Class(m)(n)                                              $13,152,673  $ 13,152,673
------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)(n)                13,152,673     13,152,673
====================================================================================
    Total Money Market Funds (Cost
      $26,305,346)                                                        26,305,346
====================================================================================
TOTAL INVESTMENTS-108.85% (Cost $288,458,078)                            290,309,030
====================================================================================
OTHER ASSETS LESS LIABILITIES-(8.85)%                                    (23,610,809)
====================================================================================
NET ASSETS-100.00%                                                      $266,698,221
____________________________________________________________________________________
====================================================================================

AIM Floating Rate Fund

Abbreviations:

DIP      - Debtor-in-possession
LOC      - Letter of Credit
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured

Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").
(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 28, 2007 was $261,844,821, which represented 98.18% of the Fund's Net Assets. See Note 1A.
(e) This floating rate interest will settle after February 28, 2007, at which time the interest rate will be determined.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $16,709,311, which represented 6.27% of the Fund's Net Assets.
(g) All or a portion of this holding is subject to unfunded loan commitments. See Note 7.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at February 28, 2007 represented 1.00% of the Fund's Net Assets. See Note 1A.
(i) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $2,496,863, which represented 0.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(k) Non-income producing security.
(l) Acquired as a part of a bankruptcy restructuring.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(n) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1J.

See accompanying notes which are an integral part of these financial statements.

AIM Floating Rate Fund

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $262,152,732)      $264,003,684
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $26,305,346)                             26,305,346
===========================================================
    Total investments (Cost $288,458,078)       290,309,030
===========================================================
Receivables for:
  Investments sold                               10,408,772
-----------------------------------------------------------
  Fund shares sold                                1,602,471
-----------------------------------------------------------
  Dividends and Interest                          2,116,389
-----------------------------------------------------------
  Fund expenses absorbed                             13,484
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               18,244
-----------------------------------------------------------
Other assets                                         58,985
===========================================================
    Total assets                                304,527,375
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          35,270,728
-----------------------------------------------------------
  Fund shares reacquired                          1,991,029
-----------------------------------------------------------
  Dividends                                         399,750
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 32,976
-----------------------------------------------------------
Accrued distribution fees                            66,402
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,652
-----------------------------------------------------------
Accrued transfer agent fees                          31,229
-----------------------------------------------------------
Accrued operating expenses                           34,388
===========================================================
    Total liabilities                            37,829,154
===========================================================
Net assets applicable to shares outstanding    $266,698,221
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $317,633,988
-----------------------------------------------------------
Undistributed net investment income                 144,447
-----------------------------------------------------------
Undistributed net realized gain (loss)          (52,931,166)
-----------------------------------------------------------
Unrealized appreciation                           1,850,952
===========================================================
                                               $266,698,221
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $177,973,146
___________________________________________________________
===========================================================
Class C                                        $ 59,089,345
___________________________________________________________
===========================================================
Class R                                        $    221,703
___________________________________________________________
===========================================================
Institutional Class                            $ 29,414,027
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          19,499,185
___________________________________________________________
===========================================================
Class C                                           6,490,238
___________________________________________________________
===========================================================
Class R                                              24,299
___________________________________________________________
===========================================================
Institutional Class                               3,222,658
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.13
-----------------------------------------------------------
  Offering price per share
      (Net asset value of $9.13 divided by
         97.50%)                               $       9.36
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.10
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.12
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.13
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $8,847,686
------------------------------------------------------------------------
Dividends from affiliated money market funds                     482,087
========================================================================
    Total investment income                                    9,329,773
========================================================================

EXPENSES:

Advisory fees                                                    767,950
------------------------------------------------------------------------
Administrative services fees                                      42,050
------------------------------------------------------------------------
Custodian fees                                                    14,926
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        198,463
------------------------------------------------------------------------
  Class C                                                        191,779
------------------------------------------------------------------------
  Class R                                                            252
------------------------------------------------------------------------
Transfer agent fees -- A,C and R                                 110,963
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 435
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,220
------------------------------------------------------------------------
Professional services fees                                       131,613
------------------------------------------------------------------------
Other                                                            160,602
========================================================================
    Total expenses                                             1,630,253
========================================================================
Less: Expenses reimbursed and expense offset arrangements        (29,863)
========================================================================
    Net expenses                                               1,600,390
========================================================================
Net investment income                                          7,729,383
========================================================================

REALIZED AND UNREALIZED GAIN:

Net realized gain from Investment securities                       9,250
------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   1,797,185
========================================================================
Net realized and unrealized gain                               1,806,435
========================================================================
Net increase in net assets resulting from operations          $9,535,818
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007, the period January 1, 2006 through August 31, 2006 and the year ended December 31, 2005
(Unaudited)

                                                              FEBRUARY 28,     AUGUST 31,     DECEMBER 31,
                                                                  2007            2006            2005
----------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,729,383     $ 7,982,199     $ 10,041,089
----------------------------------------------------------------------------------------------------------
  Net realized gain from (loss)                                     9,250      (2,670,820)        (432,027)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         1,797,185       3,108,144          803,050
==========================================================================================================
    Net increase in net assets resulting from operations        9,535,818       8,419,523       10,412,112
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (5,262,730)     (5,810,039)      (8,127,666)
----------------------------------------------------------------------------------------------------------
  Class B1                                                             --        (386,936)              --
----------------------------------------------------------------------------------------------------------
  Class C                                                      (1,565,147)     (1,705,327)      (1,834,764)
----------------------------------------------------------------------------------------------------------
  Class R                                                          (3,213)         (1,139)              --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                            (919,990)        (36,471)              --
==========================================================================================================
    Decrease in net assets resulting from distributions        (7,751,080)     (7,939,912)      (9,962,430)
==========================================================================================================
Share transactions-net:
  Class A                                                      20,829,597      (3,625,306)     (31,980,239)
----------------------------------------------------------------------------------------------------------
  Class C                                                      13,844,225      (2,878,806)      13,028,465
----------------------------------------------------------------------------------------------------------
  Class R                                                         142,852          78,252               --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,878,174      24,334,860               --
==========================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        39,694,848      17,909,000      (18,951,774)
==========================================================================================================
    Net increase (decrease) in net assets                      41,479,586      18,388,611      (18,502,092)
==========================================================================================================

NET ASSETS:

  Beginning of period                                         225,218,635     206,830,024      225,332,116
==========================================================================================================
  End of period (including undistributed net investment
    income of $144,447 and
  $166,144 and 124,223, respectively)                         $266,698,221    $225,218,635    $206,830,024
__________________________________________________________________________________________________________
==========================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF CASH FLOWS

For the six months ended February 28, 2007
(unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $   9,535,818
=============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investments                                       (160,628,114)
-----------------------------------------------------------------------------
  Proceeds from disposition of investments and principle
    payments                                                      112,122,524
-----------------------------------------------------------------------------
  Increase in dividends and interest receivable                      (128,090)
-----------------------------------------------------------------------------
  Decrease in other assets                                            172,943
-----------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on
    investment securities                                               7,962
-----------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                    (211,924)
-----------------------------------------------------------------------------
  Unrealized appreciation on investment securities                 (1,797,185)
-----------------------------------------------------------------------------
  Net realized gain on investment securities                           (9,250)
=============================================================================
    Net cash provided by (used in) operating activities           (40,935,316)
=============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Dividends paid to shareholders                                   (2,381,122)
-----------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                 69,339,811
-----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                    (34,278,540)
=============================================================================
    Net cash provided by financing activities                      32,680,149
=============================================================================
Net increase (decrease) in cash and cash equivalents               (8,255,167)
=============================================================================
Cash and cash equivalents at beginning of period                   34,560,513
=============================================================================
Cash and cash equivalents at end of period                      $  26,305,346
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders              $   5,357,618
_____________________________________________________________________________
=============================================================================

See accompanying notes to financial statements which are an integral part of the financial statements.

AIM Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Prior to April 14, 2006, the Fund operated as AIM Floating Rate Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund, at which time the Fund became a new series portfolio of the Trust and changed its fiscal year-end to August 31.

    The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are presented at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Floating Rate Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

L. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a

AIM Floating Rate Fund

     syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.65%
--------------------------------------------------------------------
Next $4.5 billion                                             0.60%
--------------------------------------------------------------------
Next $5 billion                                               0.575%
--------------------------------------------------------------------
Over $10 billion                                              0.55%
 ___________________________________________________________________
====================================================================


    AIM has entered in a sub-advisory agreement with INVESCO Senior Secured Management, Inc. ("ISSM"). Under the terms of the Sub-advisory agreement AIM pays ISSM 40% of the amount of AIM's compensation on the sub-advised assets annually.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended February 28, 2007, AIM waived advisory fees of $2,968 and reimbursed expenses of $13,483.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,538.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2007, ADI advised the Fund that it retained $13,634 in front-end sales commissions from the sale of Class A shares and $76, $0 and $47,913 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Floating Rate Fund

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended February 28, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets     $17,084,220      $33,513,642       $(37,445,189)         $   --         $13,152,673     $241,380       $   --
  Portfolio-
  Institutional
  Class
----------------------------------------------------------------------------------------------------------------------------------
Premier            17,084,220       33,513,642        (37,445,189)             --          13,152,673      240,707           --
  Portfolio-
  Institutional
  Class
==================================================================================================================================
  Total           $34,168,440      $67,027,284       $(74,890,378)         $   --         $26,305,346     $482,087       $   --
    Investments
    in
    Affiliates
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended February 28, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $11,874.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2007, the Fund paid legal fees of $2,395 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line.

    During the six months ended February 28, 2007, the Fund did not borrow under the committed credit facility.

    Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended February 28, 2007, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Floating Rate Fund

NOTE 7--UNFUNDED LOAN COMMITMENTS

As of February 28, 2007, the Fund had unfunded loan commitments of $9,545,927, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                                                 UNFUNDED
BORROWER                                                                                        COMMITMENTS
-----------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                                   Term Loan B                         $ 485,000
-----------------------------------------------------------------------------------------------------------
AMSTED Industries Inc.                                        Delay Draw Term Loan B                552,656
-----------------------------------------------------------------------------------------------------------
Birds Eye foods Inc.                                          Revolving Loan                        992,500
-----------------------------------------------------------------------------------------------------------
Calpine Corp.                                                 Revolving Loan                      5,053,181
-----------------------------------------------------------------------------------------------------------
Global Tel*Link                                               Syn LOC                                67,710
-----------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc.                                           Delay Draw Term Loan                2,225,606
-----------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                                   Revolving Loan                        114,799
-----------------------------------------------------------------------------------------------------------
US Shipping LLC                                               Delay Draw Term Loan                   54,475
===========================================================================================================
                                                                                                 $9,545,927
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2007                                                  $   453,428
-----------------------------------------------------------------------------
August 31, 2009                                                   10,188,057
-----------------------------------------------------------------------------
August 31, 2010                                                   21,273,718
-----------------------------------------------------------------------------
August 31, 2011                                                   10,298,295
-----------------------------------------------------------------------------
August 31, 2012                                                    2,745,717
-----------------------------------------------------------------------------
August 31, 2013                                                    5,482,284
-----------------------------------------------------------------------------
August 31, 2014                                                    2,498,917
=============================================================================
Total capital loss carryforward                                   52,940,416
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2007 was $177,911,928 and $118,519,732, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $2,083,363
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (232,411)
==============================================================================
Net unrealized appreciation of investment securities               $1,850,952
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial
statement purposes.

AIM Floating Rate Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Prior to the Reorganization, the Fund offered Class B shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED            JANUARY 1, 2006 TO                YEAR ENDED
                                               FEBRUARY 28, 2007(A)          AUGUST 31, 2006(F)            DECEMBER 31, 2005
                                             -------------------------    -------------------------    --------------------------
                                               SHARES        AMOUNT         SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                     5,020,132    $45,642,971     2,829,517    $25,667,525       697,277    $  6,298,550
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                     --             --           153          1,341            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                     2,145,281     19,437,307     1,970,507     17,847,704     2,511,732      22,638,124
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                     15,340        139,719         8,489         77,109            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                        498,567      4,530,075     2,683,496     24,312,527            --              --
=================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                       353,607      3,213,819       382,801      3,406,979       537,184       4,853,113
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                     --             --        27,645        318,656            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                       134,758      1,221,247       146,924      1,330,027       162,391       1,462,776
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                        350          3,179           126          1,139            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                        101,170        919,373         4,025         36,471            --              --
=================================================================================================================================
Conversion of Class B1 shares to Class A
  shares:
  Class A                                            --             --     2,296,583     20,991,472            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                     --             --    (2,296,583)   (20,991,472)           --              --
=================================================================================================================================
Reacquired:(d)
  Class A(e)                                 (3,086,934)   (28,027,193)   (3,041,753)   (27,605,025)   (4,782,363)    (43,131,902)
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                     --             --      (594,690)    (5,414,782)           --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C(e)                                   (752,378)    (6,814,329)   (2,436,846)   (22,056,537)   (1,230,185)    (11,072,435)
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                         (6)           (46)           --              4            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                        (62,996)      (571,274)       (1,604)       (14,138)           --              --
=================================================================================================================================
                                              4,366,891     39,694,848     1,978,790    $17,909,000    (2,103,964)   $(18,951,774)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to such services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also beneficially owned. In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b) Class B1, Class R and Institutional Class shares commenced sales on April 13, 2006.
(c) Effective July 27, 2006, all outstanding Class B1 shares were converted into Class A shares of the Fund.
(d) Amount is net of redemption fees of $5,872, $1,945, $3 and $1,015 for Class A, Class C, Class R and Institutional Class, respectively, for the six months ended February 28, 2007, and $8,328, $2,405, $4 and $394 for Class A, Class C, Class R and Institutional Class, respectively, for the period January 1, 2006 to August 31, 2006.
(e) Includes redemption activity for Class B shares and Class C shares of the Closed-End Fund through April 13, 2006 (date of reorganization) as follows: Class B shares -- 828,994 shares and $7,518,875; Class C shares -- 708,337 shares and $6,403,362.
(f) Upon the closing of the reorganization of the Closed-End Fund into the Fund on April 13, 2006 the Fund issued the following shares in connection with such reorganization:

                                                              FUND                                CLOSED-END FUND
CLASS                                                        SHARES         AMOUNT       CLASS        SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
  A                                                        14,204,828    $129,405,986      --               --       $         --
---------------------------------------------------------------------------------------------------------------------------------
  B1                                                        2,863,475      26,086,257       B       17,068,303        155,492,243
---------------------------------------------------------------------------------------------------------------------------------
  C                                                         4,942,796      44,930,012       C        4,942,796         44,930,012
=================================================================================================================================
Net Assets                                                 22,011,099    $200,422,255               22,011,099       $200,422,255
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM Floating Rate Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of reorganization) includes financial data for Class B shares of the Closed-End Fund.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS        JANUARY 1, 2006
                                               ENDED                 TO                        YEAR ENDED DECEMBER 31,
                                            FEBRUARY 28,         AUGUST 31,          --------------------------------------------
                                                2007                2006               2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   9.06            $   9.04           $   9.02    $   8.77    $   8.51    $   8.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.30                0.37(a)            0.43        0.30        0.33        0.38
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.07                0.02               0.01        0.25        0.25       (0.13)
=================================================================================================================================
    Total from investment operations              0.37                0.39               0.44        0.55        0.58        0.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.30)              (0.37)             (0.42)      (0.29)      (0.32)      (0.38)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                 --                  --                 --       (0.01)         --          --
=================================================================================================================================
    Total distributions                          (0.30)              (0.37)             (0.42)      (0.30)      (0.32)      (0.38)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                             0.00                0.00                 --          --          --          --
=================================================================================================================================
Net asset value, end of period                $   9.13            $   9.06           $   9.04    $   9.02    $   8.77    $   8.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   4.14%               4.32%              5.00%       6.36%       6.94%       2.88
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $177,973            $155,953           $159,206    $190,814    $221,964    $266,260
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense):
  With fee waivers and/or expense
    reimbursements                                1.30%(c)            1.58%(d)           2.04%       1.65%       1.48%       1.49%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                1.31%(c)            1.86%(d)           2.17%       1.69%       1.48%       1.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense):
  With fee waivers and/or expense
    reimbursements                                1.30%(c)            1.37%(d)           1.50%       1.50%       1.48%       1.49%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                1.31%(c)            1.65%(d)           1.63%       1.54%       1.48%       1.49%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      6.60%(c)            6.06%(d)           4.69%       3.31%       3.80%       4.40%
=================================================================================================================================
Ratio of interest expense to average net
  assets(e)                                         --%               0.21%(d)           0.54%       0.15%         --%         --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                          51%                 54%                56%         82%         72%         56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $160,086,171.
(d)  Annualized
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of reorganization) includes activity for Class C shares of the Closed-End Fund.

                                                                                  CLASS C
                                          ---------------------------------------------------------------------------------------
                                            SIX MONTHS           JANUARY 1, 2006
                                               ENDED                    TO                       YEAR ENDED DECEMBER 31,
                                           FEBRUARY 28,             AUGUST 31,           ----------------------------------------
                                               2007                    2006               2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  9.04                $  9.02             $  8.99    $  8.75    $  8.49    $  8.62
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.27                   0.34(a)             0.40       0.27       0.31       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.07                   0.02                0.03       0.25       0.25      (0.14)
=================================================================================================================================
    Total from investment operations             0.34                   0.36                0.43       0.52       0.56       0.22
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.28)                 (0.34)              (0.40)     (0.27)     (0.30)     (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                --                     --                  --      (0.01)        --         --
=================================================================================================================================
    Total distributions                         (0.28)                 (0.34)              (0.40)     (0.28)     (0.30)     (0.35)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00                   0.00                  --         --         --         --
=================================================================================================================================
Net asset value, end of period                $  9.10                $  9.04             $  9.02    $  8.99    $  8.75    $  8.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  3.77%                  4.05%               4.85%      5.98%      6.68%      2.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $59,089                $44,853             $47,624    $34,518    $20,793    $20,421
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense):
  With fee waivers and/or expense
    reimbursements                               1.80%(c)               1.97%(d)            2.29%      1.89%      1.73%      1.74%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.81%(c)               2.36%(d)            2.67%      2.19%      1.98%      1.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense):
  With fee waivers and/or expense
    reimbursements                               1.80%(c)               1.76%(d)            1.75%      1.74%      1.73%      1.74%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.81%(c)               2.15%(d)            2.13%      2.04%      1.98%      1.99%
=================================================================================================================================
Ratio of net investment income to
  average net assets                             6.10%(c)               5.67%(d)            4.44%      3.07%      3.55%      4.15%
=================================================================================================================================
Ratio of interest expense to average net
  assets(e)                                        --%                  0.21%(d)            0.54%      0.15%        --%        --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         51%                    54%                 56%        82%        72%        56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,564,801.
(d)  Annualized
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

    The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                 APRIL 13, 2006
                                                               SIX MONTHS         (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              FEBRUARY 28,         AUGUST 31,
                                                                  2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.06             $  9.11
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.28                0.21(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.07               (0.05)
===============================================================================================
    Total from investment operations                               0.35                0.16
===============================================================================================
Less dividends from net investment income                         (0.29)              (0.21)
===============================================================================================
Redemption fees added to shares of beneficial interest             0.00                0.00
===============================================================================================
Net asset value, end of period                                  $  9.12             $  9.06
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                    3.90%               1.80%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   222             $    78
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                   1.55%(c)            1.53%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.56%(c)            1.53%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                   1.55%(c)            1.52%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.56%(c)            1.52%(d)
===============================================================================================
Ratio of net investment income to average net assets               6.35%(c)            6.11%(d)
===============================================================================================
Ratio of interest expense to average net assets(e)                   --%               0.01%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           51%                 54%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $101,830.
(d)  Annualized
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

    The following presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 APRIL 13, 2006
                                                               SIX MONTHS         (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              FEBRUARY 28,         AUGUST 31,
                                                                  2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.06             $  9.11
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.31                0.23(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.08               (0.05)
===============================================================================================
    Total from investment operations                               0.39                0.18
===============================================================================================
Less dividends from net investment income                         (0.32)              (0.23)
===============================================================================================
Redemption fees added to shares of beneficial interest             0.00                0.00
===============================================================================================
Net asset value, end of period                                  $  9.13             $  9.06
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                    4.32%               2.00%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $29,414             $24,335
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                   0.95%(c)            0.98%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.96%(c)            0.98%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                   0.95%(c)            0.97%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.96%(c)            0.97%(d)
===============================================================================================
Ratio of net investment income to average net assets               6.95%(c)            6.66%(d)
===============================================================================================
Ratio of interest expense to average net assets(e)                   --%               0.01%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           51%                 54%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,497,709.
(d)  Annualized
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America,

AIM Floating Rate Fund
individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan.

    At this time, management of AIM and the Fund are unable to make an assessment of the likelihood of loss in the Enron and Adelphia lawsuits, and the Fund therefore has not recorded a liability in its financial statements for any potential loss in either of these lawsuits.

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Floating Rate Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Patrick J.P. Farmer                           Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Senior Secured Management, Inc.
                                                                                1166 Avenue of the Americas
                                                                                New York, NY 10036-2727

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                                    GRAPHIC]



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=======================================================================================
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

                                                           AIM MULTI-SECTOR FUND
                           Semiannual Report to Shareholders - February 28, 2007

                               [COVER GLOBE IMAGE]

SECTOR EQUITY

Sectors

Table of Contents

Supplemental Information.........      2
Letters to Shareholders..........      3
Performance Summary..............      5
Management Discussion............      5
Long-term Fund Performance.......      7
Fund Expenses....................      8
Approval of Advisory Agreement...      9
Schedule of Investments..........    F-1
Financial Statements.............    F-4
Notes to Financial Statements....    F-6
Financial Highlights.............   F-12
Trustees and Officers............   F-17

[AIM INVESTMENT SOLUTIONS]

       [GRAPHIC]               [GRAPHIC]
   [DOMESTIC EQUITY]         [FIXED INCOME]

       [GRAPHIC]                [GRAPHIC]                [GRAPHIC]
     [TARGET RISK]         [TARGET MATURITY]     [DIVERSIFIED PORTFOLIOS]

       [GRAPHIC]               [GRAPHIC]
    [SECTOR EQUITY]      [INTERNATIONAL/GLOBAL
                                 EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM MULTI-SECTOR FUND

AIM MULTI-SECTOR FUND'S INVESTMENT OBJECTIVE IS CAPITAL GROWTH.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from AIM Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     o The businesses in which the Fund invests   Additionally, the active rebalancing of
investment for retirement plans maintained   may be adversely affected by government,     the Fund among the sectors may result in
pursuant to Section 401 of the Internal      federal or state regulations on energy       increased transaction costs. The
Revenue Code, including 401 (k) plans,       production, distribution and sale. Short     independent management of five sectors may
money purchase pension plans and profit      term fluctuations in commodity prices may    also result in adverse tax consequences if
sharing plans. Plans that had existing       affect Fund returns and increase price       the managers responsible for the Fund's
accounts invested in Class B shares prior    fluctuations in the Fund's shares.           five sectors effect transactions in the
to September 30, 2003, will continue to be                                                same security on or about the same time.
allowed to make additional purchases.        o The financial services sector is subject
                                             to extensive government regulation, which    o There is no guarantee that the
PRINCIPAL RISKS OF INVESTING IN THE FUND     may change frequently. The profitability     investment techniques and risk analyses
                                             of businesses in this sector depends         used by the Fund's portfolio managers will
o The prices of and the income generated     heavily on the availability and cost of      produce the desired results.
by securities held by the Fund may decline   money and may fluctuate significantly in
in response to certain factors, including    response to changes to interest rates and    o Many of the products and services
some directly involving the companies and    general economic conditions.                 offered in the health sciences sector are
governments whose securities are owned by                                                 subject to rapid obsolescence, which may
the Fund. These factors include general      o The leisure sector depends on consumer     lower the value of the securities of the
economic and market conditions, regional     discretionary spending, which generally      companies in this sector. Additionally,
or global economic instability and           falls during economic downturns. The         changes in government regulation could
currency and interest rate fluctuations.     performance of many stocks in the consumer   have adverse impact on companies in the
                                             discretionary (or "leisure") sector depend   health sciences sector and the Fund's
o Foreign securities have additional         on discretionary consumer spending, which    performance. Certain companies in the
risks, including exchange rate changes,      generally declines during economic           health sciences sector have limited
political and economic upheaval, the         downturns.                                   operating histories and their potential
relative lack of information about these                                                  profitability could be dependent on
companies, relatively low market liquidity   o Many of the products and services          regulatory approvals of their products,
and the potential lack of strict financial   offered by information technology-related    which increases the volatility of these
and accounting controls and standards.       companies are subject to rapid               companies' securities prices. Certain
                                             obsolescence, which may lower the value of   earlier state companies may be venture
o Prices of equity securities change in      the securities of the companies in this      capital companies whose technologies or
response to many factors including the       sector.                                      products are still in the start-up or
historical and prospective earnings of the                                                development phase.
issuer, the value of its assets, general     o Start-up companies or earlier stage
economic conditions, interest rates,         companies, such as venture capital           o Stocks fall into three broad market
investor perceptions and market liquidity.   companies, generally have limited            capitalization categories--large, medium
                                             operating histories, no present market for   and small. Small and midsized companies
o The Fund's investments are concentrated    their technologies or products, and no       tend to be more vulnerable to adverse
in a comparatively narrow segment of the     history of earnings or financial services.   developments and more volatile than larger
economy. Consequently, the Fund may be       These companies may rely entirely or in      companies. Investments in small and
more volatile than other mutual funds and    large part on private investments to         midsized companies may involve special
the value of the Fund's investments may      finance their operation.                     risks, including those associated with
rise and fall more rapidly.                                                               dependence on a small management group,
                                             o The Fund's investments in different,       little or no operating history, little or
                                             independently managed sectors create         no track record of success, and limited
                                             allocation risk, which is the risk that      product lines, markets and financial
                                             the allocation of investments among the      resources. Also, there may be less
                                             sectors may have a more significant effect   publicly available information about the
                                             on the Fund's net asset value when one of    issuers of
                                             the sectors performs more poorly than the
                                             other(s).                                    Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    IAMSX
================================================================================          Class B Shares                    IBMSX
                                                                                          Class C Shares                    ICMSX
                                                                                          ==========================================

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AIMINVESTMENTS.COM

AIM MULTI-SECTOR FUND

                                             Dear Shareholders of The AIM Family of Funds -REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
  [TAYLOR
   PHOTO]                                         Major U.S. stock market indexes rose during the reporting period, due to continued
                                             economic expansion and a cessation of interest rate increases by the U.S. Federal
                                             Reserve Board, among other factors.(1,2) Major fixed-income indexes also produced positive returns during the reporting period.(1)

                                                  As I write this letter, the consensus outlook for the economy remains positive.
                                             But we all know that markets are unpredictable and subject to sudden change based on geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its unpredictability at, and immediately after, the close of the reporting period. At AIM
Philip Taylor                                Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                  To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                  At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                  I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                  All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered service mark of AIM Management Group Inc. AIM Advisors,
                                             Inc. and AIM Capital Management, Inc. are the investment advisors. AIM Distributors,
                                             Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM MULTI-SECTOR FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at AIM
                                             Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

  [CROCKETT
    PHOTO]                                        The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year
Bruce L. Crockett                            period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                                  In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                  On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are underway. I'll report more on these steps once they're completed.

                                                  Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                  While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                  Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil
                                             Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                  I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM MULTI-SECTOR FUND

MANAGEMENT'S DISCUSSION OF FUND                                                                Fund managers consider selling a
PERFORMANCE                                                                               stock when they see:
=======================================================================================
PERFORMANCE SUMMARY                                                                       o Fundamental deterioration in the
                                             ==========================================   company.
For the six months ended February 28,        FUND VS. INDEXES
2007, AIM Multi-Sector Fund produced a                                                    o More attractive investment
positive return but trailed the S&P 500      Cumulative total returns, 8/31/06-2/28/07,   opportunities.
Index, the Fund's broad market index and     excluding applicable sales charges. If
style-specific index, which consists of 10   sales charges were included, returns would   o Inability of the company to capitalize
sectors.(1) AIM Multi-Sector Fund invests    be lower.                                    on market opportunity.
at least 80% of its assets approximately
equally in five market sectors: energy,      Class A Shares                        8.36%  o A questionable change in management's
financials, health care, information                                                      strategic direction.
technology (IT) and "leisure" (represented   Class B Shares                        7.97
by the consumer discretionary sector).                                                    Market conditions and your Fund
During the period, the materials,            Class C Shares                        7.97
telecommunication services, utilities and                                                 The economy has enjoyed several years of
industrials sectors posted solid gains.      S&P 500 Index(1) (Broad Market Index         economic growth fueled by a low interest
Given our mandate, our lack of exposure to   and Style-Specific Index)             8.93   rate environment, a strong real estate
those sectors detracted from Fund                                                         market and resilient consumer spending.
performance relative to the S&P 500 Index.   Lipper Multi-Cap Core Funds Index(1) 10.58   However, during the reporting period, we
                                             (Peer Group Index)                           began to see a moderation of economic
     Your Fund's long-term performance is                                                 growth. Gross domestic product, a measure
shown on page 7.                             Source:                                      of economic growth, was revised sharply
                                                                                          down to an annualized rate of 2.5% from
                                             (1) Lipper Inc.                              the advance estimate of 3.5% for the
                                                                                          fourth quarter of 2006.(1) Additionally,
                                                                                          inflation, as measured by the consumer
                                             ==========================================   price index, was at an annualized rate of
                                                                                          2.4% for February 2007.(2) Despite a
                                                                                          moderating economic environment,
=======================================================================================   unemployment remained virtually unchanged
How we invest                                     Managers use fundamental and            at 4.5% as of February 2007.(2) Overall,
                                             quantitative analysis to identify market     we believed the economic outlook remained
Your Fund invests the bulk of its assets     leading companies with competitive           positive although growth slowed to a more
in stocks from five market sectors:          positioning and strong anticipated growth    subdued level than what we saw in the past
energy, financials, health care, IT and      relative to their peers. They focus on       several years.
"leisure" (represented by the consumer       companies that exhibit strong return on
discretionary sector). To provide            capital, cash flow, sustainable growth and        Against this backdrop, health care,
diversification, Fund assets are divided     superior business strategies that make       energy and IT were among the weakest
more or less equally among securities of     them market leaders.                         performing sectors of the S&P 500 Index.
companies from each sector in which the                                                   Conversely, materials, telecommunication
Fund invests. Fund managers act                   In the resulting portfolios, each       services, utilities and
independently within sectors. At any given   sector has approximately 20 to 25            industrials--sectors that the Fund does
time, 20% of the Fund's assets are not       holdings. The Fund is rebalanced annually    not generally invest in--posted
required to be invested in the five          at fiscal year-end to return the sectors     double-digit gains over the period and
previously mentioned sectors.                to their approximate equal weightings.       were some of the best performing

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Oil & Gas Exploration &             5.5%  1. Omnicom Group Inc.                 2.1%
                                                Production
Consumer Discretionary                20.3%                                               2. News Corp.-Class A                 2.0
                                             2. Semiconductors                      4.8
Information Technology                20.3                                                3. Harrah's Entertainment, Inc.       1.8
                                             3. Hotels, Resorts & Cruise Lines      4.8
Financials                            18.3                                                4. Citigroup Inc.                     1.5
                                             4. Oil & Gas Equipment & Services      4.6
Energy                                17.9                                                5. Hilton Hotels Corp.                1.4
                                             5. Biotechnology                       4.3
Health Care                           16.7                                                6. Capital One Financial Corp.        1.3
                                             Total Net Assets           $717.28 million
Utilities                              1.0                                                7. Starwood Hotels & Resorts
                                             Total Number of Holdings*              114      Worldwide, Inc.                    1.2
Consumer Staples                       0.7
                                                                                          8. Fannie Mae                         1.2
Money Market Funds Plus
Other Assets Less Liabilities          4.8                                                9. Broadcom Corp.-Class A             1.2

                                                                                          10. Digital River, Inc.               1.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM MULTI-SECTOR FUND

sectors. Our strong stock selection and      our overweight in this sector was a          Michelle E. Fenton
overweight in leisure stocks were the main   relative net detractor from Fund             Chartered Financial Analyst, portfolio
drivers of Fund performance, as consumer     performance. Our security selection within   manager, is lead manager of AIM
discretionary was the second best            the health care sector also had a negative   Multi-Sector Fund with respect to the
performing sector of the S&P 500 Index.      impact during the period. Medco HEALTH       Fund's investments in the information
Although IT was among the weaker             SOLUTIONS and EXPRESS SCRIPTS, in            technology sector. She has been associated
performing sectors of the market, our        particular, detracted from Fund              with AIM and/or its affiliates since 1998.
strong stock selection within this sector    performance. Both pharmacy benefit           Ms. Fenton earned her bachelor's degree in
was also a positive contributor.             providers were down on concerns over         finance from Montana State University.
Detractors from Fund performance were a      health care reimbursements and increased
result of stock selection and overweights    competition in the generic drug arena by     Mark D. Greenberg
in the health care and energy sectors        Wal-Mart (not a Fund holding). We sold our   Chartered Financial Analyst, senior
relative to the S&P 500 Index.               position in Medco during the period.         portfolio manager, is lead manager of AIM
                                                                                          Multi-Sector Fund with respect to the
==========================================       Although our energy holdings produced    Fund's investments in the leisure sector.
                                             positive net returns during the period,      He has been associated with AIM and/or its
S&P 500 INDEX                                returns in this sector trailed the general   affiliates since 1996. Mr. Greenberg
                                             market as represented by the S&P 500         attended City University in London,
By sector, 8/31/06-2/28/07                   Index. Energy stocks were battered after a   England, and earned his B.S.B.A. in
                                             drop in crude oil prices, which was          economics with a specialization in finance
SECTOR                  WEIGHTINGS  RETURN   primarily a result of weather related        from Marquette University.
Consumer Discretionary                       impacts. Detractors from Fund performance
("Leisure")                 10.71%   17.16%  included MARATHON OIL and HERCULES           Lanny H. Sachnowitz
Consumer Staples             9.34     3.78   OFFSHORE. Marathon, a Houston-based          Senior portfolio manager, is lead manager
Energy                       9.68     4.05   integrated firm, announced a drop in its     of AIM Multi-Sector Fund with respect to
Financials                  21.83     9.14   year-over-year profits during the fourth     Fund's investments in the technology
Health Care                 12.22     3.65   quarter citing lower oil prices, higher      sector. Mr. Sachnowitz joined AIM in 1987.
Industrials                 10.86    10.39   operating costs and production decreases.    He earned a B.S. in finance from the
Information Technology      14.93     8.72   The oil and gas driller, Hercules            University of Southern California and an
Materials                    3.18    19.20   Offshore, suffered as a result of the drop   M.B.A. from the University of Houston.
Telecommunication                            in oil prices. We sold our position in
Services                     3.63    16.78   Marathon during the reporting period;        John S. Segner
Utilities                    3.61    12.68   however, we continue to own Hercules         Senior portfolio manager, is lead manager
                                             Offshore.                                    of AIM Multi-Sector Fund with respect to
SOURCES: LIPPER INC., A I M MANAGEMENT                                                    the Fund's investments in the energy
GROUP INC., STANDARD AND POOR'S                   As always, we thank you for your        sector. He has been associated with AIM
==========================================   continued investment in AIM Multi-Sector     and/or its affiliates since 1997. Mr.
                                             Fund.                                        Segner earned his bachelor's degree in
     Within the consumer discretionary and                                                civil engineering from the University of
IT sectors, we outperformed the S&P 500      Sources: (1)Bureau of Economic Analysis;     Alabama and holds an M.B.A. with a
Index. The top contributor to Fund           (2)Bureau of Labor Statistics                concentration in finance from The
performance was HARRAH'S ENTERTAINMENT,                                                   University of Texas at Austin.
the nationwide casino operator. During the   THE VIEWS AND OPINIONS EXPRESSED IN
period, Harrah's accepted an offer to go     MANAGEMENT'S DISCUSSION OF FUND              Michael J. Simon
private in the largest leveraged buyout of   PERFORMANCE ARE THOSE OF AIM ADVISORS,
a publicly held casino company. Verifone     INC. THESE VIEWS AND OPINIONS ARE SUBJECT    Chartered Financial Analyst, senior
HOLDINGS, a global leader in secure          TO CHANGE AT ANY TIME BASED ON FACTORS       portfolio manager, is lead manager of AIM
electronic payment solutions, was another    SUCH AS MARKET AND ECONOMIC CONDITIONS.      Multi-Sector Fund with respect to the
contributor to performance over the          THESE VIEWS AND OPINIONS MAY NOT BE RELIED   Fund's investments in the financial
period. Verifone recently benefited by       UPON AS INVESTMENT ADVICE OR                 services sector. He joined AIM in 2001.
gaining business from an Asian casino        RECOMMENDATIONS, OR AS AN OFFER FOR A        Mr. Simon earned his B.B.A. in finance
center.                                      PARTICULAR SECURITY. THE INFORMATION IS      from Texas Christian University and an
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   M.B.A. with high honors from the Graduate
     While financial services stocks         ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR   School of Business at the University of
outperformed the general market during the   THE FUND. STATEMENTS OF FACT ARE FROM        Chicago.
period, our avoidance of real estate         SOURCES CONSIDERED RELIABLE, BUT
investment trusts (REITs) detracted from     A I M ADVISORS, INC. MAKES NO REPRESENTATION Derek M. Taner
Fund performance. We do not believe REITs,   OR WARRANTY AS TO THEIR COMPLETENESS OR
with dividend yields at historic lows        ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    Chartered Financial Analyst, portfolio
relative to interest rates, represented      IS NO GUARANTEE OF FUTURE RESULTS, THESE     manager, is lead manager of AIM
attractive values. On the other hand,        INSIGHTS MAY HELP YOU UNDERSTAND OUR         Multi-Sector Fund with respect to the
financial services stock THE BANK OF NEW     INVESTMENT MANAGEMENT PHILOSOPHY.            Fund's investments in the health care
YORK, was a strong contributor as a result                                                sector. He joined AIM in 2005. Mr. Taner
of announcing a favorable merger with             See important Fund and index            earned a B.S. in business administration
Mellon Financial and thus creating a         disclosures on the inside front cover.       with an emphasis in accounting and finance
global giant in trust banking.                                                            and an M.B.A. from the Haas School of
                                             FOR A PRESENTATION OF YOUR FUND'S            Business at the University of California
     As health care was the worst            LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.    (Berkeley).
performing sector in the S&P 500 Index
during the period,                                                                        Assisted by the Basic Value, Diversified
                                                                                          Dividend, Energy/Gold/Utilities, Global
                                                                                          Health Care, Leisure and Technology Teams.

                                                                                          ON MARCH 12, 2007, AFTER THE CLOSE OF THE
                                                                                          REPORTING PERIOD, LANNY H. SACHNOWITZ WAS
                                                                                          ADDED TO THE MANAGEMENT TEAM AND MICHELLE
                                                                                          E. FENTON LEFT THE MANAGEMENT TEAM OF AIM
                                                                                          MULTI-SECTOR FUND.

AIM MULTI-SECTOR FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 DATE OF THIS REPORT FOR CLASS 2.12% AND
                                                                                          2.12%, RESPECTIVELY. THE EXPENSE RATIOS
As of 2/28/07, including applicable sales    As of 12/31/06, the most recent calendar     PRESENTED ABOVE MAY VARY FROM THE EXPENSE
charges                                      quarter-end, including applicable sales      RATIOS PRESENTED IN OTHER SECTIONS OF THIS
                                             charges                                      REPORT THAT ARE BASED ON EXPENSES INCURRED
CLASS A SHARES                                                                            DURING THE PERIOD COVERED BY THIS REPORT.
Inception (9/3/02)                   15.22%  CLASS A SHARES
   1 Year                             2.62   Inception (9/3/02)                   15.90%       CLASS A SHARE PERFORMANCE REFLECTS
                                                1 Year                             6.56   THE MAXIMUM 5.50% SALES CHARGE, AND CLASS
CLASS B SHARES                                                                            B AND CLASS C SHARE PERFORMANCE REFLECTS
Inception (9/3/02)                   15.59%  CLASS B SHARES                               THE APPLICABLE CONTINGENT DEFERRED SALES
   1 Year                             2.75   Inception (9/3/02)                   16.32%  CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                1 Year                             6.90   CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS C SHARES                                                                            BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (9/3/02)                   15.85%  CLASS C SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
   1 Year                             6.75   Inception (9/3/02)                   16.59%  CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                1 Year                            10.90   YEAR AFTER PURCHASE.
==========================================   ==========================================
                                                                                               THE PERFORMANCE OF THE FUND'S SHARE
THE PERFORMANCE DATA QUOTED REPRESENT PAST   DISTRIBUTIONS OR SALE OF FUND SHARES.        CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE AND CANNOT GUARANTEE             INVESTMENT RETURN AND PRINCIPAL VALUE WILL   DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   LOSS WHEN YOU SELL SHARES.
VISIT AIMINVESTMENTS.COM FOR THE MOST                                                          HAD THE ADVISOR NOT WAIVED FEES
RECENT MONTH-END PERFORMANCE. PERFORMANCE         THE NET ANNUAL FUND OPERATING EXPENSE   AND/OR REIMBURSED EXPENSES IN THE PAST,
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    RATIO SET FORTH IN THE MOST RECENT FUND      PERFORMANCE WOULD HAVE BEEN LOWER.
CHANGES IN NET ASSET VALUE AND THE EFFECT    PROSPECTUS AS OF THE DATE OF THIS REPORT
OF THE MAXIMUM SALES CHARGE UNLESS           FOR CLASS A, CLASS B AND CLASS C SHARES
OTHERWISE STATED. PERFORMANCE FIGURES DO     WAS 1.30%, 2.05% AND 2.05%,
NOT REFLECT DEDUCTION OF TAXES A             RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
SHAREHOLDER WOULD PAY ON FUND                OPERATING EXPENSE RATIO SET FORTH IN THE
                                             MOST RECENT FUND PROSPECTUS AS OF THE

(1) Through at least Dec. 31,2009, the advisor has contractually agreed to waive a portion of its advisory fees. See the prospectus for more information.

Continued from inside front cover

the securities or less market interest in    core funds tracked by Lipper Inc., an        the net assets of the Fund at period end
such securities than in the case of larger   independent mutual fund performance          for financial reporting purposes, and as
companies, each of which can cause           monitor.                                     such, the net asset values for shareholder
significant price volatility. The                                                         transactions and the returns based on
securities of small and midsized companies   o The Fund is not managed to track the       those net asset values may differ from the
may be illiquid, restricted as to resale,    performance of any particular index,         net asset values and returns reported in
or may trade less frequently and in          including the indexes defined here, and      the Financial Highlights.
smaller volume than more widely held         consequently, the performance of the Fund
securities, which may make it difficult      may deviate significantly from the           o Industry classifications used in this
for the Fund to establish or close out a     performance of the index.                    report are generally according to the
position in these securities at prevailing                                                Global Industry Classification Standard,
market prices.                               o A direct investment cannot be made in an   which was developed by and is the
                                             index. Unless otherwise indicated, index     exclusive property and a service mark of
ABOUT INDEXES USED IN THIS REPORT            results include reinvested dividends, and    Morgan Stanley Capital International Inc.
                                             they do not reflect sales charges.           and Standard & Poor's.
o The unmanaged STANDARD & POOR'S            Performance of an index of funds reflects
COMPOSITE INDEX OF 500 STOCKS (THE S&P 500   fund expenses; performance of a market       o The Chartered Financial
--REGISTERED TRADEMARK-- Index) is an        index does not.                              Analyst --REGISTERED TRADEMARK-
index of common stocks frequently used as                                                 -(CFA --REGISTERED TRADEMARK--)
a general measure of U.S. stock market       OTHER INFORMATION                            designation is a globally recognized
performance.                                                                              standard for measuring the competence and
                                             o The returns shown in the management's      integrity of investment professionals.
o The unmanaged LIPPER MULTI-CAP CORE        discussion of Fund performance are based
FUNDS INDEX represents an average of the     on net asset values calculated for           The Fund provides a complete list of its
performance of the largest                   shareholder transactions. Generally          holdings four times in each fiscal year,
multi-capitalization                         accepted accounting principles require       at the quarter-ends. For the second and
                                             adjustments to be made to                    fourth quarters, the lists appear in the
                                                                                          Fund's semiannual and
                                                                                          Continued on page 8

AIM MULTI-SECTOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to         The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions; and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
ongoing costs (in dollars) of investing in   PURPOSES                                     in the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period September 1, 2006, through     of return of 5% per year before expenses,    hypothetical information is useful in
February 28, 2007.                           which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
Actual expenses                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended February 28, 2007, appear in    addition, if these transactional costs
The table below provides information about   the table "Fund vs. Indexes" on page 5.      were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,083.60               $ 6.41       $1,018.65             $6.21             1.24%
   B                1,000.00               1,079.70                10.26        1,014.93              9.94             1.99
   C                1,000.00               1,079.70                10.26        1,014.93              9.94             1.99

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Continued from page 7

annual reports to shareholders. For the      Reference Room in Washington, D.C. You can   or on the AIM Web site,
first and third quarters, the Fund files     obtain information on the operation of the   AIMinvestments.com. On the home page,
the lists with the Securities and Exchange   Public Reference Room, including             scroll down and click on AIM Funds Proxy
Commission (SEC) on Form N-Q. The most       information about duplicating fee charges,   Policy. The information is also available
recent list of portfolio holdings is         by calling 202-942-8090 or 800-732-0330,     on the SEC Web site, sec.gov.
available at AIMinvestments.com. From our    or by electronic request at the following
home page, click on Products &               e-mail address: publicinfo@sec.gov. The      Information regarding how the Fund voted
Performance, then Mutual Funds, then Fund    SEC file numbers for the Fund are            proxies related to its portfolio
Overview. Select your Fund from the          811-09913 and 333-36074.                     securities during the 12 months ended June
drop-down menu and click on Complete                                                      30, 2006, is available at our Web site. Go
Quarterly Holdings. Shareholders can also    A description of the policies and            to AIMinvestments.com, access the About Us
look up the Fund's Forms N-Q on the SEC      procedures that the Fund uses to determine   tab, click on Required Notices and then
Web site at sec.gov. Copies of the Fund's    how to vote proxies relating to portfolio    click on Proxy Voting Activity. Next,
Forms N-Q may be reviewed and copied at      securities is available without charge,      select the Fund from the drop-down menu.
the SEC Public                               upon request, from our Client Services       The information is also available on the
                                             department at 800-959-4246                   SEC Web site, sec.gov.

AIM MULTI-SECTOR FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       o The quality of services to be provided     o Overall performance of AIM. The Board
Series Trust (the "Board") oversees the      by AIM. The Board reviewed the credentials   considered the overall performance of AIM
management of AIM Multi-Sector Fund (the     and experience of the officers and           in providing investment advisory and
"Fund") and, as required by law,             employees of AIM who will provide invest-    portfolio administrative services to the
determines annually whether to approve the   ment advisory services to the Fund. In       Fund and concluded that such performance
continuance of the Fund's advisory           reviewing the qualifications of AIM to       was satisfactory.
agreement with AIM Advisors, Inc. ("AIM").   provide investment advisory services, the
Based upon the recommendation of the         Board considered such issues as AIM's        o Fees relative to those of clients of AIM
Investments Committee of the Board, at a     portfolio and product review process,        with comparable investment strategies.
meeting held on June 27, 2006, the Board,    various back office support functions        The Board reviewed the effective advisory
including all of the independent trustees,   provided by AIM and AIM's equity and fixed   fee rate (before waivers) for the Fund
approved the continuance of the advisory     income trading operations. Based on the      under the Advisory Agreement. The Board
agreement (the "Advisory Agreement")         review of these and other factors, the       noted that this rate was (i) above the
between the Fund and AIM for another year,   Board concluded that the quality of          effective advisory fee rate (before
effective July 1,2006.                       services to be provided by AIM was           waivers) for one mutual fund advised by
                                             appropriate and that AIM currently is        AIM with investment strategies comparable
     The Board considered the factors        providing satisfactory services in           to those of the Fund; and (ii) comparable
discussed below in evaluating the fairness   accordance with the terms of the Advisory    to the effective advisory fee rate
and reasonableness of the Advisory           Agreement.                                   (before waivers) for one variable
Agreement at the meeting on June 27, 2006                                                 insurance fund advised by AIM and offered
and as part of the Board's ongoing           o The performance of the Fund relative to    to insurance company separate accounts
oversight of the Fund. In their              comparable funds. The Board reviewed the     with investment strategies comparable to
deliberations, the Board and the             performance of the Fund during the past      those of the Fund. The Board noted that
independent trustees did not identify any    one and three calendar years against the     AIM has agreed to waive advisory fees of
particular factor that was controlling,      performance of funds advised by other        the Fund and to limit the Fund's total
and each trustee attributed different        advisors with investment strategies          operating expenses, as discussed below.
weights to the various factors.              comparable to those of the Fund. The Board   Based on this review, the Board concluded
                                             noted that the Fund's performance in such    that the advisory fee rate for the Fund
     One responsibility of the independent   periods was above the median performance     under the Advisory Agreement was fair and
Senior Officer of the Fund is to manage      of such comparable funds. The Board also     reasonable.
the process by which the Fund's proposed     noted that AIM began serving as investment
management fees are negotiated to ensure     advisor to the Fund in November 2003.        o Fees relative to those of comparable
that they are negotiated in a manner which   Based on this review and after taking        funds with other advisors. The Board
is at arms' length and reasonable. To that   account of all of the other factors that     reviewed the advisory fee rate for the
end, the Senior Officer must either          the Board considered in determining          Fund under the Advisory Agreement. The
supervise a competitive bidding process or   whether to continue the Advisory Agreement   Board compared effective contractual
prepare an independent written evaluation.   for the Fund, the Board concluded that no    advisory fee rates at a common asset level
The Senior Officer has recommended an        changes should be made to the Fund and       at the end of the past calendar year and
independent written evaluation in lieu of    that it was not necessary to change the      noted that the Fund's rate was below the
a competitive bidding process and, upon      Fund's portfolio management team at this     median rate of the funds advised by other
the direction of the Board, has prepared     time. Although the independent written       advisors with investment strategies
such an independent written evaluation.      evaluation of the Fund's Senior Officer      comparable to those of the Fund that the
Such written evaluation also considered      (discussed below) only considered Fund       Board reviewed. The Board noted that AIM
certain of the factors discussed below. In   performance through the most recent cal-     has agreed to waive advisory fees of the
addition, as discussed below, the Senior     endar year, the Board also reviewed more     Fund and to limit the Fund's total
Officer made a recommendation to the Board   recent Fund performance, which did not       operating expenses, as discussed below.
in connection with such written              change their conclusions.                    Based on this review, the Board concluded
evaluation.                                                                               that the advisory fee rate for the Fund
                                             o The performance of the Fund relative to    under the Advisory Agreement was fair and
     The discussion below serves as a        indices. The Board reviewed the              reasonable.
summary of the Senior Officer's              performance of the Fund during the past
independent written evaluation and           one and three calendar years against the     o Expense limitations and fee waivers. The
recommendation to the Board in connection    performance of the Lipper Multi-Cap Core     Board noted that AIM has contractually
therewith, as well as a discussion of the    Funds Index. The Board noted that the        agreed to waive advisory fees of the Fund
material factors and the conclusions with    Fund's performance in such periods was       through December 31,2009 to the extent
respect thereto that formed the basis for    above the performance of such Index. The     necessary so that the advisory fees
the Board's approval of the Advisory         Board also noted that AIM began serving as   payable by the Fund do not exceed a
Agreement. After consideration of all of     investment advisor to the Fund in November   specified maxi mum advisory fee rate,
the factors below and based on its           2003. Based on this review and after         which maximum rate includes breakpoints
informed business judgment, the Board        taking account of all of the other factors   and is based on net asset levels. The
determined that the Advisory Agreement is     that the Board considered in                Board considered the contractual nature of
in the best interests of the Fund and its    determining whether to continue the          this fee waiver and noted that it remains
shareholders and that the compensation to    Advisory Agreement for the Fund, the Board   in effect until December 31,2009. The
AIM under the Advisory Agreement is fair     concluded that no changes should be made     Board noted that AIM has contractually
and reasonable and would have been           to the Fund and that it was not necessary    agreed to waive fees and/or limit expenses
obtained through arm's length                to change the Fund's portfolio management    of the Fund through August 31,2006 in an
negotiations.                                team at this time. Although the              amount necessary to limit total annual
                                             independent written evaluation of the        operating expenses to a specified
     Unless otherwise stated, information    Fund's Senior Officer (discussed below)      percentage of average daily net assets for
presented below is as of June 27, 2006 and   only considered Fund performance through     each class of the Fund. The Board consid-
does not reflect any changes that may have   the most recent calendar year, the Board     ered the contractual nature of this fee
occurred since June 27, 2006, including but  also reviewed more recent Fund               waiver/expense limitation and noted that
not limited to changes to the Fund's         performance, which did not change their      it remains in effect until August 31,
performance, advisory fees, expense          conclusions.                                 2006. The Board considered the effect
limitations and/or fee waivers.                                                           these fee waivers/expense limitations
                                             o Meetings with the Fund's portfolio         would have on the Fund's estimated
o The nature and extent of the advisory      managers and investment personnel. With      expenses and concluded that the levels of
services to be provided by AIM. The Board    respect to the Fund, the Board is meeting    fee waivers/expense limitations for the
reviewed the services to be provided by      periodically with such Fund's portfolio      Fund were fair and reasonable.
AIM under the Advisory Agreement. Based on   managers and/or other investment personnel
such review, the Board concluded that the    and believes that such individuals are       o Breakpoints and economies of scale. The
range of services to be provided by AIM      competent and able to continue to carry      Board reviewed the structure of the Fund's
under the Advisory Agreement was             out their responsibilities under the         advisory fee under the Advisory Agreement,
appropriate and that AIM currently is        Advisory Agreement.                          noting that it does not include any
providing services in accordance with the                                                 breakpoints. The Board considered whether
terms of the Advisory Agreement.                                                          it

                                                                                                                         (continued)

AIM MULTI-SECTOR FUND

would be appropriate to add advisory fee     the Board that the Board consider whether    o Other factors and current trends. The
breakpoints for the Fund or whether, due     the advisory fee waivers for certain         Board considered the steps that AIM and
to the nature of the Fund and the advisory   equity AIM Funds, including the Fund,        its affiliates have taken over the last
fee structures of comparable funds, it was   should be simplified. The Board concluded    several years, and continue to take, in
reasonable to structure the advisory fee     that it would be advisable to consider       order to improve the quality and
without breakpoints. Based on this review,   this issue and reach a decision prior to     efficiency of the services they provide to
the Board concluded that it was not          the expiration date of such advisory fee     the Funds in the areas of investment
necessary to add advisory fee break-points   waivers.                                     performance, product line diversification,
to the Fund's advisory fee schedule. The                                                  distribution, fund operations, shareholder
Board reviewed the level of the Fund's       o Profitability of AIM and its affiliates.   services and compliance. The Board
advisory fees, and noted that such fees,     The Board reviewed information concerning    concluded that these steps taken by AIM
as a percentage of the Fund's net assets,    the profitability of AIM's (and its          have improved, and are likely to continue
would remain constant under the Advisory     affiliates') investment advisory and other   to improve, the quality and efficiency of
Agreement because the Advisory Agreement     activities and its financial condition.      the services AIM and its affiliates
does not include any breakpoints. The        The Board considered the overall             provide to the Fund in each of these
Board noted that AIM has contractually       profitability of AIM, as well as the         areas, and support the Board's approval of
agreed to waive advisory fees of the Fund    profitability of AIM in connection with      the continuance of the Advisory Agreement
through December 31, 2009 to the extent      managing the Fund. The Board noted that      for the Fund.
necessary so that the advisory fees          AIM's operations remain profitable,
payable by the Fund do not exceed a          although increased expenses in recent
specified maximum advisory fee rate, which   years have reduced AIM's profitability.
maximum rate includes breakpoints and is     Based on the review of the profitability
based on net asset levels. The Board         of AIM's and its affili ates' investment
concluded that the Fund's fee levels under   advisory and other activities and its
the Advisory Agreement therefore would not   financial condition, the Board concluded
reflect economies of scale, although the     that the compensation to be paid by the
advisory fee waiver reflects economies of    Fund to AIM under its Advisory Agreement
scale.                                       was not excessive.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements, if any (collectively, "cash    arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM pursuant   and/or other funds advised by AIM are used
to the terms of an SEC exemptive order.      to pay for research and execution
The Board found that the Fund may realize    services. This research may be used by AIM
certain benefits upon investing cash         in making investment decisions for the
balances in AIM advised money market         Fund. The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased diver-
sification or decreased transaction costs.   o AIM's financial soundness in light of
The Board also found that the Fund will      the Fund's needs. The Board considered
not receive reduced services if it           whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to per form its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests uninvested       and concluded that AIM has the financial
cash in affiliated money market funds,       resources necessary to fulfill its
AIM has voluntarily agreed to waive a por    obligations under the Advisory Agreement.
tion of the advisory fees it receives from
the Fund attributable to such investment.    o Historical relationship between the Fund
The Board further determined that the        and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with the   relationship, in part, because of such
securities lending program in the money      knowledge. The Board also reviewed the
market funds according to the procedures     general nature of the non-investment
is in the best interests of the lending      advisory services currently performed by
Fund and its respective shareholders.        AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the Fund,   reviewing such services, the trustees also
who is independent of AIM and AIM's          considered the organizational structure
affiliates, had prepared an independent      employed by AIM and its affiliates to
written evaluation in order to assist the    provide those services. Based on the
Board in determining the reasonableness      review of these and other factors, the
of the proposed management fees of the AIM   Board concluded that AIM and its
Funds, including the Fund. The Board noted   affiliates were qualified to continue to
that the Senior Officer's written            provide non-investment advisory services
evaluation had been relied upon by the       to the Fund, including administrative,
Board in this regard in lieu of a competi    transfer agency and distribution services,
tive bidding process. In determining         and that AIM and its affiliates currently
whether to con tinue the Advisory            are providing satisfactory non-investment
Agreement for the Fund, the Board            advisory services.
considered the Senior Officer's written
evaluation and the recommendation made by
the Senior Officer to

Supplement to Semiannual Report dated 2/ 28/ 07

AIM MULTI-SECTOR FUND

INSTITUTIONAL CLASS SHARES                                                                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             ==========================================   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 2/ 28/ 07                  THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance                                                           REINVESTMENT OF DISTRIBUTIONS AT NAV.
overview specific to their holdings.         Inception (5/3/04)                  14.67%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Institutional Class shares are               1 Year                               9.08    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
offered exclusively to institutional         6 Months*                            8.57    MAY BE WORTH MORE OR LESS THAN THEIR
investors, including defined contribution                                                 ORIGINAL COST. SEE FULL REPORT FOR
plans that meet certain criteria.            AVERAGE ANNUAL TOTAL RETURNS                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             For periods ended 12/31/06, most recent      MORE INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             Inception (5/3/04)                  15.70%
                                             1 Year                              13.24
                                             6 Months*                            9.06

                                             * Cumulative total return that has not
                                             been annualized
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                  HAD THE ADVISOR NOT WAIVED FEES
                                             AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE WOULD HAVE BEEN LOWER.

==========================================
NASDAQ SYMBOL                        IIMSX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

AIMINVESTMENTS.COM               I-MSE-INS-2            A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under      you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual                 information to compare the ongoing costs
intended to help you understand your         Expenses Paid During Period" to estimate     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   the expenses you paid on your account        To do so, compare this 5% hypothetical
the Fund and to compare these costs with     during this period.                          example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period September 1, 2006, through     The table below also provides information    in the table are meant to highlight your
February 28, 2007.                           about hypothetical account values            ongoing costs only. Therefore,
                                             and hypothetical expenses based on the       the hypothetical information is useful in
ACTUAL EXPENSES                              Fund's actual expense ratio and an assumed   comparing ongoing costs only, and will not
                                             rate of return of 5% per year before         help you determine the relative total
The table below provides information about   expenses, which is not the Fund's actual     costs of owning different funds.
actual account values and actual expenses.   return. The Fund's actual cumulative
You may use the information in this table,   total return after expenses for the six
together with the amount you invested, to    months ended February 28, 2007, appears in
estimate the expenses that you paid over     the table on the front of this supplement.
the period. Simply

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)            PERIOD(2)         RATIO

Institutional      $1,000.00              $1,085.70               $4.03        $1,020.93              $3.91           0.78%

(1)  The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
     February 28, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the
     Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2007, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMINVESTMENTS.COM               I-MSE-INS-2            A I M Distributors, Inc.

AIM Multi-Sector Fund

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.20%

ADVERTISING-2.78%

Omnicom Group Inc.                                144,395   $ 14,960,766
------------------------------------------------------------------------
WPP Group PLC (United Kingdom)(a)                 345,002      4,991,443
========================================================================
                                                              19,952,209
========================================================================

APPAREL RETAIL-0.62%

Abercrombie & Fitch Co.-Class A                    56,477      4,414,807
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.03%

Polo Ralph Lauren Corp.                            84,890      7,383,732
========================================================================

APPLICATION SOFTWARE-2.12%

Adobe Systems Inc.(b)                             192,864      7,569,912
------------------------------------------------------------------------
Amdocs Ltd.(b)                                    221,363      7,661,373
========================================================================
                                                              15,231,285
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.00%

Bank of New York Co., Inc. (The)                  162,600      6,604,812
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 158,147      5,656,918
------------------------------------------------------------------------
State Street Corp.                                 31,400      2,057,014
========================================================================
                                                              14,318,744
========================================================================

BIOTECHNOLOGY-4.25%

Amgen Inc.(b)                                      68,676      4,413,120
------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)                   177,404      3,021,190
------------------------------------------------------------------------
Celgene Corp.(b)                                   99,795      5,319,073
------------------------------------------------------------------------
Genzyme Corp.(b)                                   76,185      4,708,233
------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                           81,692      5,845,879
------------------------------------------------------------------------
United Therapeutics Corp.(b)                       55,975      3,145,795
------------------------------------------------------------------------
Vanda Pharmaceuticals Inc.(b)                      37,710        907,303
------------------------------------------------------------------------
ZymoGenetics, Inc.(b)                             205,996      3,089,940
========================================================================
                                                              30,450,533
========================================================================

BROADCASTING & CABLE TV-2.32%

Cablevision Systems Corp.-Class A                 196,343      5,784,265
------------------------------------------------------------------------
Clear Channel Communications, Inc.                113,301      4,099,230
------------------------------------------------------------------------
Comcast Corp.-Class A(b)                          263,279      6,771,523
========================================================================
                                                              16,655,018
========================================================================

CASINOS & GAMING-2.46%

Harrah's Entertainment, Inc.                      153,480     12,967,525
------------------------------------------------------------------------
MGM MIRAGE(b)                                      66,134      4,696,837
========================================================================
                                                              17,664,362
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-2.08%

Cisco Systems, Inc.(b)                            294,546   $  7,640,523
------------------------------------------------------------------------
F5 Networks, Inc.(b)                              100,607      7,306,081
========================================================================
                                                              14,946,604
========================================================================

COMPUTER HARDWARE-0.97%

Hewlett-Packard Co.                               176,935      6,967,700
========================================================================

COMPUTER STORAGE & PERIPHERALS-2.85%

EMC Corp.(b)                                      542,878      7,573,148
------------------------------------------------------------------------
Network Appliance, Inc.(b)                        154,300      5,966,781
------------------------------------------------------------------------
Seagate Technology                                257,523      6,927,369
========================================================================
                                                              20,467,298
========================================================================

CONSUMER FINANCE-1.25%

Capital One Financial Corp.                       116,413      8,973,114
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.09%

VeriFone Holdings, Inc.(b)                        200,207      7,818,083
========================================================================

DISTILLERS & VINTNERS-0.68%

Diageo PLC (United Kingdom)(a)                    247,850      4,883,570
========================================================================

DIVERSIFIED BANKS-1.45%

U.S. Bancorp                                       88,300      3,148,778
------------------------------------------------------------------------
Wachovia Corp.                                     90,394      5,005,116
------------------------------------------------------------------------
Wells Fargo & Co.                                  65,000      2,255,500
========================================================================
                                                              10,409,394
========================================================================

FOOTWEAR-0.61%

Crocs, Inc.(b)                                     90,225      4,395,762
========================================================================

GAS UTILITIES-1.00%

Questar Corp.                                      85,000      7,151,900
========================================================================

HEALTH CARE EQUIPMENT-1.57%

Respironics, Inc.(b)                              159,119      6,519,106
------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                   103,732      4,766,485
========================================================================
                                                              11,285,591
========================================================================

HEALTH CARE FACILITIES-0.87%

Kindred Healthcare, Inc.(b)                       188,601      6,208,745
========================================================================

HEALTH CARE SERVICES-1.60%

DaVita, Inc.(b)                                   120,160      6,554,728
------------------------------------------------------------------------
Express Scripts, Inc.(b)                           65,595      4,946,519
========================================================================
                                                              11,501,247
========================================================================

AIM Multi-Sector Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

HOME IMPROVEMENT RETAIL-0.69%

Home Depot, Inc. (The)                            124,675   $  4,937,130
========================================================================



HOTELS, RESORTS & CRUISE LINES-4.82%


Accor S.A. (France)(a)                             61,757      5,434,043
------------------------------------------------------------------------
Carnival Corp.(c)                                 105,500      4,897,310
------------------------------------------------------------------------
Hilton Hotels Corp.                               278,146      9,818,554
------------------------------------------------------------------------
Marriott International, Inc.-Class A              113,945      5,459,105
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         135,942      8,944,984
========================================================================
                                                              34,553,996
========================================================================



INSURANCE BROKERS-1.77%


Aon Corp.                                         112,900      4,250,685
------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                       209,087      6,151,340
------------------------------------------------------------------------
National Financial Partners Corp.                  49,608      2,289,905
========================================================================
                                                              12,691,930
========================================================================



INTEGRATED OIL & GAS-4.09%


Chevron Corp.                                      90,000      6,174,900
------------------------------------------------------------------------
Exxon Mobil Corp.                                  80,000      5,734,400
------------------------------------------------------------------------
Murphy Oil Corp.                                  103,000      5,337,460
------------------------------------------------------------------------
Occidental Petroleum Corp.                        130,000      6,003,400
------------------------------------------------------------------------
Total S.A.-ADR (France)                            90,000      6,058,800
========================================================================
                                                              29,308,960
========================================================================



INTERNET SOFTWARE & SERVICES-3.21%


Digital River, Inc.(b)                            145,895      8,081,124
------------------------------------------------------------------------
Google Inc.-Class A(b)                             16,633      7,475,702
------------------------------------------------------------------------
Yahoo! Inc.(b)                                    242,946      7,497,313
========================================================================
                                                              23,054,139
========================================================================



INVESTMENT BANKING & BROKERAGE-1.33%


Merrill Lynch & Co., Inc.                          63,000      5,271,840
------------------------------------------------------------------------
Morgan Stanley                                     56,600      4,240,472
========================================================================
                                                               9,512,312
========================================================================



IT CONSULTING & OTHER SERVICES-1.07%


Accenture Ltd.-Class A                            214,160      7,645,512
========================================================================



LIFE SCIENCES TOOLS & SERVICES-3.78%


Invitrogen Corp.(b)                               102,064      6,455,548
------------------------------------------------------------------------
MDS Inc. (Canada)                                 317,550      5,919,526
------------------------------------------------------------------------
Millipore Corp.(b)                                 75,463      5,397,114
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          187,847      5,971,656
------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                  74,904      3,390,904
========================================================================
                                                              27,134,748
========================================================================



MANAGED HEALTH CARE-1.55%


Health Net Inc.(b)                                120,769      6,457,519
------------------------------------------------------------------------
UnitedHealth Group Inc.                            89,221      4,657,336
========================================================================
                                                              11,114,855
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------



MOVIES & ENTERTAINMENT-3.68%


News Corp.-Class A                                622,975   $ 14,035,627
------------------------------------------------------------------------
Time Warner Inc.                                  287,020      5,840,857
------------------------------------------------------------------------
Walt Disney Co. (The)                             190,717      6,533,964
========================================================================
                                                              26,410,448
========================================================================


MULTI-LINE INSURANCE-0.61%


Hartford Financial Services Group, Inc. (The)      45,900      4,340,304
========================================================================


MULTI-SECTOR HOLDINGS-0.82%


Groupe Bruxelles Lambert S.A. (Belgium)            52,252      5,848,622
========================================================================


OIL & GAS DRILLING-1.87%


Hercules Offshore, Inc.(b)                        260,000      6,923,800
------------------------------------------------------------------------
Transocean Inc.(b)                                 85,000      6,517,800
========================================================================
                                                              13,441,600
========================================================================


OIL & GAS EQUIPMENT & SERVICES-4.59%


Baker Hughes Inc.                                 100,000      6,511,000
------------------------------------------------------------------------
Cameron International Corp.(b)                    120,000      6,802,800
------------------------------------------------------------------------
Grant Prideco, Inc.(b)                            150,000      6,511,500
------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                     90,000      6,267,600
------------------------------------------------------------------------
Weatherford International Ltd.(b)                 170,000      6,825,500
========================================================================
                                                              32,918,400
========================================================================


OIL & GAS EXPLORATION & PRODUCTION-5.52%


Apache Corp.                                       95,000      6,510,350
------------------------------------------------------------------------
Bill Barrett Corp.(b)                             230,000      6,766,600
------------------------------------------------------------------------
Devon Energy Corp.                                 85,000      5,585,350
------------------------------------------------------------------------
Plains Exploration & Production Co.(b)            140,000      6,388,200
------------------------------------------------------------------------
Southwestern Energy Co.(b)                        190,000      7,410,000
------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                     400,000      6,908,000
========================================================================
                                                              39,568,500
========================================================================


OIL & GAS REFINING & MARKETING-0.96%


Valero Energy Corp.                               120,000      6,918,000
========================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.90%


Williams Cos., Inc. (The)                         240,000      6,472,800
========================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.06%


Bank of America Corp.                              74,882      3,809,247
------------------------------------------------------------------------
Citigroup Inc.                                    205,869     10,375,798
------------------------------------------------------------------------
JPMorgan Chase & Co.                              157,676      7,789,194
========================================================================
                                                              21,974,239
========================================================================


PHARMACEUTICALS-3.06%


Johnson & Johnson                                  70,308      4,432,919
------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)(b)                 98,700      5,470,941
------------------------------------------------------------------------

AIM Multi-Sector Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                       159,235   $  3,974,506
------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)(a)                29,552      5,261,907
------------------------------------------------------------------------
Sanofi-Aventis-ADR (France)                        66,100      2,803,301
========================================================================
                                                              21,943,574
========================================================================



PROPERTY & CASUALTY INSURANCE-1.98%


ACE Ltd.                                           95,700      5,374,512
------------------------------------------------------------------------
MBIA Inc.                                          89,300      5,935,771
------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         57,100      2,898,396
========================================================================
                                                              14,208,679
========================================================================



REGIONAL BANKS-1.67%


Fifth Third Bancorp                               180,266      7,261,114
------------------------------------------------------------------------
SunTrust Banks, Inc.                               40,500      3,414,555
------------------------------------------------------------------------
Zions Bancorp                                      15,200      1,297,776
========================================================================
                                                              11,973,445
========================================================================



SEMICONDUCTORS-4.84%


Broadcom Corp.-Class A(b)                         256,318      8,737,881
------------------------------------------------------------------------
Integrated Device Technology, Inc.(b)             226,329      3,671,056
------------------------------------------------------------------------
Intel Corp.                                       346,406      6,876,159
------------------------------------------------------------------------
STMicroelectronics N.V. -New York Shares
  (Switzerland)                                   405,400      7,889,084
------------------------------------------------------------------------
Texas Instruments Inc.                            243,001      7,523,311
========================================================================
                                                              34,697,491
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------



SPECIALIZED CONSUMER SERVICES-0.74%


H&R Block, Inc.                                   243,933   $  5,312,861
========================================================================


SPECIALTY STORES-0.61%


PetSmart, Inc.                                    144,800      4,388,888
========================================================================


SYSTEMS SOFTWARE-2.03%


Microsoft Corp.                                   258,687      7,287,213
------------------------------------------------------------------------
Sybase, Inc.(b)                                   291,379      7,281,561
========================================================================
                                                              14,568,774
========================================================================


THRIFTS & MORTGAGE FINANCE-2.35%


Fannie Mae                                        154,200      8,747,766
------------------------------------------------------------------------
Freddie Mac                                        55,800      3,581,244
------------------------------------------------------------------------
Hudson City Bancorp, Inc.                         337,800      4,526,520
========================================================================
                                                              16,855,530
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $608,068,499)                          682,875,435
========================================================================
MONEY MARKET FUNDS-4.61%

Liquid Assets Portfolio-Institutional
  Class(d)                                     16,528,460     16,528,460
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       16,528,461     16,528,461
========================================================================
    Total Money Market Funds (Cost
      $33,056,921)                                            33,056,921
========================================================================
TOTAL INVESTMENTS-99.81%
  (Cost $641,125,420)                                        715,932,356
========================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                            1,346,845
========================================================================
NET ASSETS-100.00%                                          $717,279,201
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at February 28, 2007 was $20,570,963, which represented 2.87% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Each unit represents one common share and one trust share.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $608,068,499)      $682,875,435
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $33,056,921)                             33,056,921
===========================================================
    Total investments (Cost $641,125,420)       715,932,356
===========================================================
Cash                                              5,035,030
-----------------------------------------------------------
Foreign currencies, at value (Cost
  $4,917,304)                                     4,902,291
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,075,771
-----------------------------------------------------------
  Fund shares sold                                3,265,398
-----------------------------------------------------------
  Dividends                                         691,108
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               11,909
-----------------------------------------------------------
Other assets                                         55,057
===========================================================
    Total assets                                732,968,920
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          14,403,417
-----------------------------------------------------------
  Fund shares reacquired                            758,556
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 21,329
-----------------------------------------------------------
Accrued distribution fees                           217,145
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,515
-----------------------------------------------------------
Accrued transfer agent fees                         211,628
-----------------------------------------------------------
Accrued operating expenses                           74,129
===========================================================
    Total liabilities                            15,689,719
===========================================================
Net assets applicable to shares outstanding    $717,279,201
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $635,162,368
-----------------------------------------------------------
Undistributed net investment income (loss)       (2,723,072)
-----------------------------------------------------------
Undistributed net realized gain                  10,014,035
-----------------------------------------------------------
Unrealized appreciation                          74,825,870
===========================================================
                                               $717,279,201
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $436,256,989
___________________________________________________________
===========================================================
Class B                                        $ 84,794,884
___________________________________________________________
===========================================================
Class C                                        $ 85,330,510
___________________________________________________________
===========================================================
Institutional Class                            $110,896,818
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          16,021,050
___________________________________________________________
===========================================================
Class B                                           3,208,293
___________________________________________________________
===========================================================
Class C                                           3,229,990
___________________________________________________________
===========================================================
Institutional Class                               4,023,222
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      27.23
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $27.23 divided by
    94.50%                                     $      28.81
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      26.43
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      26.42
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      27.56
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $7,719)        $ 1,550,862
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      939,087
=========================================================================
    Total investment income                                     2,489,949
=========================================================================

EXPENSES:

Advisory fees                                                   2,375,427
-------------------------------------------------------------------------
Administrative services fees                                       87,723
-------------------------------------------------------------------------
Custodian fees                                                     27,447
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         468,704
-------------------------------------------------------------------------
  Class B                                                         404,823
-------------------------------------------------------------------------
  Class C                                                         388,007
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 567,972
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,410
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          16,999
-------------------------------------------------------------------------
Other                                                             196,042
=========================================================================
    Total expenses                                              4,535,554
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (272,208)
=========================================================================
    Net expenses                                                4,263,346
=========================================================================
Net investment income (loss)                                   (1,773,397)
=========================================================================

REALIZED AND UNREALIZED GAIN:

Net realized gain from:
  Investment securities                                        13,110,210
-------------------------------------------------------------------------
  Foreign currencies                                               18,759
=========================================================================
                                                               13,128,969
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        35,506,463
-------------------------------------------------------------------------
  Foreign currencies                                               17,605
=========================================================================
                                                               35,524,068
=========================================================================
Net realized and unrealized gain                               48,653,037
=========================================================================
Net increase in net assets resulting from operations          $46,879,640
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                 $ (1,773,397)     $  2,145,456
----------------------------------------------------------------------------------------------
  Net realized gain                                              13,128,969         7,643,162
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          35,524,068        10,826,801
==============================================================================================
    Net increase in net assets resulting from operations         46,879,640        20,615,419
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (1,695,277)               --
----------------------------------------------------------------------------------------------
  Class B                                                           (55,139)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (52,625)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                              (656,186)               --
==============================================================================================
    Total distributions from net investment income               (2,459,227)               --
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (4,621,137)       (3,186,127)
----------------------------------------------------------------------------------------------
  Class B                                                        (1,009,412)         (821,953)
----------------------------------------------------------------------------------------------
  Class C                                                          (963,390)         (845,546)
----------------------------------------------------------------------------------------------
  Institutional Class                                            (1,192,461)       (1,117,667)
==============================================================================================
    Total distributions from net realized gains                  (7,786,400)       (5,971,293)
==============================================================================================
    Decrease in net assets resulting from distributions         (10,245,627)       (5,971,293)
==============================================================================================
Share transactions-net:
  Class A                                                       103,668,845       203,974,385
----------------------------------------------------------------------------------------------
  Class B                                                         5,859,722        47,352,800
----------------------------------------------------------------------------------------------
  Class C                                                        11,091,617        37,876,401
----------------------------------------------------------------------------------------------
  Institutional Class                                            17,784,015        38,110,541
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                               138,404,199       327,314,127
==============================================================================================
    Net increase in net assets                                  175,038,212       341,958,253
==============================================================================================

NET ASSETS:

  Beginning of period                                           542,240,989       200,282,736
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,723,072) and $1,509,552,
    respectively)                                              $717,279,201      $542,240,989
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day,

AIM Multi-Sector Fund

     the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will

AIM Multi-Sector Fund

     not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
     Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

AIM Multi-Sector Fund

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended February 28, 2007, AIM waived advisory fees of $245,250.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,256.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2007, ADI advised the Fund that it retained $124,381 in front-end sales commissions from the sale of Class A shares and $1,072, $36,592 and $9,451 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Multi-Sector Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended February 28, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $13,412,206      $107,811,378      $(104,695,124)        $   --         $16,528,460     $471,895       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            13,412,206       107,811,378       (104,695,123)            --          16,528,461      467,192           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $26,824,412      $215,622,756      $(209,390,247)        $   --         $33,056,921     $939,087       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2007, the Fund engaged in securities purchases of $7,352,322.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended February 28, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $25,702.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2007, the Fund paid legal fees of $3,014 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended February 28, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Multi-Sector Fund

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2007 was $304,835,110 and $185,345,966, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $81,104,966
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (7,515,538)
===============================================================================
Net unrealized appreciation of investment securities               $73,589,428
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $642,342,928.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 FEBRUARY 28, 2007(a)            AUGUST 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,145,271    $139,180,395    10,296,828    $259,682,290
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        581,977      15,178,332     2,363,470      58,008,950
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        659,893      17,308,141     1,874,620      46,076,992
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            604,483      16,504,271     1,550,202      39,426,481
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        214,974       5,918,250       121,050       3,010,501
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         36,505         976,893        31,284         759,565
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         35,743         956,139        32,770         795,338
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             66,387       1,848,212        44,564       1,117,667
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         75,016       2,024,180       106,333       2,692,879
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (77,282)     (2,024,180)     (109,249)     (2,692,879)
======================================================================================================================
Reacquired:
  Class A                                                     (1,615,795)    (43,453,980)   (2,450,588)    (61,411,285)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (317,875)     (8,271,323)     (355,856)     (8,722,836)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (274,643)     (7,172,663)     (366,892)     (8,995,929)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (21,102)       (568,468)      (96,663)     (2,433,607)
======================================================================================================================
                                                               5,113,552    $138,404,199    13,041,873    $327,314,127
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 33% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 15% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Multi-Sector Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

NOTE 12  -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                                                                                SEPTEMBER 3, 2002
                                                   SIX MONTHS                                                   (DATE OPERATIONS
                                                     ENDED                    YEAR ENDED AUGUST 31,               COMMENCED) TO
                                                  FEBRUARY 28,       ---------------------------------------       AUGUST 31,
                                                      2007             2006          2005             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  25.53         $  24.16       $ 19.37          $ 18.32         $ 15.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.06)            0.17(a)      (0.05)(a)(b)     (0.12)          (0.13)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         2.20             1.69          5.40             1.84            3.45
=================================================================================================================================
    Total from investment operations                    2.14             1.86          5.35             1.72            3.32
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.12)              --            --               --              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.32)           (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
    Total distributions                                (0.44)           (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
Net asset value, end of period                      $  27.23         $  25.53       $ 24.16          $ 19.37         $ 18.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         8.37%            7.74%        28.01%            9.47%          22.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $436,257         $311,492       $99,721          $38,578         $25,935
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.24%(d)         1.30%         1.53%            1.85%           1.97%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.32%(d)         1.37%         1.59%            1.88%           1.97%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.45)%(d)        0.67%        (0.25)%(b)       (0.73)%         (0.85)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                31%              66%           63%             161%            115%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $378,070,862.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                                                                                SEPTEMBER 3, 2002
                                                    SIX MONTHS                                                  (DATE OPERATIONS
                                                      ENDED                   YEAR ENDED AUGUST 31,               COMMENCED) TO
                                                   FEBRUARY 28,       --------------------------------------       AUGUST 31,
                                                       2007            2006          2005             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 24.79          $ 23.64       $ 19.09          $ 18.19         $15.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.15)           (0.02)(a)     (0.20)(a)(b)     (0.24)         (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         2.13             1.66          5.31             1.81           3.26
=================================================================================================================================
    Total from investment operations                    1.98             1.64          5.11             1.57           3.19
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.02)              --            --               --             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.32)           (0.49)        (0.56)           (0.67)            --
=================================================================================================================================
    Total distributions                                (0.34)           (0.49)        (0.56)           (0.67)            --
=================================================================================================================================
Net asset value, end of period                       $ 26.43          $ 24.79       $ 23.64          $ 19.09         $18.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         7.97%            6.97%        27.15%            8.70%         21.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $84,795          $73,997       $24,953          $11,233         $8,278
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.99%(d)         2.05%         2.20%            2.56%          2.76%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.07%(d)         2.12%         2.26%            2.59%          2.85%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.20)%(d)       (0.08)%       (0.92)%(b)       (1.44)%        (1.63)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                31%              66%           63%             161%           115%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $81,635,627.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                                                                                SEPTEMBER 3, 2002
                                                    SIX MONTHS                                                  (DATE OPERATIONS
                                                      ENDED                   YEAR ENDED AUGUST 31,               COMMENCED) TO
                                                   FEBRUARY 28,       --------------------------------------       AUGUST 31,
                                                       2007            2006          2005             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 24.78          $ 23.63       $ 19.09          $ 18.17         $ 15.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.15)           (0.02)(a)     (0.20)(a)(b)     (0.22)          (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         2.13             1.66          5.30             1.81            3.21
=================================================================================================================================
    Total from investment operations                    1.98             1.64          5.10             1.59            3.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.02)              --            --               --              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.32)           (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
    Total distributions                                (0.34)           (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
Net asset value, end of period                       $ 26.42          $ 24.78       $ 23.63          $ 19.09         $ 18.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         7.97%            6.97%        27.10%            8.82%          21.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $85,331          $69,604       $29,981          $16,424         $10,302
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.99%(d)         2.05%         2.20%            2.52%           2.76%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.07%(d)         2.12%         2.26%            2.56%           2.84%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.20)%(d)       (0.08)%       (0.92)%(b)       (1.40)%         (1.64)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                31%              66%           63%             161%            115%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $78,244,434.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                    INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------------
                                                                                                                 MAY 3, 2004
                                                               SIX MONTHS             YEAR ENDED                 (DATE SALES
                                                                 ENDED                AUGUST 31,                COMMENCED) TO
                                                              FEBRUARY 28,       ---------------------           AUGUST 31,
                                                                  2007            2006          2005                2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  25.83         $ 24.33       $ 19.41             $19.94
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      0.00            0.29(a)       0.06(a)(b)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     2.23            1.70          5.42              (0.52)
=============================================================================================================================
    Total from investment operations                                2.23            1.99          5.48              (0.53)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.18)             --            --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.32)          (0.49)        (0.56)                --
=============================================================================================================================
    Total distributions                                            (0.50)          (0.49)        (0.56)                --
=============================================================================================================================
Net asset value, end of period                                  $  27.56         $ 25.83       $ 24.33             $19.41
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                     8.61%           8.23%        28.64%             (2.66)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $110,897         $87,147       $45,628             $7,023
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.78%(d)        0.83%         1.02%              1.28%(e)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.86%(d)        0.90%         1.08%              1.28%(e)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets         0.01%(d)        1.14%         0.26%(b)          (0.16)%(e)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                                            31%             66%           63%               161%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $100,745,743.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to

AIM Multi-Sector Fund
impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Multi-Sector Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Patrick J.P. Farmer                           Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

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
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

                                                        AIM STRUCTURED CORE FUND
                            Semiannual Report to Shareholders - February 28,2007

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Supplemental Information ........      2
Letters to Shareholders .........      3
Performance Summary .............      5
Management Discussion ...........      5
Fund Performance ................      7
Fund Expenses ...................      8
Approval of Advisory Agreement ..      9
Schedule of Investments .........    F-1
Financial Statements ............    F-4
Notes to Financial Statements ...    F-7
Financial Highlights ............   F-12
Trustees and Officers ...........   F-16

[AIM INVESTMENT SOLUTIONS]

    [GRAPHIC]             [GRAPHIC]
[DOMESTIC EQUITY]       [FIXED INCOME]

    [GRAPHIC]             [GRAPHIC]                 [GRAPHIC]
  [TARGET RISK]       [TARGET MATURITY]     [DIVERSIFIED PORTFOLIOS]

    [GRAPHIC]             [GRAPHIC]
 [SECTOR EQUITY]    [INTERNATIONAL/GLOBAL
                            EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM STRUCTURED CORE FUND

AIM STRUCTURED CORE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     o The Fund may use leverage, which entails   OTHER INFORMATION
investment for retirement plans maintained   special risks such as magnifying changes
pursuant to Section 401 of the Internal      in the value of the portfolio's              o The returns shown in the management's
Revenue Code, including 401(k) plans,        securities.                                  discussion of Fund performance are based
money purchase pension plans and profit                                                   on net asset values calculated for
sharing plans, except for plans that have    o The Fund may use enhanced investment       shareholder transactions. Generally
existing accounts invested in Class B        techniques such as derivatives. The          accepted accounting principles require
shares.                                      principal risk of investments in             adjustments to be made to the net assets
                                             derivatives is that the fluctuation in       of the Fund at period end for financial
o Class R shares are available only to       their values may not correlate perfectly     reporting purposes, and as such, the net
certain retirement plans. Please see the     with the overall securities markets.         asset values for shareholder transactions
prospectus for more information.             Derivatives are subject to counter party     and the returns based on those net asset
                                             risk-the risk that the other party will      values may differ from the net asset
PRINCIPAL RISKS OF INVESTING IN THE FUND     not complete the transaction with the        values and returns reported in the
                                             Fund.                                        Financial Highlights.
o Foreign securities have additional
risks, including exchange rate changes,      o Interest rate increases can cause the      o Industry classifications used in this
political and economic upheaval, the         price of debt securities to decrease; the    report are generally according to the
relative lack of information about these     longer a debt security's duration, the       Global Industry Classification Standard,
companies, relatively low market liquidity   more sensitive it is to risk.                which was developed by and is the
and the potential lack of strict financial                                                exclusive property and a service mark of
and accounting controls and standards.       o The Fund may invest in debt securities     Morgan Stanley Capital International Inc.
                                             such as notes and bonds that carry           and Standard & Poor's.
o The prices of and the income generated     interest rate risk and credit risk.
by securities held by the Fund may decline                                                o The Chartered Financial Analyst
in response to certain factors, including    ABOUT INDEXES USED IN THIS REPORT            --REGISTERED TRADEMARK-- (CFA --REGISTERED
some directly involving the companies and                                                 TRADEMARK--) designation is a globally
governments whose securities are owned by    o The unmanaged STANDARD & POOR'S            recognized standard for measuring the
the Fund. These factors include general      COMPOSITE INDEX OF 500 STOCKS (the S&P 500   competence and integrity of investment
economic and market conditions, regional     --REGISTERED TRADEMARK-- Index) is an        professionals.
or global economic instability and           index of common stocks frequently used as
currency and interest rate fluctuations.     a general measure of U.S. stock market       The Fund provides a complete list of its
                                             performance.                                 holdings four times in each fiscal year,
o Prices of equity securities change in                                                   at the quarter-ends. For the second and
response to many factors including the       o The unmanaged LIPPER LARGE-CAP CORE        fourth quarters,the lists appear in the
historical and prospective earnings of the   FUNDS INDEX represents an average of the     Fund's semiannual and annual reports to
issuer, the value of its assets, general     performance of the largest                   shareholders. For the first and third
economic conditions, interest rates,         large-capitalization core equity funds       quarters,the Fund files the lists with the
investor perceptions and market liquidity.   tracked by Lipper Inc., an independent       Securities and Exchange Commission (SEC)
                                             mutual fund performance monitor.             on Form N-Q. The most recent list of
o There is no guarantee that the                                                          portfolio holdings is available at
investment techniques and risk analyses      o The Fund is not managed to track the       AIMinvestments.com. From our home
used by the Fund's portfolio managers will   performance of any particular index,         page, click on Products & Performance,then
produce the desired results.                 including the indexes defined here, and      Mutual Funds,then Fund Overview. Select
                                             consequently, the performance of the Fund    your Fund from the drop-down menu and
                                             may deviate significantly from the           click on Complete Quarterly Holdings.
                                             performance of the index.                    Shareholders can also look up the Fund's
                                                                                          Forms N-Q on the SEC Web site at sec.gov.
                                             o A direct investment cannot be made in an   Copies of the Fund's Forms N-Q may be
                                             index. Unless otherwise indicated, index     reviewed and copied at the SEC Public
                                             results include reinvested dividends, and    Reference Room in Washington, D.C. You can
                                             they do not reflect sales charges.           obtain information on the operation of the
                                             Performance of an index of funds reflects    Public Reference Room, including
                                             fund expenses; performance of a market       information about duplicating fee
                                             index does not.                              charges, by calling 202-942-8090 or
                                                                                          800-732-0330,or by electronic request at
                                                                                          the following e-mail address:
                                                                                          publicinfo@sec.gov. The SEC file numbers
                                                                                          for the Fund are 811-09913 and 333-36074.

                                                                                          Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    SCAUX
================================================================================          Class B Shares                    SBCUX
                                                                                          Class C Shares                    SCCUX
                                                                                          Class R Shares                    SCRUX
                                                                                          ==========================================

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AIMINVESTMENTS.COM

AIM STRUCTURED CORE FUND

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

  [TAYLOR                                       Major U.S. stock market indexes rose during the reporting period, due to continued
   PHOTO]                                    economic expansion and a cessation of interest rate increases by the U.S. Federal
                                             Reserve Board, among other factors.(1, 2) Major fixed-income indexes also produced positive returns during the reporting period.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden change based on geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its
Philip Taylor                                unpredictability at, and immediately after, the close of the reporting period. At AIM
                                             Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM STRUCTURED CORE FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

  [CROCKETT                                     The progress made to date is encouraging. Following the general trends of global
    PHOTO]                                   equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund
Bruce L. Crockett                            consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM STRUCTURED CORE FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           factors makes up the alpha (excess return)
PERFORMANCE                                                                               forecast, relative to the average stock in
=====================================================================================     the universe. Stocks are also evaluated on
PERFORMANCE SUMMARY                                                                       a multitude of other factors to develop a
                                             ========================================     stock-specific risk forecast and
For the six month period ended February      FUND VS. INDEXES                             transaction cost forecast.
28, 2007, AIM Structured Core Fund
underperformed its style-specific            Cumulative total returns,                       We then incorporate the alpha forecast,
benchmark, the S&P 500 Index.(1) The         8/31/06-2/28/07, excluding                   risk forecast and transaction cost
financials and information technology (IT)   applicable sales charges. If sales           forecast--using an optimizer (a software
sectors were the largest contributors to     charges were included, returns would         system)--to build a portfolio that we
returns versus the index while consumer      be lower.                                    believe is an optimal balance of the
discretionary and transportation were the                                                 stocks' potential return and risk. This
primary detractors.                          Class A Shares                        8.21%  portfolio is constructed according to
                                                                                          certain constraints that help ensure that
   Your Fund's performance is shown on       Class B Shares                        7.76   the Fund's relative performance and
page 7.                                                                                   volatility remain within the Fund
                                             Class C Shares                        7.76   strategy's guidelines. The portfolio is
                                                                                          continually monitored by the Fund
                                             Class R Shares                        8.05   management team. The overall investment
                                                                                          process is repeated on a monthly basis to
                                             S&P 500 Index(1) (Broad Market and           determine which companies should be bought
                                             Style-Specific Index)                 8.93   or sold within the portfolio.

                                             Lipper Large-Cap Core Funds                  MARKET CONDITIONS AND YOUR FUND
                                             Index(1) (Peer Group Index)           8.52
                                                                                          The Fund delivered positive performance
                                             Source:                                      for the six month reporting period,
                                                                                          despite a turbulent market at the end of
                                             (1) Lipper Inc.                              the period. For the most part, there was a
                                                                                          positive tone on Wall Street as many
                                                                                          economists pondered the market's version
                                             ========================================     of the Goldilocks tale where the economy
                                                                                          was not too hot or cold but "just right."
                                                                                          While we do not make macroeconomic
=====================================================================================     decisions in the management of the Fund,
                                                                                          as investors we should be mindful that
How we invest                                o Universe Development                       even in this classic children's tale, the
                                                                                          bears eventually came home. Accordingly,
We manage your Fund to provide exposure to   o Stock Rankings                             market volatility is often encountered
large cap core equity stocks. The portfolio                                               along the path of long-term investing.
is designed to outperform the S&P 500 Index  o Risk Assessment
while minimizing the amount of active risk                                                                               (continued)
relative to the benchmark. The Fund can be   o Portfolio Construction
used as a long-term allocation to large cap
stocks that compliments other style-specific o Trading
strategies within a diversified asset
allocation strategy.                            While the companies included within the
                                             S&P 500 Index are used as a general guide
   The investment process integrates the     for developing the Fund's investable
following key steps:                         universe, non-benchmark stocks may also be
                                             considered. Each stock in the universe is
                                             evaluated on four factors: earnings
                                             momentum, price trend, management action
                                             and relative valuation. The sum of the
                                             scores from these four

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    Other Diversified Financial                  Exxon Mobil Corp.                    5.0%
                                                Services                            7.9%
Financials                            23.3%                                               Citigroup Inc.                       3.4
                                             Investment Banking & Brokerage         7.6
Information Technology                15.8                                                Pfizer Inc.                          2.9
                                             Pharmaceuticals                        7.1
Industrials                           13.2                                                American International Group,Inc.    2.8
                                             Integrated Oil & Gas                   6.3
Health Care                           10.7                                                Altria Group,Inc.                    2.7
                                             Aerospace & Defense                    5.3
Consumer Discretionary                10.1                                                Cisco Systems,Inc.                   2.7
                                             Total Net Assets             $4.09 million
Consumer Staples                       8.0                                                Bank of America Corp.                2.6
                                             Total Number of Holdings*              101
Energy                                 7.5                                                Hewlett-Packard Co.                  2.4

Utilities                              4.6                                                Merck & Co. Inc.                     2.3

Materials                              3.5                                                Goldman Sachs Group, Inc. (The)      2.2

Telecommunication Services             2.4

Money Market Funds Plus Other
   Assets Less Liabilities             0.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM STRUCTURED CORE FUND

   The markets were encouraged by a series   volatility), style bias, sector/industry     Jeremy S. Lefkowitz
of reports indicating a continued healthy    over/under weight and stock selection. We    Portfolio manager, is lead manager of AIM
economic environment, and we saw positive    attempt to add value through our stock       Structured Core Fund. He began his
performance across market capitalizations    selection decisions. Consequently, our       investments career in 1968 and has been
and sectors.(1, 2) Many of the concerns      risk management process seeks to             associated with INVESCO Institutional
from 2006 relating to tensions in the        neutralize the Fund's exposure relative to   and/or its affiliates since 1982. Mr.
Middle East, a new chairman of the U.S.      the benchmark with regard to beta, style     Lefkowitz earned a B.S. in industrial
Federal Reserve Board (the Fed) and the      and sector/industry exposures.               engineering and an M.B.A. in finance from
economic impact of a cooling housing                                                      Columbia University.
market began to fade. In August 2006, the       For the reporting period, our beta was
Fed held interest rates steady after 17      slightly above market and contributed to     Maureen Donnellan
consecutive increases and a series of        performance. Our sector/industry             Portfolio manager, is manager of AIM
solid economic reports which indicated       over/underweight decisions contributed       Structured Core Fund. She has been
that economic growth had slowed and          slightly while our style exposure (defined   associated with INVESCO Institutional
inflation was within manageable levels.(3)   by Barra, Inc.) was a slight detractor.      and/or its affiliates since 1974.

   Gross domestic product (GDP), a measure      Stock selection within the portfolio      W. Lawson McWhorter
of economic growth, increased at a healthy   was weak for the period, which is not        Portfolio manager, is manager of AIM
annualized rate of 2.5% in the fourth        surprising given the weakness in our price   Structured Core Fund. He has been
quarter of 2006.(1) This was an increase     momentum concept. However, avoidance of      associated with INVESCO Institutional
over the third quarter of 2006 when GDP      numerous benchmark stocks helped mitigate    and/or its affiliates since 2005. Mr.
grew at an annualized rate of 2.0%.(1)       that weakness within the portfolio. There    McWhorter earned a B.A. with cum laude
Much of the growth in the fourth quarter     are times, such as this reporting period,    honors from Davidson College. He is a
was driven by increases in consumer          when an active portfolio gains most not by   Chartered Market Technician.
spending and federal government              what is in the portfolio but by what is
expenditures.                                not. Fund holdings that contributed the      William E. Merson
                                             most to relative performance included MEMC   Portfolio manager, is manager of AIM
   Your Fund modestly underperformed the     ELECTRONIC MATERIALS, GOLDMAN SACHS,         Structured Core Fund. He has been
S&P 500 Index for the reporting period.(2)   AMERISOURCEBERGEN, NUCOR and TESORO. Among   associated with INVESCO Institutional
The financials and IT sectors were the       the largest detractors from relative         and/or its affiliates since 1984. Mr.
largest contributors to returns versus the   performance during the reporting period      Merson earned a B.B.A. from Manhattan
index while consumer discretionary and       were QWEST COMMUNICATIONS, MOTOROLA,         College and an M.B.A. from New York
transporation were the primary detractors.   VALERO ENERGY, CIRCUIT CITY and TXU. We      University.
It is important to understand our            sold Motorola, Valero and Circuit City
investment process to better evaluate the    before the close of the reporting period.    Daniel Tsai
drivers of our relative performance versus                                                Chartered Financial Analyst, portfolio
our benchmark. We generally evaluate            Our strategy emphasizes stocks we         manager, is manager of AIM Structured Core
performance based on the impact of our       believe possess strong earnings growth,      Fund. He has been associated with INVESCO
stock selection and risk management.         positive price trends and reasonable         Institutional and/or its affiliates since
                                             valuations. We appreciate your confidence    2000. Mr. Tsai earned a B.S. in mechanical
   For stock selection, we use the alpha     in us, and thank you for your continued      engineering from National Taiwan
forecast, risk forecast and transaction      investment in AIM Structured Core Fund.      University and an M.S. in mechanical
cost forecast to build what we consider an                                                engineering from the University of
optimal portfolio with the highest           Source:                                      Michigan. He also earned an M.S. in
potential alpha (excess return) given the                                                 computer science at Wayne State
risk level targets of the strategy. The      (1) Bureau of Economic Analysis;             University.
alpha model incorporates four factors:
earnings momentum, price trend, management   (2) Lipper Inc.;                             Anne M. Unflat
action and relative value. For the                                                        Portfolio manager, is manager of AIM
reporting period, only relative value had    (3) U.S. Federal Reserve Board               Structured Core Fund. She has been
a positive contribution while price                                                       associated with INVESCO Institutional
momentum was a clear detractor. Overall,     The views and opinions expressed in          and/or its affiliates since 1988. Ms.
the model alpha was slightly negative for    management's discussion of Fund              Unflat graduated magna cum laude from
the period. This weakness was overcome by    performance are those of A I M Advisors,     Queens College with a B.A. in economics.
positive contributions from our sector       Inc. These views and opinions are subject    She earned her M.B.A. in finance from St.
over/under weight decisions and from a       to change at any time based on factors       John's University.
slightly more aggressive position relative   such as market and economic conditions.
to the overall market.                       These views and opinions may not be relied   Assisted by the U.S. Structured Products
                                             upon as investment advice or                 Group Research Team
   In terms of risk management, we seek to   recommendations, or as an offer for a
minimize any style biases in the             particular security. The information is
portfolio. Active managers typically add     not a complete analysis of every aspect of
value in one of or a combination of four     any market, country, industry, security or
areas: beta bias (relative                   the Fund. Statements of fact are from
                                             sources considered reliable, but A I M
                                             Advisors, Inc. makes no representation or
                                             warranty as to their completeness or
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.

                                                See important Fund and index
                                             disclosures on the inside front cover.

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          PERFORMANCE, PLEASE SEE PAGE 7.

AIM STRUCTURED CORE FUND

YOUR FUND'S PERFORMANCE

========================================     ========================================
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                     PERIOD COVERED BY THIS REPORT.

As of 2/28/07,including applicable           As of 12/31/06,the most recent calendar         CLASS A SHARE PERFORMANCE REFLECTS THE
sales charges                                quarter-end, including applicable sales      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             charges                                      AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
CLASS A SHARES                               CLASS A SHARES                               CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Inception (3/31/06)                   4.22%  Inception (3/31/06)                   4.89%  CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS B SHARES                               CLASS B SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
Inception (3/31/06)                   4.48%  Inception (3/31/06)                   5.29%  CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
CLASS C SHARES                               CLASS C SHARES                               HAVE A FRONT-END SALES CHARGE; RETURNS
Inception (3/31/06)                   8.48%  Inception (3/31/06)                   9.29%  SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS R SHARES                               CLASS R SHARES                               ON A TOTAL REDEMPTION OF RETIREMENT PLAN
Inception (3/31/06)                   9.99%  Inception (3/31/06)                  10.70%  ASSETS WITHIN THE FIRST YEAR.
========================================     ========================================
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
THE PERFORMANCE DATA QUOTED REPRESENT PAST      THE NET ANNUAL FUND OPERATING EXPENSE     CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE AND CANNOT GUARANTEE             RATIO SET FORTH IN THE MOST RECENT FUND      DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   FOR CLASS A, CLASS B, CLASS C AND CLASS R
VISIT AIMINVESTMENTS.COM FOR THE MOST        CLASS SHARES WAS 1.00%, 1.75%, 1.75% AND        HAD THE ADVISOR NOT WAIVED FEES AND/OR
RECENT MONTH-END PERFORMANCE. PERFORMANCE    1.25%, RESPECTIVELY.(1) THE TOTAL ANNUAL     REIMBURSED EXPENSES, PERFORMANCE WOULD
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    FUND OPERATING EXPENSE RATIO SET FORTH IN    HAVE BEEN LOWER.
CHANGES IN NET ASSET VALUE AND THE EFFECT    THE MOST RECENT FUND PROSPECTUS AS OF THE
OF THE MAXIMUM SALES CHARGE UNLESS           DATE OF THIS REPORT FOR CLASS A, CLASS B,
OTHERWISE STATED. PERFORMANCE FIGURES DO     CLASS C AND CLASS R SHARES WAS 1.90%,
NOT REFLECT DEDUCTION OF TAXES A             2.65%, 2.65% AND 2.15%, RESPECTIVELY. THE
SHAREHOLDER WOULD PAY ON FUND                EXPENSE RATIOS PRESENTED ABOVE MAY VARY
DISTRIBUTIONS OR SALE OF FUND SHARES.        FROM THE EXPENSE RATIOS PRESENTED IN OTHER
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   SECTIONS OF THIS REPORT THAT ARE BASED ON
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     EXPENSES INCURRED DURING THE
LOSS WHEN YOU SELL SHARES.

(1) The investment advisor has contractually agreed to waive fees and/or reimburse or limit certain fund expenses at least through
June 30, 2007. See the current prospectus for more information.

Continued from inside front cover

A description of the policies and            Information regarding how the Fund voted
procedures that the Fund uses to determine   proxies related to its portfolio
how to vote proxies relating to portfolio    securities during the 12 months ended June
securities is available without              30, 2006,is available at our Web site. Go
charge, upon request,from our Client         to AIMinvestments.com, access the About Us
Services department at 800-959-4246 or on    tab, click on Required Notices and then
the AIM Web site, AIMinvestments.com. On     click on Proxy Voting Activity. Next,
the home page,scroll down and click on AIM   select the Fund from the drop-down menu.
Funds Proxy Policy. The information is       The information is also available on the
also available on the SEC Web site,          SEC Web site, sec.gov.
sec.gov.

AIM STRUCTURED CORE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period September 1, 2006, through     of return of 5% per year before expenses,    hypothetical information is useful in
February 28, 2007.                           which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended February 28, 2007, appear in    addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)           PERIOD(2)           RATIO
   A               $1,000.00             $1,082.10                $5.47        $1,019.54             $5.31             1.06%
   B                1,000.00              1,077.60                 9.32         1,015.82              9.05             1.81
   C                1,000.00              1,077.60                 9.32         1,015.82              9.05             1.81
   R                1,000.00              1,080.50                 6.76         1,018.30              6.56             1.31

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM STRUCTURED CORE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       ment advisory services to the Fund. In       Board compared effective contractual
Series Trust (the "Board") oversees the      reviewing the qualifications of AIM to       advisory fee rates at a common asset level
management of AIM Structured Core Fund       provide investment advisory services, the    at the end of the past calendar year and
(the "Fund") and, as required by law,        Board considered such issues as AIM's        noted that the Fund's rate was below the
determines annually whether to approve the   portfolio and product review process,        median rate of the funds advised by other
continuance of the Fund's advisory           various back office support functions        advisors with investment strategies
agreement with A I M Advisors, Inc.          provided by AIM and AIM's equity and fixed   comparable to those of the Fund that the
("AIM"). Based upon the recommendation of    income trading operations. Based on the      Board reviewed. The Board noted that AIM
the Investments Committee of the Board, at   review of these and other factors, the       has agreed to limit the Fund's total
a meeting held on June 27, 2006, the         Board concluded that the quality of          annual operating expenses, as discussed
Board, including all of the independent      services to be provided by AIM was           below. The Board also considered the fact
trustees, approved the continuance of the    appropriate and that AIM currently is        that AIM set the proposed advisory fees
advisory agreement (the "Advisory            providing satisfactory services in           for the Fund based upon the median
Agreement") between the Fund and AIM for     accordance with the terms of the Advisory    effective management fee rate (comprised
another year, effective July 1, 2006.        Agreement.                                   of advisory fees plus, in some cases,
                                                                                          administrative fees) at various asset
   The Board considered the factors          o The performance of the Fund relative to    levels of competitor mutual funds with
discussed below in evaluating the fairness   comparable funds. Not applicable because     investment strategies comparable to those
and reasonableness of the Advisory           the Fund has not been in operation for a     of the Fund. In addition, the Board noted
Agreement at the meeting on June 27, 2006    full calendar year.                          that the proposed advisory fees for the
and as part of the Board's ongoing                                                        Fund are slightly less than the uniform
oversight of the Fund. In their              o The performance of the Fund relative to    fee schedule that applies to other mutual
deliberations, the Board and the             indices. Not applicable because the Fund     funds advised by AIM with investment
independent trustees did not identify any    has not been in operation for a full         strategies comparable to those of the
particular factor that was controlling,      calendar year.                               Fund, which uniform fee schedule includes
and each trustee attributed different                                                     breakpoints and is based on net asset
weights to the various factors.              o Meetings with the Fund's portfolio         levels. Based on this review, the Board
                                             managers and investment personnel. With      concluded that the advisory fee rate for
   One responsibility of the independent     respect to the Fund, the Board is meeting    the Fund under the Advisory Agreement was
Senior Officer of the Fund is to manage      periodically with such Fund's portfolio      fair and reasonable.
the process by which the Fund's proposed     managers and/or other investment personnel
management fees are negotiated to ensure     and believes that such individuals are       o Expense limitations and fee waivers. The
that they are negotiated in a manner which   competent and able to continue to carry      Board noted that AIM has contractually
is at arms' length and reasonable. To that   out their responsibilities under the         agreed to waive fees and/or limit expenses
end, the Senior Officer must either          Advisory Agreement.                          of the Fund through June 30, 2007 in an
supervise a competitive bidding process or                                                amount necessary to limit total annual
prepare an independent written evaluation.   o Overall performance of AIM. Not            operating expenses to a specified
The Senior Officer has recommended an        applicable because the Fund has not been     percentage of average daily net assets for
independent written evaluation in lieu of    in operation for a full calendar year.       each class of the Fund. The Board
a competitive bidding process and, upon                                                   considered the contractual nature of this
the direction of the Board, has prepared     o Fees relative to those of clients of AIM   fee waiver/expense limitation and noted
such an independent written evaluation.      with comparable investment strategies. The   that it remains in effect until June 30,
Such written evaluation also considered      Board reviewed the effective advisory fee    2007. The Board considered the effect this
certain of the factors discussed below. In   rate (before waivers) for the Fund under     fee waiver/expense limitation would have
addition, as discussed below, the Senior     the Advisory Agreement. The Board noted      on the Fund's estimated expenses and
Officer made a recommendation to the Board   that this rate was (i) above the effective   concluded that the levels of fee
in connection with such written              advisory fee rate (before waivers) for a     waivers/expense limitations for the Fund
evaluation.                                  mutual fund advised by AIM with investment   were fair and reasonable.
                                             strategies comparable to those of the
   The discussion below serves as a          Fund, below the effective advisory fee       o Breakpoints and economies of scale. The
summary of the Senior Officer's              rate (before waivers) for a second mutual    Board reviewed the structure of the Fund's
independent written evaluation and           fund advised by AIM with investment          advisory fee under the Advisory Agreement,
recommendation to the Board in connection    strategies comparable to those of the        noting that it contains seven breakpoints.
therewith, as well as a discussion of the    Fund, and comparable to the effective        The Board reviewed the level of the Fund's
material factors and the conclusions with    advisory fee rate (before waivers) for a     advisory fees, and noted that such fees,
respect thereto that formed the basis for    third mutual fund advised by AIM with        as a percentage of the Fund's net assets,
the Board's approval of the Advisory         investment strategies comparable to those    would decrease as net assets increase
Agreement. After consideration of all of     of the Fund; (ii) comparable to the          because the Advisory Agreement includes
the factors below and based on its           effective advisory fee rate (before          breakpoints. The Board noted that, due to
informed business judgment, the Board        waivers) for a variable insurance fund       the Fund's current asset levels and the
determined that the Advisory Agreement is    advised by AIM and offered to insurance      way in which the advisory fee breakpoints
in the best interests of the Fund and its    company separate accounts with investment    have been structured, the Fund has yet to
shareholders and that the compensation to    strategies comparable to those of the        benefit from the breakpoints. The Board
AIM under the Advisory Agreement is fair     Fund; (iii) comparable to the effective      concluded that the Fund's fee levels under
and reasonable and would have been           sub-advisory fee rate for one variable       the Advisory Agreement therefore would
obtained through arm's length                insurance fund sub-advised by an AIM         reflect economies of scale at higher asset
negotiations.                                affiliate and offered to insurance company   levels and that it was not necessary to
                                             separate accounts with investment            change the advisory fee breakpoints in the
   Unless otherwise stated, information      strategies comparable to those of the        Fund's advisory fee schedule.
presented below is as of June 27, 2006 and   Fund, although the total advisory fees for
does not reflect any changes that may have   such variable insurance fund were above      o Investments in affiliated money market
occurred since June 27, 2006, including      those for the Fund; and (iv) above the       funds. The Board also took into account
but not limited to changes to the Fund's     total advisory fee rates for 78 separately   the fact that uninvested cash and cash
performance, advisory fees, expense          managed accounts/wrap accounts managed by    collateral from securities lending
limitations and/or fee waivers.              an AIM affiliate with investment             arrangements, if any (collectively, "cash
                                             strategies comparable to those of the Fund   balances") of the Fund may be invested in
o The nature and extent of the advisory      and comparable to or below the total         money market funds advised by AIM pursuant
services to be provided by AIM. The Board    advisory fee rates for 10 separately         to the terms of an SEC exemptive order.
reviewed the services to be provided by      managed accounts/wrap accounts managed by    The Board found that the Fund may realize
AIM under the Advisory Agreement. Based on   an AIM affiliate with investment             certain benefits upon investing cash
such review, the Board concluded that the    strategies comparable to those of the        balances in AIM advised money market
range of services to be provided by AIM      Fund. The Board noted that AIM has agreed    funds, including a higher net return,
under the Advisory Agreement was             to limit the Fund's total annual operating   increased liquidity, increased
appropriate and that AIM currently is        expenses, as discussed below. Based on       diversification or decreased transaction
providing services in accordance with the    this review, the Board concluded that the    costs. The Board also found that the Fund
terms of the Advisory Agreement.             advisory fee rate under the Advisory         will not receive reduced services if it
                                             Agreement was fair and reasonable.           invests its cash balances in such money
o The quality of services to be provided                                                  mar-
by AIM. The Board reviewed the credentials   o Fees relative to those of comparable
and experience of the officers and           funds with other advisors. The Board
employees of AIM who will provide invest-    reviewed the advisory fee rate for the
                                             Fund under the Advisory Agreement. The

                                                                                                                         (continued)

AIM STRUCTURED CORE FUND

ket funds. The Board noted that, to the      employed by AIM and its affiliates to        Fund. Based on the review of these and
extent the Fund invests uninvested cash in   provide those services. Based on the         other factors, the Board concluded that
affiliated money market funds, AIM has       review of these and other factors, the       the quality of services to be provided by
voluntarily agreed to waive a portion of     Board concluded that AIM and its             the Sub-Advisor was appropriate and that
the advisory fees it receives from the       affiliates were qualified to continue to     the Sub-Advisor currently is providing
Fund attributable to such investment. The    provide non-investment advisory services     satisfactory services in accordance with
Board further determined that the proposed   to the Fund, including administrative,       the terms of the Sub-Advisory Agreement.
securities lending program and related       transfer agency and distribution services,
procedures with respect to the lending       and that AIM and its affiliates currently    o The performance of the Fund relative to
Fund is in the best interests of the         are providing satisfactory non-investment    comparable funds. Not applicable because
lending Fund and its respective              advisory services.                           the Fund has not been in operation for a
shareholders. The Board therefore                                                         full calendar year.
concluded that the investment of cash        o Other factors and current trends. The
collateral received in connection with the   Board considered the steps that AIM and      o The performance of the Fund relative to
securities lending program in the money      its affiliates have taken over the last      indices. Not applicable because the Fund
market funds according to the procedures     several years, and continue to take, in      has not been in operation for a full
is in the best interests of the lending      order to improve the quality and             calendar year.
Fund and its respective shareholders.        efficiency of the services they provide to
                                             the Funds in the areas of investment         o Meetings with the Fund's portfolio
o Independent written evaluation and         performance, product line diversification,   managers and investment personnel. With
recommendations of the Fund's Senior         distribution, fund operations, shareholder   respect to the Fund, the Board is meeting
Officer. The Board noted that, upon their    services and compliance. The Board           periodically with such Fund's portfolio
direction, the Senior Officer of the Fund,   concluded that these steps taken by AIM      managers and/or other investment personnel
who is independent of AIM and AIM's          have improved, and are likely to continue    and believes that such individuals are
affiliates, had prepared an independent      to improve, the quality and efficiency of    competent and able to continue to carry
written evaluation in order to assist the    the services AIM and its affiliates          out their responsibilities under the
Board in determining the reasonableness of   provide to the Fund in each of these         Sub-Advisory Agreement.
the proposed management fees of the AIM      areas, and support the Board's approval of
Funds, including the Fund. The Board noted   the continuance of the Advisory Agreement    o Overall performance of the Sub-Advisor.
that the Senior Officer's written            for the Fund.                                Not applicable because the Fund has not
evaluation had been relied upon by the                                                    been in operation for a full calendar
Board in this regard in lieu of a            APPROVAL OF SUB-ADVISORY AGREEMENT           year.
competitive bidding process. In
determining whether to continue the          The Board oversees the management of the     o Fees relative to those of clients of the
Advisory Agreement for the Fund, the Board   Fund and, as required by law, determines     Sub-Advisor with comparable investment
considered the Senior Officer's written      annually whether to approve the              strategies. The Board reviewed the
evaluation.                                  continuance of the Fund's sub-advisory       sub-advisory fee rate for the Fund under
                                             agreement. Based upon the recommendation     the Sub-Advisory Agreement and the
o Profitability of AIM and its affiliates.   of the Investments Committee of the Board,   sub-advisory fees paid thereunder. The
The Board reviewed information concerning    at a meeting held on June 27, 2006, the      Board noted that this rate was comparable
the profitability of AIM's (and its          Board, including all of the independent      to or above the total advisory fee rates
affiliates') investment advisory and other   trustees, approved the continuance of the    for seven separately managed accounts/wrap
activities and its financial condition.      sub-advisory agreement (the "Sub-Advisory    accounts managed by the Sub-Advisor with
The Board considered the overall             Agreement") between INVESCO Institutional    investment strategies comparable to those
profitability of AIM. The Board noted that   (N.A.), Inc. (the "Sub-Advisor") and AIM     of the Fund and below the total advisory
AIM's operations remain profitable,          with respect to the Fund for another year,   fee rates for 81 separately managed
although increased expenses in recent        effective July 1, 2006.                      accounts/wrap accounts managed by the
years have reduced AIM's profitability.                                                   Sub-Advisor with investment strategies
Based on the review of the profitability        The Board considered the factors          comparable to those of the Fund. The Board
of AIM's and its affiliates' investment      discussed below in evaluating the fairness   noted that AIM has agreed to limit the
advisory and other activities and its        and reasonableness of the Sub-Advisory       Fund's total annual operating expenses.
financial condition, the Board concluded     Agreement at the meeting on June 27, 2006    The Board also considered the services to
that the compensation to be paid by the      and as part of the Board's ongoing           be provided by the Sub-Advisor pursuant to
Fund to AIM under its Advisory Agreement     oversight of the Fund. In their              the Sub-Advisory Agreement and the
was not excessive.                           deliberations, the Board and the             services to be provided by AIM pursuant to
                                             independent trustees did not identify any    the Advisory Agreement, as well as the
o Benefits of soft dollars to AIM. The       particular factor that was controlling,      allocation of fees between AIM and the
Board considered the benefits realized by    and each trustee attributed different        Sub-Advisor pursuant to the Sub-Advisory
AIM as a result of brokerage transactions    weights to the various factors.              Agreement. The Board noted that the
executed through "soft dollar"                                                            sub-advisory fees have no direct effect on
arrangements. Under these arrangements,         The discussion below serves as a          the Fund or its shareholders, as they are
brokerage commissions paid by the Fund       discussion of the material factors and the   paid by AIM to the Sub-Advisor, and that
and/or other funds advised by AIM are used   conclusions with respect thereto that        AIM and the Sub-Advisor are affiliates.
to pay for research and execution            formed the basis for the Board's approval    Based on this review, the Board concluded
services. This research may be used by AIM   of the Sub-Advisory Agreement. After         that the sub-advisory fee rate under the
in making investment decisions for the       consideration of all of the factors below    Sub-Advisory Agreement was fair and
Fund. The Board concluded that such          and based on its informed business           reasonable.
arrangements were appropriate.               judgment, the Board determined that the
                                             Sub-Advisory Agreement is in the best        o Profitability of AIM and its affiliates.
o AIM's financial soundness in light of      interests of the Fund and its shareholders   The Board reviewed information concerning
the Fund's needs. The Board considered       and that the compensation to the             the profitability of AIM's (and its
whether AIM is financially sound and has     Sub-Advisor under the Sub-Advisory           affiliates') investment advisory and other
the resources necessary to perform its       Agreement is fair and reasonable.            activities and its financial condition.
obligations under the Advisory Agreement,                                                 The Board considered the overall
and concluded that AIM has the financial        Unless otherwise stated, information      profitability of AIM. The Board noted that
resources necessary to fulfill its           presented below is as of June 27, 2006 and   AIM's operations remain profitable,
obligations under the Advisory Agreement.    does not reflect any changes that may have   although increased expenses in recent
                                             occurred since June 27, 2006, including      years have reduced AIM's profitability.
o Historical relationship between the Fund   but not limited to changes to the Fund's     Based on the review of the profitability
and AIM. In determining whether to approve   performance.                                 of AIM's and its affiliates' investment
the Advisory Agreement for the Fund, the                                                  advisory and other activities and its
Board also considered the prior              o The nature and extent of the advisory      financial condition, the Board concluded
relationship between AIM and the Fund, as    services to be provided by the               that the compensation to be paid by the
well as the Board's knowledge of AIM's       Sub-Advisor. The Board reviewed the          Fund to AIM under its Advisory Agreement
operations, and concluded that it was        services to be provided by the Sub-Advisor   was not excessive.
beneficial to maintain the current           under the Sub-Advisory Agreement. Based on
relationship, in part, because of such       such review, the Board concluded that the    o The Sub-Advisor's financial soundness in
knowledge. The Board also reviewed the       range of services to be provided by the      light of the Fund's needs. The Board
general nature of the non-investment         Sub-Advisor under the Sub-Advisory           considered whether the Sub-Advisor is
advisory services currently performed by     Agreement was appropriate and that the       financially sound and has the resources
AIM and its affiliates, such as              Sub-Advisor currently is providing           necessary to perform its obligations under
administrative, transfer agency and          services in accordance with the terms of     the Sub-Advisory Agreement, and concluded
distribution services, and the fees          the Sub-Advisory Agreement.                  that the Sub-Advisor has the financial
received by AIM and its affiliates for                                                    resources necessary to fulfill its
performing such services. In addition to     o The quality of services to be provided     obligations under the Sub-Advisory
reviewing such services, the trustees also   by the Sub-Advisor. The Board reviewed the   Agreement.
considered the organizational structure      credentials and experience of the officers
                                             and employees of the Sub-Advisor who will
                                             provide investment advisory services to
                                             the

Supplement to Semiannual Report dated 2/28/07

AIM STRUCTURED CORE FUND

INSTITUTIONAL CLASS SHARES                                                                   PLEASE NOTE THAT PAST PERFORMANCE IS
                                             ==========================================   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           CUMULATIVE TOTAL RETURNS                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     For periods ended 2/28/07                    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional                                                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      Inception (3/31/06)                10.52%    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   6 Months                            8.36     MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         ==========================================   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    CUMULATIVE TOTAL RETURNS                     INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             For periods ended 12/31/06,most recent       MORE INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             Inception (3/31/06)                11.13%
                                             6 Months                           12.37
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             HAVE BEEN LOWER.
==========================================
NASDAQ SYMBOL                        SCIUX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com              SCOR-INS-2              A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the result   actual ending account balance or expenses
ongoing costs, including management fees     by the number in the table under the         you paid for the period. You may use this
and other Fund expenses. This example is     heading entitled "Actual Expenses Paid       information to compare the ongoing costs
intended to help you understand your         During Period" to estimate the expenses      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   you paid on your account during this         To do so, compare this 5% hypothetical
the Fund and to compare these costs with     period.                                      example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period September 1, 2006, through     The table below also provides information    the table are meant to highlight your
February 28, 2007.                           about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return. The   costs of owning different funds.
actual account values and actual expenses.   Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    February 28, 2007, appears in the table on
estimate the expenses that you paid over     the front of this supplement.
the period. Simply

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)            PERIOD(2)         RATIO

Institutional      $1,000.00              $1,083.60               $4.18        $1,020.78             $4.06             0.81%

(1)  The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
     February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the
     Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2007, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com              SCOR-INS-2              A I M Distributors, Inc.

AIM Structured Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.05%

AEROSPACE & DEFENSE-5.34%

Boeing Co. (The)                                   900     $   78,543
---------------------------------------------------------------------
Honeywell International Inc.                       150          6,966
---------------------------------------------------------------------
Lockheed Martin Corp.                              800         77,824
---------------------------------------------------------------------
Raytheon Co.                                        50          2,677
---------------------------------------------------------------------
United Technologies Corp.                          800         52,504
=====================================================================
                                                              218,514
=====================================================================

AIR FREIGHT & LOGISTICS-1.20%

United Parcel Service, Inc.-Class B                700         49,133
=====================================================================

AIRLINES-0.67%

AMR Corp.(a)                                       800         27,272
=====================================================================

APPAREL RETAIL-0.89%

American Eagle Outfitters, Inc.                  1,000         31,050
---------------------------------------------------------------------
TJX Cos., Inc. (The)                               200          5,500
=====================================================================
                                                               36,550
=====================================================================

APPLICATION SOFTWARE-1.48%

BEA Systems, Inc.(a)                             1,600         19,088
---------------------------------------------------------------------
Intuit Inc.(a)                                   1,400         41,314
=====================================================================
                                                               60,402
=====================================================================

AUTOMOBILE MANUFACTURERS-1.05%

General Motors Corp.                             1,350         43,092
=====================================================================

AUTOMOTIVE RETAIL-0.15%

AutoZone, Inc.(a)                                   50          6,265
=====================================================================

BIOTECHNOLOGY-0.55%

Biogen Idec Inc.(a)                                500         22,595
=====================================================================

BROADCASTING & CABLE TV-0.99%

CBS Corp.-Class B                                  250          7,588
---------------------------------------------------------------------
Comcast Corp.-Class A(a)                         1,275         32,793
=====================================================================
                                                               40,381
=====================================================================

COMMUNICATIONS EQUIPMENT-3.52%

Cisco Systems, Inc.(a)                           4,200        108,948
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                250         35,152
=====================================================================
                                                              144,100
=====================================================================

COMPUTER HARDWARE-3.49%

Hewlett-Packard Co.                              2,450         96,481
---------------------------------------------------------------------
International Business Machines Corp.              500         46,505
=====================================================================
                                                              142,986
=====================================================================

                                               SHARES        VALUE
---------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.23%

Lexmark International, Inc.-Class A(a)             500     $   30,280
---------------------------------------------------------------------
QLogic Corp.(a)                                  1,150         20,229
=====================================================================
                                                               50,509
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.33%

Cummins Inc.                                        50          6,734
---------------------------------------------------------------------
Terex Corp.(a)                                     100          6,584
=====================================================================
                                                               13,318
=====================================================================

CONSUMER FINANCE-0.63%

AmeriCredit Corp.(a)                             1,050         25,641
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.51%

Electronic Data Systems Corp.                      750         21,015
=====================================================================

DEPARTMENT STORES-3.74%

Dillard's, Inc.-Class A                            250          8,350
---------------------------------------------------------------------
J.C. Penney Co., Inc.                              900         72,999
---------------------------------------------------------------------
Kohl's Corp.(a)                                  1,000         68,990
---------------------------------------------------------------------
Nordstrom, Inc.                                     50          2,654
=====================================================================
                                                              152,993
=====================================================================

DIVERSIFIED CHEMICALS-0.19%

E. I. du Pont de Nemours and Co.                   150          7,613
=====================================================================

DIVERSIFIED METALS & MINING-0.43%

Southern Copper Corp. (Peru)                       250         17,600
=====================================================================

ELECTRIC UTILITIES-0.38%

American Electric Power Co., Inc.                  350         15,701
=====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.58%

Emerson Electric Co.                             1,500         64,635
=====================================================================

FOOD RETAIL-1.82%

Kroger Co. (The)                                 2,500         64,175
---------------------------------------------------------------------
Safeway Inc.                                       300         10,371
=====================================================================
                                                               74,546
=====================================================================

GENERAL MERCHANDISE STORES-0.76%

Big Lots, Inc.(a)                                1,250         31,288
=====================================================================

HEALTH CARE DISTRIBUTORS-2.02%

AmerisourceBergen Corp.                          1,200         63,204
---------------------------------------------------------------------
McKesson Corp.                                     350         19,516
=====================================================================
                                                               82,720
=====================================================================

AIM Structured Core Fund


                                               SHARES        VALUE
---------------------------------------------------------------------

HEALTH CARE SERVICES-0.10%

Laboratory Corp. of America Holdings(a)             50     $    3,988
=====================================================================

HOUSEHOLD PRODUCTS-0.08%

Procter & Gamble Co. (The)                          50          3,175
=====================================================================

HOUSEWARES & SPECIALTIES-0.30%

Newell Rubbermaid Inc.                             400         12,248
=====================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.02%

TXU Corp.                                        1,250         82,688
=====================================================================

INDUSTRIAL CONGLOMERATES-2.62%

3M Co.                                             550         40,744
---------------------------------------------------------------------
General Electric Co.                             1,900         66,348
=====================================================================
                                                              107,092
=====================================================================

INDUSTRIAL MACHINERY-1.48%

Illinois Tool Works Inc.                         1,100         56,870
---------------------------------------------------------------------
SPX Corp.                                           50          3,495
=====================================================================
                                                               60,365
=====================================================================

INDUSTRIAL REIT'S-0.32%

ProLogis                                           200         13,226
=====================================================================

INTEGRATED OIL & GAS-6.30%

Chevron Corp.                                      450         30,874
---------------------------------------------------------------------
Exxon Mobil Corp.                                2,850        204,288
---------------------------------------------------------------------
Marathon Oil Corp.                                 250         22,685
=====================================================================
                                                              257,847
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.36%

AT&T Inc.                                          651         23,938
---------------------------------------------------------------------
Qwest Communications International Inc.(a)       8,200         72,816
=====================================================================
                                                               96,754
=====================================================================

INTERNET RETAIL-0.53%

IAC/InterActiveCorp.(a)                            550         21,560
=====================================================================

INTERNET SOFTWARE & SERVICES-0.85%

Akamai Technologies, Inc.(a)                       500         25,785
---------------------------------------------------------------------
Google Inc.-Class A(a)                              20          8,989
=====================================================================
                                                               34,774
=====================================================================

INVESTMENT BANKING & BROKERAGE-7.56%

Goldman Sachs Group, Inc. (The)                    450         90,720
---------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      950         69,635
---------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          750         62,760
---------------------------------------------------------------------
Morgan Stanley                                   1,150         86,158
=====================================================================
                                                              309,273
=====================================================================

LEISURE PRODUCTS-0.29%

Mattel, Inc.                                       450         11,705
=====================================================================

                                               SHARES        VALUE
---------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES-0.26%

Applera Corp.-Applied Biosystems Group             350     $   10,808
=====================================================================

MANAGED HEALTH CARE-0.70%

CIGNA Corp.                                        200         28,500
=====================================================================

METAL & GLASS CONTAINERS-0.04%

Pactiv Corp.(a)                                     50          1,610
=====================================================================

MOTORCYCLE MANUFACTURERS-0.72%

Harley-Davidson, Inc.                              450         29,655
=====================================================================

MULTI-LINE INSURANCE-3.80%

American International Group, Inc.               1,700        114,070
---------------------------------------------------------------------
Loews Corp.                                        950         41,268
=====================================================================
                                                              155,338
=====================================================================

MULTI-UTILITIES-2.19%

PG&E Corp.                                       1,400         64,988
---------------------------------------------------------------------
Xcel Energy, Inc.                                1,050         24,811
=====================================================================
                                                               89,799
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.18%

Encana Corp (Canada)                               150          7,290
=====================================================================

OIL & GAS REFINING & MARKETING-1.00%

Tesoro Corp.                                       450         41,013
=====================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-7.87%

Bank of America Corp.                            2,100        106,827
---------------------------------------------------------------------
Citigroup Inc.                                   2,750        138,600
---------------------------------------------------------------------
JPMorgan Chase & Co.                             1,550         76,570
=====================================================================
                                                              321,997
=====================================================================

PAPER PACKAGING-0.07%

Temple-Inland Inc.                                  50          2,990
=====================================================================

PHARMACEUTICALS-7.09%

Forest Laboratories, Inc.(a)                       700         36,232
---------------------------------------------------------------------
Johnson & Johnson                                  200         12,610
---------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    1,550         28,907
---------------------------------------------------------------------
Merck & Co. Inc.                                 2,150         94,944
---------------------------------------------------------------------
Pfizer Inc.                                      4,700        117,312
=====================================================================
                                                              290,005
=====================================================================

PROPERTY & CASUALTY INSURANCE-0.94%

ACE Ltd.                                           100          5,616
---------------------------------------------------------------------
Allstate Corp. (The)                               550         33,033
=====================================================================
                                                               38,649
=====================================================================

RESIDENTIAL REIT'S-0.84%

AvalonBay Communities, Inc.                        250         34,390
=====================================================================

RETAIL REIT'S-0.61%

Kimco Realty Corp.                                 500         25,130
=====================================================================

AIM Structured Core Fund


                                               SHARES        VALUE
---------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.95%

MEMC Electronic Materials, Inc.(a)                 750     $   38,678
=====================================================================

SEMICONDUCTORS-1.25%

NVIDIA Corp.(a)                                  1,650         51,150
=====================================================================

SOFT DRINKS-3.28%

Coca-Cola Co. (The)                              1,450         67,686
---------------------------------------------------------------------
PepsiCo, Inc.                                    1,050         66,307
=====================================================================
                                                              133,993
=====================================================================

SPECIALTY STORES-0.68%

Office Depot, Inc.(a)                              750         25,020
---------------------------------------------------------------------
OfficeMax Inc.                                      50          2,595
=====================================================================
                                                               27,615
=====================================================================

STEEL-2.76%

Nucor Corp.                                      1,200         73,044
---------------------------------------------------------------------
United States Steel Corp.                          450         39,879
=====================================================================
                                                              112,923
=====================================================================

SYSTEMS SOFTWARE-2.49%

BMC Software, Inc.(a)                              750         23,145
---------------------------------------------------------------------
McAfee Inc.(a)                                     100          3,012
---------------------------------------------------------------------
Microsoft Corp.                                  1,750         49,297
---------------------------------------------------------------------
Oracle Corp.(a)                                  1,600         26,288
=====================================================================
                                                              101,742
=====================================================================

                                               SHARES        VALUE
---------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-0.73%

Fannie Mae                                         300     $   17,019
---------------------------------------------------------------------
Freddie Mac                                        200         12,836
=====================================================================
                                                               29,855
=====================================================================

TOBACCO-2.84%

Altria Group, Inc.                               1,300        109,564
---------------------------------------------------------------------
Loews Corp-Carolina Group                           50          3,601
---------------------------------------------------------------------
UST Inc.                                            50          2,903
=====================================================================
                                                              116,068
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $3,694,622)                           4,052,762
=====================================================================

MONEY MARKET FUNDS-0.90%

Liquid Assets Portfolio-Institutional
  Class(b)                                      18,399         18,399
---------------------------------------------------------------------
Premier Portfolio-Institutional Class(b)        18,399         18,399
=====================================================================
    Total Money Market Funds (Cost $36,798)                    36,798
=====================================================================
TOTAL INVESTMENTS-99.95% (Cost $3,731,420)                  4,089,560
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                             2,020
=====================================================================
NET ASSETS-100.00%                                         $4,091,580
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $3,694,622)          $4,052,762
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $36,798)                                     36,798
===========================================================
    Total Investments (Cost $3,731,420)           4,089,560
===========================================================
Receivables for:
  Fund shares sold                                    1,500
-----------------------------------------------------------
  Dividends                                           8,899
-----------------------------------------------------------
  Fund expenses absorbed                              7,293
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,951
-----------------------------------------------------------
Other assets                                         38,048
===========================================================
    Total assets                                  4,147,251
___________________________________________________________
===========================================================

LIABILITIES:

Trustee deferred compensation and retirement
  plans payable                                       1,951
-----------------------------------------------------------
Accrued distribution fees                             3,468
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,312
-----------------------------------------------------------
Accrued transfer agent fees                             269
-----------------------------------------------------------
Accrued operating expenses                           47,671
===========================================================
    Total liabilities                                55,671
===========================================================
Net assets applicable to shares outstanding      $4,091,580
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $3,756,386
-----------------------------------------------------------
Undistributed net investment income                   3,749
-----------------------------------------------------------
Undistributed net realized gain (loss)              (26,695)
-----------------------------------------------------------
Unrealized appreciation                             358,140
===========================================================
                                                 $4,091,580
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $1,302,730
___________________________________________________________
===========================================================
Class B                                          $  736,813
___________________________________________________________
===========================================================
Class C                                          $  725,151
___________________________________________________________
===========================================================
Class R                                          $  663,879
___________________________________________________________
===========================================================
Institutional Class                              $  663,007
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             120,068
___________________________________________________________
===========================================================
Class B                                              67,957
___________________________________________________________
===========================================================
Class C                                              66,892
___________________________________________________________
===========================================================
Class R                                              61,242
___________________________________________________________
===========================================================
Institutional Class                                  61,064
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.85
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.85 divided by
      94.50%)                                    $    11.48
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.84
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.84
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.84
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  33,654
-----------------------------------------------------------------------
Dividends from affiliated money market funds                        360
=======================================================================
    Total investment income                                      34,014
=======================================================================

EXPENSES:

Advisory fees                                                    11,654
-----------------------------------------------------------------------
Administrative services fees                                     24,794
-----------------------------------------------------------------------
Custodian fees                                                    1,632
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         1,497
-----------------------------------------------------------------------
  Class B                                                         3,547
-----------------------------------------------------------------------
  Class C                                                         3,378
-----------------------------------------------------------------------
  Class R                                                         1,626
-----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              1,062
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                  3
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         7,853
-----------------------------------------------------------------------
Registration and filing fees                                     59,388
-----------------------------------------------------------------------
Reports to shareholders                                          13,603
-----------------------------------------------------------------------
Professional services fees                                       43,429
-----------------------------------------------------------------------
Other                                                             2,647
=======================================================================
    Total expenses                                              176,113
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (151,471)
=======================================================================
    Net expenses                                                 24,642
=======================================================================
Net investment income                                             9,372
=======================================================================

REALIZED AND UNREALIZED GAIN:

Net realized gain from investment securities                     19,374
=======================================================================
Change in net unrealized appreciation of investment
  securities                                                    254,735
=======================================================================
Net realized and unrealized gain                                274,109
=======================================================================
Net increase in net assets resulting from operations          $ 283,481
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and period March 31, 2006 (date operations commenced) through August 31, 2006
(Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    9,372        $    9,240
----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                          19,374           (46,069)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                            254,735           103,405
==============================================================================================
    Net increase in net assets resulting from operations           283,481            66,576
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (20,605)               --
----------------------------------------------------------------------------------------------
  Class B                                                           (7,234)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (6,815)               --
----------------------------------------------------------------------------------------------
  Class R                                                           (9,690)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                              (11,700)               --
==============================================================================================
    Decrease in net assets resulting from distributions            (56,044)               --
==============================================================================================
Share transactions-net:
  Class A                                                          253,719           960,946
----------------------------------------------------------------------------------------------
  Class B                                                           52,549           630,331
----------------------------------------------------------------------------------------------
  Class C                                                           59,007           615,597
----------------------------------------------------------------------------------------------
  Class R                                                           13,698           600,010
----------------------------------------------------------------------------------------------
  Institutional Class                                               11,700           600,010
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                  390,673         3,406,894
==============================================================================================
    Net increase in net assets                                     618,110         3,473,470
==============================================================================================

NET ASSETS:

  Beginning of period                                            3,473,470                --
==============================================================================================
  End of period (including undistributed net investment
    income of $3,749 and $50,421, respectively)                 $4,091,580        $3,473,470
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Core Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Structured Core Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset

AIM Structured Core Fund

future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended February 28, 2007, AIM waived advisory fees and reimbursed expenses of $149,331 and reimbursed class level expenses of $393, $233, $222, $214 and $3 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ending February 28, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2007, ADI advised the Fund that it retained $367 in front-end sales commissions from the sale of Class A shares and $0, $0, $26 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended February 28, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                          UNREALIZED
                              VALUE       PURCHASES       PROCEEDS       APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                        08/31/06       AT COST       FROM SALES     (DEPRECIATION)     02/28/07       INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                      $   --        $ 64,533       $(46,134)         $   --          $18,399        $181         $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-Institutional
  Class                          --          64,533        (46,134)             --           18,399         179             --
=================================================================================================================================
  Total Investments in
    Affiliates               $   --        $129,066       $(92,268)         $   --          $36,798        $360         $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS


The expense offset arrangements are comprised of (i) custodian credits which result from periodic overnight cash balances at the custodian and (ii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended February 28, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,075.

AIM Structured Core Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2007, the Fund paid legal fees of $2,005 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS


Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended February 28, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.


NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2014                                                    $43,754
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2007 was $1,590,691 and $1,253,304, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $396,530
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (39,193)
==============================================================================
Net unrealized appreciation of investment securities                $357,337
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,732,223.

AIM Structured Core Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                                                 MARCH 31, 2006
                                                                                                (DATE OPERATIONS
                                                                                                   COMMENCED)
                                                                   SIX MONTHS ENDED                  THROUGH
                                                                     FEBRUARY 28,                  AUGUST 31,
                                                                       2007(A)                        2006
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       26,290        $285,223         98,774      $  981,684
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        6,224          66,801         66,127         660,015
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        5,183          57,004         61,527         615,597
---------------------------------------------------------------------------------------------------------------------
  Class R                                                          361           4,008         60,001         600,010
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --              --         60,001         600,010
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        1,872          20,605             --              --
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          656           7,233             --              --
---------------------------------------------------------------------------------------------------------------------
  Class C                                                          618           6,815             --              --
---------------------------------------------------------------------------------------------------------------------
  Class R                                                          880           9,690             --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            1,063          11,700             --              --
=====================================================================================================================
Reacquired:
  Class A                                                       (4,770)        (52,109)        (2,098)        (20,738)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,953)        (21,485)        (3,097)        (29,684)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         (436)         (4,812)            --              --
=====================================================================================================================
                                                                35,988        $390,673        341,235      $3,406,894
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  81% of the outstanding shares of the Fund are owned by AIM.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

AIM Structured Core Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                                                 (DATE OPERATIONS
                                                               SIX MONTHS           COMMENCED)
                                                                 ENDED               THROUGH
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.19               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.04(a)              0.04
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.80                 0.15
=================================================================================================
    Total from investment operations                               0.84                 0.19
=================================================================================================
Less distributions from net investment income                     (0.18)                  --
=================================================================================================
Net asset value, end of period                                   $10.85               $10.19
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    8.21%                1.90%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,303               $  985
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.06%(c)             1.06%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                8.81%(c)            10.44%(d)
=================================================================================================
Ratio of net investment income to average net assets               0.69%(c)             0.95%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           33%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,207,192.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            CLASS B
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                                                 (DATE OPERATIONS
                                                               SIX MONTHS           COMMENCED)
                                                                 ENDED               THROUGH
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.16               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)(a)             0.01
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.79                 0.15
=================================================================================================
    Total from investment operations                               0.79                 0.16
=================================================================================================
Less distributions from net investment income                     (0.11)                  --
=================================================================================================
Net asset value, end of period                                   $10.84               $10.16
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    7.76%                1.60%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  737               $  640
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.81%(c)             1.81%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                9.56%(c)            11.19%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets       (0.06)%(c)            0.20%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           33%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $715,236.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Core Fund

                                                                            CLASS C
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                                                 (DATE OPERATIONS
                                                               SIX MONTHS           COMMENCED)
                                                                 ENDED               THROUGH
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.16               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)(a)             0.01
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.79                 0.15
=================================================================================================
    Total from investment operations                               0.79                 0.16
=================================================================================================
Less distributions from net investment income                     (0.11)                  --
=================================================================================================
Net asset value, end of period                                   $10.84               $10.16
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    7.76%                1.60%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  725               $  625
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.81%(c)             1.81%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                9.56%(c)            11.19%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets       (0.06)%(c)            0.20%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           33%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $681,256.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            CLASS R
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                                                 (DATE OPERATIONS
                                                               SIX MONTHS           COMMENCED)
                                                                 ENDED               THROUGH
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.18               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02(a)              0.03
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.80                 0.15
=================================================================================================
    Total from investment operations                               0.82                 0.18
=================================================================================================
Less distributions from net investment income                     (0.16)                  --
=================================================================================================
Net asset value, end of period                                   $10.84               $10.18
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    8.05%                1.80%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  664               $  611
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.31%(c)             1.31%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                9.06%(c)            10.69%(d)
=================================================================================================
Ratio of net investment income to average net assets               0.44%(c)             0.70%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           33%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $655,836.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Core Fund

                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                                                 (DATE OPERATIONS
                                                               SIX MONTHS           COMMENCED)
                                                                 ENDED               THROUGH
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.20               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.05(a)              0.05
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.81                 0.15
=================================================================================================
    Total from investment operations                               0.86                 0.20
=================================================================================================
Less distributions from net investment income                     (0.20)                  --
=================================================================================================
Net asset value, end of period                                   $10.86               $10.20
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    8.36%                2.00%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  663               $  612
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.81%(c)             0.80%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                8.50%(c)            10.14%(d)
=================================================================================================
Ratio of net investment income to average net assets               0.94%(c)             1.21%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           33%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $657,280.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Structured Core Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Core Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch
                                  Todd L. Spillane                              INVESTMENT ADVISOR
Bruce L. Crockett                 Chief Compliance Officer                      A I M Advisors, Inc.
Chair                                                                           11 Greenway Plaza
                                  Russell C. Burk                               Suite 100
Albert R. Dowden                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Jack M. Fields                    John M. Zerr                                  TRANSFER AGENT
                                  Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
Martin L. Flanagan                Legal Officer                                 P.O. Box 4739
                                                                                Houston, TX 77210-4739
Carl Frischling                   Sidney M. Dilgren
                                  Vice President, Treasurer                     CUSTODIAN
Robert H. Graham                  and Principal Financial Officer               State Street Bank and Trust Company
Vice Chair                                                                      225 Franklin Street
                                  Lisa O. Brinkley                              Boston, MA 02110-2801
Prema Mathai-Davis                Vice President
                                                                                COUNSEL TO THE FUND
Lewis F. Pennock                  Kevin M. Carome                               Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
Ruth H. Quigley                                                                 1735 Market Street, 51st Floor
                                  Patrick J.P. Farmer                           Philadelphia, PA 19103-7599
Larry Soll                        Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
Raymond Stickel, Jr.              Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
Philip A. Taylor                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.)
                                                                                One Midtown Plaza
                                                                                1360 Peachtree Street, N.E.
                                                                                Suite 100
                                                                                Atlanta, GA 30309-3262

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
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Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management       --Registered Trademark--
        Funds                             Plans    Accounts
===================================================================================

                                                      AIM Structured Growth Fund
                           Semiannual Report to Shareholders - February 28, 2007

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Growth

Table of Contents

Supplemental Information ........     2
Letters to Shareholders .........     3
Performance Summary .............     5
Management Discussion ...........     5
Fund Performance ................     7
Fund Expenses ...................     8
Approval of Advisory Agreement ..     9
Schedule of Investments .........   F-1
Financial Statements ............   F-4
Notes to Financial Statements ...   F-7
Financial Highlights ............   F-13
Trustees and Officers ...........   F-17

[AIM INVESTMENT SOLUTIONS]

       [GRAPHIC]               [GRAPHIC]
   [DOMESTIC EQUITY]         [FIXED INCOME]

       [GRAPHIC]                [GRAPHIC]                [GRAPHIC]
     [TARGET RISK]         [TARGET MATURITY]     [DIVERSIFIED PORTFOLIOS]

       [GRAPHIC]               [GRAPHIC]
    [SECTOR EQUITY]      [INTERNATIONAL/GLOBAL
                                 EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM STRUCTURED GROWTH FUND

AIM STRUCTURED GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF
CAPITAL.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     o The Fund may use leverage, which entails   o The unmanaged Lipper LARGE-CAP GROWTH
investment for retirement plans maintained   special risks such as magnifying changes     FUNDS INDEX represents an average of the
pursuant to Section 401 of the Internal      in the value of the portfolio's              performance of the largest
Revenue Code, including 401(k) plans,        securities.                                  large-capitalization growth funds tracked
money purchase pension plans and profit                                                   by Lipper Inc., an independent mutual fund
sharing plans, except for plans that have    o The Fund may use enhanced investment       performance monitor.
existing accounts invested in Class B        techniques such as derivatives. The
shares.                                      principal risk of investments in             o The Fund is not managed to track the
                                             derivatives is that the fluctuation in       performance of any particular index,
o Class R shares are available only to       their values may not correlate perfectly     including the indexes defined here, and
certain retirement plans. Please see the     with the overall securities markets.         consequently, the performance of the Fund
prospectus for more information.             Derivatives are subject to counter party     may deviate significantly from the
                                             risk-the risk that the other party will      performance of the index.
PRINCIPAL RISKS OF INVESTING IN THE FUND     not complete the transaction with the
                                             Fund.                                        o A direct investment cannot be made in an
o Foreign securities have additional                                                      index. Unless otherwise indicated, index
risks, including exchange rate changes,      o Interest rate increases can cause the      results include reinvested dividends, and
political and economic upheaval, the         price of debt securities to decrease; the    they do not reflect sales charges.
relative lack of information about these     longer a debt security's duration, the       Performance of an index of funds reflects
companies, relatively low market liquidity   more sensitive it is to risk.                fund expenses; performance of a market
and the potential lack of strict financial                                                index does not.
and accounting controls and standards.       o The Fund may invest in debt securities
                                             such as notes and bonds that carry           OTHER INFORMATION
o The prices of and the income generated     interest rate risk and credit risk.
by securities held by the Fund may decline                                                o The returns shown in the management's
in response to certain factors, including    o The Fund invests in "growth stocks"        discussion of Fund performance are based
some directly involving the companies and    which may be more volatile than other        on net asset values calculated for
governments whose securities are owned by    investments because growth stocks are more   shareholder transactions. Generally
the Fund. These factors include general      sensitive to investor perceptions of an      accepted accounting principles require
economic and market conditions, regional     issuing company's growth potential.          adjustments to be made to the net assets
or global economic instability and                                                        of the Fund at period end for financial
currency and interest rate fluctuations.     ABOUT INDEXES USED IN THIS REPORT            reporting purposes, and as such, the net
                                                                                          asset values for shareholder transactions
o Prices of equity securities change in      o The unmanaged STANDARD & POOR'S            and the returns based on those net asset
response to many factors including the       COMPOSITE INDEX OF 500 STOCKS (the S&P 500   values may differ from the net asset
historical and prospective earnings of the   --REGISTERED TRADEMARK-- Index) is an        values and returns reported in the
issuer, the value of its assets, general     index of common stocks frequently used as    Financial Highlights.
economic conditions, interest rates,         a general measure of U.S. stock market
investor perceptions and market liquidity.   performance.                                 o Industry classifications used in this
                                                                                          report are generally according to the
o There is no guarantee that the             o The unmanaged RUSSELL 1000 --REGISTERED    Global Industry Classification Standard,
investment techniques and risk analyses      TRADEMARK-- GROWTH INDEX is a subset of      which was developed by and is the
used by the Fund's portfolio managers will   the unmanaged Russell 1000 --REGISTERED      exclusive property and a service mark of
produce the desired results.                 TRADEMARK-- Index, which represents the      Morgan Stanley Capital International Inc.
                                             performance of the stocks of                 and Standard & Poor's.
                                             large-capitalization companies; the Growth
                                             subset measures the performance of Russell   o The Chartered Financial Analyst
                                             1000 companies with higher price/book        --REGISTERED TRADEMARK-- (CFA --REGISTERED
                                             ratios and higher forecasted growth          TRADEMARK--) designation is a globally
                                             values. The Russell 1000 Growth Index and    recognized standard for measuring the
                                             the Russell 1000 Index are trademarks/       competence and integrity of investment
                                             service marks of the Frank Russell           professionals.
                                             Company. Russell --REGISTERED TRADEMARK--
                                             is a trade- mark of the Frank Russell
                                             Company.

                                                                                          Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                       AASGX
================================================================================          Class B Shares                       BASGX
                                                                                          Class C Shares                       CASGX
                                                                                          Class R Shares                       RASGX
                                                                                          ==========================================

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIMINVESTMENTS.COM
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                                        2


AIM Structured Growth Fund

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
                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
  [TAYLOR
   PHOTO]                                       Major U.S. stock market indexes rose during the reporting period, due to continued
                                             economic expansion and a cessation of interest rate increases by the U.S. Federal
                                             Reserve Board, among other factors.(1, 2) Major fixed-income indexes also produced positive returns during the reporting period.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive.
                                             But we all know that markets are unpredictable and subject to sudden change based on geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its unpredictability at, and immediately after, the close of the reporting period. At AIM
                                             Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and
Philip Taylor                                maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             Our commitment to you

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM Structured Growth Fund

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
   [CROCKETT
     PHOTO]                                     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders
Bruce L. Crockett                            and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.
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                                        4


AIM Structured Growth Fund

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
MANAGEMENT'S DISCUSSION                                                                   Each stock in the universe is evaluated on
OF FUND PERFORMANCE                                                                       four factors: earnings momentum, price
=======================================================================================   trend, management action and relative
PERFORMANCE SUMMARY                                                                       valuation. The sum of the scores from
                                             ==========================================   these four factors makes up the alpha
For the six month period ended February      FUND VS. INDEXES                             (excess return) forecast, relative to the
28, 2007, Class A shares of AIM Structured                                                average stock in the universe. Stocks are
Growth Fund, excluding applicable sales      Cumulative total returns, 8/31/06-2/28/07,   also evaluated on a multitude of other
charges, outperformed the Fund's             excluding applicable sales charges. If       factors to develop a stock-specific risk
style-specific benchmark, the Russell 1000   sales charges were included, returns would   forecast and transaction cost forecast.
Growth Index.(1) Information technology      be lower.
(IT) and financials were the best                                                         We then incorporate the alpha forecast,
performing sectors for the Fund while        Class A Shares                        9.77%  risk forecast and transaction cost
energy and telecommunication services                                                     forecast--using an optimizer (a software
holdings trailed the Fund's performance.     Class B Shares                        9.40   system)--to build a portfolio that we
                                                                                          believe is an optimal balance of the
   Your Fund's performance is shown on       Class C Shares                        9.40   stocks' potential return and risk. This
page 7.                                                                                   portfolio is constructed according to
                                             Class R Shares                        9.71   certain constraints that help ensure
                                                                                          that the Fund's relative performance and
                                             S&P 500 Index(1) (Broad Market               volatility remain within the Fund
                                             Index)                                8.93   strategy's guidelines. The portfolio is
                                                                                          continually monitored by the Fund
                                             Russell 1000 Growth Index(1)          9.54   management team. The overall investment
                                             (Style-Specific Index)                       process is repeated on a monthly basis to
                                                                                   8.49   determine which companies should be bought
                                             Lipper Large-Cap Growth Funds                or sold within the portfolio.
                                             Index(1) (Peer Group Index)
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             SOURCE:
                                                                                          The Fund delivered positive performance
                                             (1) LIPPER INC.                              for the six-month reporting period,
                                                                                          despite a turbulent market at the end of
                                             ==========================================   the period. For the most part, there was a
                                                                                          positive tone on Wall Street as many
                                                                                          economists pondered the market's version
                                                                                          of the Goldilocks tale where the economy
                                                                                          was not too hot or cold but "just right."
                                                                                          While we do not make macroeconomic
                                                                                          decisions in the

                                                                                                                         (continued)

=======================================================================================

How we invest                                   The investment process integrates
                                             the following key steps:
We manage your Fund to provide exposure to
large cap growth equity stocks. The          o Universe Development
portfolio is designed to outperform the
Russell 1000 Growth Index while minimizing   o Stock Rankings
the amount of active risk relative to the
benchmark. The Fund can be used as a         o Risk Assessment
long-term allocation to large cap stocks
that compliments other style-specific        o Portfolio Construction
strategies within a diversified asset
allocation strategy.                         o Trading

                                                While the companies included within the
                                             Russell 1000 Growth Index are used as a
                                             general guide for developing the
                                             investable universe, non-benchmark stocks
                                             may also be considered.

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Aerospace & Defense             8.0%        1. Cisco Systems, Inc.              5.1%

Information Technology                28.6%  2. Pharmaceuticals                 6.6       2. Microsoft Corp.                    3.9

Industrials                           19.4   3. Computer Hardware               5.4       3. Hewlett-Packard Co.                3.7

Consumer Discretionary                12.6   4. Systems Software                5.3       4. Lockheed Martin Corp.              3.6

Health Care                           10.0   5. Department Stores               5.1       5. Boeing Co. (The)                   3.5

Consumer Staples                       8.5   Total Net Assets       $119.24 million       6. TXU Corp.                          3.5

Financials                             7.1   Total Number of Holdings*           75       7. Google Inc.-Class A                3.3

Utilities                              3.5                                                8. Merck & Co. Inc.                   3.3

Energy                                 3.0                                                9. J.C. Penney Co., Inc.              3.3

Materials                              2.7                                                10. MEMC Electronic Materials, Inc.   3.0

Telecommunication Services             0.8

Money Market Funds, U.S. Treasury
   Bills Plus Other Assets Less
   Liabilities                         3.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

==========================================   ==========================================   ==========================================
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                                        5

AIM Structured Growth Fund

management of the Fund, as investors we      relative value made a positive               ADVICE OR RECOMMENDATIONS, OR AS AN OFFER
should be mindful of the fact that even in   contribution while price momentum was a      FOR A PARTICULAR SECURITY. THE INFORMATION
this classic children's tale, the bears      clear detractor. Overall, the model's        IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT
eventually came home. Accordingly, market    alpha was slightly negative for the          OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY
volatility is often encountered along the    period. This weakness was overcome by        OR THE FUND. STATEMENTS OF FACT ARE FROM
path of long-term investing.                 positive contributions from our sector       SOURCES CONSIDERED RELIABLE, BUT A I M
                                             over/under weight decisions and from a       ADVISORS, INC. MAKES NO REPRESENTATION OR
   The markets were encouraged by a series   slightly more aggressive position relative   WARRANTY AS TO THEIR COMPLETENESS OR
of reports indicating a continued healthy    to the overall market.                       ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
economic environment, and we saw positive                                                 IS NO GUARANTEE OF FUTURE RESULTS, THESE
performance across market capitalizations       In terms of risk management, we seek to   INSIGHTS MAY HELP YOU UNDERSTAND OUR
and sectors. (1,2) Many of the concerns      minimize any style biases in the             INVESTMENT MANAGEMENT PHILOSOPHY.
from 2006 relating to tensions in the        portfolio. Active managers typically add
Middle East, a new chairman of the U.S.      value in one of or a combination of four        See important Fund and index
Federal Reserve Board (the Fed) and the      areas: beta bias (relative volatility),      disclosures on the inside front cover.
economic impact of a cooling housing         style bias, sector/industry over/under
market began to fade. In August 2006, the    weight and stock selection. We attempt to    Jeremy S. Lefkowitz
Fed held interest rates steady after 17      add value through our stock selection
consecutive increases and a series of        decisions.                                   Portfolio manager, is lead manager of AIM
solid economic reports which indicated                                                    Structured Growth Fund. He began his
that economic growth had slowed and             Consequently, our risk management         investment career in 1968 and has been
inflation was within manageable levels.(3)   process seeks to neutralize the Fund's       associated with INVESCO Institutional
                                             exposure relative to the benchmark with      and/or its affiliates since 1982. Mr.
   Gross domestic product (GDP), a measure   regard to beta, style and sector/industry    Lefkowitz earned a B.S. in industrial
of economic growth, increased at a healthy   exposures.                                   engineering and an M.B.A. in finance from
annualized rate of 2.5% in the fourth                                                     Columbia University.
quarter of 2006. (1) This was a small           For the reporting period, our beta was
increase over the third quarter of 2006      slightly above market and added to           Daniel A. Kostyk
when GDP grew at an annualized rate of       performance. Our sector/industry
2.0%. (1) Much of the growth in the fourth   over/underweight decisions also              Chartered Financial Analyst, portfolio
quarter was driven by increases in           contributed slightly while our style         manager, is manager of AIM Structured
consumer spending and federal government     exposure (defined by Barra, Inc.) was a      Growth Fund. He has been associated with
expenditures.                                slight detractor.                            INVESCO Institutional and/or its
                                                                                          affiliates since 1995. Mr. Kostyk earned a
   Class A shares of AIM Structured Growth      Stock selection, within the portfolio,    B.S. in mechanical engineering from
Fund, excluding applicable sales charges,    was weak for the reporting period, which     Northwestern University and an M.B.A. from
outperformed the Russell 1000 Growth Index   is not surprising given the weakness in      the University of Chicago.
for the reporting period.(2) Among the       our price momentum concept. However,
sectors that contributed the most to the     avoidance of numerous benchmark stocks       Anthony J. Munchak
Fund's overall return were IT and            helped mitigate that weakness within the
financials. Within the IT sector, the Fund   portfolio. There are times, such as this     Chartered Financial Analyst, portfolio
benefited from its semiconductor holdings    reporting period, when an actively managed   manager, is manager of AIM Structured
while within the industrials sector, it      portfolio gains most not by what is in the   Growth Fund. He has been associated with
benefited from its aerospace and defense     portfolio but by what is not. Fund           INVESCO Institutional and/or its
holdings. Stocks from a variety of           holdings that contributed the most to        affiliates since 2000. Mr. Munchak earned
industries drove the performance of our      relative performance included AMR, MEMC      a B.S. and an M.S. from Boston College. He
financials sector holdings. It is            ELECTRONIC MATERIALS, CELGENE, FIRST         also earned an M.B.A. from Bentley
important to understand our investment       MARBLEHEAD AND GOOGLE. Among the largest     College.
process to better evaluate the drivers of    detractors from relative performance
our relative performance versus our          during the reporting period were MOTOROLA,   Glen E. Murphy
benchmark. We generally evaluate             RED HAT, FRONTIER OIL, BEA SYSTEMS and
performance based on the impact of our       CIRCUIT CITY.                                Chartered Financial Analyst, portfolio
stock selection and risk management.                                                      manager, is manager of AIM Structured
                                                Our strategy emphasizes stocks we         Growth Fund. He has been associated with
   For stock selection, we use the alpha     believe possess strong earnings growth,      INVESCO Institutional and/or its
forecast, risk forecast and transaction      positive price trends and reasonable         affiliates since 1995. Mr. Murphy earned a
cost forecast to build what we consider an   valuations. We appreciate your confidence    B.B.A. from the University of
optimal portfolio with the highest           in us and thank you for your continued       Massachusetts and an M.S. in finance from
potential alpha (excess return) given the    investment in AIM Structured Growth Fund.    Boston College.
risk level targets of the strategy. The
alpha model incorporates four factors:       Source:                                      Francis M. Orlando
earnings momentum, price trend, management
action and relative value. For the           (1) Bureau of Economic Analysis;             Chartered Financial Analyst, portfolio
reporting period, only                                                                    manager, is manager of AIM Structured
                                             (2) Lipper Inc.;                             Growth Fund. He has been associated with
                                                                                          INVESCO Institutional and/or its
                                             (3) U.S. Federal Reserve Board               affiliates since 1987. Mr. Orlando earned
                                                                                          a B.B.A. from Merrimack College and an
                                             THE VIEWS AND OPINIONS EXPRESSED IN          M.B.A. from Boston College.
                                             MANAGEMENT'S DISCUSSION OF FUND
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,     Assisted by the U.S. Structured Products
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT    Group Research Team
                                             TO CHANGE AT ANY TIME BASED ON FACTORS
                                             SUCH AS MARKET AND ECONOMIC CONDITIONS.      FOR A PRESENTATION OF YOUR FUND'S
                                             THESE VIEWS AND OPINIONS MAY NOT BE RELIED   PERFORMANCE, PLEASE SEE PAGE 7.
                                             UPON AS INVESTMENT
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                                        6


AIM Structured Growth Fund

YOUR FUND'S PERFORMANCE

==========================================   ==========================================

CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                     PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                                                                          RATIOS PRESENTED IN OTHER SECTIONS OF THIS
As of 2/28/07, including applicable          As of 12/31/06, the most recent calendar     REPORT THAT ARE BASED ON EXPENSES INCURRED
sales charges                                quarter-end, including applicable sales      DURING THE PERIOD COVERED BY THIS REPORT.
                                             charges
                                                                                             CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS A SHARES                               CLASS A SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Inception (3/31/06)                   3.03%  Inception (3/31/06)                   2.65%  AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
CLASS B SHARES                               CLASS B SHARES                               CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Inception (3/31/06)                   3.31%  Inception (3/31/06)                   3.01%  CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS C SHARES                               CLASS C SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
Inception (3/31/06)                   7.31%  Inception (3/31/06)                   7.01%  CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
CLASS R SHARES                               CLASS R SHARES                               HAVE A FRONT-END SALES CHARGE; RETURNS
Inception (3/31/06)                   8.83%  Inception (3/31/06)                   8.43%  SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
==========================================   ==========================================   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR.
THE PERFORMANCE DATA QUOTED REPRESENT PAST   WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN
PERFORMANCE AND CANNOT GUARANTEE             OR LOSS WHEN YOU SELL SHARES.                   THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT                                                        CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      THE NET ANNUAL FUND OPERATING EXPENSE     DIFFERENT SALES CHARGE STRUCTURES AND
VISIT AIMINVESTMENTS.COM FOR THE MOST        RATIO SET FORTH IN THE MOST RECENT FUND      CLASS EXPENSES.
RECENT MONTH-END PERFORMANCE. PERFORMANCE    PROSPECTUS AS OF THE DATE OF THIS REPORT
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    FOR CLASS A, CLASS B, CLASS C AND CLASS R       HAD THE ADVISOR NOT WAIVED FEES AND/OR
CHANGES IN NET ASSET VALUE AND THE EFFECT    CLASS SHARES WAS 1.00%, 1.75%, 1.75% AND     REIMBURSED EXPENSES, PERFORMANCE WOULD
OF THE MAXIMUM SALES CHARGE UNLESS           1.25%, RESPECTIVELY.1 THE TOTAL ANNUAL       HAVE BEEN LOWER.
OTHERWISE STATED. PERFORMANCE FIGURES DO     FUND OPERATING EXPENSE RATIO SET FORTH IN
NOT REFLECT DEDUCTION OF TAXES A             THE MOST RECENT FUND PROSPECTUS AS OF THE
SHAREHOLDER WOULD PAY ON FUND                DATE OF THIS REPORT FOR CLASS A, CLASS B,
DISTRIBUTIONS OR SALE OF FUND SHARES.        CLASS C AND CLASS R SHARES WAS 1.90%,
INVESTMENT RETURN AND PRINCIPAL VALUE        2.65%, 2.65% AND 2.15%, RESPECTIVELY. THE
                                             EXPENSE RATIOS

(1) The investment advisor has contractually agreed to waive fees and/or reimburse or limit certain fund expenses at least through
June 30, 2007. See the current prospectus for more information.

Continued from inside front cover

The Fund provides a complete list of its     Copies of the Fund's Forms N-Q may be        Client Services department at 800-959-4246
holdings four times in each fiscal year,     reviewed and copied at the SEC Public        or on the AIM Web site,
at the quarter-ends. For the second and      Reference Room in Washington, D.C. You can   AIMinvestments.com. On the home page,
fourth quarters, the lists appear in the     obtain information on the operation of the   scroll down and click on AIM Funds Proxy
Fund's semiannual and annual reports to      Public Reference Room, including             Policy. The information is also available
shareholders. For the first and third        information about duplicating fee charges,   on the SEC Web site, sec.gov.
quarters, the Fund files the lists with      by calling 202-942-8090 or 800-732-0330,
the Securities and Exchange Commission       or by electronic request at the following    Information regarding how the Fund voted
(SEC) on Form N-Q. The most recent list of   e-mail address: publicinfo@sec.gov. The      proxies related to its portfolio
portfolio holdings is available at           SEC file numbers for the Fund are            securities during the 12 months ended June
AIMinvestments.com. From our home page,      811-09913 and 333-36074.                     30, 2006, is available at our Web site. Go
click on Products & Performance, then                                                     to AIMinvestments.com, access the About Us
Mutual Funds, then Fund Overview. Select     A description of the policies and            tab, click on Required Notices and then
your Fund from the drop-down menu and        procedures that the Fund uses to determine   click on Proxy Voting Activity. Next,
click on Complete Quarterly Holdings.        how to vote proxies relating to portfolio    select the Fund from the drop-down menu.
Shareholders can also look up the Fund's     securities is available without charge,      The information is also available on the
Forms N-Q on the SEC Web site at sec.gov.    upon request, from our                       SEC Web site, sec.gov.

AIM Structured Growth Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the           deferred sales charges on redemptions, and
beginning of the period and held for the     Fund's actual expense ratio and an assumed   redemption fees, if any. Therefore, the
entire period September 1, 2006, through     rate of return of 5% per year before         hypothetical information is useful in
February 28, 2007.                           expenses, which is not the Fund's actual     comparing ongoing costs only, and will not
                                             return. The Fund's actual cumulative total   help you determine the relative total
ACTUAL EXPENSES                              returns at net asset value after expenses    costs of owning different funds. In
                                             for the six months ended February 28,        addition, if these transaction costs were
The table below provides information about   2007, appear in the table "Fund vs.          included, your costs would have been
actual account values and actual expenses.   Indexes" on page 5.                          higher.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)           PERIOD(2)           RATIO
   A               $1,000.00             $1,097.70                $5.25        $1,019.79             $5.06             1.01%
   B                1,000.00              1,094.00                 9.14         1,016.07              8.80             1.76
   C                1,000.00              1,094.00                 9.14         1,016.07              8.80             1.76
   R                1,000.00              1,097.10                 6.55         1,018.55              6.31             1.26

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM STRUCTURED GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       advisory services to the Fund. In            calendar year and noted that the Fund's
Series Trust (the "Board") oversees the      reviewing the qualifications of AIM to       rate was below the median rate of the
management of AIM Structured Growth Fund     provide investment advisory services, the    funds advised by other advisors with
(the "Fund") and, as required by law,        Board considered such issues as AIM's        investment strategies comparable to those
determines annually whether to approve the   portfolio and product review process,        of the Fund that the Board reviewed. The
continuance of the Fund's advisory           various back office support functions        Board noted that AIM has agreed to limit
agreement with A I M Advisors, Inc.          provided by AIM and AIM's equity and fixed   the Fund's total annual operating
("AIM"). Based upon the recommendation of    income trading operations. Based on the      expenses, as discussed below. The Board
the Investments Committee of the Board, at   review of these and other factors, the       also considered the fact that AIM set the
a meeting held on June 27, 2006, the         Board concluded that the quality of          proposed advisory fees for the Fund based
Board, including all of the independent      services to be provided by AIM was           upon the median effective management fee
trustees, approved the continuance of the    appropriate and that AIM currently is        rate (comprised of advisory fees plus, in
advisory agreement (the "Advisory            providing satisfactory services in           some cases, administrative fees) at
Agreement") between the Fund and AIM for     accordance with the terms of the Advisory    various asset levels of competitor mutual
another year, effective July 1, 2006.        Agreement.                                   funds with investment strategies
                                                                                          comparable to those of the Fund. In
   The Board considered the factors          o The performance of the Fund relative to    addition, the Board noted that the
discussed below in evaluating the fairness   comparable funds. Not applicable because     proposed advisory fees for the Fund are
and reasonableness of the Advisory           the Fund has not been in operation for a     slightly less than the uniform fee
Agreement at the meeting on June 27, 2006    full calendar year.                          schedule that applies to other mutual
and as part of the Board's ongoing                                                        funds advised by AIM with investment
oversight of the Fund. In their              o The performance of the Fund relative to    strategies comparable to those of the
deliberations, the Board and the             indices. Not applicable because the Fund     Fund, which uniform fee schedule includes
independent trustees did not identify any    has not been in operation for a full         breakpoints and is based on net asset
particular factor that was controlling,      calendar year.                               levels. Based on this review, the Board
and each trustee attributed different                                                     concluded that the advisory fee rate for
weights to the various factors.              o Meetings with the Fund's portfolio         the Fund under the Advisory Agreement was
                                             managers and investment personnel. With      fair and reasonable.
   One responsibility of the independent     respect to the Fund, the Board is meeting
Senior Officer of the Fund is to manage      periodically with such Fund's portfolio      o Expense limitations and fee waivers. The
the process by which the Fund's proposed     managers and/or other investment personnel   Board noted that AIM has contractually
management fees are negotiated to ensure     and believes that such individuals are       agreed to waive fees and/or limit expenses
that they are negotiated in a manner which   competent and able to continue to carry      of the Fund through June 30, 2007 in an
is at arms' length and reasonable. To that   out their responsibilities under the         amount necessary to limit total annual
end, the Senior Officer must either          Advisory Agreement.                          operating expenses to a specified
supervise a competitive bidding process or                                                percentage of average daily net assets for
prepare an independent written evaluation.   o Overall performance of AIM. Not            each class of the Fund. The Board
The Senior Officer has recommended an        applicable because the Fund has not been     considered the contractual nature of this
independent written evaluation in lieu of    in operation for a full calendar year.       fee waiver/expense limitation and noted
a competitive bidding process and, upon                                                   that it remains in effect until June 30,
the direction of the Board, has prepared     o Fees relative to those of clients of AIM   2007. The Board considered the effect this
such an independent written evaluation.      with comparable investment strategies. The   fee waiver/expense limitation would have
Such written evaluation also considered      Board reviewed the effective advisory fee    on the Fund's estimated expenses and
certain of the factors discussed below. In   rate (before waivers) for the Fund under     concluded that the levels of fee
addition, as discussed below, the Senior     the Advisory Agreement. The Board noted      waivers/expense limitations for the Fund
Officer made a recommendation to the Board   that this rate was (i) comparable to the     were fair and reasonable.
in connection with such written              effective advisory fee rate (before
evaluation.                                  waivers) for a mutual fund advised by AIM    o Breakpoints and economies of scale. The
                                             with investment strategies comparable to     Board reviewed the structure of the Fund's
   The discussion below serves as a          those of the Fund; (ii) below the            advisory fee under the Advisory Agreement,
summary of the Senior Officer's              effective advisory fee rate (before          noting that it contains seven breakpoints.
independent written evaluation and           waivers) for a variable insurance fund       The Board reviewed the level of the Fund's
recommendation to the Board in connection    advised by AIM and offered to insurance      advisory fees, and noted that such fees,
therewith, as well as a discussion of the    company separate accounts with investment    as a percentage of the Fund's net assets,
material factors and the conclusions with    strategies comparable to those of the        would decrease as net assets increase
respect thereto that formed the basis for    Fund; (iii) above the effective advisory     because the Advisory Agreement includes
the Board's approval of the Advisory         and sub-advisory fee rates for one           breakpoints. The Board noted that, due to
Agreement. After consideration of all of     offshore fund advised by an AIM affiliate    the Fund's current asset levels and the
the factors below and based on its           and sub-advised by AIM with investment       way in which the advisory fee breakpoints
informed business judgment, the Board        strategies comparable to those of the        have been structured, the Fund has yet to
determined that the Advisory Agreement is    Fund; (iv) above the effective               benefit from the breakpoints. The Board
in the best interests of the Fund and its    sub-advisory fee rates for two variable      concluded that the Fund's fee levels under
shareholders and that the compensation to    insurance funds sub-advised by an AIM        the Advisory Agreement therefore would
AIM under the Advisory Agreement is fair     affiliate and offered to insurance company   reflect economies of scale at higher asset
and reasonable and would have been           separate accounts with investment            levels and that it was not necessary to
obtained through arm's length                strategies comparable to those of the        change the advisory fee breakpoints in the
negotiations.                                Fund, although the total advisory fees for   Fund's advisory fee schedule.
                                             such variable insurance funds were above
   Unless otherwise stated, information      those for the Fund; and (v) comparable to    o Investments in affiliated money market
presented below is as of June 27, 2006 and   or below the total advisory fee rates for    funds. The Board also took into account
does not reflect any changes that may have   two separately managed accounts/wrap         the fact that uninvested cash and cash
occurred since June 27, 2006, including      accounts managed by an AIM affiliate with    collateral from securities lending
but not limited to changes to the Fund's     investment strategies comparable to those    arrangements, if any (collectively, "cash
performance, advisory fees, expense          of the Fund and above the total advisory     balances") of the Fund may be invested in
limitations and/or fee waivers.              fee rates for 17 separately managed          money market funds advised by AIM pursuant
                                             accounts/wrap accounts managed by an AIM     to the terms of an SEC exemptive order.
o The nature and extent of the advisory      affiliate with investment strategies         The Board found that the Fund may realize
services to be provided by AIM. The Board    comparable to those of the Fund. The Board   certain benefits upon investing cash
reviewed the services to be provided by      noted that AIM has agreed to limit the       balances in AIM advised money market
AIM under the Advisory Agreement. Based on   Fund's total annual operating expenses, as   funds, including a higher net return,
such review, the Board concluded that the    discussed below. Based on this review, the   increased liquidity, increased
range of services to be provided by AIM      Board concluded that the advisory fee rate   diversification or decreased transaction
under the Advisory Agreement was             under the Advisory Agreement was fair and    costs. The Board also found that the Fund
appropriate and that AIM currently is        reasonable.                                  will not receive reduced services if it
providing services in accordance with the                                                 invests its cash balances in such money
terms of the Advisory Agreement.             o Fees relative to those of comparable       market funds. The Board noted that, to the
                                             funds with other advisors. The Board         extent the Fund invests uninvested cash in
o The quality of services to be provided     reviewed the advisory fee rate for the       affiliated money market
by AIM. The Board reviewed the credentials   Fund under the Advisory Agreement. The
and experience of the officers and           Board compared effective contractual                                        (continued)
employees of AIM who will provide            advisory fee rates at a common asset level
investment                                   at the end of the past

AIM STRUCTURED GROWTH FUND

funds, AIM has voluntarily agreed to         employed by AIM and its affiliates to        Fund. Based on the review of these and
waive a portion of the advisory fees it      provide those services. Based on the         other factors, the Board concluded that
receives from the Fund attributable to       review of these and other factors, the       the quality of services to be provided by
such investment. The Board further           Board concluded that AIM and its             the Sub-Advisor was appropriate and that
determined that the proposed securities      affiliates were qualified to continue to     the Sub-Advisor currently is providing
lending program and related procedures       provide non-investment advisory services     satisfactory services in accordance with
with respect to the lending Fund is in the   to the Fund, including administrative,       the terms of the Sub-Advisory Agreement.
best interests of the lending Fund and its   transfer agency and distribution services,
respective shareholders. The Board           and that AIM and its affiliates currently    o The performance of the Fund relative to
therefore concluded that the investment of   are providing satisfactory non-investment    comparable funds. Not applicable because
cash collateral received in connection       advisory services.                           the Fund has not been in operation for a
with the securities lending program in the                                                full calendar year.
money market funds according to the          o Other factors and current trends. The
procedures is in the best interests of the   Board considered the steps that AIM and      o The performance of the Fund relative to
lending Fund and its respective              its affiliates have taken over the last      indices. Not applicable because the Fund
shareholders.                                several years, and continue to take, in      has not been in operation for a full
                                             order to improve the quality and             calendar year.
o Independent written evaluation and         efficiency of the services they provide to
recommendations of the Fund's Senior         the Funds in the areas of investment         o Meetings with the Fund's portfolio
Officer. The Board noted that, upon their    performance, product line diversification,   managers and investment personnel. With
direction, the Senior Officer of the Fund,   distribution, fund operations, shareholder   respect to the Fund, the Board is meeting
who is independent of AIM and AIM's          services and compliance. The Board           periodically with such Fund's portfolio
affiliates, had prepared an independent      concluded that these steps taken by AIM      managers and/or other investment personnel
written evaluation in order to assist the    have improved, and are likely to continue    and believes that such individuals are
Board in determining the reasonableness of   to improve, the quality and efficiency of    competent and able to continue to carry
the proposed management fees of the AIM      the services AIM and its affiliates          out their responsibilities under the
Funds, including the Fund. The Board noted   provide to the Fund in each of these         Sub-Advisory Agreement.
that the Senior Officer's written            areas, and support the Board's approval of
evaluation had been relied upon by the       the continuance of the Advisory Agreement    o Overall performance of the Sub-Advisor.
Board in this regard in lieu of a            for the Fund.                                Not applicable because the Fund has not
competitive bidding process. In                                                           been in operation for a full calendar
determining whether to continue the          APPROVAL OF SUB-ADVISORY AGREEMENT           year.
Advisory Agreement for the Fund, the Board
considered the Senior Officer's written      The Board oversees the management of the     o Fees relative to those of clients of the
evaluation.                                  Fund and, as required by law, determines     Sub-Advisor with comparable investment
                                             annually whether to approve the              strategies. The Board reviewed the
o Profitability of AIM and its affiliates.   continuance of the Fund's sub-advisory       sub-advisory fee rate for the Fund under
The Board reviewed information concerning    agreement. Based upon the recommendation     the Sub-Advisory Agreement and the
the profitability of AIM's (and its          of the Investments Committee of the Board,   sub-advisory fees paid thereunder. The
affiliates') investment advisory and other   at a meeting held on June 27, 2006, the      Board noted that this rate was comparable
activities and its financial condition.      Board, including all of the independent      to the total advisory fee rate for one
The Board considered the overall             trustees, approved the continuance of the    separately managed account/wrap account
profitability of AIM. The Board noted that   sub-advisory agreement (the "Sub-Advisory    managed by the Sub-Advisor with investment
AIM's operations remain profitable,          Agreement") between INVESCO Institutional    strategies comparable to those of the Fund
although increased expenses in recent        (N.A.), Inc. (the "Sub-Advisor") and AIM     and below the total advisory fee rates for
years have reduced AIM's profitability.      with respect to the Fund for another year,   14 separately managed accounts/wrap
Based on the review of the profitability     effective July 1, 2006.                      accounts managed by the Sub-Advisor with
of AIM's and its affiliates' investment                                                   investment strategies comparable to those
advisory and other activities and its           The Board considered the factors          of the Fund. The Board noted that AIM has
financial condition, the Board concluded     discussed below in evaluating the fairness   agreed to limit the Fund's total annual
that the compensation to be paid by the      and reasonableness of the Sub-Advisory       operating expenses. The Board also
Fund to AIM under its Advisory Agreement     Agreement at the meeting on June 27, 2006    considered the services to be provided by
was not excessive.                           and as part of the Board's ongoing           the Sub-Advisor pursuant to the
                                             oversight of the Fund. In their              Sub-Advisory Agreement and the services to
o Benefits of soft dollars to AIM. The       deliberations, the Board and the             be provided by AIM pursuant to the
Board considered the benefits realized by    independent trustees did not identify any    Advisory Agreement, as well as the
AIM as a result of broker age transactions   particular factor that was controlling,      allocation of fees between AIM and the
executed through "soft dollar"               and each trustee attributed different        Sub-Advisor pursuant to the Sub-Advisory
arrangements. Under these arrangements,      weights to the various factors.              Agreement. The Board noted that the
brokerage commissions paid by the Fund                                                    sub-advisory fees have no direct effect on
and/or other funds advised by AIM are used      The discussion below serves as a          the Fund or its shareholders, as they are
to pay for research and execution            discussion of the material factors and the   paid by AIM to the Sub-Advisor, and that
services. This research may be used by AIM   conclusions with respect thereto that        AIM and the Sub-Advisor are affiliates.
in making investment decisions for the       formed the basis for the Board's approval    Based on this review, the Board concluded
Fund. The Board concluded that such          of the Sub-Advisory Agreement. After         that the sub-advisory fee rate under the
arrangements were appropriate.               consideration of all of the factors below    Sub-Advisory Agreement was fair and
                                             and based on its informed business           reasonable.
o AIM's financial soundness in light of      judgment, the Board determined that the
the Fund's needs. The Board considered       Sub-Advisory Agreement is in the best        o Profitability of AIM and its affiliates.
whether AIM is financially sound and has     interests of the Fund and its shareholders   The Board reviewed information concerning
the resources necessary to per form its      and that the compensation to the             the profitability of AIM's (and its
obligations under the Advisory Agreement,    Sub-Advisor under the Sub-Advisory           affiliates') investment advisory and other
and concluded that AIM has the financial     Agreement is fair and reasonable.            activities and its financial condition.
resources necessary to fulfill its                                                        The Board considered the overall
obligations under the Advisory Agreement.       Unless otherwise stated, information      profitability of AIM. The Board noted that
                                             presented below is as of June 27, 2006 and   AIM's operations remain profitable,
o Historical relationship between the Fund   does not reflect any changes that may have   although increased expenses in recent
and AIM. In determining whether to approve   occurred since June 27, 2006, including      years have reduced AIM's profitability.
the Advisory Agreement for the Fund, the     but not limited to changes to the Fund's     Based on the review of the profitability
Board also considered the prior              performance.                                 of AIM's and its affiliates' investment
relationship between AIM and the Fund, as                                                 advisory and other activities and its
well as the Board's knowledge of AIM's       o The nature and extent of the advisory      financial condition, the Board concluded
operations, and concluded that it was        services to be provided by the               that the compensation to be paid by the
beneficial to maintain the current           Sub-Advisor. The Board reviewed the          Fund to AIM under its Advisory Agreement
relationship, in part, because of such       services to be provided by the Sub-Advisor   was not excessive.
knowledge. The Board also reviewed the       under the Sub-Advisory Agreement. Based on
general nature of the non-investment         such review, the Board concluded that the    o The Sub-Advisor's financial soundness in
advisory services currently performed by     range of services to be provided by the      light of the Fund's needs. The Board
AIM and its affiliates, such as              Sub-Advisor under the Sub-Advisory           considered whether the Sub-Advisor is
administrative, transfer agency and          Agreement was appropriate and that the       financially sound and has the resources
distribution services, and the fees          Sub-Advisor currently is providing           necessary to perform its obligations under
received by AIM and its affiliates for       services in accordance with the terms of     the Sub-Advisory Agreement, and concluded
performing such services. In addition to     the Sub-Advisory Agreement.                  that the Sub-Advisor has the financial
reviewing such services, the trustees also                                                resources necessary to fulfill its
considered the organizational structure      o The quality of services to be provided     obligations under the Sub-Advisory
                                             by the Sub-Advisor. The Board reviewed the   Agreement.
                                             credentials and experience of the officers
                                             and employees of the Sub-Advisor who will
                                             provide investment advisory services to
                                             the

Supplement to Semiannual Report dated 2/28/07

AIM STRUCTURED GROWTH FUND

INSTITUTIONAL CLASS SHARES
                                             ==========================================
The following information has been           CUMULATIVE TOTAL RETURNS                        PLEASE NOTE THAT PAST PERFORMANCE IS
prepared to provide Institutional Class                                                   NOT INDICATIVE OF FUTURE RESULTS. MORE
shareholders with a performance overview     For periods ended 2/28/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
specific to their holdings. Institutional                                                 THOSE SHOWN. ALL RETURNS ASSUME
Class shares are offered exclusively to      Inception (3/31/06)                   9.31%  REINVESTMENT OF DISTRIBUTIONS AT NAV.
institutional investors, including defined   6 Months                              9.97   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
contribution plans that meet certain                                                      FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
criteria.                                    CUMULATIVE TOTAL RETURNS                     MAY BE WORTH MORE OR LESS THAN THEIR
                                                                                          ORIGINAL COST. SEE FULL REPORT FOR
                                             For periods ended 12/31/06, most recent      INFORMATION ON COMPARATIVE BENCHMARKS.
                                             calendar quarter-end                         PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             Inception (3/31/06)                   8.81%  MONTH-END PERFORMANCE, PLEASE CALL
                                             6 Months                             10.58   800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             HAVE BEEN LOWER.

==========================================
NASDAQ Symbol                        IASGX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com              SGRO-INS-2              A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the result   actual ending account balance or expenses
ongoing costs, including management fees     by the number in the table under the         you paid for the period. You may use this
and other Fund expenses. This example is     heading entitled "Actual Expenses Paid       information to compare the ongoing costs
intended to help you understand your         During Period" to estimate the expenses      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   you paid on your account during this         To do so, compare this 5% hypothetical
the Fund and to compare these costs with     period.                                      example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period September 1, 2006, through     The table below also provides information    the table are meant to highlight your
February 28, 2007.                           about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return.       costs of owning different funds.
actual account values and actual expenses.   The Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    February 28, 2007, appears in the table
estimate the expenses that you paid over     on the front of this supplement.
the period. Simply

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)            PERIOD(2)         RATIO

Institutional      $1,000.00              $1,099.70               $3.90        $1021.08               $3.76           0.75%

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com              SGRO-INS-2              A I M Distributors, Inc.

AIM Structured Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.19%

AEROSPACE & DEFENSE-7.99%

Boeing Co. (The)                                  48,500    $  4,232,595
------------------------------------------------------------------------
Honeywell International Inc.                       9,200         427,248
------------------------------------------------------------------------
Lockheed Martin Corp.                             43,800       4,260,864
------------------------------------------------------------------------
United Technologies Corp.                          9,200         603,796
========================================================================
                                                               9,524,503
========================================================================

AIR FREIGHT & LOGISTICS-2.35%

United Parcel Service, Inc.-Class B               40,000       2,807,600
========================================================================

AIRLINES-4.98%

AMR Corp.(a)                                      93,500       3,187,415
------------------------------------------------------------------------
Continental Airlines, Inc.-Class B(a)             69,400       2,748,240
========================================================================
                                                               5,935,655
========================================================================

APPAREL RETAIL-2.40%

American Eagle Outfitters, Inc.                   92,100       2,859,705
========================================================================

APPLICATION SOFTWARE-2.05%

BEA Systems, Inc.(a)                              57,400         684,782
------------------------------------------------------------------------
Intuit Inc.(a)                                    56,500       1,667,315
------------------------------------------------------------------------
Mentor Graphics Corp.(a)                           5,400          91,206
========================================================================
                                                               2,443,303
========================================================================

BIOTECHNOLOGY-0.47%

Biogen Idec Inc.(a)                               12,500         564,875
========================================================================

BROADCASTING & CABLE TV-1.55%

Comcast Corp.-Class A(a)                          72,000       1,851,840
========================================================================

COMMUNICATIONS EQUIPMENT-5.06%

Cisco Systems, Inc.(a)                           232,400       6,028,456
========================================================================

COMPUTER HARDWARE-5.38%

Hewlett-Packard Co.                              112,900       4,446,002
------------------------------------------------------------------------
International Business Machines Corp.             21,200       1,971,812
========================================================================
                                                               6,417,814
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.35%

Lexmark International, Inc.-Class A(a)            19,200       1,162,752
------------------------------------------------------------------------
QLogic Corp.(a)                                   25,400         446,786
========================================================================
                                                               1,609,538
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.14%

Terex Corp.(a)                                     2,500         164,600
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


CONSUMER FINANCE-1.28%

First Marblehead Corp. (The)                      33,700    $  1,521,218
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.85%

CSG Systems International, Inc.(a)                10,100         249,066
------------------------------------------------------------------------
Electronic Data Systems Corp.                     27,200         762,144
========================================================================
                                                               1,011,210
========================================================================

DEPARTMENT STORES-5.11%

J.C. Penney Co., Inc.                             48,200       3,909,502
------------------------------------------------------------------------
Kohl's Corp.(a)                                   31,700       2,186,983
========================================================================
                                                               6,096,485
========================================================================

DIVERSIFIED METALS & MINING-0.64%

Southern Copper Corp. (Peru)                      10,800         760,320
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.23%

Emerson Electric Co.                              61,700       2,658,653
========================================================================

FOOD RETAIL-0.47%

Kroger Co. (The)                                   8,800         225,896
------------------------------------------------------------------------
Safeway Inc.                                       9,800         338,786
========================================================================
                                                                 564,682
========================================================================

GENERAL MERCHANDISE STORES-0.73%

Big Lots, Inc.(a)                                 34,800         871,044
========================================================================

HEALTH CARE DISTRIBUTORS-2.15%

AmerisourceBergen Corp.                           32,800       1,727,576
------------------------------------------------------------------------
McKesson Corp.                                    15,000         836,400
========================================================================
                                                               2,563,976
========================================================================

HEALTH CARE TECHNOLOGY-0.40%

Emdeon Corp.(a)                                   32,100         479,574
========================================================================

HOME FURNISHINGS-0.64%

Tempur-Pedic International Inc.                   30,600         761,634
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.48%

TXU Corp.                                         62,800       4,154,220
========================================================================

INDUSTRIAL CONGLOMERATES-1.58%

3M Co.                                             9,800         725,984
------------------------------------------------------------------------
General Electric Co.                              33,000       1,152,360
========================================================================
                                                               1,878,344
========================================================================

INDUSTRIAL MACHINERY-0.09%

Illinois Tool Works Inc.                           2,000         103,400
========================================================================

AIM Structured Growth Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-0.28%

Exxon Mobil Corp.                                  4,600    $    329,728
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.83%

Qwest Communications International Inc.(a)       111,600         991,008
========================================================================

INTERNET RETAIL-0.23%

IAC/InterActiveCorp.(a)                            7,000         274,400
========================================================================

INTERNET SOFTWARE & SERVICES-4.07%

Akamai Technologies, Inc.(a)                      10,000         515,700
------------------------------------------------------------------------
Google Inc.-Class A(a)                             8,860       3,982,127
------------------------------------------------------------------------
RealNetworks, Inc.(a)                             43,800         357,408
========================================================================
                                                               4,855,235
========================================================================

INVESTMENT BANKING & BROKERAGE-3.96%

Goldman Sachs Group, Inc. (The)                    6,300       1,270,080
------------------------------------------------------------------------
Morgan Stanley                                    46,100       3,453,812
========================================================================
                                                               4,723,892
========================================================================

LEISURE PRODUCTS-0.77%

Marvel Entertainment, Inc.(a)                     25,200         700,308
------------------------------------------------------------------------
Mattel, Inc.                                       8,500         221,085
========================================================================
                                                                 921,393
========================================================================

MANAGED HEALTH CARE-0.32%

CIGNA Corp.                                        1,000         142,500
------------------------------------------------------------------------
Magellan Health Services, Inc.(a)                  5,700         238,317
========================================================================
                                                                 380,817
========================================================================

MOTORCYCLE MANUFACTURERS-0.58%

Harley-Davidson, Inc.                             10,500         691,950
========================================================================

OIL & GAS REFINING & MARKETING-2.73%

Frontier Oil Corp.                                87,800       2,594,490
------------------------------------------------------------------------
Tesoro Corp.                                       7,200         656,208
========================================================================
                                                               3,250,698
========================================================================

PERSONAL PRODUCTS-0.79%

NBTY, Inc.(a)                                     19,300         939,524
========================================================================

PHARMACEUTICALS-6.65%

Forest Laboratories, Inc.(a)                      35,700       1,847,832
------------------------------------------------------------------------
Johnson & Johnson                                  6,600         416,130
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     47,400         884,010
------------------------------------------------------------------------
Merck & Co. Inc.                                  89,800       3,965,568
------------------------------------------------------------------------
Pfizer Inc.                                       32,500         811,200
========================================================================
                                                               7,924,740
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


RESIDENTIAL REIT'S-0.46%

AvalonBay Communities, Inc.                        4,000    $    550,240
========================================================================

SEMICONDUCTOR EQUIPMENT-2.99%

MEMC Electronic Materials, Inc.(a)                69,100       3,563,487
========================================================================

SEMICONDUCTORS-1.58%

NVIDIA Corp.(a)                                   60,600       1,878,600
========================================================================

SOFT DRINKS-4.32%

Coca-Cola Co. (The)                               46,900       2,189,292
------------------------------------------------------------------------
PepsiCo, Inc.                                     46,900       2,961,735
========================================================================
                                                               5,151,027
========================================================================

SPECIALIZED FINANCE-1.16%

IntercontinentalExchange Inc.(a)                   9,200       1,387,820
========================================================================

SPECIALTY STORES-0.58%

Office Depot, Inc.(a)                             20,900         697,224
========================================================================

STEEL-2.09%

Nucor Corp.                                       10,100         614,787
------------------------------------------------------------------------
Steel Dynamics, Inc.                              25,400         958,596
------------------------------------------------------------------------
United States Steel Corp.                         10,400         921,648
========================================================================
                                                               2,495,031
========================================================================

SYSTEMS SOFTWARE-5.28%

BMC Software, Inc.(a)                             18,100         558,566
------------------------------------------------------------------------
Microsoft Corp.                                  166,000       4,676,220
------------------------------------------------------------------------
Oracle Corp.(a)                                   64,800       1,064,664
========================================================================
                                                               6,299,450
========================================================================

THRIFTS & MORTGAGE FINANCE-0.26%

Freddie Mac                                        4,900         314,482
========================================================================

TOBACCO-2.89%

Altria Group, Inc.                                27,300       2,300,844
------------------------------------------------------------------------
Loews Corp-Carolina Group                         13,300         957,999
------------------------------------------------------------------------
UST Inc.                                           3,200         185,792
========================================================================
                                                               3,444,635
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $106,899,888)                          114,698,030
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
========================================================================
U.S. TREASURY BILLS-0.21%

4.82%, 03/15/07(b)                             $  50,000(c)       49,905
------------------------------------------------------------------------
4.84%, 03/15/07(b)                               200,000(c)      199,626
========================================================================
    Total U.S. Treasury Bills (Cost $249,531)                    249,531
========================================================================

AIM Structured Growth Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-3.12%

Liquid Assets Portfolio-Institutional
  Class(d)                                     1,858,129    $  1,858,129
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       1,858,129       1,858,129
========================================================================
    Total Money Market Funds (Cost
      $3,716,258)                                              3,716,258
========================================================================
TOTAL INVESTMENTS-99.52% (Cost $110,865,677)                 118,663,819
========================================================================
OTHER ASSETS LESS LIABILITIES-0.48%                              572,243
========================================================================
NET ASSETS-100.00%                                          $119,236,062
________________________________________________________________________
========================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $107,149,419)      $114,947,561
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $3,716,258)                               3,716,258
===========================================================
     Total investments (Cost $110,865,677)      118,663,819
===========================================================
Receivables for:
  Variation margin                                   33,235
-----------------------------------------------------------
  Fund shares sold                                  346,922
-----------------------------------------------------------
  Dividends                                         191,502
-----------------------------------------------------------
  Fund expenses absorbed                              1,948
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,012
-----------------------------------------------------------
Other assets                                         89,230
===========================================================
     Total assets                               119,328,668
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             28,014
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 2,221
-----------------------------------------------------------
Accrued distribution fees                             3,012
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,669
-----------------------------------------------------------
Accrued transfer agent fees                             574
-----------------------------------------------------------
Accrued operating expenses                           56,116
===========================================================
     Total liabilities                               92,606
===========================================================
Net assets applicable to shares outstanding    $119,236,062
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $110,179,245
-----------------------------------------------------------
Undistributed net investment income                  95,600
-----------------------------------------------------------
Undistributed net realized gain                   1,242,243
-----------------------------------------------------------
Unrealized appreciation                           7,718,974
===========================================================
                                               $119,236,062
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $  5,507,267
___________________________________________________________
===========================================================
Class B                                        $  1,098,127
___________________________________________________________
===========================================================
Class C                                        $  1,302,740
___________________________________________________________
===========================================================
Class R                                        $    652,715
___________________________________________________________
===========================================================
Institutional Class                            $110,675,213
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                             506,484
___________________________________________________________
===========================================================
Class B                                             101,494
___________________________________________________________
===========================================================
Class C                                             120,406
___________________________________________________________
===========================================================
Class R                                              60,074
___________________________________________________________
===========================================================
Institutional Class                              10,162,802
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.87
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $10.87 divided by
       94.50%)                                 $      11.50
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      10.82
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      10.82
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      10.87
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      10.89
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $753)          $  599,563
------------------------------------------------------------------------
Dividends from affiliated money market funds                      64,443
------------------------------------------------------------------------
Interest                                                          10,983
========================================================================
     Total investment income                                     674,989
========================================================================


EXPENSES:

Advisory fees                                                    316,886
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     5,805
------------------------------------------------------------------------
Distribution fees:
  Class A                                                          2,954
------------------------------------------------------------------------
  Class B                                                          4,185
------------------------------------------------------------------------
  Class C                                                          4,199
------------------------------------------------------------------------
  Class R                                                          1,601
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               2,616
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               1,271
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,851
------------------------------------------------------------------------
Registration and filing fees                                     118,365
------------------------------------------------------------------------
Professional services fees                                        46,432
------------------------------------------------------------------------
Other                                                             23,557
========================================================================
     Total expenses                                              561,516
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (152,678)
========================================================================
     Net expenses                                                408,838
========================================================================
Net investment income                                            266,151
========================================================================


REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain from:
  Investment securities                                        1,314,164
------------------------------------------------------------------------
  Futures contracts                                              108,625
========================================================================
                                                               1,422,789
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        7,372,645
------------------------------------------------------------------------
  Futures contracts                                              (83,650)
========================================================================
                                                               7,288,995
========================================================================
Net realized and unrealized gain                               8,711,784
========================================================================
Net increase in net assets resulting from operations          $8,977,935
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the period March 31, 2006 (Date operations commenced) through August 31, 2006
(Unaudited)

                                                               FEBRUARY 28,     AUGUST 31,
                                                                   2007            2006
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $    266,151     $    83,231
-------------------------------------------------------------------------------------------
  Net realized gain(loss)                                         1,422,789         (73,391)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           7,288,995         429,979
===========================================================================================
    Net increase in net assets resulting from operations          8,977,935         439,819
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                            (3,871)             --
-------------------------------------------------------------------------------------------
  Class R                                                              (150)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                              (290,942)             --
===========================================================================================
    Total distributions from net investment income                 (294,963)             --
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                            (2,112)             --
-------------------------------------------------------------------------------------------
  Class B                                                              (835)             --
-------------------------------------------------------------------------------------------
  Class C                                                              (875)             --
-------------------------------------------------------------------------------------------
  Class R                                                              (648)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                              (102,685)             --
===========================================================================================
    Total distributions from net realized gains                    (107,155)             --
===========================================================================================
    Decrease in net assets resulting from distributions            (402,118)             --
===========================================================================================
Share transactions-net:
  Class A                                                         4,621,779         865,449
-------------------------------------------------------------------------------------------
  Class B                                                           378,088         666,910
-------------------------------------------------------------------------------------------
  Class C                                                           660,535         605,418
-------------------------------------------------------------------------------------------
  Class R                                                               807         600,010
-------------------------------------------------------------------------------------------
  Institutional Class                                            15,382,937      86,438,493
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                                21,044,146      89,176,280
===========================================================================================
    Net increase in net assets                                   29,619,963      89,616,099
===========================================================================================

NET ASSETS:

  Beginning of period                                            89,616,099              --
===========================================================================================
  End of period (including undistributed net investment
    income of $95,600 and $124,412, respectively)              $119,236,062     $89,616,099
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Growth Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Structured Growth Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Structured Growth Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended February 28, 2007, AIM waived advisory fees of $146,552 and reimbursed class level expenses of $1,236, $438, $439, $335 and $1,271 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Structured Growth Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2007, ADI advised the Fund that it retained $1,652 in front-end sales commissions from the sale of Class A shares and $0, $28, $23 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended February 28, 2007.

                                                                       CHANGE IN
                                                                       UNREALIZED
                   VALUE         PURCHASES         PROCEEDS           APPRECIATION          VALUE       DIVIDEND      REALIZED
FUND              08/31/06        AT COST         FROM SALES         (DEPRECIATION)        02/28/07      INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $   --       $10,325,585      $ (8,467,456)           $   --           $1,858,129     $32,299        $   --
--------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                --        10,325,585        (8,467,456)               --           1,858,129       32,144            --
================================================================================================================================
  Total
    Investments
    in
    Affiliates     $   --       $20,651,170      $(16,934,912)           $   --           $3,716,258     $64,443        $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended February 28, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,407.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2007, the Fund paid legal fees of $2,091 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended February 28, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Structured Growth Fund

NOTE 7--FUTURES CONTRACTS

On February 28, 2007, $250,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       02/28/07       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                             51        Mar.-07/Long     $3,592,695         $(79,168)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2014                                                    $44,065
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2007 was $55,524,678 and $37,494,467, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 9,397,568
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,603,574)
===============================================================================
Net unrealized appreciation of investment securities               $ 7,793,994
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $110,869,825.

AIM Structured Growth Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                              (DATE OPERATIONS
                                                                                                 COMMENCED)
                                                                  SIX MONTHS ENDED           THROUGH AUGUST 31,
                                                                FEBRUARY 28, 2007(A)                2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       446,570    $ 4,919,358       89,400    $   891,029
------------------------------------------------------------------------------------------------------------------
  Class B                                                        37,006        403,406       66,886        667,410
------------------------------------------------------------------------------------------------------------------
  Class C                                                        61,396        677,769       60,554        605,418
------------------------------------------------------------------------------------------------------------------
  Class R                                                             1              9       60,001        600,010
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,506,099     16,251,570    8,742,481     86,471,025
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           511          5,619           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                            75            824           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                            80            875           --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                            72            798           --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            35,784        393,627           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           149          1,551           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                          (149)        (1,551)          --             --
==================================================================================================================
Reacquired:
  Class A                                                       (27,566)      (304,749)      (2,580)       (25,580)
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,273)       (24,591)         (51)          (500)
------------------------------------------------------------------------------------------------------------------
  Class C                                                        (1,624)       (18,109)          --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --           --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (118,288)    (1,262,260)      (3,274)       (32,532)
==================================================================================================================
                                                              1,937,843    $21,044,146    9,013,417    $89,176,280
__________________________________________________________________________________________________________________
==================================================================================================================

(a) 89% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

AIM Structured Growth Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED            COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 9.93               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.01                 0.11
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.96                (0.18)
=================================================================================================
    Total from investment operations                               0.97                (0.07)
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.02)                  --
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                  --
=================================================================================================
    Total distributions                                           (0.03)                  --
=================================================================================================
Net asset value, end of period                                   $10.87               $ 9.93
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    9.77%               (0.70)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $5,507               $  862
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.01%(c)             1.03%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.39%(c)             5.52%(d)
=================================================================================================
Ratio of net investment income to average net assets               0.27%(c)             2.57%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           37%                   7%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,382,562.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS B
                                                              --------------------------------------
                                                                                     MARCH 31, 2006
                                                                SIX MONTHS          (DATE OPERATIONS
                                                                   ENDED             COMMENCED) TO
                                                               FEBRUARY 28,            AUGUST 31,
                                                                   2007                   2006
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 9.90                 $10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                  (0.03)                  0.08
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.96                  (0.18)
====================================================================================================
    Total from investment operations                                0.93                  (0.10)
====================================================================================================
Less distributions from net realized gains                         (0.01)                    --
====================================================================================================
Net asset value, end of period                                    $10.82                 $ 9.90
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                     9.40%                 (1.00)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $1,098                 $  662
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.76%(c)               1.78%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.14%(c)               6.27%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets        (0.48)%(c)              1.82%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                            37%                     7%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $843,911.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Growth Fund

                                                                            CLASS C
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED            COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 9.90               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 (0.03)                0.08
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.96                (0.18)
=================================================================================================
    Total from investment operations                               0.93                (0.10)
=================================================================================================
Less distributions from net realized gains                        (0.01)                  --
=================================================================================================
Net asset value, end of period                                   $10.82               $ 9.90
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    9.40%               (1.00)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,303               $  599
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.76%(c)             1.78%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.14%(c)             6.27%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets       (0.48)%(c)            1.82%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           37%                   7%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $846,808.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            CLASS R
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED            COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 9.92               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.00                 0.10
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.96                (0.18)
=================================================================================================
    Total from investment operations                               0.96                (0.08)
=================================================================================================
Less distributions:
  Distributions from net investment income(a)                     (0.00)                  --
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                  --
=================================================================================================
    Total distributions                                           (0.01)                  --
=================================================================================================
Net asset value, end of period                                   $10.87               $ 9.92
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    9.71%               (0.80)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  653               $  595
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.26%(c)             1.28%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.64%(c)             5.77%(d)
=================================================================================================
Ratio of net investment income to average net assets               0.02%(c)             2.32%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           37%                   7%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $645,779.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Growth Fund

                                                                       INSTITUTIONAL CLASS
                                                              --------------------------------------
                                                                                     MARCH 31, 2006
                                                                SIX MONTHS          (DATE OPERATIONS
                                                                   ENDED             COMMENCED) TO
                                                               FEBRUARY 28,            AUGUST 31,
                                                                   2007                   2006
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $   9.94               $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                           0.03                  0.12
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.96                 (0.18)
====================================================================================================
    Total from investment operations                                 0.99                 (0.06)
====================================================================================================
Less distributions:
  Dividends from net investment income                              (0.03)                   --
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.01)                   --
====================================================================================================
    Total distributions                                             (0.04)                   --
====================================================================================================
Net asset value, end of period                                   $  10.89               $  9.94
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                      9.97%                (0.60)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $110,675               $86,898
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.75%(c)              0.77%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.03%(c)              5.20%(d)
====================================================================================================
Ratio of net investment income to average net assets                 0.53%(c)              2.83%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                             37%                    7%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $101,784,994.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Structured Growth Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Growth Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173

James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Patrick J. P. Farmer                          Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.)
                                                                                One Midtown Plaza
                                                                                1360 Peachtree Street, N.E.
                                                                                Suite 100
                                                                                Atlanta, Ga 30309-3262

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

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fund and account information via e-mail.     must be accompanied by a Fund Performance
Once your quarterly statements, tax forms,   & Commentary or by an AIM Quarterly
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need to log in to your account to view
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WHY SIGN UP?                                 industry since 1976. AIM Investment
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Register for eDelivery to:                   the products and services represented by
                                             AIM Investments. AIM is a subsidiary of
o save your Fund the cost of printing and    AMVESCAP PLC, one of the world's largest
postage.                                     independent financial services companies
                                             with $465 billion in assets under
o reduce the amount of paper you receive.    management as of February 28, 2007.

o gain access to your documents faster by    ==========================================
not waiting for the mail.
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS,
o view your documents online anytime at      AND CHARGES AND EXPENSES CAREFULLY. FOR
your convenience.                            THIS AND OTHER INFORMATION ABOUT AIM
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computer or print them out for your          BEFORE INVESTING.
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2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
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AIMinvestments.com               SGRO-SAR-1             A I M Distributors, Inc.

         [RECYCLE LOGO]                             [YOUR GOALS. OUR SOLUTIONS.]
CONTAINS 10% POST CONSUMER FIBER                      --REGISTERED TRADEMARK--

====================================================================================
Mutual  Exchange-   Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Traded      Products               Savings  Managed     Products  Management          --Registered Trademark--
        Funds                              Plans    Accounts
====================================================================================

                                                       AIM STRUCTURED VALUE FUND
                           Semiannual Report to Shareholders - February 28, 2007

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY
Large-Cap Value

Table of Contents

Supplemental Information ........      2
Letters to Shareholders .........      3
Performance Summary .............      5
Management Discussion ...........      5
Fund Performance ................      7
Fund Expenses ...................      8
Approval of Advisory Agreement ..      9
Schedule of Investments .........    F-1
Financial Statements.............    F-4
Notes to Financial  Statements ..    F-7
Financial Highlights ............   F-13
Trustees and Officers ...........   F-17

[AIM INVESTMENT SOLUTIONS]

    [GRAPHIC]             [GRAPHIC]
[DOMESTIC EQUITY]       [FIXED INCOME]

    [GRAPHIC]              [GRAPHIC]                [GRAPHIC]
 [TARGET RISK]        [TARGET MATURITY]     [DIVERSIFIED PORTFOLIOS]

    [GRAPHIC]             [GRAPHIC]
 [SECTOR EQUITY]    [INTERNATIONAL/GLOBAL
                            EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM Structured Value Fund

AIM STRUCTURED VALUE FUND'S INVESTMENT OBJECTIVE IS LONG -TERM GROWTH OF
CAPITAL.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     o The Fund may use enhanced investment       o The Fund is not managed to track the
investment for retirement plans maintained   techniques such as derivatives. The          performance of any particular index,
pursuant to Section 401 of the Internal      principal risk of investments in             including the indexes defined here, and
Revenue Code, including 401(k) plans,        derivatives is that the fluctuation in       consequently, the performance of the Fund
money purchase pension plans and profit      their values may not correlate perfectly     may deviate significantly from the
sharing plans, except for plans that have    with the overall securities markets.         performance of the index.
existing accounts invested in Class B        Derivatives are subject to counter party
shares.                                      risk-the risk that the other party will      o A direct investment cannot be made in an
                                             not complete the transaction with the        index. Unless otherwise indicated, index
o Class R shares are available only to       Fund.                                        results include reinvested dividends, and
certain retirement plans. Please see the                                                  they do not reflect sales charges.
prospectus for more information.             o Interest rate increases can cause the      Performance of an index of funds reflects
                                             price of debt securities to decrease; the    fund expenses; performance of a market
PRINCIPAL RISKS OF INVESTING IN THE FUND     longer a debt security's duration, the       index does not.
                                             more sensitive it is to risk.
o Foreign securities have additional                                                      OTHER INFORMATION
risks, including exchange rate changes,      o The Fund may invest in debt securities
political and economic upheaval, the         such as notes and bonds that carry           o The returns shown in the management's
relative lack of information about these     interest rate risk and credit risk.          discussion of Fund performance are based
companies, relatively low market liquidity                                                on net asset values calculated for
and the potential lack of strict financial                                                shareholder transactions. Generally
and accounting controls and standards.       o The Fund invests in "value" stocks which   accepted accounting principles require
                                             can continue to be inexpensive for long      adjustments to be made to the net assets
o The prices of and the income generated     periods of time and may never realize        of the Fund at period end for financial
by securities held by the Fund may decline   their full value.                            reporting purposes, and as such, the net
in response to certain factors, including                                                 asset values for shareholder transactions
some directly involving the companies and    ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset
governments whose securities are owned by                                                 values may differ from the net asset
the Fund. These factors include general      o The unmanaged STANDARD & POOR'S            values and returns reported in the
economic and market conditions, regional     COMPOSITE INDEX OF 500 STOCKS (the S&P 500   Financial Highlights.
or global economic instability and           --REGISTERED TRADEMARK-- Index) is an
currency and interest rate fluctuations.     index of common stocks frequently used as    o Industry classifications used in this
                                             a general measure of U.S. stock market       report are generally according to the
o Prices of equity securities change in      performance.                                 Global Industry Classification Standard,
response to many factors including the                                                    which was developed by and is the
historical and prospective earnings of the   o The unmanaged RUSSELL 1000 VALUE INDEX     exclusive property and a service mark of
issuer, the value of its assets, general     --REGISTERED TRADEMARK-- is a subset of      Morgan Stanley Capital International Inc.
economic conditions, interest rates,         the unmanaged Russell 1000 --REGISTERED      and Standard & Poor's.
investor perceptions and market liquidity.   TRADEMARK--Index, which represents the
                                             performance of the stocks of                 o The Chartered Financial Analyst
o There is no guarantee that the             large-capitalization companies; the Value    --REGISTERED TRADEMARK-- (CFA --REGISTERED
investment techniques and risk analyses      subset measures the performance of Russell   TRADEMARK--) designation is a
used by the Fund's portfolio managers will   1000 companies with lower price/book         globally recognized standard for measuring
produce the desired results.                 ratios and lower forecasted growth values.   the competence and integrity of investment
                                             The Russell 1000 Value Index and the         professionals.
o The Fund may use leverage, which entails   Russell 1000 Index are trademarks/ service
special risks such as magnifying changes     marks of the Frank Russell Company.          The Fund provides a complete list of its
in the value of the portfolio's              Russell --REGISTERED TRADEMARK-- is a        holdings four times in each fiscal year,
securities.                                  trademark of the Frank Russell Company.      at the quarter-ends. For the second and
                                                                                          fourth quarters, the lists appear in the
                                             o The unmanaged LIPPER LARGE-CAP VALUE       Fund's semiannual and annual reports to
                                             FUNDS Index represents an average of the     shareholders. For the first and third
                                             performance of the largest                   quarters, the Fund files the lists with
                                             large-capitalization value funds tracked     the Securities and Exchange Commission
                                             by Lipper Inc., an independent mutual fund   (SEC) on Form N-Q. The most recent list of
                                             performance monitor.                         portfolio holdings is available at
                                                                                          AIMinvestments.com. From our home page,
                                                                                          click on Products &

                                                                                          Continued on page 7
================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 ==========================================
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             FUND NASDAQ SYMBOLS
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================          Class A Shares                    ASAVX
                                                                                          Class B Shares                    ASBVX
                                                                                          Class C Shares                    SBCVX
                                                                                          Class R Shares                    ASRVX
                                                                                          ==========================================
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM STRUCTURED VALUE FUND

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

  [TAYLOR                                       Major U.S. stock market indexes rose during the reporting period, due to continued
   PHOTO]                                    economic expansion and a cessation of interest rate increases by the U.S. Federal
                                             Reserve Board, among other factors.(1,2) Major fixed-income indexes also produced positive returns during the reporting period.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden change based on geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its unpredictability at, and immediately after, the close of the reporting period. At AIM
                                             Investments --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and
Philip Taylor                                maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing
--REGISTERED TRADEMARK--                     information--whenever it's convenient for you.

--TRADEMARK--                                OUR COMMITMENT TO YOU

--SERVICE MARK--                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM STRUCTURED VALUE FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

  [CROCKETT
    PHOTO]                                      The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders
Bruce L. Crockett                            and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM STRUCTURED VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           trend, management action and relative
PERFORMANCE                                                                               valuation. The sum of the scores from
=====================================================================================     these four factors makes up the alpha
                                                                                          (excess return) forecast, relative to the
PERFORMANCE SUMMARY                          ========================================     average stock in the universe. Stocks are
                                                                                          also evaluated on a multitude of other
For the six month period ended February      FUND VS. INDEXES                             factors to develop a stock-specific risk
28, 2007, AIM Structured Value Fund                                                       forecast and transaction cost forecast.
underperformed its style-specific            Cumulative total returns,
benchmark, the Russell 1000 Value Index.     8/31/06-2/28/07, excluding                      We then incorporate the alpha forecast,
(1) Financials was the best performing       applicable sales charges. If                 risk forecast and transaction cost
sector for the Fund while consumer           sales charges were included,                 forecast--using an optimizer (a software
discretionary and information technology     returns would be lower.                      system)--to build a portfolio that we
(IT) were the primary detractors from                                                     believe is an optimal balance of the
performance relative to the Russell 1000     Class A Shares                        8.84%  stocks' potential return and risk. This
Value Index.                                                                              portfolio is constructed according to
   Your Fund's performance is shown on       Class B Shares                        8.53   certain constraints that help ensure that
page 7.                                                                                   the Fund's relative performance and
                                             Class C Shares                        8.53   volatility remain within the Fund
                                                                                          strategy's guidelines. The portfolio is
                                             Class R Shares                        8.78   continually monitored by the Fund
                                                                                          management team. The overall investment
                                             S&P 500 Index(1) (Broad Market        8.93   process is repeated on a monthly basis to
                                             Index)                                       determine which companies should be bought
                                                                                          or sold within the portfolio.
                                             Russell 1000 Value Index(1)
                                             (Style-Specific Index)                9.82
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             Lipper Large-Cap Value Funds Index
                                             (1) (Peer Group Index)                8.93   The Fund delivered positive performance
                                                                                          for the six-month reporting period,
                                                                                          despite a turbulent market at the end of
                                             Source:                                      the period. For the most part, there was a
                                                                                          positive tone on Wall Street as many
                                             (1) Lipper Inc.                              economists pondered the market's version
                                                                                          of the Goldilocks tale where the economy
                                                                                          was not too hot or cold but "just right."
                                             ========================================     While we do not make macroeconomic
                                                                                          decisions in the management of the Fund,
                                                                                          as investors we should be mindful that
=====================================================================================     even in this classic children's tale, the
                                                                                          bears eventually came home.
How we invest                                o Universe Development

We manage your Fund to provide exposure to   o Stock Rankings
large cap value equity stocks. The
portfolio is designed to outperform the      o Risk Assessment
Russell 1000 Value Index while minimizing
the amount of active risk relative to the    o Portfolio Construction
benchmark. The Fund can be used as a
long-term allocation to large cap stocks     o Trading
that compliments other style-specific
strategies within a diversified asset           While the companies included within the
allocation strategy.                         Russell 1000 Value Index are used as a
                                             general guide for developing the
   The investment process integrates the     investable universe, non-benchmark stocks
following key steps:                         may also be considered. Each stock in the
                                             universe is evaluated on four factors:
                                             earnings momentum, price

                                                                                                                         (continued)

========================================     ========================================     ==========================================

PORTFOLIO COMPENSATION                       TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    Other Diversified Financial                  Exxon Mobil Corp.                     6.8%
                                             Services                              12.3%
Financials                           38.9%                                                Citigroup Inc.                        4.4
                                             Integrated Oil & Gas                   8.6
Energy                               12.1                                                 Bank of America Corp.                 4.3
                                             Pharmaceuticals                        7.4
Health Care                          10.3                                                 Pfizer Inc.                           3.8
                                             Investment Banking & Brokerage         7.2
Consumer Discretionary                9.3                                                 JPMorgan Chase & Co.                  3.6
                                             Property & Casualty Insurance          4.0
Consumer Staples                      6.8                                                 American International Group, Inc.    2.6

Industrials                           4.0    Total Net Assets            $97.15 million   Merck & Co. Inc.                      2.4

Utilities                             4.0    Total Number of Holdings*              116   Morgan Stanley                        2.4

Materials                             3.8                                                 Goldman Sachs Group, Inc. (The)       2.1

Information Technology                3.7                                                 Altria Group, Inc.                    2.1

Telecommunication Services            3.7

U.S. Treasury Bills, Money
   Market Funds Plus Other
   Assets Less Liabilities            3.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

========================================     ========================================     ==========================================

AIM STRUCTURED VALUE FUND

Accordingly, market volatility is often         In terms of risk management, we seek to   Jeremy S. Lefkowitz
encountered along the path of long-term      minimize any style biases in the
investing.                                   portfolio. Active managers typically add     Portfolio manager, is lead manager of AIM
                                             value in one of or a combination of four     Structured Value Fund. He began his
   The markets were encouraged by a series   areas: beta bias (relative volatility),      investments career in 1968 has been
of reports indicating a continued healthy    style bias, sector/industry over/under       associated with and INVESCO Institutional
economic environment, and we saw positive    weight and stock selection. We attempt to    and/or its affiliates since 1982. Mr.
performance across market capitalizations    add value through our stock selection        Lefkowitz earned a B.S. in industrial
and sectors.(1,2) Many of the concerns       decisions. Consequently, our risk            engineering and an M.B.A. in finance from
from 2006 relating to tensions in the        management process seeks to neutralize the   Columbia University.
Middle East, a new chairman of the U.S.      Fund's exposure relative to the benchmark
Federal Reserve Board (the Fed) and the      with regard to beta, style and               Daniel A. Kostyk
economic impact of a cooling housing         sector/industry exposures.
market began to fade. In August 2006, the                                                 Chartered Financial Analyst, portfolio
Fed held interest rates steady after 17         For the reporting period, our beta was    manager, is manager of AIM Structured
consecutive increases and a series of        slightly above market and added to           Value Fund. He has been associated with
solid economic reports which indicated       performance. Our sector/industry             INVESCO Institutional and/or its
that economic growth had slowed and          over/underweight decisions contributed       affiliates since 1995. Mr. Kostyk earned a
inflation was within manageable levels.(3)   slightly while our style exposure (defined   B.S. in mechanical engineering from
                                             by Barra, Inc.) was a slight detractor.      Northwestern University and an M.B.A. from
   Gross domestic product (GDP), a measure                                                the University of Chicago.
of economic growth, increased at a healthy      Stock selection within the portfolio
annualized rate of 2.5% in the fourth        was weak for the reporting period, which     Anthony J. Munchak
quarter of 2006.(1) This was an increase     is not surprising given the weakness in
over the third quarter of 2006 when GDP      our price momentum concept. Fund holdings    Chartered Financial Analyst, portfolio
grew at an annualized rate of 2.0%.(1)       that contributed the most to relative        manager, is manager of AIM Structured
Much of the growth in the fourth quarter     performance included GOLDMAN SACHS,          Value Fund. He has been associated with
was driven by increases in consumer          CONOCOPHILLIPS, AMERISOURCEBERGEN and        INVESCO Institutional and/or its
spending and federal government              PROCTER & GAMBLE. Among the largest          affiliates since 2000. Mr. Munchak earned
expenditures.                                detractors from relative performance         a B.S. and an M.S. from Boston College. He
                                             during the reporting period were FRONTIER    also earned an M.B.A. from Bentley
   AIM Structured Value Fund                 OIL, VALERO ENERGY, NUCOR, QWEST             College.
underperformed the Russell 1000 Value        COMMUNICATIONS, PFIZER AND REALNETWORKS.
Index for the reporting period.(2)                                                        Glen E. Murphy
Financials was the best performing sector       Our strategy emphasizes stocks we
for the Fund while consumer discretionary    believe possess strong earnings growth,      Chartered Financial Analyst, portfolio
and IT were the primary detractors from      positive price trends and reasonable         manager, is manager of AIM Structured
relative performance. It is important to     valuations. We appreciate your confidence    Value Fund. He has been associated with
understand our investment process to         in us, and thank you for your continued      INVESCO Institutional and/or its
better evaluate the drivers of our           investment in AIM Structured Value Fund.     affiliates since 1995. Mr. Murphy earned a
relative performance versus our benchmark.                                                B.B.A. from the University of
We generally evaluate performance based on   Sources:                                     Massachusetts and an M.S. in finance from
the impact of our stock selection and risk                                                Boston College.
management.                                  (1) Bureau of Economic Analysis;
                                                                                          Francis M. Orlando
   For stock selection, we use the alpha     (2) Lipper Inc.;
forecast, risk forecast and transaction                                                   Chartered Financial Analyst, portfolio
cost forecast to build what we consider an   (3) U.S. Federal Reserve Board               manager, is manager of AIM Structured
optimal portfolio with the highest                                                        Value Fund. He has been associated with
potential alpha (excess return) given the    THE VIEWS AND OPINIONS EXPRESSED IN          INVESCO Institutional and/or its
risk level targets of the strategy. The      MANAGEMENT'S DISCUSSION OF FUND              affiliates since 1987. Mr. Orlando earned
alpha model incorporates four factors:       PERFORMANCE ARE THOSE OF A I M ADVISORS,     a B.B.A. from Merrimack College and an
earnings momentum, price trend, management   INC. THESE VIEWS AND OPINIONS ARE SUBJECT    M.B.A. from Boston College.
action and relative value. For the           TO CHANGE AT ANY TIME BASED ON FACTORS
reporting period, only relative value had    SUCH AS MARKET AND ECONOMIC CONDITIONS.      Assisted by the U.S. Structured Products
a positive contribution while price          THESE VIEWS AND OPINIONS MAY NOT BE RELIED   Group Research Team
momentum was a clear detractor. Overall,     UPON AS INVESTMENT ADVICE OR
the model alpha was slightly negative for    RECOMMENDATIONS, OR AS AN OFFER FOR A
the period. This weakness was overcome by    PARTICULAR SECURITY. THE INFORMATION IS
positive contributions from our sector       NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
over/under weight decisions and from a       ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
slightly more aggressive position relative   THE FUND. STATEMENTS OF FACT ARE FROM
to the overall market.                       SOURCES CONSIDERED RELIABLE, BUT A I M
                                             ADVISORS, INC. MAKES NO REPRESENTATION OR
                                             WARRANTY AS TO THEIR COMPLETENESS OR
                                             ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
                                             IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                             INSIGHTS MAY HELP YOU UNDERSTAND OUR
                                             INVESTMENT MANAGEMENT PHILOSOPHY.

                                                See important Fund and index              FOR A PRESENTATION OF YOUR FUND'S
                                             disclosures on the inside front cover.       PERFORMANCE, PLEASE SEE PAGE 7.


AIM STRUCTURED VALUE FUND

YOUR FUND'S PERFORMANCE

========================================     ========================================
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                        CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                          MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 2/28/07, including applicable sales    As of 12/31/06, the most recent calendar     AND CLASS C SHARE PERFORMANCE REFLECTS THE
charges                                      quarter-end, including applicable sales      APPLICABLE CONTINGENT DEFERRED SALES
                                             charges                                      CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                               CLASS A SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (3/31/06)                   7.40%  Inception (3/31/06)                   7.49%  THE BEGINNING OF THE SEVENTH YEAR. THE
                                                                                          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CLASS B SHARES                               CLASS B SHARES                               YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
Inception (3/31/06)                   7.87%  Inception (3/31/06)                   8.07%  HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS C SHARES                               CLASS C SHARES                               REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Inception (3/31/06)                  11.87%  Inception (3/31/06)                  12.07%  ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR.
CLASS R SHARES                               CLASS R SHARES
Inception (3/31/06)                  13.35%  Inception (3/31/06)                  13.45%     THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
========================================     ========================================     DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
THE PERFORMANCE DATA QUOTED REPRESENT PAST   THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE AND CANNOT GUARANTEE             RATIO SET FORTH IN THE MOST RECENT FUND         HAD THE ADVISOR NOT WAIVED FEES AND/OR
COMPARABLE FUTURE RESULTS; CURRENT           PROSPECTUS AS OF THE DATE OF THIS REPORT     REIMBURSED EXPENSES, PERFORMANCE WOULD
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   FOR CLASS A, CLASS B, CLASS C AND CLASS R    HAVE BEEN LOWER.
VISIT AIMINVESTMENTS.COM FOR THE MOST        CLASS SHARES WAS 1.00%, 1.75%, 1.75% AND
RECENT MONTH-END PERFORMANCE. PERFORMANCE    1.25%, RESPECTIVELY.(1) THE TOTAL ANNUAL
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    FUND OPERATING EXPENSE RATIO SET FORTH IN
CHANGES IN NET ASSET VALUE AND THE EFFECT    THE MOST RECENT FUND PROSPECTUS AS OF THE
OF THE MAXIMUM SALES CHARGE UNLESS           DATE OF THIS REPORT FOR CLASS A, CLASS B,
OTHERWISE STATED. PERFORMANCE FIGURES DO     CLASS C AND CLASS R SHARES WAS 1.90%,
NOT REFLECT DEDUCTION OF TAXES A             2.65%, 2.65% AND 2.15%, RESPECTIVELY. THE
SHAREHOLDER WOULD PAY ON FUND                EXPENSE RATIOS PRESENTED ABOVE MAY VARY
DISTRIBUTIONS OR SALE OF FUND SHARES.        FROM THE EXPENSE RATIOS PRESENTED IN OTHER
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   SECTIONS OF THIS REPORT THAT ARE BASED ON
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     EXPENSES INCURRED DURING THE PERIOD
LOSS WHEN YOU SELL SHARES.                   COVERED BY THIS REPORT.

(1) The investment advisor has contractually agreed to waive fees and/or reimburse or limit certain fund expenses at least through
June 30, 2007. See the current prospectus for more information.

Continued from inside front cover

Performance, then Mutual Funds, then Fund    202-942-8090 or 800-732-0330, or by          AIM Funds Proxy Policy. The information is
Overview. Select your Fund from the          electronic request at the following e-mail   also available on the SEC Web site,
drop-down menu and click on Complete         address: publicinfo@sec.gov. The SEC file    sec.gov.
Quarterly Holdings. Shareholders can also    numbers for the Fund are 811-09913 and
look up the Fund's Forms N-Q on the SEC      333-36074.                                   Information regarding how the Fund voted
Web site at sec.gov. Copies of the Fund's                                                 proxies related to its portfolio
Forms N-Q may be reviewed and copied at      A description of the policies and            securities during the 12 months ended June
the SEC Public Reference Room in             procedures that the Fund uses to determine   30, 2006, is available at our Web site. Go
Washington, D.C. You can obtain              how to vote proxies relating to portfolio    to AIMinvestments.com, access the About Us
information on the operation of the Public   securities is available without charge,      tab, click on Required Notices and then
Reference Room, including information        upon request, from our Client Services       click on Proxy Voting Activity. Next,
about duplicating fee charges, by calling    department at 800-959-4246 or on the AIM     select the Fund from the drop-down menu.
                                             Web site, AIMinvestments.com. On the home    The information is also available on the
                                             page, scroll down and click on               SEC Web site, sec.gov.

AIM STRUCTURED VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period September 1, 2006, through     of return of 5% per year before expenses,    hypothetical information is useful in
February 28, 2007.                           which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended February 28, 2007, appear in    addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,088.40               $5.23        $1,019.79             $5.06             1.01%
   B                1,000.00               1,085.30                9.10         1,016.07              8.80             1.76
   C                1,000.00               1,085.30                9.10         1,016.07              8.80             1.76
   R                1,000.00               1,087.80                6.52         1,018.55              6.31             1.26

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM STRUCTURED VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       qualifications of AIM to provide             Board compared effective contractual
Series Trust (the "Board") oversees the      investment advisory services, the Board      advisory fee rates at a common asset level
management of AIM Structured Value Fund      considered such issues as AIM's portfolio    at the end of the past calendar year and
(the "Fund") and, as required by law,        and product review process, various back     noted that the Fund's rate was below the
determines annually whether to approve the   office support functions provided by AIM     median rate of the funds advised by other
continuance of the Fund's advisory           and AIM's equity and fixed income trading    advisors with investment strategies
agreement with A I M Advisors, Inc.          operations. Based on the review of these     comparable to those of the Fund that the
("AIM"). Based upon the recommendation of    and other factors, the Board concluded       Board reviewed. The Board noted that AIM
the Investments Committee of the Board, at   that the quality of services to be           has agreed to limit the Fund's total
a meeting held on June 27, 2006, the         provided by AIM was appropriate and that     annual operating expenses, as discussed
Board, including all of the independent      AIM currently is providing satisfactory      below. The Board also considered the fact
trustees, approved the continuance of the    services in accordance with the terms of     that AIM set the proposed advisory fees
advisory agreement (the "Advisory            the Advisory Agreement.                      for the Fund based upon the median
Agreement") between the Fund and AIM for                                                  effective management fee rate (comprised
another year, effective July 1, 2006.        o The performance of the Fund relative to    of advisory fees plus, in some cases,
                                             comparable funds. Not applicable because     administrative fees) at various asset
   The Board considered the factors          the Fund has not been in operation for a     levels of competitor mutual funds with
discussed below in evaluating the fairness   full calendar year.                          investment strategies comparable to those
and reasonableness of the Advisory                                                        of the Fund. In addition, the Board noted
Agreement at the meeting on June 27, 2006    o The performance of the Fund relative to    that the proposed advisory fees for the
and as part of the Board's ongoing           indices. Not applicable because the Fund     Fund are slightly less than the uniform
oversight of the Fund. In their              has not been in operation for a full         fee schedule that applies to other mutual
deliberations, the Board and the             calendar year.                               funds advised by AIM with investment
independent trustees did not identify any                                                 strategies comparable to those of the
particular factor that was controlling,      o Meetings with the Fund's portfolio         Fund, which uniform fee schedule includes
and each trustee attributed different        managers and investment personnel. With      breakpoints and is based on net asset
weights to the various factors.              respect to the Fund, the Board is meeting    levels. Based on this review, the Board
                                             periodically with such Fund's portfolio      concluded that the advisory fee rate for
   One responsibility of the independent     managers and/or other investment personnel   the Fund under the Advisory Agreement was
Senior Officer of the Fund is to manage      and believes that such individuals are       fair and reasonable.
the process by which the Fund's proposed     competent and able to continue to carry
management fees are negotiated to ensure     out their responsibilities under the         o Expense limitations and fee waivers. The
that they are negotiated in a manner which   Advisory Agreement.                          Board noted that AIM has contractually
is at arms' length and reasonable. To that                                                agreed to waive fees and/or limit expenses
end, the Senior Officer must either          o Overall performance of AIM. Not            of the Fund through June 30, 2007 in an
supervise a competitive bidding process or   applicable because the Fund has not been     amount necessary to limit total annual
prepare an independent written evaluation.   in operation for a full calendar year.       operating expenses to a specified
The Senior Officer has recommended an                                                     percentage of average daily net assets for
independent written evaluation in lieu of    o Fees relative to those of clients of AIM   each class of the Fund. The Board
a competitive bidding process and, upon      with comparable investment strategies. The   considered the contractual nature of this
the direction of the Board, has prepared     Board reviewed the effective advisory fee    fee waiver/expense limitation and noted
such an independent written evaluation.      rate (before waivers) for the Fund under     that it remains in effect until June 30,
Such written evaluation also considered      the Advisory Agreement. The Board noted      2007. The Board considered the effect this
certain of the factors discussed below. In   that this rate was (i) below the effective   fee waiver/expense limitation would have
addition, as discussed below, the Senior     advisory fee rate (before waivers) for a     on the Fund's estimated expenses and
Officer made a recommendation to the Board   mutual fund advised by AIM with investment   concluded that the levels of fee
in connection with such written              strategies comparable to those of the Fund   waivers/expense limitations for the Fund
evaluation.                                  and the same as the effective advisory fee   were fair and reasonable.
                                             rate (before waivers) for a second mutual
   The discussion below serves as a          fund advised by AIM with investment          o Breakpoints and economies of scale. The
summary of the Senior Officer's              strategies comparable to those of the        Board reviewed the structure of the Fund's
independent written evaluation and           Fund; (ii) below the effective advisory      advisory fee under the Advisory Agreement,
recommendation to the Board in connection    fee rate (before waivers) for a variable     noting that it contains seven breakpoints.
therewith, as well as a discussion of the    insurance fund advised by AIM and offered    The Board reviewed the level of the Fund's
material factors and the conclusions with    to insurance company separate accounts       advisory fees, and noted that such fees,
respect thereto that formed the basis for    with investment strategies comparable to     as a percentage of the Fund's net assets,
the Board's approval of the Advisory         those of the Fund; (iii) above the           would decrease as net assets increase
Agreement. After consideration of all of     effective sub-advisory fee rate for one      because the Advisory Agreement includes
the factors below and based on its           offshore fund advised and sub-advised by     breakpoints. The Board noted that, due to
informed business judgment, the Board        AIM affiliates with investment strategies    the Fund's current asset levels and the
determined that the Advisory Agreement is    comparable to those of the Fund, although    way in which the advisory fee breakpoints
in the best interests of the Fund and its    the total advisory fees for such offshore    have been structured, the Fund has yet to
shareholders and that the compensation to    fund were above those for the Fund; (iv)     benefit from the breakpoints. The Board
AIM under the Advisory Agreement is fair     above the effective sub-advisory fee rate    concluded that the Fund's fee levels under
and reasonable and would have been           for one variable insurance fund              the Advisory Agreement therefore would
obtained through arm's length                sub-advised by an AIM affiliate and          reflect economies of scale at higher asset
negotiations.                                offered to insurance company separate        levels and that it was not necessary to
                                             accounts with investment strategies          change the advisory fee breakpoints in the
   Unless otherwise stated, information      comparable to those of the Fund, although    Fund's advisory fee schedule.
presented below is as of June 27, 2006 and   the total advisory fees for such variable
does not reflect any changes that may have   insurance fund were above those for the      o Investments in affiliated money market
occurred since June 27, 2006, including      Fund; and (v) below the total advisory fee   funds. The Board also took into account
but not limited to changes to the Fund's     rates for three separately managed           the fact that uninvested cash and cash
performance, advisory fees, expense          accounts/wrap accounts managed by an AIM     collateral from securities lending
limitations and/or fee waivers.              affiliate with investment strategies         arrangements, if any (collectively, "cash
                                             comparable to those of the Fund and above    balances") of the Fund may be invested in
o The nature and extent of the advisory      the total advisory fee rates for 39          money market funds advised by AIM pursuant
services to be provided by AIM. The Board    separately managed accounts/wrap accounts    to the terms of an SEC exemptive order.
reviewed the services to be provided by      managed by an AIM affiliate with             The Board found that the Fund may realize
AIM under the Advisory Agreement. Based on   investment strategies comparable to those    certain benefits upon investing cash
such review, the Board concluded that the    of the Fund. The Board noted that AIM has    balances in AIM advised money market
range of services to be provided by AIM      agreed to limit the Fund's total annual      funds, including a higher net return,
under the Advisory Agreement was             operating expenses, as discussed below.      increased liquidity, increased
appropriate and that AIM currently is        Based on this review, the Board concluded    diversification or decreased transaction
providing services in accordance with the    that the advisory fee rate under the         costs. The Board also found that the Fund
terms of the Advisory Agreement.             Advisory Agreement was fair and              will not receive reduced services if it
                                             reasonable.                                  invests its cash balances in such money
o The quality of services to be provided                                                  market funds. The Board noted that, to the
by AIM. The Board reviewed the credentials   o Fees relative to those of comparable       extent the
and experience of the officers and           funds with other advisors. The Board
employees of AIM who will provide            reviewed the advisory fee rate for the
investment advisory services to the Fund.    Fund under the Advisory Agreement. The
In reviewing the

                                                                                                                         (continued)

AIM STRUCTURED VALUE FUND

Fund invests uninvested cash in affiliated   services. Based on the review of these and   Fund. Based on the review of these and
money market funds, AIM has voluntarily      other factors, the Board concluded that      other factors, the Board concluded that
agreed to waive a portion of the advisory    AIM and its affiliates were qualified to     the quality of services to be provided by
fees it receives from the Fund               continue to provide non-investment           the Sub-Advisor was appropriate and that
attributable to such investment. The Board   advisory services to the Fund, including     the Sub-Advisor currently is providing
further determined that the proposed         administrative, transfer agency and          satisfactory services in accordance with
securities lending program and related       distribution services, and that AIM and      the terms of the Sub-Advisory Agreement.
procedures with respect to the lending       its affiliates currently are providing
Fund is in the best interests of the         satisfactory non-investment advisory         o The performance of the Fund relative to
lending Fund and its respective              services.                                    comparable funds. Not applicable because
shareholders. The Board therefore                                                         the Fund has not been in operation for a
concluded that the investment of cash        o Other factors and current trends. The      full calendar year.
collateral received in connection with the   Board considered the steps that AIM and
securities lending program in the money      its affiliates have taken over the last      o The performance of the Fund relative to
market funds according to the procedures     several years, and continue to take, in      indices. Not applicable because the Fund
is in the best interests of the lending      order to improve the quality and             has not been in operation for a full
Fund and its respective shareholders.        efficiency of the services they provide to   calendar year.
                                             the Funds in the areas of investment
o Independent written evaluation and         performance, product line diversification,   o Meetings with the Fund's portfolio
recommendations of the Fund's Senior         distribution, fund operations, shareholder   managers and investment personnel. With
Officer. The Board noted that, upon their    services and compliance. The Board           respect to the Fund, the Board is meeting
direction, the Senior Officer of the Fund,   concluded that these steps taken by AIM      periodically with such Fund's portfolio
who is independent of AIM and AIM's          have improved, and are likely to continue    managers and/or other investment personnel
affiliates, had prepared an independent      to improve, the quality and efficiency of    and believes that such individuals are
written evaluation in order to assist the    the services AIM and its affiliates          competent and able to continue to carry
Board in determining the reasonableness of   provide to the Fund in each of these         out their responsibilities under the
the proposed management fees of the AIM      areas, and support the Board's approval of   Sub-Advisory Agreement.
Funds, including the Fund. The Board noted   the continuance of the Advisory Agreement
that the Senior Officer's written            for the Fund.                                o Overall performance of the Sub-Advisor.
evaluation had been relied upon by the                                                    Not applicable because the Fund has not
Board in this regard in lieu of a            APPROVAL OF SUB-ADVISORY AGREEMENT           been in operation for a full calendar
competitive bidding process. In                                                           year.
determining whether to continue the          The Board oversees the management of the
Advisory Agreement for the Fund, the Board   Fund and, as required by law, determines     o Fees relative to those of clients of the
considered the Senior Officer's written      annually whether to approve the              Sub-Advisor with comparable investment
evaluation.                                  continuance of the Fund's sub-advisory       strategies. The Board reviewed the
                                             agreement. Based upon the recommendation     sub-advisory fee rate for the Fund under
o Profitability of AIM and its affiliates.   of the Investments Committee of the Board,   the Sub-Advisory Agreement and the
The Board reviewed information concerning    at a meeting held on June 27, 2006, the      sub-advisory fees paid thereunder. The
the profitability of AIM's (and its          Board, including all of the independent      Board noted that this rate was comparable
affiliates') investment advisory and other   trustees, approved the continuance of the    to or above the total advisory fee rates
activities and its financial condition.      sub-advisory agreement (the "Sub-Advisory    for eight separately managed accounts/wrap
The Board considered the overall             Agreement") between INVESCO Institutional    accounts managed by the Sub-Advisor with
profitability of AIM. The Board noted that   (N.A.), Inc. (the "Sub-Advisor") and AIM     investment strategies comparable to those
AIM's operations remain profitable,          with respect to the Fund for another year,   of the Fund and below the total advisory
although increased expenses in recent        effective July 1, 2006.                      fee rates for 34 separately managed
years have reduced AIM's profitability.                                                   accounts/wrap accounts managed by the
Based on the review of the profitability        The Board considered the factors          Sub-Advisor with investment strategies
of AIM's and its affiliates' investment      discussed below in evaluating the fairness   comparable to those of the Fund. The Board
advisory and other activities and its        and reasonableness of the Sub-Advisory       noted that AIM has agreed to limit the
financial condition, the Board concluded     Agreement at the meeting on June 27, 2006    Fund's total annual operating expenses.
that the compensation to be paid by the      and as part of the Board's ongoing           The Board also considered the services to
Fund to AIM under its Advisory Agreement     oversight of the Fund. In their              be provided by the Sub-Advisor pursuant to
was not excessive.                           deliberations, the Board and the             the Sub-Advisory Agreement and the
                                             independent trustees did not identify any    services to be provided by AIM pursuant to
o Benefits of soft dollars to AIM. The       particular factor that was controlling,      the Advisory Agreement, as well as the
Board considered the benefits realized by    and each trustee attributed different        allocation of fees between AIM and the
AIM as a result of brokerage transactions    weights to the various factors.              Sub-Advisor pursuant to the Sub-Advisory
executed through "soft dollar"                                                            Agreement. The Board noted that the
arrangements. Under these arrangements,         The discussion below serves as a          sub-advisory fees have no direct effect on
brokerage commissions paid by the Fund       discussion of the material factors and the   the Fund or its shareholders, as they are
and/or other funds advised by AIM are used   conclusions with respect thereto that        paid by AIM to the Sub-Advisor, and that
to pay for research and execution            formed the basis for the Board's approval    AIM and the Sub-Advisor are affiliates.
services. This research may be used by AIM   of the Sub-Advisory Agreement. After         Based on this review, the Board concluded
in making investment decisions for the       consideration of all of the factors below    that the sub-advisory fee rate under the
Fund. The Board concluded that such          and based on its informed business           Sub-Advisory Agreement was fair and
arrangements were appropriate.               judgment, the Board determined that the      reasonable.
                                             Sub-Advisory Agreement is in the best
o AIM's financial soundness in light of      interests of the Fund and its shareholders   o Profitability of AIM and its affiliates.
the Fund's needs. The Board considered       and that the compensation to the             The Board reviewed information concerning
whether AIM is financially sound and has     Sub-Advisor under the Sub-Advisory           the profitability of AIM's (and its
the resources necessary to perform its       Agreement is fair and reasonable.            affiliates') investment advisory and other
obligations under the Advisory Agreement,                                                 activities and its financial condition.
and concluded that AIM has the financial        Unless otherwise stated, information      The Board considered the overall
resources necessary to fulfill its           presented below is as of June 27, 2006 and   profitability of AIM. The Board noted that
obligations under the Advisory Agreement.    does not reflect any changes that may have   AIM's operations remain profitable,
                                             occurred since June 27, 2006, including      although increased expenses in recent
o Historical relationship between the Fund   but not limited to changes to the Fund's     years have reduced AIM's profitability.
and AIM. In determining whether to approve   performance.                                 Based on the review of the profitability
the Advisory Agreement for the Fund, the                                                  of AIM's and its affiliates' investment
Board also considered the prior              o The nature and extent of the advisory      advisory and other activities and its
relationship between AIM and the Fund, as    services to be provided by the               financial condition, the Board concluded
well as the Board's knowledge of AIM's       Sub-Advisor. The Board reviewed the          that the compensation to be paid by the
operations, and concluded that it was        services to be provided by the Sub-Advisor   Fund to AIM under its Advisory Agreement
beneficial to maintain the current           under the Sub-Advisory Agreement. Based on   was not excessive.
relationship, in part, because of such       such review, the Board concluded that the
knowledge. The Board also reviewed the       range of services to be provided by the      o The Sub-Advisor's financial soundness in
general nature of the non-investment         Sub-Advisor under the Sub-Advisory           light of the Fund's needs. The Board
advisory services currently performed by     Agreement was appropriate and that the       considered whether the Sub-Advisor is
AIM and its affiliates, such as              Sub-Advisor currently is providing           financially sound and has the resources
administrative, transfer agency and          services in accordance with the terms of     necessary to perform its obligations under
distribution services, and the fees          the Sub-Advisory Agreement.                  the Sub-Advisory Agreement, and concluded
received by AIM and its affiliates for                                                    that the Sub-Advisor has the financial
performing such services. In addition to     o The quality of services to be provided     resources necessary to fulfill its
reviewing such services, the trustees also   by the Sub-Advisor. The Board reviewed the   obligations under the Sub-Advisory
considered the organizational structure      credentials and experience of the officers   Agreement.
employed by AIM and its affiliates to        and employees of the Sub-Advisor who will
provide those                                provide investment advisory services to
                                             the

Supplement to Semiannual Report dated 2/28/07

AIM STRUCTURED VALUE FUND

INSTITUTIONAL CLASS SHARES                   CUMULATIVE TOTAL RETURNS                        PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 2/28/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/31/06)                  13.98%  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    6 Months                              9.07   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to                                                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   CUMULATIVE TOTAL RETURNS                     MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain                                                      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    For periods ended 12/31/06, most             INFORMATION ON COMPARATIVE BENCHMARKS.
                                             recent calendar quarter-end
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             Inception (3/31/06)                  13.98%  MORE INFORMATION. FOR THE MOST CURRENT
                                             6 Months                             13.98   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             HAVE BEEN LOWER.

==========================================
NASDAQ SYMBOL                        ASIVX
==========================================

Over for information on your Fund's expenses.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM               SVAL-INS-2             A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      divide your account value by $1,000 (for        The hypothetical account values and
ongoing costs, including management fees     example, an $8,600 account value divided     expenses may not be used to estimate the
and other Fund expenses. This example is     by $1,000 = 8.6), then multiply the result   actual ending account balance or expenses
intended to help you understand your         by the number in the table under the         you paid for the period. You may use this
ongoing costs (in dollars) of investing in   heading entitled "Actual Expenses Paid       information to compare the ongoing costs
the Fund and to compare these costs with     During Period" to estimate the expenses      of investing in the Fund and other funds.
ongoing costs of investing in other mutual   you paid on your account during this         To do so, compare this 5% hypothetical
funds. The example is based on an            period.                                      example with the 5% hypothetical examples
investment of $1,000 invested at the                                                      that appear in the shareholder reports of
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
entire period September 1, 2006, through     PURPOSES
February 28, 2007.                                                                           Please note that the expenses shown in
                                             The table below also provides information    the table are meant to highlight your
ACTUAL EXPENSES                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
The table below provides information about   actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
actual account values and actual expenses.   of return of 5% per year before expenses,    help you determine the relative total
You may use the information in this table,   which is not the Fund's actual return. The   costs of owning different funds.
together with the amount you invested, to    Fund's actual cumulative total return
estimate the expenses that you paid over     after expenses for the six months ended
the period. Simply                           February 28, 2007, appears in the table on
                                             the front of this supplement.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING                EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (9/1/06)            (2/28/07)(1)            PERIOD(2)      (2/28/07)            PERIOD(2)         RATIO

Institutional      $1,000.00              $1,090.70               $3.89        $1,021.08              $3.76           0.75%

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
    February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM               SVAL-INS-2             A I M Distributors, Inc.

AIM Structured Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                 SHARES           VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.60%

AIRLINES-1.35%

AMR Corp.(a)                                       38,600      $ 1,315,874
==========================================================================

APPAREL RETAIL-0.93%

American Eagle Outfitters, Inc.                    11,300          350,865
--------------------------------------------------------------------------
Gap, Inc. (The)                                    16,400          314,716
--------------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                         7,800          241,020
==========================================================================
                                                                   906,601
==========================================================================

APPLICATION SOFTWARE-0.08%

Mentor Graphics Corp.(a)                            4,400           74,316
==========================================================================

AUTOMOBILE MANUFACTURERS-0.85%

General Motors Corp.                               25,800          823,536
==========================================================================

BIOTECHNOLOGY-0.15%

Biogen Idec Inc.(a)                                 3,200          144,608
==========================================================================

BROADCASTING & CABLE TV-2.18%

CBS Corp.-Class B                                   9,100          276,185
--------------------------------------------------------------------------
Comcast Corp.-Class A(a)                           71,550        1,840,266
==========================================================================
                                                                 2,116,451
==========================================================================

BUILDING PRODUCTS-0.05%

Masco Corp.                                         1,500           44,775
==========================================================================

COMMUNICATIONS EQUIPMENT-0.50%

Cisco Systems, Inc.(a)                             13,400          347,596
--------------------------------------------------------------------------
Polycom, Inc.(a)                                    4,300          137,170
==========================================================================
                                                                   484,766
==========================================================================

COMPUTER HARDWARE-2.02%

Hewlett-Packard Co.                                49,900        1,965,062
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.07%

Lexmark International, Inc.-Class A(a)              1,100           66,616
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.39%

Terex Corp.(a)                                      5,700          375,288
==========================================================================

CONSUMER FINANCE-0.66%

AmeriCredit Corp.(a)                               11,200          273,504
--------------------------------------------------------------------------
First Marblehead Corp. (The)                        8,100          365,634
==========================================================================
                                                                   639,138
==========================================================================

                                                 SHARES           VALUE
--------------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-0.64%

CSG Systems International, Inc.(a)                  9,100      $   224,406
--------------------------------------------------------------------------
Electronic Data Systems Corp.                      14,000          392,280
==========================================================================
                                                                   616,686
==========================================================================

DEPARTMENT STORES-1.93%

Dillard's, Inc.-Class A                             6,500          217,100
--------------------------------------------------------------------------
J.C. Penney Co., Inc.                              11,200          908,432
--------------------------------------------------------------------------
Kohl's Corp.(a)                                     5,100          351,849
--------------------------------------------------------------------------
Nordstrom, Inc.                                     4,200          222,978
--------------------------------------------------------------------------
Sears Holdings Corp.(a)                               950          171,238
==========================================================================
                                                                 1,871,597
==========================================================================

DIVERSIFIED BANKS-2.01%

Wells Fargo & Co.                                  56,300        1,953,610
==========================================================================

DIVERSIFIED METALS & MINING-0.18%

Southern Copper Corp. (Peru)                        2,500          176,000
==========================================================================

DIVERSIFIED REIT'S-0.48%

Vornado Realty Trust                                3,700          470,640
==========================================================================

ELECTRIC UTILITIES-1.21%

American Electric Power Co., Inc.                  26,200        1,175,332
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.39%

Emerson Electric Co.                                8,800          379,192
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.19%

Republic Services, Inc.                             4,300          180,901
==========================================================================

FOOD RETAIL-1.34%

Kroger Co. (The)                                   44,800        1,150,016
--------------------------------------------------------------------------
Safeway Inc.                                        4,300          148,651
==========================================================================
                                                                 1,298,667
==========================================================================

GENERAL MERCHANDISE STORES-0.45%

Big Lots, Inc.(a)                                  15,600          390,468
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                         1,500           51,165
==========================================================================
                                                                   441,633
==========================================================================

HEALTH CARE DISTRIBUTORS-2.33%

AmerisourceBergen Corp.                            27,600        1,453,692
--------------------------------------------------------------------------
McKesson Corp.                                     14,600          814,096
==========================================================================
                                                                 2,267,788
==========================================================================

HEALTH CARE SERVICES-0.07%

Laboratory Corp. of America Holdings(a)               900           71,775
==========================================================================

AIM Structured Value Fund


                                                 SHARES           VALUE
--------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY-0.12%

Emdeon Corp.(a)                                     8,000      $   119,520
==========================================================================

HOMEFURNISHING RETAIL-0.21%

Rent-A-Center, Inc.(a)                              7,200          203,904
==========================================================================

HOUSEHOLD PRODUCTS-0.87%

Energizer Holdings, Inc.(a)                           700           60,144
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                         12,400          787,276
==========================================================================
                                                                   847,420
==========================================================================

HOUSEWARES & SPECIALTIES-0.99%

Newell Rubbermaid Inc.                             31,500          964,530
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.44%

TXU Corp.                                           6,500          429,975
==========================================================================

INDUSTRIAL CONGLOMERATES-1.15%

General Electric Co.                               31,900        1,113,948
==========================================================================

INDUSTRIAL MACHINERY-0.07%

SPX Corp.                                             900           62,910
==========================================================================

INDUSTRIAL REIT'S-1.66%

AMB Property Corp.                                  5,800          340,924
--------------------------------------------------------------------------
ProLogis                                           19,300        1,276,309
==========================================================================
                                                                 1,617,233
==========================================================================

INTEGRATED OIL & GAS-8.58%

Chevron Corp.                                      15,700        1,077,177
--------------------------------------------------------------------------
ConocoPhillips                                        700           45,794
--------------------------------------------------------------------------
Exxon Mobil Corp.                                  92,300        6,616,064
--------------------------------------------------------------------------
Marathon Oil Corp.                                  6,600          598,884
==========================================================================
                                                                 8,337,919
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.66%

AT&T Inc.                                          45,900        1,689,120
--------------------------------------------------------------------------
Qwest Communications International Inc.(a)        203,300        1,805,304
--------------------------------------------------------------------------
Verizon Communications Inc.                         1,500           56,145
==========================================================================
                                                                 3,550,569
==========================================================================

INTERNET RETAIL-0.14%

IAC/InterActiveCorp.(a)                             3,400          133,280
==========================================================================

INTERNET SOFTWARE & SERVICES-0.25%

RealNetworks, Inc.(a)                              29,200          238,272
==========================================================================

INVESTMENT BANKING & BROKERAGE-7.24%

Bear Stearns Cos. Inc. (The)                        2,300          350,152
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    10,050        2,026,080
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      23,400        1,715,220
--------------------------------------------------------------------------

                                                 SHARES           VALUE
--------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.                           7,800      $   652,704
--------------------------------------------------------------------------
Morgan Stanley                                     30,600        2,292,552
==========================================================================
                                                                 7,036,708
==========================================================================

LEISURE PRODUCTS-0.86%

Marvel Entertainment, Inc.(a)                      12,800          355,712
--------------------------------------------------------------------------
Mattel, Inc.                                       18,300          475,983
==========================================================================
                                                                   831,695
==========================================================================

MANAGED HEALTH CARE-0.20%

Magellan Health Services, Inc.(a)                   4,600          192,326
==========================================================================

MARINE-0.43%

Overseas Shipholding Group, Inc.                    6,900          418,002
==========================================================================

METAL & GLASS CONTAINERS-0.32%

Pactiv Corp.(a)                                     9,700          312,340
==========================================================================

MOTORCYCLE MANUFACTURERS-0.35%

Harley-Davidson, Inc.                               5,200          342,680
==========================================================================

MULTI-LINE INSURANCE-3.65%

American International Group, Inc.                 38,200        2,563,220
--------------------------------------------------------------------------
Loews Corp.                                        22,700          986,088
==========================================================================
                                                                 3,549,308
==========================================================================

MULTI-UTILITIES-2.39%

CenterPoint Energy, Inc.                            8,300          148,072
--------------------------------------------------------------------------
PG&E Corp.                                         30,300        1,406,526
--------------------------------------------------------------------------
Xcel Energy, Inc.                                  32,600          770,338
==========================================================================
                                                                 2,324,936
==========================================================================

OFFICE REIT'S-0.15%

Boston Properties, Inc.                             1,200          144,120
==========================================================================

OIL & GAS REFINING & MARKETING-3.55%

Frontier Oil Corp.                                 48,100        1,421,355
--------------------------------------------------------------------------
Holly Corp.                                         6,900          382,743
--------------------------------------------------------------------------
Tesoro Corp.                                       18,000        1,640,520
==========================================================================
                                                                 3,444,618
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-12.34%

Bank of America Corp.                              82,200        4,181,514
--------------------------------------------------------------------------
Citigroup Inc.                                     84,800        4,273,920
--------------------------------------------------------------------------
JPMorgan Chase & Co.                               71,500        3,532,100
==========================================================================
                                                                11,987,534
==========================================================================

PACKAGED FOODS & MEATS-0.06%

General Mills, Inc.                                 1,100           61,996
==========================================================================

PAPER PRODUCTS-0.08%

International Paper Co.                             2,100           75,621
==========================================================================

AIM Structured Value Fund


                                                 SHARES           VALUE
--------------------------------------------------------------------------

PERSONAL PRODUCTS-0.34%

NBTY, Inc.(a)                                       6,800      $   331,024
==========================================================================

PHARMACEUTICALS-7.38%

Forest Laboratories, Inc.(a)                        5,700          295,032
--------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      45,600          850,440
--------------------------------------------------------------------------
Merck & Co. Inc.                                   53,400        2,358,144
--------------------------------------------------------------------------
Pfizer Inc.                                       146,700        3,661,632
==========================================================================
                                                                 7,165,248
==========================================================================

PROPERTY & CASUALTY INSURANCE-4.00%

Allstate Corp. (The)                               28,900        1,735,734
--------------------------------------------------------------------------
Chubb Corp. (The)                                  18,100          924,005
--------------------------------------------------------------------------
CNA Financial Corp.(a)                              1,400           57,484
--------------------------------------------------------------------------
SAFECO Corp.                                       11,000          733,920
--------------------------------------------------------------------------
Travelers Cos., Inc. (The)                          8,600          436,536
==========================================================================
                                                                 3,887,679
==========================================================================

REGIONAL BANKS-0.16%

Regions Financial Corp.                             4,400          157,608
==========================================================================

RESIDENTIAL REIT'S-2.91%

Apartment Investment & Management Co.-Class A       1,600           94,176
--------------------------------------------------------------------------
Archstone-Smith Trust                              14,300          806,663
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                         9,000        1,238,040
--------------------------------------------------------------------------
BRE Properties, Inc.-Class A                        9,300          616,590
--------------------------------------------------------------------------
Camden Property Trust                               1,000           71,980
==========================================================================
                                                                 2,827,449
==========================================================================

RETAIL REIT'S-1.75%

Federal Realty Investment Trust                     2,300          208,127
--------------------------------------------------------------------------
Kimco Realty Corp.                                 21,100        1,060,486
--------------------------------------------------------------------------
Simon Property Group, Inc.                          3,800          428,412
==========================================================================
                                                                 1,697,025
==========================================================================

SOFT DRINKS-0.58%

Coca-Cola Co. (The)                                 7,000          326,760
--------------------------------------------------------------------------
PepsiCo, Inc.                                       3,800          239,970
==========================================================================
                                                                   566,730
==========================================================================

SPECIALIZED REIT'S-0.76%

Hospitality Properties Trust                        5,100          234,957
--------------------------------------------------------------------------
Public Storage, Inc.                                5,000          506,350
==========================================================================
                                                                   741,307
==========================================================================

                                                 SHARES           VALUE
--------------------------------------------------------------------------


SPECIALTY STORES-0.44%

Office Depot, Inc.(a)                               6,700      $   223,512
--------------------------------------------------------------------------
OfficeMax Inc.                                      4,000          207,600
==========================================================================
                                                                   431,112
==========================================================================

STEEL-3.27%

Nucor Corp.                                        21,500        1,308,705
--------------------------------------------------------------------------
Steel Dynamics, Inc.                               12,100          456,654
--------------------------------------------------------------------------
United States Steel Corp.                          15,900        1,409,058
==========================================================================
                                                                 3,174,417
==========================================================================

SYSTEMS SOFTWARE-0.15%

BMC Software, Inc.(a)                               4,800          148,128
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.07%

Fannie Mae                                         13,100          743,163
--------------------------------------------------------------------------
Freddie Mac                                         4,600          295,228
==========================================================================
                                                                 1,038,391
==========================================================================

TOBACCO-3.58%

Altria Group, Inc.                                 23,800        2,005,864
--------------------------------------------------------------------------
Loews Corp-Carolina Group                          15,100        1,087,653
--------------------------------------------------------------------------
UST Inc.                                            6,600          383,196
==========================================================================
                                                                 3,476,713
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $88,125,269)                              93,845,047
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.18%

4.84%, 03/15/07 (Cost $174,672)(b)             $  175,000(c)       174,672
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-2.83%

Liquid Assets Portfolio-Institutional
  Class(d)                                      1,375,344        1,375,344
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        1,375,344        1,375,344
==========================================================================
    Total Money Market Funds (Cost
      $2,750,688)                                                2,750,688
==========================================================================
TOTAL INVESTMENTS-99.61% (Cost $91,050,629)                     96,770,407
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.39%                                379,254
==========================================================================
NET ASSETS-100.00%                                             $97,149,661
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 11 and Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $88,299,941)        $94,019,719
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,750,688)                               2,750,688
===========================================================
    Total Investments (Cost $91,050,629)         96,770,407
===========================================================
Receivables for:
  Variation margin                                   23,758
-----------------------------------------------------------
  Fund shares sold                                  104,584
-----------------------------------------------------------
  Dividends                                         231,455
-----------------------------------------------------------
  Fund expenses absorbed                              7,287
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,002
-----------------------------------------------------------
Other assets                                         82,354
===========================================================
    Total assets                                 97,221,847
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             13,037
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,180
-----------------------------------------------------------
Accrued distribution fees                             2,027
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,597
-----------------------------------------------------------
Accrued transfer agent fees                             720
-----------------------------------------------------------
Accrued operating expenses                           51,625
===========================================================
    Total liabilities                                72,186
===========================================================
Net assets applicable to shares outstanding     $97,149,661
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $90,383,433
-----------------------------------------------------------
Undistributed net investment income                 282,590
-----------------------------------------------------------
Undistributed net realized gain                     818,828
-----------------------------------------------------------
Unrealized appreciation                           5,664,810
===========================================================
                                                $97,149,661
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 1,452,835
___________________________________________________________
===========================================================
Class B                                         $ 1,173,972
___________________________________________________________
===========================================================
Class C                                         $   726,379
___________________________________________________________
===========================================================
Class R                                         $   680,360
___________________________________________________________
===========================================================
Institutional Class                             $93,116,115
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             128,540
___________________________________________________________
===========================================================
Class B                                             104,072
___________________________________________________________
===========================================================
Class C                                              64,394
___________________________________________________________
===========================================================
Class R                                              60,241
___________________________________________________________
===========================================================
Institutional Class                               8,228,648
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.30
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.30 divided by
      94.50%)                                   $     11.96
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.28
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.28
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.29
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.32
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $174)          $  935,279
------------------------------------------------------------------------
Dividends from affiliated money market funds                      52,789
------------------------------------------------------------------------
Interest                                                           9,407
========================================================================
    Total investment income                                      997,475
========================================================================

EXPENSES:

Advisory fees                                                    263,046
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     6,911
------------------------------------------------------------------------
Distribution fees:
  Class A                                                          1,473
------------------------------------------------------------------------
  Class B                                                          4,897
------------------------------------------------------------------------
  Class C                                                          3,401
------------------------------------------------------------------------
  Class R                                                          1,657
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               2,149
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               1,275
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,681
------------------------------------------------------------------------
Professional Fees                                                 45,870
------------------------------------------------------------------------
Registration and filing fees                                     108,474
------------------------------------------------------------------------
Other                                                             19,100
========================================================================
    Total expenses                                               491,729
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (151,648)
========================================================================
    Net expenses                                                 340,081
========================================================================
Net investment income                                            657,394
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain from:
  Investment securities                                          769,455
------------------------------------------------------------------------
  Futures contracts                                              117,841
========================================================================
                                                                 887,296
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        5,654,396
------------------------------------------------------------------------
  Futures contracts                                              (58,966)
========================================================================
                                                               5,595,430
========================================================================
Net realized and unrealized gain                               6,482,726
========================================================================
Net increase in net assets resulting from operations          $7,140,120
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the period March 31, 2006 (Date operations commenced) through August 31, 2006
(Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   657,394       $   134,455
----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                          887,296           (11,024)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           5,595,430            69,380
==============================================================================================
    Net increase in net assets resulting from operations          7,140,120           192,811
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                            (6,110)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (2,292)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                              (542,391)               --
==============================================================================================
    Total distributions from net investment income                 (550,793)               --
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              (786)               --
----------------------------------------------------------------------------------------------
  Class B                                                              (625)               --
----------------------------------------------------------------------------------------------
  Class C                                                              (443)               --
----------------------------------------------------------------------------------------------
  Class R                                                              (432)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (55,158)               --
==============================================================================================
    Total distributions from net realized gains                     (57,444)               --
==============================================================================================
    Decrease in net assets resulting from distributions            (608,237)               --
==============================================================================================
Share transactions-net:
  Class A                                                           519,092           823,210
----------------------------------------------------------------------------------------------
  Class B                                                           312,921           762,235
----------------------------------------------------------------------------------------------
  Class C                                                            41,242           607,944
----------------------------------------------------------------------------------------------
  Class R                                                             2,724           600,010
----------------------------------------------------------------------------------------------
  Institutional Class                                            13,349,625        73,405,964
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                14,225,604        76,199,363
==============================================================================================
    Net increase in net assets                                   20,757,487        76,392,174
==============================================================================================

NET ASSETS:

  Beginning of period                                            76,392,174                --
==============================================================================================
  End of period (including undistributed net investment
    income of $282,590 and $175,989, respectively)              $97,149,661       $76,392,174
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Value Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net

AIM Structured Value Fund

     investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Structured Value Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended February 28, 2007, AIM waived advisory fees of $146,095 and reimbursed class level expenses of $675, $561, $389, $380 and $1,275 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ending February 28, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Structured Value Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2007, ADI advised the Fund that it retained $1,160 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended February 28, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $ 7,314,862       $ (5,939,518)         $   --         $1,375,344       $26,460       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                 --           7,314,862         (5,939,518)             --          1,375,344        26,329           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $14,629,724       $(11,879,036)         $   --         $2,750,688       $52,789       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended February 28, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,273.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2007, the Fund paid legal fees of $2,076 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended February 28, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Structured Value Fund

NOTE 7--FUTURES CONTRACTS

On February 28, 2007, $175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                              NUMBER OF      MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT       02/28/07       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
S&P 500 E.Mini Index Future                                      36        Mar-07/Long     $2,536,020         $(54,968)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2007 was $34,707,695 and $22,166,765, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 6,801,242
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,081,636)
===============================================================================
Net unrealized appreciation of investment securities               $ 5,719,606
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $91,050,801.

AIM Structured Value Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED             COMMENCED) TO
                                                                FEBRUARY 28, 2007(A)          AUGUST 31, 2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        53,396    $   594,271       83,321    $   836,451
------------------------------------------------------------------------------------------------------------------
  Class B                                                        34,711        386,824       76,011        762,735
------------------------------------------------------------------------------------------------------------------
  Class C                                                         4,159         47,224       60,787        607,944
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --       60,001        600,010
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,250,780     13,944,863    7,036,482     73,435,376
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           607          6,896           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                            55            619           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                            38            439           --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                           240          2,724           --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            52,555        597,549           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,284         25,983           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,288)       (25,983)          --             --
==================================================================================================================
Reacquired:
  Class A                                                        (9,758)      (108,058)      (1,310)       (13,241)
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (4,367)       (48,539)         (50)          (500)
------------------------------------------------------------------------------------------------------------------
  Class C                                                          (590)        (6,421)          --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (108,362)    (1,192,787)      (2,807)       (29,412)
==================================================================================================================
                                                              1,273,460    $14,225,604    7,312,435    $76,199,363
__________________________________________________________________________________________________________________
==================================================================================================================


(a) 94% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.


NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

AIM Structured Value Fund

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED            COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------

Net asset value, beginning of period                             $10.44               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.07                 0.20
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.86                 0.24
=================================================================================================
    Total from investment operations                               0.93                 0.44
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.06)                  --
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                  --
=================================================================================================
    Total distributions                                           (0.07)                  --
=================================================================================================
Net asset value, end of period                                   $11.30               $10.44
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    8.84%                4.40%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,453               $  856
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.01%(c)             1.03%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.46%(c)             5.80%(d)
=================================================================================================
Ratio of net investment income to average net assets               1.26%(c)             4.59%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           26%                   5%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,188,196.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS B
                                                              --------------------------------------
                                                                                     MARCH 31, 2006
                                                                SIX MONTHS          (DATE OPERATIONS
                                                                   ENDED             COMMENCED) TO
                                                               FEBRUARY 28,            AUGUST 31,
                                                                   2007                   2006
----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                              $10.40                 $10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                          0.03                   0.16
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.86                   0.24
====================================================================================================
    Total from investment operations                                0.89                   0.40
====================================================================================================
Less distributions from net realized gains                         (0.01)                    --
====================================================================================================
Net asset value, end of period                                    $11.28                 $10.40
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                     8.53%                  4.00%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $1,174                 $  790
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.76%(c)               1.78%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.21%(c)               6.55%(d)
====================================================================================================
Ratio of net investment income to average net assets                0.51%(c)               3.84%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                            26%                     5%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $987,598.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Value Fund

                                                                             CLASS C
                                                              --------------------------------------
                                                                                     MARCH 31, 2006
                                                                SIX MONTHS          (DATE OPERATIONS
                                                                   ENDED             COMMENCED) TO
                                                               FEBRUARY 28,            AUGUST 31,
                                                                   2007                   2006
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.40                 $10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                          0.03                   0.16
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.86                   0.24
====================================================================================================
    Total from investment operations                                0.89                   0.40
====================================================================================================
Less distributions from net realized gains                         (0.01)                    --
====================================================================================================
Net asset value, end of period                                    $11.28                 $10.40
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                     8.53%                  4.00%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  726                 $  632
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.76%(c)               1.78%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.21%(c)               6.55%(d)
====================================================================================================
Ratio of net investment income to average net assets                0.51%(c)               3.84%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                            26%                     5%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $685,846.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                     MARCH 31, 2006
                                                                SIX MONTHS          (DATE OPERATIONS
                                                                   ENDED             COMMENCED) TO
                                                               FEBRUARY 28,            AUGUST 31,
                                                                   2007                   2006
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.42                 $10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                          0.06                   0.18
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.86                   0.24
====================================================================================================
    Total from investment operations                                0.92                   0.42
====================================================================================================
Less distributions:
  Dividends from net investment income                             (0.04)                    --
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.01)                    --
====================================================================================================
    Total distributions                                            (0.05)                    --
====================================================================================================
Net asset value, end of period                                    $11.29                 $10.42
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                     8.78%                  4.20%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  680                 $  625
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.26%(c)               1.28%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.71%(c)               6.05%(d)
====================================================================================================
Ratio of net investment income to average net assets                1.01%(c)               4.34%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                            26%                     5%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $668,255.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Value Fund

                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                  MARCH 31, 2006
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED            COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.09                 0.21
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.86                 0.24
=================================================================================================
    Total from investment operations                               0.95                 0.45
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.07)                  --
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                  --
=================================================================================================
    Total distributions                                           (0.08)                  --
=================================================================================================
Net asset value, end of period                                  $ 11.32              $ 10.45
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    9.07%                4.50%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $93,116              $73,488
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.75%(c)             0.77%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.09%(c)             5.50%(d)
=================================================================================================
Ratio of net investment income to average net assets               1.52%(c)             4.85%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           26%                   5%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $84,878,695.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Structured Value Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Value Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
                                  Philip A. Taylor                              11 Greenway Plaza
Bob R. Baker                      President and Principal                       Suite 100
                                  Executive Officer                             Houston, TX 77046-1173
Frank S. Bayley
                                  Todd L. Spillane                              INVESTMENT ADVISOR
James T. Bunch                    Chief Compliance Officer                      A I M Advisors, Inc.
                                                                                11 Greenway Plaza
Bruce L. Crockett                 Russell C. Burk                               Suite 100
Chair                             Senior Vice President and Senior Officer      Houston, TX 77046-1173
                                  John M. Zerr                                  TRANSFER AGENT
Albert R. Dowden                  Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Jack M. Fields                                                                  Houston, TX 77210-4739
                                  Sidney M. Dilgren
Martin L. Flanagan                Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Carl Frischling                                                                 225 Franklin Street
                                  Lisa O. Brinkley                              Boston, MA 02110-2801
Robert H. Graham                  Vice President
Vice Chair                                                                      COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Prema Mathai-Davis                Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Lewis F. Pennock                  Patrick J.P. Farmer                           Philadelphia, PA 19103-7599
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Raymond Stickel, Jr.              Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
Philip A. Taylor                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.)
                                                                                One Midtown Plaza
                                                                                1360 Peachtree Street, N.E.
                                                                                Suite 100
                                                                                Atlanta, Ga 30309-3262

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
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

ITEM 2. CODE OF ETHICS.

     The Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 4, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 4, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 4, 2007

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.